UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 93167

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty-one Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2022

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended June 30, 2022.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank or Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2022

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2022 and held until June 30, 2022. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2022”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2022” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2022	Ending Account Value Using Actual Return at June 30, 2022	Expenses Paid During the Six Months Ended June 30, 2022*	Beginning Account Value at January 1, 2022	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2022	Expenses Paid During the Six Months Ended June 30, 2022	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$841.12	$1.19	$1,000.00	$1,023.51	$1.30	0.26%
Class 3 #@	$1,000.00	$840.34	$2.33	$1,000.00	$1,022.27	$2.56	0.51%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$720.34	$1.15	$1,000.00	$1,023.46	$1.35	0.27%
Class 3 #@	$1,000.00	$719.63	$2.22	$1,000.00	$1,022.22	$2.61	0.52%
SA American Funds Growth
Class 1 #@	$1,000.00	$701.05	$1.10	$1,000.00	$1,023.51	$1.30	0.26%
Class 3 #@	$1,000.00	$700.10	$2.15	$1,000.00	$1,022.27	$2.56	0.51%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$802.00	$1.21	$1,000.00	$1,023.46	$1.35	0.27%
Class 3 #@	$1,000.00	$801.01	$2.32	$1,000.00	$1,022.22	$2.61	0.52%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$840.14	$1.19	$1,000.00	$1,023.51	$1.30	0.26%
Class 3 #@	$1,000.00	$838.91	$2.33	$1,000.00	$1,022.27	$2.56	0.51%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2022” and “Annualized Expense Ratios” would have been higher.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2022 and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
Asset Allocation Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	74,528,416	$1,633,662,883
TOTAL INVESTMENTS (cost $1,789,424,057)(1)	100.0%	1,633,662,883
Other assets less liabilities	0.0	71,421
NET ASSETS	100.0%	$1,633,734,304
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$1,633,662,883	$—	$—	$1,633,662,883
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
International Equity Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	12,321,722	$358,192,454
TOTAL INVESTMENTS (cost $362,636,297)(1)	100.0%	358,192,454
Other assets less liabilities	0.0	17,290
NET ASSETS	100.0%	$358,209,744
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$358,192,454	$—	$—	$358,192,454
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth Fund, Class 1	8,550,649	$655,065,211
TOTAL INVESTMENTS (cost $774,636,749)(1)	100.0%	655,065,211
Other assets less liabilities	0.0	12,985
NET ASSETS	100.0%	$655,078,196
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$655,065,211	$—	$—	$655,065,211
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth-Income Fund, Class 1	7,220,049	$352,266,177
TOTAL INVESTMENTS (cost $361,671,491)(1)	100.0%	352,266,177
Other assets less liabilities	(0.0)	(6,385)
NET ASSETS	100.0%	$352,259,792
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$352,266,177	$—	$—	$352,266,177
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
Asset Allocation Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series- Managed Risk Growth-Income Fund, Class P1	148,382,818	$1,899,300,069
TOTAL INVESTMENTS (cost $1,815,363,142)(1)	100.0%	1,899,300,069
Other assets less liabilities	0.0	252,436
NET ASSETS	100.0%	$1,899,552,505
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$1,899,300,069	$—	$—	$1,899,300,069
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,633,662,883	$358,192,454	$655,065,211	$352,266,177	$1,899,300,069
Receivable for:
Fund shares sold	—	9,283,987	35,955,475	1,780,307	—
Investments sold	3,003,425	—	—	—	9,078,067
Prepaid expenses and other assets	11,231	9,887	9,753	9,550	13,551
Due from investment adviser for expense reimbursements/fee waivers	1,702,329	425,974	659,923	366,266	2,302,230

Total assets	1,638,379,868	367,912,302	691,690,362	354,422,300	1,910,693,917

LIABILITIES:
Payable for:
Fund shares redeemed	3,003,383	—	—	8,237	9,078,019
Investments purchased	—	9,283,972	35,955,453	1,772,054	—
Investment advisory and management fees	1,171,960	280,146	450,160	252,370	1,517,639
Service fees	343,183	73,473	132,044	73,860	399,172
Transfer agent fees	—	14	—	—	—
Trustees’ fees and expenses	8,221	2,283	3,888	1,891	10,589
Other accrued expenses	118,817	62,670	70,621	54,096	135,993

Total liabilities	4,645,564	9,702,558	36,612,166	2,162,508	11,141,412

NET ASSETS	$1,633,734,304	$358,209,744	$655,078,196	$352,259,792	$1,899,552,505

NET ASSETS REPRESENTED BY:
Paid-in capital	1,509,061,969	313,759,665	571,563,161	308,762,697	1,657,202,137
Total accumulated earnings (loss)	124,672,335	44,450,079	83,515,035	43,497,095	242,350,368

NET ASSETS	$1,633,734,304	$358,209,744	$655,078,196	$352,259,792	$1,899,552,505

Class 1 (unlimited shares authorized):
Net assets	$7,130,166	$1,193,171	$1,721,947	$1,717,790	$987,685
Shares of beneficial interest issued and outstanding	455,005	116,927	128,555	153,077	67,601
Net asset value, offering and redemption price per share	$15.67	$10.20	$13.39	$11.22	$14.61

Class 3 (unlimited shares authorized):
Net assets	$1,626,604,138	$357,016,573	$653,356,249	$350,542,002	$1,898,564,820
Shares of beneficial interest issued and outstanding	104,406,485	35,026,694	49,005,579	31,429,884	130,657,068
Net asset value, offering and redemption price per share	$15.58	$10.19	$13.33	$11.15	$14.53

*Cost
Investment securities (unaffiliated)	$1,789,424,057	$362,636,297	$774,636,749	$361,671,491	$1,815,363,142

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,593,638	$902,324	$1,013,744	$1,167,607	$20,245,679

Total investment income	7,593,638	902,324	1,013,744	1,167,607	20,245,679

EXPENSES:
Investment advisory and management fees	7,548,417	1,881,346	3,055,921	1,645,673	9,854,285
Service fees	2,210,399	493,411	896,341	481,740	2,592,071
Transfer agent fees	211	330	316	316	264
Custodian and accounting fees	3,648	3,642	3,640	3,638	3,651
Reports to shareholders	11,826	8,038	8,590	9,447	19,990
Audit and tax fees	14,107	15,264	13,659	13,659	14,099
Legal fees	6,795	2,831	4,082	2,841	6,958
Trustees’ fees and expenses	25,164	6,209	11,211	5,630	31,591
Other expenses	19,715	12,641	11,281	9,459	37,034

Total expenses before fee waivers and expense reimbursements	9,840,282	2,423,712	4,005,041	2,172,403	12,559,943

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(5,328,295)	(1,386,255)	(2,157,121)	(1,161,652)	(7,261,052)

Net expenses	4,511,987	1,037,457	1,847,920	1,010,751	5,298,891

Net investment income (loss)	3,081,651	(135,133)	(834,176)	156,856	14,946,788

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	9,972,845	4,682,567	3,139,452	1,606,740	12,692,849
Net realized gain from capital gain distributions received from underlying funds (unaffliated)	177,193,803	42,290,829	98,397,789	36,518,352	44,340,787

Net realized gain (loss) on investments	187,166,648	46,973,396	101,537,241	38,125,092	57,033,636

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(501,118,093)	(181,633,060)	(358,461,829)	(124,199,565)	(442,867,126)

Net realized and unrealized gain (loss) on investments	(313,951,445)	(134,659,664)	(256,924,588)	(86,074,473)	(385,833,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(310,869,794)	$(134,794,797)	$(257,758,764)	$(85,917,617)	$(370,886,702)

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,081,651	$23,408,377	$(135,133)	$268,848	$(834,176)	$(120,683)
Net realized gain (loss) on investments	187,166,648	67,450,460	46,973,396	36,274,245	101,537,241	103,043,305
Net unrealized gain (loss) on investments	(501,118,093)	142,027,418	(181,633,060)	31,248,652	(358,461,829)	31,333,048

Net increase (decrease) in net assets resulting from operations	(310,869,794)	232,886,255	(134,794,797)	67,791,745	(257,758,764)	134,255,670

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(141,237)	—	(199,491)	—	(83,121)
Distributable earnings — Class 3	—	(34,086,030)	—	(37,244,762)	—	(29,364,523)

Total distributions to shareholders	—	(34,227,267)	—	(37,444,253)	—	(29,447,644)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	16,336,835	249,223,548	19,281,009	21,283,169	82,252,982	180,165,289

TOTAL INCREASE (DECREASE) IN NET ASSETS	(294,532,959)	447,882,536	(115,513,788)	51,630,661	(175,505,782)	284,973,315

NET ASSETS:
Beginning of period	1,928,267,263	1,480,384,727	473,723,532	422,092,871	830,583,978	545,610,663

End of period	$1,633,734,304	$1,928,267,263	$358,209,744	$473,723,532	$655,078,196	$830,583,978

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$156,856	$3,366,473	$14,946,788	$19,119,684
Net realized gain (loss) on investments	38,125,092	12,872,269	57,033,636	67,377,314
Net unrealized gain (loss) on investments	(124,199,565)	64,003,183	(442,867,126)	220,281,054

Net increase (decrease) in net assets resulting from operations	(85,917,617)	80,241,925	(370,886,702)	306,778,052

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(81,163)	—	(60,478)
Distributable earnings — Class 3	—	(16,958,634)	—	(145,042,998)

Total distributions to shareholders	—	(17,039,797)	—	(145,103,476)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	10,419,169	38,585,400	(49,598,403)	44,129,343

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,498,448)	101,787,528	(420,485,105)	205,803,919

NET ASSETS:
Beginning of period	427,758,240	325,970,712	2,320,037,610	2,114,233,691

End of period	$352,259,792	$427,758,240	$1,899,552,505	$2,320,037,610

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect majority-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

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The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the AFIS investment adviser’s global risk management group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examinations by the Internal Revenue Service.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s

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administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments:    In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and LIBOR based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2021
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$31,381,662	$58,885,988	$345,274,479	$18,636,107	$15,591,160
SA American Funds Global Growth	—	2,328,240	176,916,638	268,848	37,175,405
SA American Funds Growth	3,759,345	99,165,315	238,349,139	176,769	29,270,875
SA American Funds Growth-Income	3,366,473	11,517,284	114,530,957	3,822,092	13,217,705
SA American Funds VCP Managed Asset Allocation	19,119,684	67,377,314	526,740,072	27,294,057	117,809,419

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA American Funds Asset Allocation	$—	$(155,843,614)	$(155,843,614)	$1,789,506,497
SA American Funds Global Growth	—	(4,716,422)	(4,716,422)	362,908,876
SA American Funds Growth	—	(120,112,690)	(120,112,690)	775,177,901
SA American Funds Growth-Income	—	(9,668,608)	(9,668,608)	361,934,785
SA American Funds VCP Managed Allocation	83,936,927	(63,981)	83,872,946	1,815,427,123

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or

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employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the six months ended June 30, 2022, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$5,328,295
SA American Funds Global Growth	1,386,255
SA American Funds Growth	2,157,121
SA American Funds Growth-Income	1,161,652
SA American Funds VCP Managed Allocation	7,261,052

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2023; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2023 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the six months ended June 30, 2022, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended June 30, 2022, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2022, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2022, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2022 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA American Funds Asset Allocation	$49,646,174	$38,830,700	$—	$—
SA American Funds Global Growth	34,864,648	16,918,756	—	—
SA American Funds Growth	89,107,729	9,161,249	—	—
SA American Funds Growth-Income	19,419,083	10,258,918	—	—
SA American Funds VCP Managed Asset Allocation	22,936,752	79,225,573	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,532	$321,211	153,726	$2,784,515	2,899,289	$50,231,411	13,472,268	$238,595,403
Reinvested dividends	—	—	7,903	141,237	—	—	1,914,945	34,086,030
Shares redeemed	(14,031)	(234,884)	(147,296)	(2,483,423)	(2,020,240)	(33,980,903)	(1,342,407)	(23,900,214)

Net increase (decrease)	4,501	$86,327	14,333	$442,329	879,049	$16,250,508	14,044,806	$248,781,219

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,127	$145,208	134,726	$1,906,276	3,039,679	$35,194,762	1,300,232	$18,504,210
Reinvested dividends	—	—	14,244	199,491	—	—	2,660,406	37,244,762
Shares redeemed	(70,264)	(960,731)	(16,991)	(250,341)	(1,293,596)	(15,098,230)	(2,491,159)	(36,321,229)

Net increase (decrease)	(57,137)	$(815,523)	131,979	$1,855,426	1,746,083	$20,096,532	1,469,479	$19,427,743

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,270	$240,505	78,701	$1,364,912	6,052,604	$90,636,539	10,459,734	$188,111,818
Reinvested dividends	—	—	4,617	83,121	—	—	1,636,818	29,364,523
Shares redeemed	(8,355)	(119,939)	(5,820)	(109,337)	(549,752)	(8,504,123)	(2,076,893)	(38,649,748)

Net increase (decrease)	7,915	$120,566	77,498	$1,338,696	5,502,852	$82,132,416	10,019,659	$178,826,593

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,689	$176,533	96,142	$1,194,282	1,629,659	$20,100,664	3,787,092	$49,760,493
Reinvested dividends	—	—	6,186	81,163	—	—	1,297,524	16,958,634
Shares redeemed	(3,257)	(40,922)	(8,770)	(119,893)	(782,466)	(9,817,106)	(2,206,662)	(29,289,279)

Net increase (decrease)	11,432	$135,611	93,558	$1,155,552	847,193	$10,283,558	2,877,954	$37,429,848

24

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,029	$215,565	36,922	$624,236	1,492,449	$23,848,341	3,920,151	$67,327,180
Reinvested dividends	—	—	3,641	60,478	—	—	8,763,927	145,042,998
Shares redeemed	(887)	(13,629)	(1,869)	(32,548)	(4,763,919)	(73,648,680)	(9,833,573)	(168,893,001)

Net increase (decrease)	13,142	$201,936	38,694	$652,166	(3,271,470)	$(49,800,339)	2,850,505	$43,477,177

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2022, the Portfolios did not utilize the line of credit.

Note 8.  Transactions with Affiliates

At June 30, 2022, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation	7.09%	88.90%	4.01%
SA American Funds Global Growth	5.20%	93.95%	0.85%
SA American Funds Growth	5.34%	93.04%	1.62%
SA American Funds Global-Income	6.04%	92.24%	1.72%
SA American Funds VCP Managed Allocation	9.85%	86.15%	4.00%

Note 9.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to Russia’s recent military invasion of Ukraine, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
12/31/17	$13.11	$0.23	$1.88	$2.11	$(0.12)	$(0.25)	$(0.37)	$14.85	16.10%	$201	0.28%		1.64%		1%
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27		2.30		1
12/31/19	12.94	0.43	2.31	2.74	(0.27)	(0.70)	(0.97)	14.71	21.22	4,320	0.27		3.05		2
12/31/20	14.71	0.28	1.54	1.82	—	(0.01)	(0.01)	16.52	12.40	7,207	0.27		1.92		3
12/31/21	16.52	0.33	2.16	2.49	(0.22)	(0.16)	(0.38)	18.63	15.12	8,393	0.26		1.83		2
06/30/22@	18.63	0.05	(3.01)	(2.96)	—	—	—	15.67	(15.89)	7,130	0.26	†	0.60	†	2

SA American Funds Asset Allocation Portfolio Class 3
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	0.52		1.82		2
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	0.52		1.49		3
12/31/21	16.46	0.24	2.19	2.43	(0.19)	(0.16)	(0.35)	18.54	14.80	1,919,874	0.51		1.35		2
06/30/22@	18.54	0.03	(2.99)	(2.96)	—	—	—	15.58	(15.97)	1,626,604	0.51	†	0.35	†	2

SA American Funds Global Growth Portfolio Class 1
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.29		1.34		1
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.29		0.41		1
12/31/21	13.25	0.06	2.08	2.14	(0.04)	(1.19)	(1.23)	14.16	16.38	2,464	0.28		0.43		4
06/30/22@	14.16	0.01	(3.97)	(3.96)	—	—	—	10.20	(27.97)	1,193	0.27	†	0.18	†	4

SA American Funds Global Growth Portfolio Class 3
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	0.54		0.79		1
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	0.54		0.05		1
12/31/21	13.25	0.01	2.10	2.11	(0.01)	(1.19)	(1.20)	14.16	16.11	471,259	0.53		0.06		4
06/30/22@	14.16	(0.00)	(3.97)	(3.97)	—	—	—	10.19	(28.04)	357,017	0.52	†	(0.07	)†	4

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/17	12/18	12/19	12/20	12/21	06/22@†
SA American Funds Asset Allocation Class 1	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Asset Allocation Class 3	0.60	0.60	0.60	0.60	0.60	0.60
SA American Funds Global Growth Class 1	0.70	0.70	0.70	0.70	0.70	0.70
SA American Funds Global Growth Class 3	0.70	0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Growth Portfolio Class 1
12/31/17	$11.55	$0.06	$3.12	$3.18	$(0.07)	$(1.51)	$(1.58)	$13.15	28.24%	$132	0.28%		0.48%		1%
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27		(2.25)		4
12/31/19	9.23	0.13	2.70	2.83	—	(0.05)	(0.05)	12.01	30.75	160	0.29		1.22		7
12/31/20	12.01	0.05	5.92	5.97	(0.14)	(1.53)	(1.67)	16.31	52.09	704	0.28		0.34		13
12/31/21	16.31	0.05	3.48	3.53	(0.03)	(0.71)	(0.74)	19.10	21.93	2,305	0.27		0.28		5
06/30/22@	19.10	0.00	(5.71)	(5.71)	—	—	—	13.39	(29.90)	1,722	0.26	†	0.01	†	1

SA American Funds Growth Portfolio Class 3
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	0.54		0.47		7
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	0.53		0.04		13
12/31/21	16.27	(0.00)	3.48	3.48	(0.00)	(0.71)	(0.71)	19.04	21.69	828,279	0.52		(0.02)		5
06/30/22@	19.04	(0.02)	(5.69)	(5.71)	—	—	—	13.33	(29.99)	653,356	0.51	†	(0.23	)†	1

SA American Funds Growth-Income Portfolio Class 1
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.31		2.06		4
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.29		1.60		9
12/31/21	11.79	0.17	2.63	2.80	(0.15)	(0.45)	(0.60)	13.99	24.08	1,982	0.29		1.30		7
06/30/22@	13.99	0.02	(2.79)	(2.77)	—	—	—	11.22	(19.80)	1,718	0.27	†	0.36	†	3

SA American Funds Growth-Income Portfolio Class 3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	0.55		1.37		4
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	0.54		1.09		9
12/31/21	11.75	0.11	2.64	2.75	(0.13)	(0.45)	(0.58)	13.92	23.68	425,777	0.53		0.88		7
06/30/22@	13.92	0.00	(2.77)	(2.77)	—	—	—	11.15	(19.90)	350,542	0.52	†	0.08	†	3

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/17	12/18	12/19	12/20	12/21	06/22@†
SA American Funds Growth Class 1	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Growth Class 3	0.60	0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 1	0.60	0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 3	0.60	0.60	0.60	0.60	0.60	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
12/31/17	$12.87	$0.07	$1.82	$1.89	$(0.11)	$(0.28)	$(0.39)	$14.37	14.78%	$123	0.27%		0.51%		2%
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27		1.56		103
12/31/19	12.68	0.06	2.32	2.38	(0.07)	(0.18)	(0.25)	14.81	18.81	130	0.28		0.42		4
12/31/20	14.81	0.21	1.21	1.42	—	(0.04)	(0.04)	16.19	9.57	255	0.27		1.38		5
12/31/21	16.19	0.23	2.14	2.37	(0.25)	(0.92)	(1.17)	17.39	14.99	947	0.26		1.37		3
06/30/22@	17.39	0.16	(2.94)	(2.78)	—	—	—	14.61	(15.99)	988	0.26	†	2.00	†	1

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	0.53		0.11		4
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	0.52		1.39		5
12/31/21	16.13	0.15	2.17	2.32	(0.21)	(0.92)	(1.13)	17.32	14.73	2,319,091	0.51		0.85		3
06/30/22@	17.32	0.11	(2.90)	(2.79)	—	—	—	14.53	(16.11)	1,898,565	0.51	†	1.44	†	1

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	12/17	12/18	12/19	12/20	12/21	06/22@†
SA American Funds VCP Managed Allocation Class 1	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
SA American Funds VCP Managed Allocation Class 3	0.70	0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

June 30, 2022 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2021, to December 31, 2021 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on June 15, 2022.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

29

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

30

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.15

American Funds
Insurance Series®

Semi-annual report
for the six months ended
June 30, 2022

CAPITAL GROUP® | AMERICAN FUNDS®

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2022, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

67	Washington Mutual Investors FundSM

72	Capital World Growth and Income Fund®

81	Growth-Income Fund

87	International Growth and Income Fund

94	Capital Income Builder®

111	Asset Allocation Fund

141	American Funds Global Balanced FundSM

156	The Bond Fund of America®

183	Capital World Bond Fund®

202	American High-Income Trust®

221	American Funds Mortgage Fund®

227	Ultra-Short Bond Fund

229	U.S. Government Securities Fund®

237	Managed Risk Growth Fund

239	Managed Risk International Fund

241	Managed Risk Washington Mutual Investors Fund

243	Managed Risk Growth-Income Fund

245	Managed Risk Asset Allocation Fund

247	Financial statements

American Funds Insurance Series 1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	-27.84%	-24.63%	8.62%	11.25%	9.58%
MSCI All Country World Index (ACWI)[1]		-20.18	-15.75	7.00	8.76	6.21

Global Small Capitalization Fund	4/30/98	-31.99	-34.36	4.59	7.86	8.41
MSCI All Country World Small Cap Index[1]		-22.27	-21.82	4.68	8.33	7.20

Growth Fund	2/8/84	-29.80	-24.04	13.89	14.92	12.82
S&P 500 Index[2]		-19.96	-10.62	11.31	12.96	11.24

International Fund	5/1/90	-22.53	-26.93	0.91	5.20	7.10
MSCI All Country World Index (ACWI) ex USA[1]		-18.42	-19.42	2.50	4.83	5.28

New World Fund	6/17/99	-23.72	-27.22	4.65	5.53	7.50
MSCI All Country World Index (ACWI)[1]		-20.18	-15.75	7.00	8.76	5.01

Washington Mutual Investors Fund	7/5/01	-12.88	-3.07	8.48	11.55	6.88
S&P 500 Index[2]		-19.96	-10.62	11.31	12.96	7.63

Capital World Growth and Income Fund	5/1/06	-21.20	-17.65	5.31	8.66	6.28
MSCI All Country World Index (ACWI)[1]		-20.18	-15.75	7.00	8.76	5.63

Growth-Income Fund	2/8/84	-19.68	-12.58	9.59	12.27	11.05
S&P 500 Index[2]		-19.96	-10.62	11.31	12.96	11.24

International Growth and Income Fund	11/18/08	-19.00	-20.17	1.55	4.33	6.80
MSCI All Country World Index (ACWI) ex USA[1]		-18.42	-19.42	2.50	4.83	6.78

Capital Income Builder	5/1/14	-9.64	-5.14	4.68	–	4.22
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		-17.26	-13.99	5.41	–	5.25
MSCI All Country World Index (ACWI)[1]		-20.18	-15.75	7.00	–	6.55
Bloomberg U.S. Aggregate Index[4]		-10.35	-10.29	0.88	–	1.56

Asset Allocation Fund	8/1/89	-15.78	-11.82	6.50	8.86	8.25
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		-16.11	-10.24	7.37	8.50	8.28
S&P 500 Index[2]		-19.96	-10.62	11.31	12.96	9.84
Bloomberg U.S. Aggregate Index[4]		-10.35	-10.29	0.88	1.54	5.28

American Funds Global Balanced Fund	5/2/11	-16.31	-12.41	4.74	6.04	5.25
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		-17.66	-15.41	4.18	5.41	4.37
MSCI All Country World Index (ACWI)[1]		-20.18	-15.75	7.00	8.76	6.78
Bloomberg Global Aggregate Index[4]		-13.91	-15.25	-0.55	0.11	0.32

The Bond Fund of America	1/2/96	-9.96	-9.48	1.79	2.12	4.22
Bloomberg U.S. Aggregate Index[4]		-10.35	-10.29	0.88	1.54	4.37

Capital World Bond Fund	10/4/06	-16.05	-17.37	-0.82	0.25	2.58
Bloomberg Global Aggregate Index[4]		-13.91	-15.25	-0.55	0.11	2.29

American High-Income Trust	2/8/84	-12.42	-10.67	3.13	4.46	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		-14.19	-12.82	2.09	4.47	N/A

American Funds Mortgage Fund	5/2/11	-6.77	-6.54	1.03	1.60	2.02
Bloomberg U.S. Mortgage Backed Securities Index[4]		-8.78	-9.03	0.36	1.18	1.60

Ultra-Short Bond Fund	2/8/84	0.09	-0.09	0.79	0.35	3.17
Bloomberg Short-Term Government/Corporate Index[4]		-0.37	-0.37	1.25	0.84	N/A

U.S. Government Securities Fund	12/2/85	-7.08	-6.27	1.66	1.64	5.36
Bloomberg U.S. Government/Mortgage-Backed Securities Index[4]		-8.93	-8.91	0.62	1.10	5.63

2 American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime

Managed Risk Growth Fund	5/1/13	-22.20%	-18.21%	9.47%	8.95%
S&P 500 Managed Risk Index – Moderate Aggressive[7]		-13.90	-6.01	7.36	8.28

Managed Risk International Fund	5/1/13	-15.68	-21.14	-0.41	0.86
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive[7]		-14.46	-12.88	1.43	1.89

Managed Risk Washington Mutual Investors Fund	5/1/13	-9.45	-2.50	4.16	5.71
S&P 500 Managed Risk Index – Moderate[7]		-13.22	-6.26	6.66	7.51

Managed Risk Growth-Income Fund	5/1/13	-15.87	-10.85	6.66	7.19
S&P 500 Managed Risk Index – Moderate [7]		-13.22	-6.26	6.66	7.51

Managed Risk Asset Allocation Fund	9/28/12	-14.40	-11.09	4.34	6.16
S&P 500 Managed Risk Index – Moderate Conservative[7]		-12.74	-6.70	5.97	7.15

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Visit capitalgroup.com/afis for more information.

[1]

Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

[5]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]

Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series 3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2023, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4 American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
		6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio

	Class 1	-27.84%	-24.63%	8.62%	11.25%	9.58%	0.53%	0.42%
	Class 1A	-27.91	-24.79	8.36	10.99	9.31	0.78	0.67
	Class 2	-27.91	-24.80	8.36	10.98	9.30	0.78	0.67
	Class 4	-27.99	-24.98	8.08	10.75	9.05	1.03	0.92
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
		6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio

	Class 1	-31.99%	-34.36%	4.59%	7.86%	8.41%	0.70%	0.65%
	Class 1A	-32.05	-34.50	4.34	7.60	8.14	0.95	0.90
	Class 2	-32.09	-34.53	4.33	7.59	8.14	0.95	0.90
	Class 4	-32.13	-34.66	4.07	7.33	7.87	1.20	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

6 American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	-29.80%	-24.04%	13.89%	14.92%	12.82%	0.35%
	Class 1A	-29.89	-24.24	13.61	14.64	12.54	0.60
	Class 2	-29.90	-24.24	13.61	14.63	12.54	0.60
	Class 3	-29.88	-24.19	13.69	14.71	12.62	0.53
	Class 4	-29.98	-24.43	13.32	14.36	12.26	0.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	-22.53%	-26.93%	0.91%	5.20%	7.10%	0.54%
	Class 1A	-22.66	-27.15	0.66	4.94	6.83	0.79
	Class 2	-22.63	-27.14	0.66	4.94	6.83	0.79
	Class 3	-22.64	-27.12	0.72	5.01	6.91	0.72
	Class 4	-22.78	-27.36	0.40	4.69	6.57	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

8 American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
		6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

	Class 1	-23.72%	-27.22%	4.65%	5.53%	7.50%	0.64%	0.57%
	Class 1A	-23.82	-27.39	4.39	5.27	7.24	0.89	0.82
	Class 2	-23.84	-27.41	4.39	5.26	7.24	0.89	0.82
	Class 4	-23.89	-27.56	4.13	5.02	6.97	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 9

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022†
		6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

	Class 1	-12.88%	-3.07%	8.48%	11.55%	6.88%	0.41%	0.27%
	Class 1A	-12.98	-3.37	8.21	11.28	6.62	0.66	0.52
	Class 2	-13.01	-3.37	8.19	11.26	6.61	0.66	0.52
	Class 4	-13.13	-3.58	7.93	11.05	6.37	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

10 American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio	ratio

	Class 1	-21.20%	-17.65%	5.31%	8.66%	6.28%	0.53%	0.42%
	Class 1A	-21.28	-17.87	5.05	8.41	6.02	0.78	0.67
	Class 2	-21.30	-17.87	5.05	8.40	6.01	0.78	0.67
	Class 4	-21.40	-18.07	4.79	8.14	5.76	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	-19.68%	-12.58%	9.59%	12.27%	11.05%	0.29%
	Class 1A	-19.78	-12.78	9.32	12.00	10.77	0.54
	Class 2	-19.79	-12.79	9.32	11.98	10.77	0.54
	Class 3	-19.75	-12.72	9.39	12.06	10.85	0.47
	Class 4	-19.88	-13.00	9.04	11.72	10.50	0.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

12 American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since November 18, 2008)	ratio	ratio

	Class 1	-19.00%	-20.17%	1.55%	4.33%	6.80%	0.54%	0.53%
	Class 1A	-19.14	-20.42	1.29	4.08	6.54	0.79	0.78
	Class 2	-19.16	-20.41	1.27	4.06	6.53	0.79	0.78
	Class 4	-19.24	-20.59	1.03	3.84	6.29	1.04	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2014)	ratio	ratio

	Class 1	-9.64%	-5.14%	4.68%	4.22%	0.41%	0.27%
	Class 1A	-9.68	-5.38	4.43	3.97	0.66	0.52
	Class 2	-9.67	-5.37	4.43	4.05	0.66	0.52
	Class 4	-9.81	-5.62	4.17	3.71	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

14 American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1,1989)	ratio

	Class 1	-15.78%	-11.82%	6.50%	8.86%	8.25%	0.30%
	Class 1A	-15.88	-12.03	6.24	8.60	7.99	0.55
	Class 2	-15.91	-12.06	6.23	8.58	7.98	0.55
	Class 3	-15.89	-12.01	6.30	8.66	8.06	0.48
	Class 4	-16.01	-12.29	5.96	8.36	7.73	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 15

American Funds Global Balanced FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio	ratio

	Class 1	-16.31%	-12.41%	4.74%	6.04%	5.25%	0.52%	0.51%
	Class 1A	-16.48	-12.65	4.48	5.79	5.01	0.77	0.76
	Class 2	-16.41	-12.61	4.47	5.78	4.99	0.77	0.76
	Class 4	-16.53	-12.87	4.20	5.63	4.83	1.02	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

16 American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio	ratio

	Class 1	-9.96%	-9.48%	1.79%	2.12%	4.22%	0.39%	0.20%
	Class 1A	-10.09	-9.70	1.55	1.87	3.97	0.64	0.45
	Class 2	-10.14	-9.68	1.54	1.86	3.96	0.64	0.45
	Class 4	-10.22	-9.92	1.28	1.62	3.71	0.89	0.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Gross expense
		6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio

	Class 1	-16.05%	-17.37%	-0.82%	0.25%	2.58%	0.50%
	Class 1A	-16.22	-17.63	-1.05	0.01	2.34	0.75
	Class 2	-16.21	-17.65	-1.06	-0.01	2.32	0.75
	Class 4	-16.26	-17.79	-1.31	-0.21	2.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

18 American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio	ratio

	Class 1	-12.42%	-10.67%	3.13%	4.46%	8.17%	0.44%	0.30%
	Class 1A	-12.60	-11.01	2.85	4.20	7.90	0.69	0.55
	Class 2	-12.52	-10.94	2.87	4.19	7.90	0.69	0.55
	Class 3	-12.58	-10.91	2.93	4.25	7.97	0.62	0.48
	Class 4	-12.68	-11.12	2.61	3.98	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series 19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
		6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

	Class 1	-6.77%	-6.54%	1.03%	1.60%	2.02%	0.37%	0.25%
	Class 1A	-6.94	-6.82	0.78	1.35	1.77	0.62	0.50
	Class 2	-6.93	-6.81	0.77	1.34	1.76	0.62	0.50
	Class 4	-7.05	-7.09	0.52	1.14	1.56	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

20 American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	0.09%	-0.09%	0.79%	0.35%	3.17%	0.31%
	Class 1A	0.00	-0.09	0.79	0.24	2.95	0.56
	Class 2	-0.09	-0.36	0.54	0.09	2.92	0.56
	Class 3	-0.09	-0.27	0.61	0.16	2.99	0.49
	Class 4	-0.18	-0.54	0.30	-0.08	2.68	0.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022	Commercial paper	69.4%
	Federal agency bills & notes	17.6
	U.S. Treasury bills	11.2
	Other assets less liabilities	1.8

	Total	100.0%

American Funds Insurance Series 21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio	ratio

	Class 1	-7.08%	-6.27%	1.66%	1.64%	5.36%	0.34%	0.22%
	Class 1A	-7.15	-6.43	1.42	1.41	5.11	0.59	0.47
	Class 2	-7.21	-6.51	1.41	1.38	5.10	0.59	0.47
	Class 3	-7.18	-6.43	1.48	1.46	5.17	0.52	0.40
	Class 4	-7.35	-6.68	1.15	1.18	4.85	0.84	0.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

22 American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	-22.20%	-18.21%	9.47%	8.95%	0.74%	0.69%
	Class P2	-22.32	-18.44	9.21	8.64	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series 23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	-15.68%	-21.14%	-0.41%	0.86%	0.93%	0.85%
	Class P2	-15.83	-21.38	-0.73	0.50	1.18	1.10

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

24 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	-9.45%	-2.50%	4.16%	5.71%	0.69%	0.64%
	Class P2	-9.56	-2.81	3.84	5.36	0.94	0.89

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series 25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	-15.87%	-10.85%	6.66%	7.19%	0.68%	0.63%
	Class P2	-16.01	-11.15	6.36	6.88	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

26 American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since September 28, 2012)	ratio	ratio

	Class P1	-14.40%	-11.09%	4.34%	6.16%	0.70%	0.65%
	Class P2	-14.50	-11.31	4.08	5.90	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series 27

Global Growth Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 89.00%		Shares	Value (000)
Information	Microsoft Corp.	1,862,700	$478,396
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	20,131,000	322,275
24.63%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	11,445
	ASML Holding NV	458,318	218,942
	ASML Holding NV (New York registered) (ADR)	234,500	111,594
	Adyen NV1	64,475	93,782
	Applied Materials, Inc.	875,000	79,608
	Broadcom, Inc.	125,300	60,872
	Fiserv, Inc.[1]	497,600	44,272
	MongoDB, Inc., Class A1	139,000	36,071
	Samsung Electronics Co., Ltd.	785,100	34,466
	Apple, Inc.	229,880	31,429
	Hexagon AB, Class B	2,920,500	30,333
	NVIDIA Corp.	167,500	25,391
	Keyence Corp.	69,400	23,723
	EPAM Systems, Inc.[1]	72,800	21,460
	Mastercard, Inc., Class A	53,300	16,815
	Capgemini SE	85,000	14,560
	Visa, Inc., Class A	70,197	13,821
	DocuSign, Inc.[1]	180,000	10,328
	Network International Holdings PLC[1]	3,731,800	8,577
	Shopify, Inc., Class A, subordinate voting shares[1]	140,000	4,374

			1,692,534

Health care	UnitedHealth Group, Inc.	320,450	164,593
16.62%	Pfizer, Inc.	1,884,219	98,790
	AstraZeneca PLC	748,300	98,378
	ResMed, Inc.	378,000	79,240
	DexCom, Inc.[1]	1,012,000	75,424
	Cigna Corp.	259,119	68,283
	Merck & Co., Inc.	620,000	56,525
	Regeneron Pharmaceuticals, Inc.[1]	95,036	56,179
	Eli Lilly and Company	136,600	44,290
	Mettler-Toledo International, Inc.[1]	34,600	39,747
	CVS Health Corp.	371,000	34,377
	Novo Nordisk A/S, Class B	280,400	31,100
	Elevance Health, Inc.	53,100	25,625
	NovoCure, Ltd.[1]	340,000	23,630
	Tandem Diabetes Care, Inc.[1]	379,084	22,438
	Bayer AG	363,860	21,628
	Danaher Corp.	82,100	20,814
	Catalent, Inc.[1]	166,200	17,832
	Zoetis, Inc., Class A	98,300	16,897
	Eurofins Scientific SE, non-registered shares	182,400	14,351
	Novartis AG	165,600	14,025
	Virbac SA	36,000	14,015
	Sanofi	135,000	13,630
	Olympus Corp.	665,800	13,379
	Vertex Pharmaceuticals, Inc.[1]	43,700	12,314
	Dechra Pharmaceuticals PLC	267,600	11,264
	Alnylam Pharmaceuticals, Inc.[1]	68,000	9,918
	Thermo Fisher Scientific, Inc.	17,472	9,492
	Siemens Healthineers AG	178,000	9,045
	Genus PLC	270,000	8,243
	Bachem Holding AG, Class B	101,500	7,054
	Rede D’Or Sao Luiz SA	1,073,663	5,945
	Organon & Co.	62,000	2,092
	Viatris, Inc.	110,678	1,159
	EUROAPI[1]	5,869	93

			1,141,809

28 American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Chipotle Mexican Grill, Inc.[1]	141,600	$185,108
discretionary	Amazon.com, Inc.[1]	1,436,000	152,517
14.76%	LVMH Moët Hennessy-Louis Vuitton SE	210,400	128,258
	Floor & Decor Holdings, Inc., Class A1	914,698	57,589
	Domino’s Pizza, Inc.	138,400	53,936
	Prosus NV, Class N	760,993	49,827
	Renault SA1	1,688,781	42,102
	NIKE, Inc., Class B	370,600	37,875
	Cie. Financière Richemont SA, Class A	291,500	31,039
	MGM China Holdings, Ltd.[1]	54,589,200	30,958
	Home Depot, Inc.	92,275	25,308
	Domino’s Pizza Enterprises, Ltd.	430,000	20,183
	YUM! Brands, Inc.	166,000	18,843
	Coupang, Inc., Class A1	1,392,204	17,751
	Booking Holdings, Inc.[1]	9,900	17,315
	XPeng, Inc., Class A1,2	979,200	15,773
	Wynn Macau, Ltd.[1]	21,430,000	14,556
	EssilorLuxottica	95,943	14,368
	IDP Education, Ltd.	871,300	14,326
	MercadoLibre, Inc.[1]	21,200	13,502
	Stellantis NV	1,038,800	12,826
	Evolution AB	140,000	12,729
	Dollar Tree Stores, Inc.[1]	75,200	11,720
	Entain PLC[1]	665,250	10,082
	Moncler SpA	217,370	9,324
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,559,600	8,968
	Tesla, Inc.[1]	10,768	7,251

			1,014,034

Consumer staples	British American Tobacco PLC	3,329,455	142,643
8.76%	Kweichow Moutai Co., Ltd., Class A	388,821	118,779
	Philip Morris International, Inc.	919,500	90,791
	Keurig Dr Pepper, Inc.	1,624,000	57,473
	Nestlé SA	481,100	56,161
	Altria Group, Inc.	1,248,500	52,150
	Monster Beverage Corp.[1]	350,920	32,530
	Costco Wholesale Corp.	39,170	18,773
	Carrefour SA, non-registered shares	842,900	14,915
	Simply Good Foods Co., Class A1	263,800	9,964
	Bunge, Ltd.	85,000	7,709

			601,888

Financials	Tradeweb Markets, Inc., Class A	1,634,960	111,586
8.62%	AIA Group, Ltd.	10,109,600	109,576
	Kotak Mahindra Bank, Ltd.	2,915,200	61,318
	AXA SA	1,692,893	38,426
	Aon PLC, Class A	101,000	27,238
	JPMorgan Chase & Co.	209,800	23,625
	Citigroup, Inc.	497,600	22,885
	Société Générale	1,011,450	22,142
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	22,124
	Prudential PLC	1,773,082	21,929
	Zurich Insurance Group AG	42,200	18,354
	CME Group, Inc., Class A	80,000	16,376
	HDFC Life Insurance Company, Ltd.	2,289,515	15,945
	Banco Santander, SA	5,334,500	15,027
	Wells Fargo & Company	377,200	14,775
	FinecoBank SpA	893,000	10,687
	Macquarie Group, Ltd.	91,100	10,345
	DBS Group Holdings, Ltd.	483,600	10,331

American Funds Insurance Series 29

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Bank of America Corp.	320,200	$9,968
(continued)	AU Small Finance Bank, Ltd.	1,071,462	8,028
	Jackson Financial, Inc., Class A	44,327	1,186
	Moscow Exchange MICEX-RTS PJSC[1,3,4]	12,640,000	–	[5]

			591,871

Communication	Alphabet, Inc., Class A1	76,350	166,386
services	Alphabet, Inc., Class C1	39,000	85,311
4.71%	Meta Platforms, Inc., Class A1	240,900	38,845
	Tencent Holdings, Ltd.	297,100	13,418
	Publicis Groupe SA	273,000	13,349
	Sea, Ltd., Class A (ADR)[1]	95,851	6,409

			323,718

Industrials	Caterpillar, Inc.	231,600	41,401
4.69%	MTU Aero Engines AG	167,000	30,399
	Alliance Global Group, Inc.	156,400,700	25,031
	DSV A/S	171,230	23,913
	Airbus SE, non-registered shares	245,400	23,775
	GT Capital Holdings, Inc.	2,454,611	21,830
	NIBE Industrier AB, Class B	2,328,700	17,483
	Safran SA	156,300	15,431
	L3Harris Technologies, Inc.	62,600	15,130
	Suzhou Maxwell Technologies Co., Ltd., Class A	194,970	14,297
	Carrier Global Corp.	370,900	13,226
	Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	12,782
	Daikin Industries, Ltd.	74,600	11,959
	Techtronic Industries Co., Ltd.	1,070,000	11,161
	SMC Corp.	22,500	10,028
	General Electric Co.	157,500	10,028
	Nidec Corp.	143,000	8,832
	BayCurrent Consulting, Inc.	32,100	8,541
	Boeing Company[1]	51,300	7,014

			322,261

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	1,168,000	62,765
3.06%	Reliance Industries, Ltd.[1]	1,601,273	52,630
	Tourmaline Oil Corp.	707,000	36,762
	Aker BP ASA[2]	599,979	20,838
	Equinor ASA	592,000	20,588
	Gaztransport & Technigaz SA	75,000	9,392
	Halliburton Company	235,128	7,374
	Gazprom PJSC (ADR)[3,4]	4,173,000	–	[5]
	LUKOIL Oil Co. PJSC (ADR)[3,4]	246,300	–	[5]

			210,349

Materials	Sherwin-Williams Company	445,000	99,640
2.63%	Vale SA, ordinary nominative shares	1,397,000	20,437
	Linde PLC	48,000	13,801
	Koninklijke DSM NV	93,100	13,376
	Shin-Etsu Chemical Co., Ltd.	113,500	12,799
	Corteva, Inc.	201,300	10,898
	First Quantum Minerals, Ltd.	507,000	9,619

			180,570

30 American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Country Garden Services Holdings Co., Ltd.	3,058,700	$13,623
0.38%	Goodman Logistics (HK), Ltd. REIT	1,027,500	12,653

			26,276

Utilities	Brookfield Infrastructure Partners LP	247,500	9,456

0.14%	Total common stocks (cost: $4,373,649,000)		6,114,766

Preferred securities 1.51%
Health care	Sartorius AG, nonvoting non-registered preferred shares[2]	239,000	83,504

1.21%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	512,300	20,517

technology	Total preferred securities (cost: $27,546,000)		104,021

0.30%

Short-term securities 9.46%
Money market investments 9.19%
	Capital Group Central Cash Fund 1.38%[6,7]	6,318,224	631,696

Money market investments purchased with collateral from securities on loan 0.27%
	Capital Group Central Cash Fund 1.38%[6,7,8]	52,186	5,217
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[6,8]	2,754,831	2,755
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[6,8]	2,608,796	2,609
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[6,8]	2,608,796	2,609

			18,408

	Total short-term securities (cost: $650,218,000)		650,104

	Total investment securities 99.97% (cost: $5,051,413,000)		6,868,891
	Other assets less liabilities 0.03%		1,855

	Net assets 100.00%		$6,870,746

American Funds Insurance Series 31

Global Growth Fund (continued)

Investments in affiliates[7]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.27%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6]	$376,714	$1,043,895		$788,734	$(20)	$(159)	$631,696	$1,427
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 1.38%[6,8]	1,808	3,409	[9]				5,217	–	[10]

Total short-term securities							636,913

Total 9.27%					$(20)	$(159)	$636,913	$1,427

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $27,348,000, which represented ..40% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

32 American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 88.73%		Shares	Value (000)
Information	Wolfspeed, Inc.[1]	800,681	$50,803
technology	PAR Technology Corp.[1,2]	837,615	31,402
20.36%	Ceridian HCM Holding, Inc.[1]	629,935	29,657
	Confluent, Inc., Class A1	1,124,085	26,124
	eMemory Technology, Inc.[3]	734,430	25,309
	Net One Systems Co., Ltd.	908,156	20,080
	Nordic Semiconductor ASA[1]	1,217,741	18,891
	Tanla Platforms, Ltd.	1,477,291	18,793
	Kingdee International Software Group Co., Ltd.[1]	7,337,224	17,205
	AvidXchange Holdings, Inc.[1,2]	2,786,637	17,110
	Marqeta, Inc., Class A1	2,071,598	16,801
	Qorvo, Inc.[1]	169,518	15,989
	SUMCO Corp.[2]	1,146,200	14,860
	Euronet Worldwide, Inc.[1]	144,187	14,504
	ALTEN SA, non-registered shares	124,108	13,500
	Silicon Laboratories, Inc.[1]	95,000	13,321
	Pegasystems, Inc.	263,141	12,589
	Gitlab, Inc., Class A1,2	213,816	11,362
	OVH Groupe SAS[1,2]	590,318	10,702
	Avalara, Inc.[1]	149,119	10,528
	Truecaller AB, Class B1,2	2,177,076	10,441
	Silergy Corp.	128,330	10,337
	SimCorp AS	139,192	10,104
	SINBON Electronics Co., Ltd.	1,142,550	9,760
	Keywords Studios PLC	344,606	9,204
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	8,759
	SHIFT, Inc.[1]	59,200	7,705
	Extreme Networks, Inc.[1]	828,378	7,389
	Aspen Technology, Inc.[1]	36,561	6,716
	Linklogis, Inc., Class B1	6,753,115	6,678
	Credo Technology Group Holding, Ltd.[1,2]	555,400	6,487
	MongoDB, Inc., Class A1	23,300	6,046
	CCC Intelligent Solutions Holdings, Inc.[1,2]	644,074	5,926
	Expensify, Inc., Class A1,2	331,464	5,897
	INFICON Holding AG	7,397	5,827
	Kingboard Laminates Holdings, Ltd.	4,498,000	5,549
	Rapid7, Inc.[1]	82,650	5,521
	Unimicron Technology Corp.	1,016,007	5,416
	Cognex Corp.	116,600	4,958
	Smartsheet, Inc., Class A1	157,100	4,938
	Bentley Systems, Inc., Class B	142,373	4,741
	GlobalWafers Co., Ltd.	311,000	4,738
	AppFolio, Inc., Class A1	51,790	4,694
	SentinelOne, Inc., Class A1,2	186,212	4,344
	BE Semiconductor Industries NV	87,146	4,189
	Olo, Inc., Class A1,2	408,110	4,028
	HashiCorp, Inc., Class A1,2	134,900	3,971
	Network International Holdings PLC[1]	1,713,100	3,937
	Digital Turbine, Inc.[1]	215,000	3,756
	Softcat PLC	222,430	3,566
	Globant SA1	17,730	3,085
	StoneCo, Ltd., Class A1	386,700	2,978
	Semtech Corp.[1]	50,000	2,749
	Kingboard Holdings, Ltd.	710,000	2,687
	SiteMinder, Ltd.[1]	704,640	1,707
	Cvent Holding Corp.[1]	344,800	1,593
	Bechtle AG, non-registered shares	36,937	1,510
	Yotpo, Ltd.[1,3,4,5,6]	678,736	1,093

American Funds Insurance Series 33

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information	PagSeguro Digital, Ltd., Class A1	84,354	$864
technology	Topicus.com, Inc., subordinate voting shares[1]	11,100	626
(continued)	Copperleaf Technologies, Inc.[1]	79,200	394

			594,438

Industrials	International Container Terminal Services, Inc.	11,690,490	39,121
16.31%	Stericycle, Inc.[1]	571,050	25,041
	IMCD NV	177,337	24,336
	Visional, Inc.[1]	542,050	24,330
	Japan Airport Terminal Co., Ltd.[1]	517,000	20,614
	Fasadgruppen Group AB	2,370,503	19,535
	Alfen NV1	204,601	18,902
	Boyd Group Services, Inc.[2]	162,409	17,495
	Interpump Group SpA	447,000	17,042
	Instalco AB	4,098,065	16,945
	Vicor Corp., Class A1	306,576	16,779
	Trelleborg AB, Class B	783,350	15,782
	Melrose Industries PLC	6,512,400	11,867
	CG Power and Industrial Solutions, Ltd.[1]	4,880,108	11,843
	Montrose Environmental Group, Inc.[1]	348,186	11,755
	Japan Elevator Service Holdings Co., Ltd.	1,121,800	11,674
	AirTAC International Group[1]	319,062	10,634
	Cleanaway Waste Management, Ltd.	6,029,320	10,488
	Woodward, Inc.	105,000	9,711
	Centre Testing International Group Co., Ltd.	2,684,839	9,309
	DL E&C Co., Ltd.	254,136	8,113
	Guangzhou Baiyun International Airport Co., Ltd., Class A	3,524,879	7,851
	GVS SpA[1,2]	867,862	7,076
	Comfort Systems USA, Inc.	84,100	6,993
	Cargotec OYJ, Class B, non-registered shares	258,700	6,799
	Wizz Air Holdings PLC[1]	298,983	6,384
	SIS, Ltd.[1]	1,097,471	6,308
	Chart Industries, Inc.[1]	37,647	6,301
	Engcon AB, Class B1	1,043,935	6,286
	Rumo SA	1,900,000	5,798
	Kajaria Ceramics, Ltd.	450,000	5,400
	Atlas Corp.[2]	500,000	5,355
	KEI Industries, Ltd.	357,929	5,224
	Carel Industries SpA	252,900	5,025
	ITM Power PLC[1,2]	2,322,000	4,884
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[1]	460,200	4,726
	Addtech AB, Class B	353,050	4,604
	Diploma PLC	161,300	4,375
	Saia, Inc.[1]	20,727	3,897
	easyJet PLC[1]	860,105	3,838
	LIXIL Corp.	196,500	3,679
	Sulzer AG	54,789	3,403
	Granite Construction, Inc.	96,892	2,823
	Antares Vision SpA[1,2]	281,100	2,551
	VAT Group AG	7,251	1,729
	Froy ASA	209,829	964
	Howden Joinery Group PLC	131,029	961
	The AZEK Co., Inc., Class A1	54,400	911
	Matson, Inc.	8,674	632

			476,093

34 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Mattel, Inc.[1]	1,400,000	$31,262
discretionary	Thor Industries, Inc.	370,472	27,685
15.60%	Skechers USA, Inc., Class A1	650,000	23,127
	Helen of Troy, Ltd.[1]	141,542	22,988
	Lands’ End, Inc.[1,7]	2,100,000	22,302
	YETI Holdings, Inc.[1]	512,805	22,189
	Entain PLC[1]	1,424,930	21,595
	Five Below, Inc.[1]	165,181	18,736
	Asbury Automotive Group, Inc.[1]	97,426	16,498
	Evolution AB	172,264	15,662
	Wyndham Hotels & Resorts, Inc.	227,498	14,951
	Light & Wonder, Inc.[1]	299,658	14,081
	Inchcape PLC	1,569,000	13,284
	Tube Investments of India, Ltd.	515,708	12,024
	Coursera, Inc.[1]	817,039	11,586
	Everi Holdings, Inc.[1]	709,832	11,577
	WH Smith PLC[1]	649,917	11,123
	Leslie’s, Inc.[1]	676,964	10,276
	Golden Entertainment, Inc.[1]	256,800	10,156
	Tongcheng Travel Holdings, Ltd.[1]	4,691,200	10,092
	Basic-Fit NV1	259,466	9,810
	Kindred Group PLC (SDR)	1,164,011	9,679
	Musti Group OYJ	495,800	8,854
	DraftKings, Inc., Class A1,2	756,364	8,827
	Haichang Ocean Park Holdings, Ltd.[1,2]	8,156,000	8,274
	Chervon Holdings, Ltd.[2]	1,316,900	7,401
	Compagnie Plastic Omnium SA	409,500	7,094
	DESCENTE, Ltd.	295,025	6,828
	Zhongsheng Group Holdings, Ltd.	938,500	6,620
	Shoei Co., Ltd.	144,700	5,663
	On Holding AG, Class A1,2	291,402	5,155
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	803,773	4,622
	TopBuild Corp.[1]	27,200	4,547
	Melco International Development, Ltd.[1]	6,130,000	4,531
	Domino’s Pizza Enterprises, Ltd.	95,471	4,481
	Thule Group AB	102,200	2,511
	IDP Education, Ltd.	150,966	2,482
	Arco Platform, Ltd., Class A1,2	158,600	2,368
	Elior Group SA1	882,500	1,959
	Warby Parker, Inc., Class A1,2	167,332	1,884
	NEXTAGE Co., Ltd.	39,100	673

			455,457

Health care	Insulet Corp.[1]	337,461	73,546
14.75%	Haemonetics Corp.[1]	1,018,080	66,358
	Integra LifeSciences Holdings Corp.[1]	569,500	30,770
	CanSino Biologics, Inc., Class H2	2,442,000	25,006
	Max Healthcare Institute, Ltd.[1]	5,343,659	24,830
	Oak Street Health, Inc.[1]	1,310,260	21,541
	Globus Medical, Inc., Class A1	381,773	21,433
	CONMED Corp.	189,609	18,157
	Ocumension Therapeutics[1,2]	9,650,966	17,268
	Hapvida Participacoes e Investimentos SA1	12,352,106	12,910
	New Horizon Health, Ltd.[1]	3,707,844	11,152
	ICON PLC[1]	46,061	9,981
	CompuGroup Medical SE & Co. KGaA	228,815	9,745
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	9,104
	Medmix AG	399,754	8,852
	Health Catalyst, Inc.[1]	568,785	8,242
	iRhythm Technologies, Inc.[1]	73,000	7,886
	Amplifon SpA	241,936	7,416

American Funds Insurance Series 35

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Netcare, Ltd.	7,889,376	$6,920
(continued)	Ambu AS, Class B, non-registered shares[2]	595,252	5,780
	Angelalign Technology, Inc.[2]	284,600	5,702
	Encompass Health Corp.	82,226	4,609
	Amedisys, Inc.[1]	38,867	4,086
	Bachem Holding AG, Class B	46,560	3,236
	Penumbra, Inc.[1]	25,400	3,163
	Nordhealth AS, Class A1,2	1,279,999	2,950
	Arjo AB, Class B	422,850	2,674
	Gland Pharma, Ltd.[1]	75,273	2,575
	Amvis Holdings, Inc.	87,800	2,446
	Medincell SA1,2	397,121	2,160

			430,498

Financials	Star Health & Allied Insurance Co., Ltd.[1,3,5,6]	6,037,336	33,624
7.94%	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	28,900
	Eurobank Ergasias Services and Holdings SA1	25,119,028	22,196
	Independent Bank Group, Inc.	280,449	19,045
	Trupanion, Inc.[1]	300,000	18,078
	Stifel Financial Corp.	271,050	15,184
	IIFL Wealth Management, Ltd.	513,500	9,630
	SouthState Corp.	108,850	8,398
	Aavas Financiers, Ltd.[1]	272,734	6,960
	Patria Investments, Ltd., Class A	508,200	6,718
	Remgro, Ltd.	820,300	6,550
	IIFL Finance, Ltd.	1,459,000	5,981
	SiriusPoint, Ltd.[1]	1,100,000	5,962
	Eastern Bankshares, Inc.	278,164	5,135
	Glacier Bancorp, Inc.	91,858	4,356
	United Community Banks, Inc.	140,000	4,227
	Aptus Value Housing Finance India, Ltd.[1]	1,065,624	3,803
	Janus Henderson Group PLC	160,000	3,762
	WealthNavi, Inc.[1,2]	278,900	3,634
	PT Bank Raya Indonesia Tbk[1]	71,098,896	3,365
	Indian Energy Exchange, Ltd.	1,653,632	3,324
	East West Bancorp, Inc.	49,700	3,221
	Haci Ömer Sabanci Holding AS	2,323,200	2,632
	Bridgepoint Group PLC	740,731	2,179
	National Bank of Greece SA1	660,979	1,955
	Capitec Bank Holdings, Ltd.	15,161	1,847
	Allfunds Group PLC	138,012	1,064

			231,730

Materials	Perimeter Solutions SA1,2	3,039,911	32,953
3.76%	LANXESS AG	388,200	13,905
	Lundin Mining Corp.	1,361,244	8,629
	JSR Corp.	325,300	8,439
	Navin Fluorine International, Ltd.	175,000	8,092
	MMG, Ltd.[1]	18,704,000	6,960
	Nanofilm Technologies International, Ltd.	4,058,851	6,807
	PI Industries, Ltd.	188,382	6,105
	Vidrala, SA, non-registered shares	61,827	4,484
	OZ Minerals, Ltd.	340,000	4,168
	Toyo Gosei Co., Ltd.	55,800	3,381
	Recticel SA/NV	175,000	2,612
	Mayr-Melnhof Karton AG, non-registered shares	10,516	1,785
	Arkema SA	15,200	1,353

			109,673

36 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Grocery Outlet Holding Corp.[1]	521,782	$22,244
3.07%	Shop Apotheke Europe NV, non-registered shares[1]	169,444	15,061
	Freshpet, Inc.[1]	256,895	13,330
	Monde Nissin Corp.[1]	49,971,450	11,815
	Dole PLC	970,631	8,211
	Scandinavian Tobacco Group A/S	305,111	5,967
	Hilton Food Group PLC	375,115	4,667
	Royal Unibrew A/S	44,000	3,896
	AAK AB	223,527	3,647
	Zur Rose Group AG1,2	9,250	694
	Vector Group, Ltd.	15,654	164

			89,696

Real estate	Embassy Office Parks REIT	4,939,400	23,405
2.10%	Altus Group, Ltd.[2]	475,189	16,461
	Macrotech Developers, Ltd.[1]	582,697	7,888
	JHSF Participações SA	5,073,950	5,652
	Mindspace Business Parks REIT	1,250,000	5,546
	ESR-Logos REIT[1]	8,344,400	2,433

			61,385

Communication	Lions Gate Entertainment Corp., Class B1	2,531,585	22,354
services	JCDecaux SA1	788,279	13,242
2.09%	Pearson PLC	636,200	5,807
	Bandwidth, Inc., Class A1	284,506	5,354
	Ubisoft Entertainment SA1	98,993	4,347
	Trustpilot Group PLC[1,2]	2,966,832	3,662
	Rightmove PLC	512,400	3,545
	VTEX, Class A1,2	885,406	2,727

			61,038

Utilities	ENN Energy Holdings, Ltd.	1,878,900	30,865
1.68%	AC Energy Corp.	99,272,800	14,516
	Neoenergia SA	1,288,255	3,672

			49,053

Energy	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	18,936
1.07%	DT Midstream, Inc.	129,414	6,344
	Subsea 7 SA	703,801	5,626
	Helmerich & Payne, Inc.	7,700	331

			31,237

	Total common stocks (cost: $2,397,123,000)		2,590,298

Preferred securities 0.92%
Information	SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	10,073
technology	Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	3,475
0.64%	Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	464
	Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	441
	Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	296
	Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	144
	Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	122

American Funds Insurance Series 37

Global Small Capitalization Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Information	Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	$68
technology	Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	55
(continued)	Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	3,515

			18,653

Industrials	Azul SA, preferred nominative shares (ADR)[1,2]	800,316	5,683
0.21%	Azul SA, preferred nominative shares[1]	109,500	259

			5,942

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	2,052

0.07%	Total preferred securities (cost: $42,519,000)		26,647

Rights & warrants 0.47%
Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	13,750

technology	Total rights & warrants (cost: $18,773,000)		13,750

0.47%

Short-term securities 12.53%
Money market investments 9.90%
	Capital Group Central Cash Fund 1.38%[7,8]	2,891,439	289,086

Money market investments purchased with collateral from securities on loan 2.63%
	Capital Group Central Cash Fund 1.38%[7,8,9]	217,762	21,772
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,9]	11,495,263	11,495
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,9]	10,885,893	10,886
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,9]	10,885,893	10,886

			76,811

	Total short-term securities (cost: $365,949,000)		365,897

	Total investment securities 102.65% (cost: $2,824,364,000)		2,996,592
	Other assets less liabilities (2.65)%		(77,341)

	Net assets 100.00%		$2,919,251

38 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.76%
Consumer discretionary 0.76%
Lands’ End, Inc.[1]	$41,223	$–	$–		$–	$(18,921)	$22,302	$–
Short-term securities 10.65%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[8]	203,087	646,355	560,290		6	(72)	289,086	606
Money market investments purchased with collateral from securities on loan 0.75%
Capital Group Central Cash Fund 1.38%[8,9]	32,260		10,488	[10]			21,772	–	[11]

Total short-term securities							310,858

Total 11.41%					$6	$(18,993)	$333,160	$606

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$33,624	1.15%

Venture Global LNG, Inc., Series C	5/1/2015	8,280	18,936	.65

SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	10,073	.35

Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	3,475	.12

Yotpo, Ltd.	3/16/2021	1,418	1,093	.04

Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	464	.02

Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	441	.02

Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	296	.01

Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	144	.00

Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	122	.00

Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	68	.00

Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	55	.00

Outreach Corp., Series G, preferred shares	5/27/2021	4,517	3,515	.12

PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	2,052	.07

Total		$82,082	$74,358	2.55%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $96,178,000, which represented 3.29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,417,000, which represented 3.89% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,468,000, which represented 2.48% of the net assets of the fund.

[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series 39

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

40 American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 94.46%		Shares	Value (000)
Information	Microsoft Corp.	7,106,878	$1,825,259
technology	Broadcom, Inc.	1,486,641	722,225
20.53%	ASML Holding NV	635,000	303,345
	ASML Holding NV (New York registered) (ADR)	189,937	90,387
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,774,000	220,507
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	926,437	75,736
	Apple, Inc.	1,610,716	220,217
	Visa, Inc., Class A	911,636	179,492
	Mastercard, Inc., Class A	510,964	161,199
	Salesforce, Inc.[1]	888,000	146,556
	ServiceNow, Inc.[1]	294,921	140,241
	FleetCor Technologies, Inc.[1]	631,000	132,579
	Micron Technology, Inc.	2,394,690	132,378
	Wolfspeed, Inc.[1]	1,978,082	125,509
	NVIDIA Corp.	805,499	122,106
	RingCentral, Inc., Class A1	2,099,303	109,710
	Applied Materials, Inc.	1,150,222	104,647
	Bill.com Holdings, Inc.[1]	871,600	95,824
	Shopify, Inc., Class A, subordinate voting shares[1]	2,843,580	88,833
	Tyler Technologies, Inc.[1]	263,200	87,509
	MongoDB, Inc., Class A1	324,518	84,212
	Fidelity National Information Services, Inc.	884,718	81,102
	Cloudflare, Inc., Class A1	1,514,130	66,243
	Unity Software, Inc.[1,2]	1,660,000	61,121
	Genpact, Ltd.	1,393,000	59,008
	MicroStrategy, Inc., Class A1,2	358,514	58,904
	Keyence Corp.	165,500	56,574
	DocuSign, Inc.[1]	967,514	55,516
	Trimble, Inc.[1]	840,920	48,967
	Block, Inc., Class A1	749,493	46,064
	SK hynix, Inc.	653,000	45,766
	GoDaddy, Inc., Class A1	645,081	44,872
	Intel Corp.	1,136,000	42,498
	Concentrix Corp.	305,551	41,445
	Amadeus IT Group SA, Class A, non-registered shares[1]	635,696	35,414
	NetApp, Inc.	527,540	34,417
	Ceridian HCM Holding, Inc.[1]	712,011	33,521
	Silicon Laboratories, Inc.[1]	231,815	32,505
	Flex, Ltd.[1]	2,234,300	32,330
	Motorola Solutions, Inc.	152,000	31,859
	MKS Instruments, Inc.	302,111	31,006
	Nuvei Corp., subordinate voting shares[1]	806,616	29,151
	Adobe, Inc.[1]	69,034	25,271
	Smartsheet, Inc., Class A1	729,700	22,934
	Zendesk, Inc.[1]	307,500	22,777
	Toast, Inc., Class A1	1,712,718	22,163
	Alteryx, Inc., Class A1	402,200	19,475
	VeriSign, Inc.[1]	110,053	18,415
	TE Connectivity, Ltd.	156,600	17,719
	Lam Research Corp.	40,617	17,309
	Qualtrics International, Inc., Class A1	1,276,855	15,973
	Fiserv, Inc.[1]	164,000	14,591
	Ciena Corp.[1]	308,700	14,108
	TELUS International (Cda), Inc., subordinate voting shares[1]	533,800	13,382
	Enphase Energy, Inc.[1]	62,172	12,138
	Globant SA1	57,138	9,942
	Kulicke and Soffa Industries, Inc.	151,860	6,501
	Stripe, Inc., Class B1,3,4,5	168,598	6,000
	SentinelOne, Inc., Class A1	220,600	5,147

			6,400,599

American Funds Insurance Series 41

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Tesla, Inc.[1]	3,682,000	$2,479,533
discretionary	Amazon.com, Inc.[1]	5,222,200	554,650
18.92%	Dollar General Corp.	2,185,220	536,340
	Home Depot, Inc.	931,000	255,345
	D.R. Horton, Inc.	3,324,144	220,025
	LVMH Moët Hennessy-Louis Vuitton SE	313,000	190,803
	Las Vegas Sands Corp.[1]	5,500,000	184,745
	Chipotle Mexican Grill, Inc.[1]	114,237	149,338
	Dollar Tree Stores, Inc.[1]	803,915	125,290
	Hermès International	94,901	106,115
	Booking Holdings, Inc.[1]	60,300	105,464
	Airbnb, Inc., Class A1	1,044,500	93,044
	Royal Caribbean Cruises, Ltd.[1]	2,282,305	79,675
	O’Reilly Automotive, Inc.[1]	116,600	73,663
	NVR, Inc.[1]	18,380	73,596
	Target Corp.	479,700	67,748
	Aramark	1,793,164	54,925
	NIKE, Inc., Class B	489,400	50,017
	Darden Restaurants, Inc.	433,876	49,080
	Caesars Entertainment, Inc.[1]	968,000	37,074
	Domino’s Pizza, Inc.	94,000	36,633
	Norwegian Cruise Line Holdings, Ltd.[1,2]	3,076,903	34,215
	Salvatore Ferragamo SpA[2]	2,174,477	33,498
	Polaris, Inc.	280,000	27,798
	Floor & Decor Holdings, Inc., Class A1	420,000	26,443
	Cie. Financière Richemont SA, Class A	219,805	23,405
	Burlington Stores, Inc.[1]	158,707	21,621
	LGI Homes, Inc.[1]	248,150	21,564
	adidas AG	121,710	21,525
	Adient PLC[1]	722,000	21,393
	Helen of Troy, Ltd.[1]	112,111	18,208
	VF Corp.	408,000	18,021
	YETI Holdings, Inc.[1]	405,000	17,524
	General Motors Company[1]	490,000	15,562
	Etsy, Inc.[1]	202,000	14,788
	YUM! Brands, Inc.	129,700	14,722
	Hilton Worldwide Holdings, Inc.	128,708	14,343
	Aptiv PLC[1]	140,000	12,470
	Flutter Entertainment PLC[1]	82,221	8,313
	Carvana Co., Class A1,2	210,400	4,751
	Arrival Group[1,2]	1,690,300	2,671
	Arrival Group[1]	304,769	481
	Westwing Group SE, non-registered shares[1,2]	381,550	2,839

			5,899,258

Health care	UnitedHealth Group, Inc.	1,709,751	878,179
15.48%	Regeneron Pharmaceuticals, Inc.[1]	1,220,938	721,733
	Intuitive Surgical, Inc.[1]	2,058,000	413,061
	Centene Corp.[1]	4,420,730	374,038
	Thermo Fisher Scientific, Inc.	532,200	289,134
	Alnylam Pharmaceuticals, Inc.[1]	1,879,309	274,097
	Vertex Pharmaceuticals, Inc.[1]	879,601	247,863
	Seagen, Inc.[1]	1,379,013	244,003
	NovoCure, Ltd.[1]	2,388,098	165,973
	Eli Lilly and Company	337,300	109,363
	Moderna, Inc.[1]	750,000	107,138
	CVS Health Corp.	1,034,700	95,875
	Pfizer, Inc.	1,675,000	87,820
	Edwards Lifesciences Corp.[1]	768,111	73,040
	AstraZeneca PLC	550,784	72,411
	Gilead Sciences, Inc.	899,185	55,579

42 American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Horizon Therapeutics PLC[1]	613,731	$48,951
(continued)	Verily Life Sciences, LLC[1,3,4,5]	300,178	44,928
	Catalent, Inc.[1]	409,100	43,892
	Danaher Corp.	165,735	42,017
	Molina Healthcare, Inc.[1]	145,723	40,746
	Biohaven Pharmaceutical Holding Co., Ltd.[1]	268,400	39,109
	Zimmer Biomet Holdings, Inc.	353,900	37,181
	Abbott Laboratories	331,012	35,964
	Inari Medical, Inc.[1]	502,200	34,145
	Humana, Inc.	65,982	30,884
	Zoetis, Inc., Class A	160,483	27,585
	Align Technology, Inc.[1]	112,000	26,507
	Guardant Health, Inc.[1]	482,401	19,460
	Mettler-Toledo International, Inc.[1]	16,900	19,414
	CRISPR Therapeutics AG1,2	235,087	14,286
	Exact Sciences Corp.[1]	341,000	13,432
	Oak Street Health, Inc.[1]	806,352	13,256
	Ascendis Pharma A/S (ADR)[1]	140,377	13,049
	Karuna Therapeutics, Inc.[1]	100,032	12,655
	Galapagos NV1	223,566	12,427
	DexCom, Inc.[1]	148,800	11,090
	Fate Therapeutics, Inc.[1]	417,000	10,333
	Ultragenyx Pharmaceutical, Inc.[1]	161,278	9,622
	Pacific Biosciences of California, Inc.[1,2]	1,711,590	7,565
	Vir Biotechnology, Inc.[1]	282,975	7,207
	Sana Biotechnology, Inc.[1,2]	179,600	1,155

			4,826,167

Communication	Meta Platforms, Inc., Class A1	10,118,530	1,631,613
services	Alphabet, Inc., Class C1	377,972	826,795
14.88%	Alphabet, Inc., Class A1	111,616	243,240
	Netflix, Inc.[1]	3,656,304	639,378
	Activision Blizzard, Inc.	3,750,000	291,975
	Charter Communications, Inc., Class A1	410,286	192,231
	Verizon Communications, Inc.	3,720,000	188,790
	Snap, Inc., Class A, nonvoting shares[1]	8,880,711	116,604
	ZoomInfo Technologies, Inc.[1]	3,077,300	102,289
	Comcast Corp., Class A	2,311,991	90,722
	Frontier Communications Parent, Inc.[1]	3,168,010	74,575
	T-Mobile US, Inc.[1]	447,940	60,266
	Pinterest, Inc., Class A1	1,752,664	31,828
	Bumble, Inc., Class A1	1,013,387	28,527
	Tencent Holdings, Ltd.	605,000	27,325
	Take-Two Interactive Software, Inc.[1]	201,000	24,629
	Iridium Communications, Inc.[1]	604,439	22,703
	Vimeo, Inc.[1]	3,348,913	20,160
	Electronic Arts, Inc.	141,481	17,211
	Match Group, Inc.[1]	120,000	8,363

			4,639,224

Industrials	TransDigm Group, Inc.[1]	562,400	301,823
8.17%	Jacobs Engineering Group, Inc.	2,169,000	275,745
	Carrier Global Corp.	7,599,761	271,007
	Uber Technologies, Inc.[1]	11,166,767	228,472
	Delta Air Lines, Inc.[1]	7,215,000	209,019
	United Rentals, Inc.[1]	638,400	155,074
	Caterpillar, Inc.	676,300	120,895
	MTU Aero Engines AG	616,989	112,310
	Ryanair Holdings PLC (ADR)[1]	1,500,325	100,897
	Ryanair Holdings PLC[1]	96,554	1,141

American Funds Insurance Series 43

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	955,893	$92,610
(continued)	Robert Half International, Inc.	1,155,800	86,558
	United Airlines Holdings, Inc.[1]	1,695,914	60,069
	Dun & Bradstreet Holdings, Inc.[1]	3,869,573	58,160
	Middleby Corp.[1]	449,500	56,349
	Boeing Company[1]	395,000	54,004
	Northrop Grumman Corp.	98,700	47,235
	Canadian Pacific Railway, Ltd.	496,000	34,641
	BWX Technologies, Inc.	607,600	33,473
	Axon Enterprise, Inc.[1]	353,000	32,889
	AMETEK, Inc.	253,600	27,868
	Waste Connections, Inc.	222,159	27,539
	Rockwell Automation	129,246	25,760
	HEICO Corp.	195,000	25,568
	Armstrong World Industries, Inc.	326,344	24,463
	ITT, Inc.	343,000	23,063
	L3Harris Technologies, Inc.	90,000	21,753
	Advanced Drainage Systems, Inc.	195,343	17,594
	Safran SA	142,541	14,073
	TuSimple Holdings, Inc., Class A1,2	1,158,932	8,379

			2,548,431

Financials	Bank of America Corp.	14,780,700	460,123
6.20%	S&P Global, Inc.	524,936	176,935
	First Republic Bank	1,029,156	148,404
	Capital One Financial Corp.	1,399,000	145,762
	KKR & Co., Inc.	2,218,594	102,699
	SVB Financial Group[1]	246,315	97,292
	Western Alliance Bancorporation	1,071,775	75,667
	Apollo Asset Management, Inc.	1,557,942	75,529
	T. Rowe Price Group, Inc.	642,000	72,938
	Wells Fargo & Company	1,735,200	67,968
	Tradeweb Markets, Inc., Class A	922,410	62,954
	Marsh & McLennan Companies, Inc.	403,461	62,637
	MSCI, Inc.	146,390	60,335
	Signature Bank	301,426	54,019
	Blackstone, Inc., nonvoting shares	360,000	32,843
	Aon PLC, Class A	110,000	29,665
	Blue Owl Capital, Inc., Class A	2,891,712	29,004
	Brookfield Asset Management, Inc., Class A	585,103	26,020
	CME Group, Inc., Class A	121,648	24,901
	Ryan Specialty Holdings, Inc., Class A1	611,300	23,957
	Arch Capital Group, Ltd.[1]	458,700	20,866
	American International Group, Inc.	386,130	19,743
	Intercontinental Exchange, Inc.	209,648	19,715
	Ares Management Corp., Class A	310,500	17,655
	Trupanion, Inc.[1]	287,655	17,334
	Goosehead Insurance, Inc., Class A	211,148	9,643

			1,934,608

Energy	Halliburton Company	12,143,661	380,825
4.97%	Canadian Natural Resources, Ltd. (CAD denominated)	6,840,000	367,560
	Cenovus Energy, Inc. (CAD denominated)	14,694,800	279,580
	EQT Corp.	2,268,000	78,019
	Tourmaline Oil Corp.[2]	1,408,700	73,248
	Pioneer Natural Resources Company	328,000	73,170
	EOG Resources, Inc.	574,314	63,427
	Suncor Energy, Inc.	1,747,125	61,296
	ConocoPhillips	651,015	58,468
	Coterra Energy, Inc.	1,275,197	32,888

44 American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	MEG Energy Corp.[1]	2,365,000	$32,741
(continued)	Chesapeake Energy Corp.	255,400	20,713
	Range Resources Corp.[1]	823,000	20,369
	Equitrans Midstream Corp.	936,942	5,959

			1,548,263

Materials	Wheaton Precious Metals Corp.	3,674,000	132,374
2.58%	Grupo México, SAB de CV, Series B	25,356,800	104,998
	Vale SA, ordinary nominative shares (ADR)	7,130,772	104,323
	Linde PLC	319,392	91,835
	Barrick Gold Corp.	4,447,467	78,676
	CF Industries Holdings, Inc.	703,000	60,268
	Royal Gold, Inc.	517,000	55,205
	Franco-Nevada Corp.	390,000	51,301
	Allegheny Technologies, Inc.[1]	2,070,860	47,029
	LyondellBasell Industries NV	343,500	30,043
	Sherwin-Williams Company	69,458	15,552
	Summit Materials, Inc., Class A1	561,313	13,073
	Ball Corp.	145,200	9,986
	Nutrien, Ltd. (CAD denominated)	58,971	4,696
	Mosaic Co.	78,919	3,728

			803,087

Consumer staples	Costco Wholesale Corp.	253,000	121,258
2.20%	British American Tobacco PLC	2,768,763	118,622
	Constellation Brands, Inc., Class A	427,912	99,729
	Monster Beverage Corp.[1]	985,000	91,309
	Altria Group, Inc.	2,062,600	86,155
	Archer Daniels Midland Company	784,800	60,900
	Estée Lauder Companies, Inc., Class A	211,111	53,764
	Molson Coors Beverage Company, Class B, restricted voting shares	608,423	33,165
	Philip Morris International, Inc.	201,113	19,858

			684,760

Utilities	PG&E Corp.[1]	7,077,065	70,629
0.42%	CenterPoint Energy, Inc.	855,797	25,315
	AES Corp.	1,085,884	22,814
	Edison International	199,191	12,597

			131,355

Real estate	Equinix, Inc. REIT	51,784	34,023

0.11%	Total common stocks (cost: $19,846,265,000)		29,449,775

Preferred securities 0.19%
Information	PsiQuantum Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
technology	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	21,266
0.16%	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4,5]	406,310	3,295
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	1,874

			50,216

Industrials	ABL Space Systems Co., Series B2, preferred shares[1,3,4,5]	153,713	8,885

0.03%	Total preferred securities (cost: $65,451,000)		59,101

American Funds Insurance Series 45

Growth Fund (continued)

Convertible bonds & notes 0.02%		Principal amount (000)	Value (000)
Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5,6]	USD44,875	$4,115

0.01%			4,115

Industrials	Einride AB, convertible notes, 7.00% 2023[3,4,5]	2,500	2,969

0.01%			2,969

	Total convertible bonds & notes (cost: $45,836,000)		7,084

Short-term securities 5.23%		Shares
Money market investments 4.99%
	Capital Group Central Cash Fund 1.38%[7,8]	15,555,891	1,555,278

Money market investments purchased with collateral from securities on loan 0.24%
	Capital Group Central Cash Fund 1.38%[7,8,9]	206,977	20,693
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]	10,925,949	10,926
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]	10,346,758	10,347
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]	10,346,758	10,347
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]	10,346,758	10,347
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]	10,346,758	10,346

			73,006

	Total short-term securities (cost: $1,628,508,000)		1,628,284

	Total investment securities 99.90% (cost: $21,586,060,000)		31,144,244
	Other assets less liabilities 0.10%		31,927

	Net assets 100.00%		$31,176,171

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 5.06%
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7]	$1,610,187	$2,905,660		$2,960,150	$1	$(420)	$1,555,278	$3,145
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[7,9]	20,304	389	[10]				20,693	–	[11]

Total short-term securities							1,575,971

Total 5.06%					$1	$(420)	$1,575,971	$3,145

46 American Funds Insurance Series

Growth Fund (continued)

Private placement securities[5]	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Verily Life Sciences, LLC	12/21/2018	$37,000	$44,928	.14%

PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.08

ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	8,885	.03

Stripe, Inc., Class B	5/6/2021	6,766	6,000	.02

Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	1,874	.01

JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-5/3/2022	43,336	4,115	.01

Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	3,295	.01

Einride AB, convertible notes, 7.00% 2023	1/7/2022	2,500	2,969	.01

Total		$132,904	$95,847	.31%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $78,405,000, which represented ..25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $95,847,000, which represented .31% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 47

International Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 85.49%		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	1,707,475	$165,425
13.12%	Recruit Holdings Co., Ltd.	3,491,309	102,799
	Melrose Industries PLC	36,613,980	66,722
	Safran SA	579,000	57,163
	Ryanair Holdings PLC (ADR)[1]	535,700	36,026
	Ryanair Holdings PLC[1]	191,358	2,261
	SMC Corp.	77,100	34,362
	Siemens AG	331,702	33,749
	MTU Aero Engines AG	182,000	33,129
	DSV A/S	230,223	32,152
	ASSA ABLOY AB, Class B	1,452,142	30,846
	NIBE Industrier AB, Class B	3,878,804	29,120
	Ashtead Group PLC	645,000	27,002
	International Container Terminal Services, Inc.	7,953,240	26,615
	Grab Holdings, Ltd., Class A1	9,470,179	23,960
	Kingspan Group PLC	384,796	23,146
	Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	23,133
	Aena SME, SA, non-registered shares[1]	175,000	22,236
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	18,813
	Brenntag SE	222,191	14,460
	CCR SA, ordinary nominative shares	5,580,000	13,360
	Rumo SA	4,301,900	13,127
	Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,215
	Diploma PLC	335,900	9,110
	Fluidra, SA, non-registered shares	432,985	8,775
	Thales SA	70,763	8,680
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,511
	LIXIL Corp.	441,700	8,269
	BAE Systems PLC	617,024	6,236
	Techtronic Industries Co., Ltd.	437,500	4,564

			893,966

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	104,074
technology	ASML Holding NV	205,218	98,034
11.40%	Shopify, Inc., Class A, subordinate voting shares[1]	2,665,310	83,264
	Nice, Ltd. (ADR)[1]	397,150	76,431
	Nomura Research Institute, Ltd.	2,761,500	73,474
	SK hynix, Inc.	826,941	57,957
	Fujitsu, Ltd.	345,900	43,250
	Samsung Electronics Co., Ltd.	631,500	27,723
	NXP Semiconductors NV	173,200	25,639
	Keyence Corp.	64,200	21,946
	Infineon Technologies AG	728,000	17,616
	STMicroelectronics NV2	539,236	16,953
	Atlassian Corp. PLC, Class A1	78,500	14,711
	Silergy Corp.	176,000	14,177
	Suse SA1,2	576,586	13,088
	TELUS International (Cda), Inc., subordinate voting shares[1]	499,900	12,532
	OBIC Co., Ltd.	83,700	11,838
	Kingdee International Software Group Co., Ltd.[1]	4,786,000	11,223
	Delta Electronics, Inc.	1,408,000	10,489
	Hexagon AB, Class B	925,700	9,615
	ASM International NV	31,648	7,913
	Constellation Software, Inc.	5,300	7,868
	Canva, Inc.[1,3,4,5]	4,819	7,357
	PagSeguro Digital, Ltd., Class A1	426,548	4,368
	Block, Inc., Class A (CDI)[1]	45,372	2,834
	StoneCo, Ltd., Class A1	317,126	2,442

			776,816

48 American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Kotak Mahindra Bank, Ltd.	8,323,107	$175,067
11.36%	AIA Group, Ltd.	12,210,576	132,348
	ABN AMRO Bank NV	10,182,910	114,342
	HDFC Bank, Ltd.	2,292,812	39,137
	HDFC Bank, Ltd. (ADR)	277,000	15,224
	Aegon NV2	12,263,736	53,052
	CaixaBank, SA	14,195,517	49,344
	ING Groep NV	2,815,632	27,828
	Bajaj Finance, Ltd.	396,342	27,104
	Nu Holdings, Ltd., Class A1,2	6,890,117	25,769
	Futu Holdings, Ltd. (ADR)[1,2]	440,706	23,009
	KBC Groep NV	406,187	22,790
	XP, Inc., Class A1	963,259	17,300
	FinecoBank SpA	1,211,135	14,494
	Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,109
	Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	5,700
	B3 SA-Brasil, Bolsa, Balcao	4,413,000	9,242
	Allfunds Group PLC	1,158,708	8,937
	Bajaj Finserv, Ltd.	50,931	7,050

			773,846

Health care	Daiichi Sankyo Company, Ltd.	9,080,408	230,022
11.06%	Olympus Corp.	5,808,100	116,714
	WuXi Biologics (Cayman), Inc.[1]	12,609,300	115,378
	Grifols, SA, Class A, non-registered shares[1,2]	2,451,598	46,335
	Grifols, SA, Class B (ADR)[1]	793,690	9,429
	Bayer AG	841,261	50,004
	Siemens Healthineers AG	833,668	42,363
	WuXi AppTec Co., Ltd., Class A	2,367,360	36,775
	WuXi AppTec Co., Ltd., Class H	312,000	4,155
	Merck KGaA	110,400	18,627
	M3, Inc.	644,835	18,526
	HOYA Corp.	198,300	16,932
	Hapvida Participacoes e Investimentos SA1	9,734,853	10,175
	Insulet Corp.[1]	46,653	10,167
	Alcon, Inc.	133,937	9,355
	CanSino Biologics, Inc., Class H2	729,200	7,467
	bioMérieux SA	58,300	5,694
	Ambu AS, Class B, non-registered shares[2]	545,233	5,294

			753,412

Energy	Reliance Industries, Ltd.[1]	9,435,600	310,127
9.56%	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	6,724,576	78,543
	Neste OYJ	1,756,952	77,772
	TotalEnergies SE	1,147,298	60,560
	Canadian Natural Resources, Ltd. (CAD denominated)	818,700	43,994
	Woodside Energy Group, Ltd.	1,967,852	43,249
	Cenovus Energy, Inc. (CAD denominated)	1,190,000	22,641
	Shell PLC (GBP denominated)	573,839	14,907

			651,793

Materials	First Quantum Minerals, Ltd.	10,951,800	207,771
9.23%	Fortescue Metals Group, Ltd.	11,257,992	136,223
	Vale SA, ordinary nominative shares (ADR)	6,886,607	100,751
	Vale SA, ordinary nominative shares	770,681	11,274
	Linde PLC (EUR denominated)[2]	135,800	38,986
	Linde PLC	35,287	10,146
	Shin-Etsu Chemical Co., Ltd.	395,300	44,576
	Wacker Chemie AG	147,773	21,309

American Funds Insurance Series 49

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Ivanhoe Mines, Ltd., Class A1	3,403,051	$19,590
(continued)	JSR Corp.	379,200	9,838
	Koninklijke DSM NV	55,354	7,953
	Yunnan Energy New Material Co., Ltd., Class A	196,300	7,344
	Akzo Nobel NV	107,048	7,025
	BASF SE	136,760	5,951

			628,737

Consumer	MercadoLibre, Inc.[1]	132,887	84,632
discretionary	Evolution AB	916,701	83,348
8.85%	Sony Group Corp.	920,500	75,272
	Galaxy Entertainment Group, Ltd.	9,204,000	54,895
	Ferrari NV (EUR denominated)	254,543	46,734
	LVMH Moët Hennessy-Louis Vuitton SE	72,682	44,306
	Maruti Suzuki India, Ltd.	303,300	32,533
	Alibaba Group Holding, Ltd. (ADR)[1]	213,000	24,214
	Alibaba Group Holding, Ltd.[1]	414,200	5,907
	Kering SA	53,565	27,511
	JD.com, Inc., Class A (ADR)	239,660	15,391
	JD.com, Inc., Class A	266,775	8,595
	Entain PLC[1]	1,560,453	23,649
	Coupang, Inc., Class A1	1,509,600	19,247
	Flutter Entertainment PLC[1]	158,674	16,043
	EssilorLuxottica	80,200	12,010
	InterContinental Hotels Group PLC	155,468	8,232
	Bandai Namco Holdings, Inc.	108,742	7,677
	Aptiv PLC[1]	84,000	7,482
	On Holding AG, Class A1	308,680	5,461

			603,139

Consumer staples	Kweichow Moutai Co., Ltd., Class A	224,223	68,496
4.49%	Danone SA	878,392	49,026
	British American Tobacco PLC	911,000	39,030
	Treasury Wine Estates, Ltd.	4,562,804	35,747
	Seven & i Holdings Co., Ltd.	864,100	33,544
	Kobe Bussan Co., Ltd.	754,900	18,500
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	15,439
	CP ALL PCL, foreign registered shares	9,053,300	15,388
	Nestlé SA	78,463	9,159
	Chocoladefabriken Lindt & Sprüngli AG	80	8,388
	Shiseido Company, Ltd.	179,400	7,201
	Dabur India, Ltd.	933,875	5,865

			305,783

Communication	Bharti Airtel, Ltd.[1]	12,732,125	110,429
services	Bharti Airtel, Ltd., interim shares[1]	836,308	3,203
3.50%	Universal Music Group NV	1,312,633	26,320
	Sea, Ltd., Class A (ADR)[1]	357,779	23,921
	Informa PLC[1]	3,630,108	23,367
	Ubisoft Entertainment SA1	518,403	22,763
	Singapore Telecommunications, Ltd.	5,800,500	10,563
	Vivendi SE	907,392	9,220
	SoftBank Group Corp.	224,200	8,650
	Yandex NV, Class A1,3,4	313,000	–	[6]

			238,436

Utilities	ENN Energy Holdings, Ltd.	9,285,300	152,530

2.24%

50 American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	ESR Group, Ltd.[1]	14,852,600	$40,128
0.68%	Ayala Land, Inc.	13,552,800	6,285

			46,413

	Total common stocks (cost: $5,416,609,000)		5,824,871

Preferred securities 0.78%
Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	26,892

0.40%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	15,905

0.23%

Financials	Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	9,729

0.14%

Information	Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	644
technology	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	27
0.01%	Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2

			673

	Total preferred securities (cost: $70,947,000)		53,199

Rights & warrants 0.24%
Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,7]	1,075,200	16,702

0.24%	Total rights & warrants (cost: $20,683,000)		16,702

Short-term securities 14.40%
Money market investments 13.41%
	Capital Group Central Cash Fund 1.38%[8,9]	9,140,101	913,827

Money market investments purchased with collateral from securities on loan 0.99%
	Capital Group Central Cash Fund 1.38%[8,9,10]	190,714	19,067
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]	10,067,468	10,067
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]	9,533,786	9,534
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]	9,533,786	9,534

			67,270

	Total short-term securities (cost: $981,221,000)		981,097

	Total investment securities 100.91% (cost: $6,489,460,000)		6,875,869
	Other assets less liabilities (0.91)%		(62,255)

	Net assets 100.00%		$6,813,614

American Funds Insurance Series 51

International Fund (continued)

Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 13.69%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8]	$977,398	$1,096,883	$1,160,244		$20	$(230)	$913,827	$1,992
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 1.38%[8,10]	34,059		14,992	[11]			19,067	–	[12]

Total short-term securities							932,894

Total 13.69%					$20	$(230)	$932,894	$1,992

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Canva, Inc.	8/26/2021-11/4/2021	$8,215	$7,357	.11%

Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	644	.01

Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	27	.00

Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2	.00

Total		$8,967	$8,030	.12%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $71,916,000, which represented 1.06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,732,000, which represented .36% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,702,000, which represented .25% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

52 American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 85.69%		Shares	Value (000)
Information	Microsoft Corp.	398,934	$102,458
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	4,004,000	64,100
15.68%	Broadcom, Inc.	52,546	25,527
	Micron Technology, Inc.	453,986	25,096
	ASML Holding NV	51,193	24,455
	Wolfspeed, Inc.[1]	340,065	21,577
	Adobe, Inc.[1]	51,971	19,024
	Tata Consultancy Services, Ltd.	427,278	17,677
	Apple, Inc.	129,278	17,675
	Mastercard, Inc., Class A	48,408	15,272
	Silergy Corp.	181,094	14,587
	Visa, Inc., Class A	52,549	10,346
	PagSeguro Digital, Ltd., Class A1	922,834	9,450
	Samsung Electronics Co., Ltd.	207,833	9,124
	NVIDIA Corp.	55,678	8,440
	Keyence Corp.	24,600	8,409
	EPAM Systems, Inc.[1]	26,998	7,958
	TELUS International (Cda), Inc., subordinate voting shares[1]	294,869	7,392
	Network International Holdings PLC[1]	2,797,596	6,430
	Accenture PLC, Class A	21,156	5,874
	Nokia Corp.	1,149,271	5,347
	SAP SE	56,875	5,181
	Tokyo Electron, Ltd.	15,500	5,061
	Flat Glass Group Co., Ltd., Class H1,2	1,420,000	4,995
	Edenred SA	102,606	4,835
	Nice, Ltd. (ADR)[1]	24,926	4,797
	Kingdee International Software Group Co., Ltd.[1]	1,904,000	4,465
	MediaTek, Inc.	154,000	3,372
	Halma PLC	107,927	2,639
	Trimble, Inc.[1]	42,730	2,488
	SK hynix, Inc.	34,099	2,390
	ON Semiconductor Corp.[1]	46,661	2,347
	Amadeus IT Group SA, Class A, non-registered shares[1]	39,769	2,215
	Advanced Micro Devices, Inc.[1]	27,588	2,110
	DLocal, Ltd., Class A1	78,185	2,052
	Logitech International SA	38,622	2,018
	Cognizant Technology Solutions Corp., Class A	27,762	1,874
	Infosys, Ltd.	96,230	1,781
	Applied Materials, Inc.	19,121	1,740
	PayPal Holdings, Inc.[1]	24,259	1,694
	StoneCo, Ltd., Class A1	208,228	1,603
	FleetCor Technologies, Inc.[1]	7,609	1,599
	KLA Corp.	4,986	1,591
	Hexagon AB, Class B	105,226	1,093
	Globant SA1	6,239	1,086
	Hamamatsu Photonics KK	27,200	1,056
	Euronet Worldwide, Inc.[1]	10,178	1,024
	Hundsun Technologies, Inc., Class A	150,377	978
	MKS Instruments, Inc.	8,486	871
	Coforge, Ltd.	18,403	825
	Autodesk, Inc.[1]	4,715	811
	VeriSign, Inc.[1]	4,446	744
	Infineon Technologies AG	26,555	643
	Atlassian Corp. PLC, Class A1	3,424	642
	Canva, Inc.[1,3,4,5]	385	588
	Fabrinet, non-registered shares[1]	6,992	567
	Intel Corp.	3,575	134

			500,127

American Funds Insurance Series 53

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Kotak Mahindra Bank, Ltd.	3,010,627	$63,325
11.95%	AIA Group, Ltd.	3,976,200	43,097
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,121,344	28,021
	HDFC Bank, Ltd.	1,260,295	21,512
	B3 SA-Brasil, Bolsa, Balcao	10,216,738	21,396
	Capitec Bank Holdings, Ltd.	170,562	20,781
	Bajaj Finance, Ltd.	256,491	17,540
	Industrial and Commercial Bank of China, Ltd., Class H	23,013,000	13,667
	AU Small Finance Bank, Ltd.	1,514,002	11,344
	Banco Bilbao Vizcaya Argentaria, SA	2,164,760	9,824
	PB Fintech, Ltd.[1]	1,162,870	8,437
	Nu Holdings, Ltd., Class A1	2,004,606	7,497
	ICICI Bank, Ltd. (ADR)	300,062	5,323
	ICICI Bank, Ltd.	240,154	2,151
	Discovery, Ltd.[1]	921,680	7,257
	China Merchants Bank Co., Ltd., Class H	1,045,500	6,995
	S&P Global, Inc.	20,318	6,848
	UniCredit SpA	682,154	6,480
	XP, Inc., Class A1	341,304	6,130
	Hong Kong Exchanges and Clearing, Ltd.	117,600	5,785
	Bank Rakyat Indonesia (Persero) Tbk PT	20,501,900	5,711
	Eurobank Ergasias Services and Holdings SA1	6,082,762	5,375
	Moody’s Corp.	17,945	4,881
	Postal Savings Bank of China Co., Ltd., Class H	6,062,000	4,813
	Société Générale	207,077	4,533
	East Money Information Co., Ltd., Class A	1,153,656	4,377
	Lufax Holding, Ltd. (ADR)	687,300	4,124
	Alpha Services and Holdings SA1	4,683,510	4,084
	Aon PLC, Class A	10,856	2,928
	Bank Mandiri (Persero) Tbk PT	5,279,900	2,809
	Standard Bank Group, Ltd.	290,750	2,773
	Canara Bank	1,185,969	2,722
	Bajaj Finserv, Ltd.	18,250	2,526
	Fairfax Financial Holdings, Ltd., subordinate voting shares	4,711	2,496
	Bank Central Asia Tbk PT	5,066,200	2,466
	DBS Group Holdings, Ltd.	111,373	2,379
	HDFC Life Insurance Company, Ltd.	337,705	2,352
	Futu Holdings, Ltd. (ADR)[1,2]	41,701	2,177
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,385,817	1,414
	China Construction Bank Corp., Class H	2,059,000	1,383
	TISCO Financial Group PCL, foreign registered shares	343,800	862
	Grupo Financiero Banorte, SAB de CV, Series O	85,744	478
	TCS Group Holding PLC (GDR)[1,3,4]	78,482	–	[6]
	Moscow Exchange MICEX-RTS PJSC[1,3,4]	438,203	–	[6]
	Sberbank of Russia PJSC[1,3,4,7]	2,662,164	–	[6]

			381,073

Health care	Thermo Fisher Scientific, Inc.	73,249	39,795
11.67%	Eli Lilly and Company	99,900	32,391
	Abbott Laboratories	232,881	25,302
	Novo Nordisk A/S, Class B	209,543	23,241
	WuXi Biologics (Cayman), Inc.[1]	2,445,600	22,378
	AstraZeneca PLC	149,534	19,659
	WuXi AppTec Co., Ltd., Class A	809,559	12,576
	WuXi AppTec Co., Ltd., Class H	491,300	6,543
	PerkinElmer, Inc.	124,925	17,767
	Danaher Corp.	60,094	15,235
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,512,188	13,919
	Carl Zeiss Meditec AG, non-registered shares[2]	100,330	11,976
	BeiGene, Ltd. (ADR)[1]	65,037	10,526

54 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	BeiGene, Ltd., Class H1,2	49,700	$624
(continued)	Laurus Labs, Ltd.	1,762,486	10,371
	CanSino Biologics, Inc., Class H	996,718	10,206
	Shionogi & Co., Ltd.	183,000	9,246
	CSL, Ltd.	49,605	9,213
	Pfizer, Inc.	174,518	9,150
	Olympus Corp.	398,800	8,014
	Hypera SA, ordinary nominative shares	1,020,998	7,421
	Hapvida Participacoes e Investimentos SA1	6,522,586	6,817
	Zoetis, Inc., Class A	33,143	5,697
	Pharmaron Beijing Co., Ltd., Class A	340,250	4,839
	Pharmaron Beijing Co., Ltd., Class H	26,850	269
	Siemens Healthineers AG	82,699	4,202
	Rede D’Or Sao Luiz SA	756,718	4,190
	Hutchmed China, Ltd.[1,2]	808,232	1,992
	Hutchmed China, Ltd. (ADR)[1]	150,024	1,896
	Legend Biotech Corp. (ADR)[1]	65,903	3,625
	Straumann Holding AG	29,438	3,535
	Grifols, SA, Class A, non-registered shares[1]	155,398	2,937
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	248,351	1,868
	OdontoPrev SA, ordinary nominative shares	1,044,247	1,866
	Align Technology, Inc.[1]	7,775	1,840
	Mettler-Toledo International, Inc.[1]	1,508	1,732
	Angelalign Technology, Inc.	85,000	1,703
	Medtronic PLC	16,413	1,473
	Asahi Intecc Co., Ltd.	91,800	1,386
	Genus PLC	40,970	1,251
	Innovent Biologics, Inc.[1]	220,000	978
	Merck KGaA	5,502	928
	Hangzhou Tigermed Consulting Co., Ltd., Class A	50,871	870
	Zai Lab, Ltd. (ADR)[1]	16,060	557
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	278

			372,282

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	60,448	36,849
discretionary	MercadoLibre, Inc.[1]	35,216	22,428
10.52%	General Motors Company[1]	699,053	22,202
	Hermès International	17,033	19,046
	Galaxy Entertainment Group, Ltd.	2,970,000	17,714
	Li Ning Co., Ltd.	1,835,501	17,006
	Evolution AB	179,821	16,350
	EssilorLuxottica	85,613	12,821
	Trip.com Group, Ltd. (ADR)[1]	409,020	11,228
	XPeng, Inc., Class A1,2	663,978	10,696
	Midea Group Co., Ltd., Class A	1,104,055	9,960
	JD.com, Inc., Class A	240,530	7,749
	Kering SA	14,088	7,236
	YUM! Brands, Inc.	63,025	7,154
	Huazhu Group, Ltd. (ADR)	181,055	6,898
	Zhongsheng Group Holdings, Ltd.	885,500	6,246
	Cie. Financière Richemont SA, Class A	58,126	6,189
	Booking Holdings, Inc.[1]	3,215	5,623
	Alibaba Group Holding, Ltd.[1]	382,972	5,461
	Astra International Tbk PT	12,241,400	5,444
	Americanas SA, ordinary nominative shares	2,105,517	5,403
	NIKE, Inc., Class B	52,547	5,370
	Jumbo SA	367,791	5,342
	Tesla, Inc.[1]	7,065	4,758
	Pop Mart International Group, Ltd.	980,400	4,735
	Industria de Diseño Textil, SA	206,902	4,681
	Marriott International, Inc., Class A	32,868	4,470

American Funds Insurance Series 55

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	JD Health International, Inc.[1]	523,450	$4,106
discretionary	Titan Co., Ltd.	158,667	3,900
(continued)	IDP Education, Ltd.	218,530	3,593
	China MeiDong Auto Holdings, Ltd.	950,000	2,990
	Lear Corp.	23,098	2,908
	Maruti Suzuki India, Ltd.	24,639	2,643
	Samsonite International SA1	1,322,400	2,632
	Airbnb, Inc., Class A1	27,875	2,483
	InterContinental Hotels Group PLC	42,267	2,238
	Aptiv PLC[1]	24,637	2,194
	Prosus NV, Class N	31,819	2,083
	Entain PLC[1]	118,320	1,793
	Inchcape PLC	202,422	1,714
	Shangri-La Asia, Ltd.[1]	2,024,000	1,641
	Fast Retailing Co., Ltd.	2,700	1,414
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	237,753	1,367
	FSN E-Commerce Ventures, Ltd.[1]	68,803	1,226
	Naspers, Ltd., Class N	7,089	1,032
	Gree Electric Appliances, Inc. of Zhuhai, Class A	150,246	757
	Stellantis NV	61,093	754
	adidas AG	4,196	742
	Flutter Entertainment PLC[1]	6,950	703
	Levi Strauss & Co., Class A	42,463	693
	Jiumaojiu International Holdings, Ltd.[2]	239,000	635
	Cyrela Brazil Realty SA, ordinary nominative shares	117,858	266
	Ozon Holdings PLC (ADR)[1,3,4]	209,599	–	[6]

			335,566

Industrials	Airbus SE, non-registered shares	375,800	36,409
8.88%	IMCD NV	130,844	17,956
	Shenzhen Inovance Technology Co., Ltd., Class A	1,466,674	14,432
	General Electric Co.	215,458	13,718
	DSV A/S	96,469	13,472
	Safran SA	128,904	12,726
	International Container Terminal Services, Inc.	3,767,720	12,608
	Copa Holdings, SA, Class A1	189,059	11,981
	Larsen & Toubro, Ltd.	594,628	11,733
	Rumo SA	3,508,073	10,705
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,393,424	9,825
	Grab Holdings, Ltd., Class A1	3,233,079	8,180
	Suzhou Maxwell Technologies Co., Ltd., Class A	98,600	7,230
	Caterpillar, Inc.	39,829	7,120
	CCR SA, ordinary nominative shares	2,717,276	6,506
	TransDigm Group, Inc.[1]	10,219	5,484
	Contemporary Amperex Technology Co., Ltd., Class A	67,047	5,348
	Nidec Corp.	84,200	5,200
	Thales SA	38,118	4,676
	Carrier Global Corp.	120,077	4,282
	InPost SA1,2	729,246	4,228
	Daikin Industries, Ltd.	26,000	4,168
	Wizz Air Holdings PLC[1]	191,404	4,087
	Raytheon Technologies Corp.	42,230	4,059
	ZTO Express (Cayman), Inc., Class A (ADR)	136,462	3,746
	Centre Testing International Group Co., Ltd.	978,596	3,393
	Boeing Company[1]	24,587	3,362
	SMC Corp.	7,300	3,253
	Spirax-Sarco Engineering PLC	25,418	3,056
	Ryanair Holdings PLC (ADR)[1]	42,600	2,865
	Interpump Group SpA	73,018	2,784
	AirTAC International Group[1]	74,000	2,466
	Hitachi, Ltd.	49,300	2,339

56 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Bureau Veritas SA	87,556	$2,243
(continued)	Epiroc AB, Class B	158,534	2,142
	Mitsubishi Heavy Industries, Ltd.	58,500	2,046
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	144,377	2,011
	ABB, Ltd.	74,036	1,974
	Bharat Electronics, Ltd.	627,525	1,860
	Havells India, Ltd.	127,229	1,769
	Siemens AG	15,401	1,567
	Haitian International Holdings, Ltd.	509,000	1,301
	Atlas Copco AB, Class B	136,812	1,144
	Experian PLC	27,683	811
	China Merchants Port Holdings Co., Ltd.	272,000	462
	Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	408

			283,135

Materials	Vale SA, ordinary nominative shares	1,749,384	25,592
7.76%	Vale SA, ordinary nominative shares (ADR)	1,614,308	23,617
	First Quantum Minerals, Ltd.	1,631,131	30,945
	Freeport-McMoRan, Inc.	771,837	22,584
	Asian Paints, Ltd.	583,858	19,926
	Sika AG	64,792	14,931
	Albemarle Corp.	70,823	14,801
	Linde PLC	47,848	13,758
	Pidilite Industries, Ltd.	429,669	11,371
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	861,793	6,626
	Sociedad Química y Minera de Chile SA, Class B (ADR)	62,332	5,207
	Givaudan SA	1,416	4,979
	LANXESS AG	137,274	4,917
	Wacker Chemie AG	34,003	4,903
	Barrick Gold Corp.	271,788	4,808
	Shin-Etsu Chemical Co., Ltd.	41,300	4,657
	Yunnan Energy New Material Co., Ltd., Class A	124,100	4,643
	Shandong Sinocera Functional Material Co., Ltd., Class A	575,500	3,088
	Fresnillo PLC	300,858	2,808
	SKSHU Paint Co., Ltd., Class A1	141,065	2,727
	Loma Negra Compania Industrial Argentina SA (ADR)	530,050	2,693
	SIG Group AG	92,597	2,039
	Amcor PLC (CDI)	151,073	1,881
	Arkema SA	20,250	1,802
	CCL Industries, Inc., Class B, nonvoting shares	37,100	1,754
	Koninklijke DSM NV	12,188	1,751
	Nutrien, Ltd.	16,357	1,303
	OCI NV	37,480	1,236
	Corteva, Inc.	19,843	1,074
	Umicore SA	27,264	952
	Glencore PLC	166,729	903
	Celanese Corp.	7,208	848
	Anglo American PLC	19,828	709
	BASF SE	13,092	570
	Impala Platinum Holdings, Ltd.	51,110	569
	Navin Fluorine International, Ltd.	10,286	476
	Polymetal International PLC	76,572	169
	Alrosa PJSC[3,4]	1,123,215	–	[6]

			247,617

Consumer staples	Kweichow Moutai Co., Ltd., Class A	197,607	60,366
6.83%	ITC, Ltd.	4,202,675	14,555
	Bunge, Ltd.	154,489	14,011
	Constellation Brands, Inc., Class A	50,621	11,798
	Nestlé SA	94,775	11,063

American Funds Insurance Series 57

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Anheuser-Busch InBev SA/NV	184,861	$9,950
(continued)	British American Tobacco PLC	204,480	8,760
	Japan Tobacco, Inc.[2]	420,300	7,267
	Philip Morris International, Inc.	64,416	6,360
	Carlsberg A/S, Class B	49,429	6,296
	Wuliangye Yibin Co., Ltd., Class A	199,771	6,026
	Pernod Ricard SA	32,594	5,988
	Monster Beverage Corp.[1]	62,896	5,830
	Varun Beverages, Ltd.	522,753	5,233
	Raia Drogasil SA, ordinary nominative shares	1,406,218	5,159
	Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A2	3,747,683	5,075
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	314,996	4,252
	Avenue Supermarts, Ltd.[1]	98,499	4,248
	Dabur India, Ltd.	499,893	3,139
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	502,900	2,926
	Arca Continental, SAB de CV	404,001	2,662
	L’Oréal SA, non-registered shares	6,365	2,196
	Mondelez International, Inc.	32,465	2,016
	Proya Cosmetics Co., Ltd., Class A	80,420	1,984
	Danone SA	34,906	1,948
	Monde Nissin Corp.[1]	8,193,900	1,937
	United Spirits, Ltd.[1]	158,456	1,524
	Reckitt Benckiser Group PLC	19,968	1,500
	Unilever PLC (EUR denominated)	30,374	1,379
	Uni-Charm Corp.	23,900	800
	Heineken NV	5,989	546
	Shiseido Company, Ltd.	11,200	450
	Diageo PLC	9,646	415
	X5 Retail Group NV (GDR)[3,4]	88,147	–	[6]

			217,659

Communication	Alphabet, Inc., Class C1	16,377	35,824
services	Alphabet, Inc., Class A1	3,933	8,571
4.86%	Tencent Holdings, Ltd.	389,500	17,592
	Meta Platforms, Inc., Class A1	101,985	16,445
	América Móvil, SAB de CV, Series L (ADR)	709,818	14,501
	Bharti Airtel, Ltd.[1]	1,599,162	13,870
	Bharti Airtel, Ltd., interim shares[1]	80,154	307
	Sea, Ltd., Class A (ADR)[1]	161,435	10,793
	Vodafone Group PLC	5,163,100	7,961
	NetEase, Inc.	176,100	3,234
	NetEase, Inc. (ADR)	27,722	2,588
	Activision Blizzard, Inc.	70,185	5,465
	Netflix, Inc.[1]	28,356	4,959
	Indus Towers, Ltd.	1,750,611	4,635
	Telefónica, SA, non-registered shares[1]	411,518	2,097
	MTN Group, Ltd.	250,294	2,031
	JCDecaux SA1	116,458	1,956
	Informa PLC[1]	261,509	1,683
	SoftBank Group Corp.	13,700	529
	Yandex NV, Class A1,3,4	378,730	–	[6]

			155,041

Energy	Reliance Industries, Ltd.[1]	2,050,136	67,383
4.31%	New Fortress Energy, Inc., Class A	360,837	14,278
	BP PLC	2,081,862	9,840
	Baker Hughes Co., Class A	267,116	7,712
	Cheniere Energy, Inc.	56,794	7,555
	Aker BP ASA[2]	92,604	3,217
	Aker BP ASA (SDR)[3]	72,417	2,515

58 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Exxon Mobil Corp.	56,855	$4,869
(continued)	Hess Corp.	43,633	4,622
	TotalEnergies SE	83,475	4,406
	Chevron Corp.	25,503	3,692
	Shell PLC (GBP denominated)	134,028	3,482
	INPEX Corp.[2]	195,000	2,113
	TechnipFMC PLC[1]	180,463	1,215
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	32,841	384
	Orron Energy AB	36,490	25
	Gazprom PJSC (ADR)[3,4]	472,929	–	[6]
	Rosneft Oil Company PJSC (GDR)[3,4]	588,661	–	[6]

			137,308

Real estate	Macrotech Developers, Ltd.[1]	833,489	11,282
1.68%	American Tower Corp. REIT	41,814	10,687
	ESR Group, Ltd.[1]	2,773,600	7,494
	CK Asset Holdings, Ltd.	960,000	6,790
	BR Malls Participacoes SA, ordinary nominative shares	3,938,172	5,659
	Country Garden Services Holdings Co., Ltd.	666,000	2,966
	China Overseas Land & Investment, Ltd.	915,500	2,894
	Shimao Services Holdings, Ltd.[1]	5,605,187	2,700
	CTP NV	198,078	2,283
	China Vanke Co., Ltd., Class H	280,300	705

			53,460

Utilities	ENN Energy Holdings, Ltd.	1,778,100	29,209
1.55%	AES Corp.	460,707	9,680
	Engie SA	448,515	5,154
	Power Grid Corporation of India, Ltd.	1,119,742	3,005
	Enel SpA	329,104	1,800
	China Resources Gas Group, Ltd.	100,000	466
	China Gas Holdings, Ltd.	67,400	104

			49,418

	Total common stocks (cost: $2,290,258,000)		2,732,686

Preferred securities 0.94%
Consumer	Getir BV, Series D, preferred shares[1,3,4,5]	7,768	4,996
discretionary	Porsche Automobil Holding SE, nonvoting preferred shares	63,178	4,179

0.29%			9,175

Materials	Gerdau SA, preferred nominative shares	1,782,592	7,613

0.24%

Real estate	QuintoAndar, Ltd., Series E, preferred shares[1,3,4,5]	32,657	4,925
0.19%	QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4,5]	8,400	1,267

			6,192

Industrials	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,385,809	2,402
0.08%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,2]	65,296	222

			2,624

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	179,075	2,117

0.07%

American Funds Insurance Series 59

New World Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Financials	Itaú Unibanco Holding SA, preferred nominative (ADR)	151,962	$650
0.04%	Itaú Unibanco Holding SA, preferred nominative shares	113,600	492

			1,142

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	168,756	901

0.03%

Information	Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	34	52
technology	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	1	1

0.00%			53

	Total preferred securities (cost: $29,021,000)		29,817

Rights & warrants 0.02%
Materials	Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,3,7]	124,600	668

0.02%

Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	105,741	58

discretionary	Total rights & warrants (cost: $837,000)		726

0.00%

Bonds, notes & other debt instruments 3.25%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.72%
	Abu Dhabi (Emirate of) 2.50% 2029[7]	USD1,000	920
	Abu Dhabi (Emirate of) 1.70% 2031[7]	885	745
	Angola (Republic of) 8.25% 2028	500	417
	Angola (Republic of) 8.00% 2029[7]	1,800	1,430
	Angola (Republic of) 8.75% 2032[7]	480	385
	Argentine Republic 1.00% 2029	100	23
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]	5,341	1,267
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]	4,190	908
	Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]	1,318	377
	Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]	10,200	2,751
	Armenia (Republic of) 7.15% 2025	290	287
	Bahrain (Kingdom of) 6.75% 2029[7]	500	480
	Belarus (Republic of) 6.875% 2023	915	174
	Belarus (Republic of) 5.875% 2026	230	38
	Belarus (Republic of) 7.625% 2027	335	55
	Brazil (Federative Republic of) 6.00% 2027[9]	BRL21,131	4,107
	Brazil (Federative Republic of) 10.00% 2027	19,869	3,450
	Chile (Republic of) 3.10% 2041	USD375	286
	Chile (Republic of) 4.34% 2042	645	575
	China (People’s Republic of), Series INBK, 2.89% 2031	CNY36,200	5,417
	China (People’s Republic of), Series INBK, 3.72% 2051	34,650	5,526
	Colombia (Republic of) 4.50% 2026	USD280	263
	Colombia (Republic of) 3.00% 2030	213	162
	Colombia (Republic of) 3.25% 2032	700	508
	Colombia (Republic of) 7.375% 2037	1,090	1,011
	Colombia (Republic of) 5.625% 2044	320	231
	Colombia (Republic of) 5.00% 2045	348	234
	Colombia (Republic of) 5.20% 2049	555	378
	Colombia (Republic of) 4.125% 2051	350	211
	Cote d’Ivoire (Republic of) 4.875% 2032	EUR150	114
	Dominican Republic 6.875% 2026	USD370	378

60 American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 8.625% 2027[7]	USD575	$599
Dominican Republic 5.50% 2029[7]	275	240
Dominican Republic 11.375% 2029	DOP12,800	234
Dominican Republic 6.00% 2033[7]	USD150	125
Dominican Republic 7.45% 2044	1,400	1,200
Dominican Republic 7.45% 2044[7]	1,125	964
Dominican Republic 6.85% 2045	320	254
Dominican Republic 5.875% 2060[7]	280	192
Egypt (Arab Republic of) 5.75% 2024[7]	450	403
Egypt (Arab Republic of) 5.625% 2030	EUR260	170
Egypt (Arab Republic of) 5.875% 2031[7]	USD365	228
Egypt (Arab Republic of) 6.375% 2031	EUR350	232
Egypt (Arab Republic of) 7.625% 2032[7]	USD1,140	750
Egypt (Arab Republic of) 7.625% 2032	275	181
Egypt (Arab Republic of) 8.50% 2047	1,200	715
Egypt (Arab Republic of) 8.875% 2050	850	519
Egypt (Arab Republic of) 8.75% 2051	755	457
Egypt (Arab Republic of) 8.15% 2059[7]	500	291
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,830	1,047
Export-Import Bank of India 3.25% 2030	1,180	1,028
Gabonese Republic 6.95% 2025	540	475
Gabonese Republic 7.00% 2031	520	381
Ghana (Republic of) 6.375% 2027	485	279
Ghana (Republic of) 7.875% 2027	200	117
Ghana (Republic of) 7.625% 2029	460	227
Ghana (Republic of) 7.75% 2029[7]	1,125	565
Ghana (Republic of) 8.125% 2032	2,130	1,037
Honduras (Republic of) 6.25% 2027	1,365	1,074
Honduras (Republic of) 5.625% 2030	678	460
Honduras (Republic of) 5.625% 2030[7]	281	191
Indonesia (Republic of) 6.625% 2037	500	550
Indonesia (Republic of) 5.25% 2042	840	824
Iraq (Republic of) 6.752% 2023	960	940
Jordan (Hashemite Kingdom of) 5.75% 2027[7]	800	705
Kazakhstan (Republic of) 6.50% 2045[7]	800	806
Kenya (Republic of) 7.25% 2028	200	145
Kenya (Republic of) 8.25% 2048[7]	1,800	1,112
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[8]	880	640
Oman (Sultanate of) 4.875% 2025[7]	565	554
Oman (Sultanate of) 5.375% 2027	750	731
Oman (Sultanate of) 6.25% 2031[7]	890	862
Pakistan (Islamic Republic of) 5.625% 2022	850	799
Pakistan (Islamic Republic of) 8.25% 2025[7]	410	296
Pakistan (Islamic Republic of) 6.00% 2026[7]	380	258
Pakistan (Islamic Republic of) 6.875% 2027[7]	1,050	716
Pakistan (Islamic Republic of) 7.875% 2036	200	121
Panama (Republic of) 3.75% 2026[7]	1,180	1,148
Panama (Republic of) 4.50% 2047	1,155	951
Panama (Republic of) 4.50% 2050	400	326
Panama (Republic of) 4.30% 2053	400	315
Panama (Republic of) 4.50% 2063	200	154
Paraguay (Republic of) 4.70% 2027[7]	400	385
Paraguay (Republic of) 4.95% 2031	320	297
Peru (Republic of) 3.00% 2034	425	350
Peru (Republic of) 6.55% 2037	1,070	1,163
Peru (Republic of) 3.55% 2051	370	277
Peru (Republic of) 2.78% 2060	365	227
PETRONAS Capital, Ltd. 4.55% 2050[7]	400	383
Philippines (Republic of) 1.648% 2031	580	467
Philippines (Republic of) 6.375% 2034	820	923
Philippines (Republic of) 3.95% 2040	900	785

American Funds Insurance Series 61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Philippines (Republic of) 3.70% 2041	USD505	$421
	Philippines (Republic of) 2.95% 2045	790	569
	PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	181
	Qatar (State of) 4.50% 2028[7]	2,000	2,075
	Qatar (State of) 4.50% 2028	600	622
	Romania 2.00% 2032	EUR1,375	987
	Romania 2.00% 2033	300	205
	Romania 5.125% 2048[7]	USD500	390
	Russian Federation 4.25% 2027[10]	1,000	275
	Russian Federation 4.375% 2029[7]	800	188
	Russian Federation 5.10% 2035	1,600	381
	Russian Federation 5.25% 2047[3,10]	1,200	342
	Senegal (Republic of) 4.75% 2028	EUR950	811
	South Africa (Republic of) 5.875% 2030	USD1,500	1,357
	South Africa (Republic of) 5.875% 2032	400	342
	Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[10]	450	150
	Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[10]	1,904	628
	Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	441
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	471	153
	Tunisia (Republic of) 6.75% 2023	EUR465	340
	Tunisia (Republic of) 6.75% 2023	310	226
	Tunisia (Republic of) 5.625% 2024	710	438
	Tunisia (Republic of) 5.75% 2025	USD875	489
	Turkey (Republic of) 6.375% 2025	200	178
	Turkey (Republic of) 7.625% 2029	200	169
	Turkey (Republic of) 11.875% 2030	800	845
	Turkey (Republic of) 5.875% 2031	1,170	842
	Turkey (Republic of) 4.875% 2043	400	238
	Turkey (Republic of) 5.75% 2047	2,205	1,363
	Ukraine 8.994% 2024	600	159
	Ukraine 7.75% 2027	2,328	607
	Ukraine 9.75% 2028	900	228
	Ukraine 7.375% 2032	2,180	546
	United Mexican States 4.50% 2029	300	292
	United Mexican States 4.75% 2032	870	836
	United Mexican States 4.75% 2044	1,090	910
	United Mexican States 3.75% 2071	200	128
	United Mexican States, Series M, 7.50% 2027	MXN20,360	947
	Venezuela (Bolivarian Republic of) 7.00% 2018[10]	USD64	5
	Venezuela (Bolivarian Republic of) 7.75% 2019[10]	1,149	89
	Venezuela (Bolivarian Republic of) 6.00% 2020[10]	950	74
	Venezuela (Bolivarian Republic of) 12.75% 2022[10]	85	7
	Venezuela (Bolivarian Republic of) 9.00% 2023[10]	1,383	118
	Venezuela (Bolivarian Republic of) 8.25% 2024[10]	299	25
	Venezuela (Bolivarian Republic of) 7.65% 2025[10]	129	11
	Venezuela (Bolivarian Republic of) 11.75% 2026[10]	64	6
	Venezuela (Bolivarian Republic of) 9.25% 2027[10]	170	15
	Venezuela (Bolivarian Republic of) 9.25% 2028[10]	319	28
	Venezuela (Bolivarian Republic of) 11.95% 2031[10]	106	9
	Venezuela (Bolivarian Republic of) 7.00% 2038[10]	107	9

			86,648

Corporate bonds, notes & loans 0.45%
Energy	Oleoducto Central SA 4.00% 2027[7]	255	213
0.15%	Petrobras Global Finance Co. 6.85% 2115	314	259
	Petróleos Mexicanos 6.875% 2026	1,025	926
	Petróleos Mexicanos 6.49% 2027	2,020	1,754
	Petróleos Mexicanos 8.75% 2029[7]	755	685

62 American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Petróleos Mexicanos 6.70% 2032	USD622	$475
(continued)	Petrorio Luxembourg SARL 6.125% 2026	200	184
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]	630	450

			4,946

Financials 0.10%	Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,000
	China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[8]	830	777
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	600	499
	Power Financial Corp., Ltd. 6.15% 2028	432	450
	Power Financial Corp., Ltd. 4.50% 2029	273	255
	Power Financial Corp., Ltd. 3.35% 2031	310	258

			3,239

Materials	Braskem Idesa SAPI 7.45% 2029	775	666
0.06%	Braskem Idesa SAPI 7.45% 2029[7]	300	258
	CSN Resources SA 7.625% 2026	224	227
	GC Treasury Center Co., Ltd. 4.40% 2032[7]	230	212
	Sasol Financing USA, LLC 5.875% 2024	500	490

			1,853

Consumer	Alibaba Group Holding, Ltd. 4.20% 2047	600	498
discretionary	Alibaba Group Holding, Ltd. 3.15% 2051	410	281
0.05%	Meituan Dianping 3.05% 2030[7]	800	596
	Sands China, Ltd. 4.375% 2030	220	161

			1,536

Communication	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	257
services	PLDT, Inc. 2.50% 2031	210	176
0.04%	Tencent Holdings, Ltd. 3.975% 2029	400	379
	Tencent Holdings, Ltd. 3.24% 2050[7]	580	401

			1,213

Utilities	AES Panama Generation Holdings SRL 4.375% 2030[7]	280	240
0.03%	Empresas Publicas de Medellin ESP 4.25% 2029[7]	412	322
	Empresas Publicas de Medellin ESP 4.375% 2031[7]	360	276

			838

Industrials	Mexico City Airport Trust 4.25% 2026	475	438

0.01%

Consumer staples	Marfrig Global Foods SA 3.95% 2031	320	246

0.01%	Total corporate bonds, notes & loans		14,309

U.S. Treasury bonds & notes 0.08%
U.S. Treasury	U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 1.662% 2024[11,12]	2,730	2,731

0.08%	Total bonds, notes & other debt instruments (cost: $137,365,000)		103,688

American Funds Insurance Series 63

New World Fund (continued)

Short-term securities 10.15%	Shares	Value (000)
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13,14]	3,161,065	$316,043

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[13,14,15]	21,446	2,145
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[13,15]	1,132,122	1,132
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[13,15]	1,072,108	1,072
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[13,15]	1,072,108	1,072

		7,565

Total short-term securities (cost: $323,653,000)		323,608

Total investment securities 100.05% (cost: $2,781,134,000)		3,190,525
Other assets less liabilities (0.05)%		(1,526)

Net assets 100.00%		$3,188,999

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	111	September 2022	USD(12,460)	$97
10 Year Euro-Bund Futures	Short	11	September 2022	(1,715)	(12)
10 Year U.S. Treasury Note Futures	Short	4	September 2022	(474)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2022	(4,203)	63
30 Year Ultra U.S. Treasury Bond Futures	Long	44	September 2022	6,791	(103)

					$42

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)	Counterparty	Settlement date	at 6/30/2022 (000)

USD1,797	EUR1,680	Standard Chartered Bank	7/11/2022	$35

USD1,111	EUR1,054	UBS AG	7/27/2022	5

USD429	EUR410	Citibank	7/27/2022	(1)

				$39

64 American Funds Insurance Series

New World Fund (continued)

Investments in affiliates14

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.98%
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13]	$216,764	$518,042	$418,693		$(9)	$(61)	$316,043	$640
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[13,15]	4,255		2,110	[16]			2,145	–	[17]
Total short-term securities							318,188

Total 9.98%					$(9)	$(61)	$318,188	$640

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$ 5,258	$ 4,925	.15%

QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,267	.04

Getir BV, Series D, preferred shares	5/27/2021	3,500	4,996	.16

Canva, Inc.	8/26/2021-11/4/2021	656	588	.02

Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	52	.00

Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	1	.00

Total		$11,190	$11,829	.37%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $14,516,000, which represented ..46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,354,000, which represented .48% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,206,000, which represented .73% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,000, which represented less than .01% of the net assets of the fund.
[12]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series 65

New World Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CDI = CREST Depository Interest

CNY = Chinese yuan

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

66 American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 95.01%		Shares	Value (000)
Health care	UnitedHealth Group, Inc.	796,858	$409,290
21.46%	Pfizer, Inc.	4,842,021	253,867
	CVS Health Corp.	2,048,877	189,849
	Johnson & Johnson	1,035,170	183,753
	Eli Lilly and Company	384,935	124,808
	AbbVie, Inc.	733,883	112,402
	Humana, Inc.	215,320	100,785
	AstraZeneca PLC (ADR)	1,430,241	94,496
	Elevance Health, Inc.	156,459	75,504
	Abbott Laboratories	661,606	71,884
	Cigna Corp.	246,335	64,914
	Gilead Sciences, Inc.	1,033,081	63,855
	Danaher Corp.	202,837	51,423
	Bristol-Myers Squibb Company	534,888	41,187
	GSK PLC (ADR)[1]	620,748	27,021
	Thermo Fisher Scientific, Inc.	39,089	21,236
	Zimmer Biomet Holdings, Inc.	179,120	18,818
	Regeneron Pharmaceuticals, Inc.[2]	26,592	15,719
	Novo Nordisk A/S, Class B (ADR)	136,927	15,258
	Roche Holding AG (ADR)	332,061	13,850
	Molina Healthcare, Inc.[2]	38,989	10,902
	Zoetis, Inc., Class A	50,277	8,642
	Edwards Lifesciences Corp.[2]	85,300	8,111
	Baxter International, Inc.	114,187	7,334
	ResMed, Inc.	27,020	5,664
	Novartis AG (ADR)	54,811	4,633

			1,995,205

Information	Broadcom, Inc.	995,400	483,575
technology	Microsoft Corp.	1,863,466	478,594
17.49%	Intel Corp.	3,020,637	113,002
	Apple, Inc.	790,361	108,058
	ASML Holding NV (New York registered) (ADR)	136,017	64,728
	Fidelity National Information Services, Inc.	695,919	63,795
	Visa, Inc., Class A	260,973	51,383
	Automatic Data Processing, Inc.	141,598	29,741
	KLA Corp.	92,945	29,657
	Mastercard, Inc., Class A	92,154	29,073
	Paychex, Inc.	227,131	25,863
	Applied Materials, Inc.	266,611	24,256
	SAP SE (ADR)	253,285	22,978
	NetApp, Inc.	291,087	18,991
	TE Connectivity, Ltd.	165,716	18,751
	Motorola Solutions, Inc.	89,048	18,664
	Texas Instruments, Inc.	108,222	16,628
	QUALCOMM, Inc.	85,889	10,972
	Analog Devices, Inc.	51,759	7,562
	EPAM Systems, Inc.[2]	20,114	5,929
	Micron Technology, Inc.	81,603	4,511

			1,626,711

Financials	Marsh & McLennan Companies, Inc.	1,348,096	209,292
15.09%	CME Group, Inc., Class A	938,805	192,173
	BlackRock, Inc.	172,499	105,059
	Chubb, Ltd.	482,363	94,823
	JPMorgan Chase & Co.	800,597	90,155
	PNC Financial Services Group, Inc.	424,034	66,900
	Discover Financial Services	653,082	61,769
	Wells Fargo & Company	1,358,294	53,204
	Citizens Financial Group, Inc.	1,383,929	49,392

American Funds Insurance Series 67

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Capital One Financial Corp.	465,273	$48,477
(continued)	Bank of America Corp.	1,398,611	43,539
	S&P Global, Inc.	123,927	41,771
	Intercontinental Exchange, Inc.	437,688	41,160
	Toronto-Dominion Bank	613,252	40,217
	M&T Bank Corp.	179,930	28,679
	Travelers Companies, Inc.	149,753	25,328
	Nasdaq, Inc.	156,107	23,813
	Bank of Nova Scotia[1]	382,643	22,656
	Apollo Asset Management, Inc.	451,240	21,876
	KeyCorp	1,248,831	21,517
	Aon PLC, Class A	76,913	20,742
	KKR & Co., Inc.	343,773	15,913
	Carlyle Group, Inc.	489,328	15,492
	Truist Financial Corp.	325,043	15,417
	Morgan Stanley	189,430	14,408
	Fifth Third Bancorp	405,156	13,613
	Moody’s Corp.	34,233	9,310
	Everest Re Group, Ltd.	23,395	6,557
	Arthur J. Gallagher & Co.	23,039	3,756
	Charles Schwab Corp.	38,738	2,448
	Progressive Corp.	14,654	1,704
	Blackstone, Inc., nonvoting shares	18,477	1,686

			1,402,846

Industrials	Northrop Grumman Corp.	329,943	157,901
10.08%	Lockheed Martin Corp.	273,396	117,549
	L3Harris Technologies, Inc.	378,970	91,597
	CSX Corp.	2,723,188	79,136
	Raytheon Technologies Corp.	809,696	77,820
	Caterpillar, Inc.	407,624	72,867
	United Parcel Service, Inc., Class B	382,633	69,846
	Norfolk Southern Corp.	272,217	61,872
	Honeywell International, Inc.	309,349	53,768
	Waste Connections, Inc.	213,382	26,451
	ABB, Ltd. (ADR)	769,666	20,573
	Boeing Company[2]	107,073	14,639
	Huntington Ingalls Industries, Inc.	47,307	10,304
	Republic Services, Inc.	78,273	10,244
	BAE Systems PLC (ADR)	223,315	9,067
	PACCAR, Inc.	108,835	8,961
	HEICO Corp.	59,743	7,833
	Johnson Controls International PLC	161,819	7,748
	Rockwell Automation	37,903	7,554
	Union Pacific Corp.	35,399	7,550
	Air Lease Corp., Class A	168,866	5,645
	Cummins, Inc.	28,357	5,488
	RELX PLC (ADR)	186,041	5,012
	Equifax, Inc.	20,700	3,784
	Carrier Global Corp.	75,148	2,680
	Waste Management, Inc.	11,150	1,706

			937,595

Communication	Comcast Corp., Class A	7,060,959	277,072
services	Alphabet, Inc., Class C2	41,812	91,462
6.25%	Alphabet, Inc., Class A2	22,411	48,839
	Verizon Communications, Inc.	1,439,159	73,037
	Meta Platforms, Inc., Class A2	203,431	32,803
	Activision Blizzard, Inc.	398,372	31,017

68 American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication	AT&T, Inc.	1,021,586	$21,413
services	Electronic Arts, Inc.	36,898	4,489
(continued)	Deutsche Telekom AG (ADR)	46,580	928

			581,060

Energy	Chevron Corp.	784,607	113,595
6.13%	Pioneer Natural Resources Company	441,802	98,557
	Baker Hughes Co., Class A	3,185,578	91,968
	EOG Resources, Inc.	644,611	71,191
	ConocoPhillips	655,015	58,827
	Exxon Mobil Corp.	480,043	41,111
	TC Energy Corp.	687,906	35,641
	Canadian Natural Resources, Ltd.	428,638	23,009
	Coterra Energy, Inc.	659,802	17,016
	Valero Energy Corp.	96,484	10,254
	Enbridge, Inc.	218,229	9,222

			570,391

Consumer	Home Depot, Inc.	583,060	159,916
discretionary	YUM! Brands, Inc.	557,887	63,326
6.03%	General Motors Company[2]	1,817,415	57,721
	Darden Restaurants, Inc.	491,537	55,603
	VF Corp.	913,081	40,331
	Dollar General Corp.	105,032	25,779
	Wynn Resorts, Ltd.[2]	446,262	25,428
	TJX Companies, Inc.	438,382	24,484
	Target Corp.	165,824	23,419
	Starbucks Corp.	274,185	20,945
	Amazon.com, Inc.[2]	123,804	13,149
	Chipotle Mexican Grill, Inc.[2]	9,251	12,093
	D.R. Horton, Inc.	146,593	9,703
	Royal Caribbean Cruises, Ltd.[2]	242,395	8,462
	NIKE, Inc., Class B	69,525	7,105
	McDonald’s Corp.	21,948	5,419
	Polaris, Inc.	52,835	5,245
	Domino’s Pizza, Inc.	6,418	2,501

			560,629

Consumer staples	Archer Daniels Midland Company	1,393,507	108,136
5.51%	Nestlé SA (ADR)	576,464	67,095
	Keurig Dr Pepper, Inc.	1,644,363	58,194
	Kraft Heinz Company	1,101,959	42,029
	Procter & Gamble Company	270,452	38,888
	Reckitt Benckiser Group PLC (ADR)[1]	2,220,407	33,817
	Hormel Foods Corp.	601,233	28,474
	General Mills, Inc.	351,211	26,499
	Costco Wholesale Corp.	42,867	20,545
	Mondelez International, Inc.	308,720	19,168
	Conagra Brands, Inc.	424,766	14,544
	Church & Dwight Co., Inc.	154,431	14,310
	Unilever PLC (ADR)	283,070	12,973
	Walgreens Boots Alliance, Inc.	316,943	12,012
	Kimberly-Clark Corp.	59,250	8,008
	Danone (ADR)	694,054	7,732

			512,424

American Funds Insurance Series 69

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Sempra Energy	382,340	$57,454
3.01%	Constellation Energy Corp.	851,722	48,770
	Entergy Corp.	357,514	40,270
	Exelon Corp.	656,854	29,769
	Evergy, Inc.	394,084	25,714
	CMS Energy Corp.	357,860	24,156
	Public Service Enterprise Group, Inc.	235,300	14,890
	NextEra Energy, Inc.	147,221	11,404
	Edison International	159,615	10,094
	Dominion Energy, Inc.	124,211	9,913
	Xcel Energy, Inc.	110,238	7,800

			280,234

Materials	Dow, Inc.	826,397	42,650
2.66%	Rio Tinto PLC (ADR)[1]	662,958	40,440
	Linde PLC	132,451	38,084
	LyondellBasell Industries NV	390,543	34,157
	Corteva, Inc.	428,754	23,213
	Nucor Corp.	172,143	17,973
	Air Products and Chemicals, Inc.	66,153	15,909
	Huntsman Corp.	442,172	12,536
	Sherwin-Williams Company	36,847	8,250
	Albemarle Corp.	34,177	7,142
	Celanese Corp.	35,401	4,164
	H.B. Fuller Co.	38,637	2,326

			246,844

Real estate	Regency Centers Corp. REIT	716,891	42,519
1.30%	Digital Realty Trust, Inc. REIT	309,518	40,185
	Extra Space Storage, Inc. REIT	85,573	14,558
	American Tower Corp. REIT	47,490	12,138
	Boston Properties, Inc. REIT	66,803	5,944
	Alexandria Real Estate Equities, Inc. REIT	38,009	5,512

			120,856

	Total common stocks (cost: $7,598,704,000)		8,834,795

Convertible stocks 0.67%
Information technology	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	21,152	31,794

0.34%

Health care	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[1]	197,800	9,783
0.21%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[1]	6,821	9,026

			18,809

Utilities	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	73,300	3,639
0.07%	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	3,046

			6,685

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	79,100	4,625

0.05%	Total convertible stocks (cost: $64,933,000)		61,913

70 American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities 4.75%	Shares	Value (000)
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3,4]	3,914,264	$391,348

Money market investments purchased with collateral from securities on loan 0.54%
Capital Group Central Cash Fund 1.38%[3,4,5]	141,925	14,189
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[3,5]	7,491,971	7,492
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[3,5]	7,094,818	7,095
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[3,5]	7,094,818	7,095

		50,061

Total short-term securities (cost: $441,464,000)		441,409

Total investment securities 100.43% (cost: $8,105,101,000)		9,338,117
Other assets less liabilities (0.43)%		(39,638)

Net assets 100.00%		$9,298,479

Investments in affiliates[4]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.36%
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3]	$321,870	$932,368		$862,775	$(19)	$(96)	$391,348	$823
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 1.38%[3,5]	9,273	4,916	[6]				14,189	—	[7]
Total short-term securities							405,537

Total 4.36%					$(19)	$(96)	$405,537	$823

1 All or a portion of this security was on loan. The total value of all such securities was $81,124,000, which represented .87% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2 Security did not produce income during the last 12 months.

3 Rate represents the seven-day yield at 6/30/2022.

4 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

5 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6 Represents net activity. Refer to Note 5 for more information on securities lending.

7 Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR  =  American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series 71

Capital World Growth and Income Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 94.25%		Shares	Value (000)
Information	Microsoft Corp.	232,205	$59,638
technology	Broadcom, Inc.	104,687	50,858
16.90%	Taiwan Semiconductor Manufacturing Company, Ltd.	2,850,800	45,638
	ASML Holding NV	47,460	22,672
	Tokyo Electron, Ltd.	55,100	17,990
	Apple, Inc.	117,010	15,998
	EPAM Systems, Inc.[1]	42,721	12,593
	Accenture PLC, Class A	25,447	7,065
	Micron Technology, Inc.	123,659	6,836
	Mastercard, Inc., Class A	16,110	5,082
	Capgemini SE	24,354	4,171
	Delta Electronics, Inc.	478,000	3,561
	Logitech International SA	68,047	3,555
	SK hynix, Inc.	48,181	3,377
	Fujitsu, Ltd.	25,800	3,226
	Hexagon AB, Class B	269,199	2,796
	Applied Materials, Inc.	30,672	2,790
	Keyence Corp.	7,700	2,632
	OBIC Co., Ltd.	15,800	2,235
	Ceridian HCM Holding, Inc.[1]	39,542	1,862
	MediaTek, Inc.	85,000	1,861
	Worldline SA, non-registered shares[1]	44,279	1,642
	TE Connectivity, Ltd.	13,769	1,558
	ServiceNow, Inc.[1]	3,204	1,524
	Microchip Technology, Inc.	24,738	1,437
	DocuSign, Inc.[1]	23,514	1,349
	Advanced Micro Devices, Inc.[1]	17,101	1,308
	Zscaler, Inc.[1]	7,768	1,161
	GlobalWafers Co., Ltd.	71,000	1,082
	PagSeguro Digital, Ltd., Class A1	93,201	954
	Snowflake, Inc., Class A1	6,444	896
	Nomura Research Institute, Ltd.	28,600	761
	RingCentral, Inc., Class A1	12,898	674
	SS&C Technologies Holdings, Inc.	10,174	591
	Atlassian Corp. PLC, Class A1	2,187	410
	Adobe, Inc.[1]	1,019	373
	Shopify, Inc., Class A, subordinate voting shares[1]	2,620	82

			292,238

Financials	Zurich Insurance Group AG	45,107	19,618
14.33%	Kotak Mahindra Bank, Ltd.	870,564	18,311
	Toronto-Dominion Bank (CAD denominated)	226,171	14,831
	AIA Group, Ltd.	1,325,999	14,372
	CME Group, Inc., Class A	69,452	14,217
	JPMorgan Chase & Co.	92,208	10,384
	ING Groep NV	1,015,415	10,036
	HDFC Bank, Ltd.	433,439	7,398
	HDFC Bank, Ltd. (ADR)	15,384	846
	Wells Fargo & Company	201,199	7,881
	DNB Bank ASA	415,741	7,452
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,058,500	7,197
	B3 SA-Brasil, Bolsa, Balcao	3,340,070	6,995
	KBC Groep NV	124,391	6,979
	PNC Financial Services Group, Inc.	40,788	6,435
	Nasdaq, Inc.	38,692	5,902
	HDFC Life Insurance Company, Ltd.	706,444	4,920
	Intercontinental Exchange, Inc.	50,696	4,767
	Chubb, Ltd.	23,999	4,718
	Aon PLC, Class A	16,274	4,389
	Lufax Holding, Ltd. (ADR)	723,447	4,341
	Discover Financial Services	45,734	4,325

72 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	American International Group, Inc.	78,621	$4,020
(continued)	Hong Kong Exchanges and Clearing, Ltd.	76,300	3,753
	Fifth Third Bancorp	98,490	3,309
	S&P Global, Inc.	9,704	3,271
	China Merchants Bank Co., Ltd., Class H	402,000	2,690
	China Merchants Bank Co., Ltd., Class A1	86,187	543
	Citigroup, Inc.	63,268	2,910
	Blackstone, Inc., nonvoting shares	27,530	2,512
	Macquarie Group, Ltd.	20,305	2,306
	Berkshire Hathaway, Inc., Class B1	8,401	2,294
	Morgan Stanley	25,627	1,949
	China Pacific Insurance (Group) Co., Ltd., Class H	782,000	1,911
	AXA SA	83,131	1,887
	Legal & General Group PLC	644,377	1,879
	Moody’s Corp.	6,865	1,867
	Banco Santander, SA	642,643	1,810
	BNP Paribas SA	35,932	1,708
	Postal Savings Bank of China Co., Ltd., Class H	2,145,000	1,703
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,119	1,653
	Power Corporation of Canada, subordinate voting shares	63,342	1,630
	FinecoBank SpA	134,386	1,608
	Apollo Asset Management, Inc.	32,705	1,586
	National Bank of Canada[2]	22,477	1,475
	Blue Owl Capital, Inc., Class A	142,699	1,431
	MSCI, Inc.	3,392	1,398
	Tryg A/S	57,214	1,285
	Tradeweb Markets, Inc., Class A	18,072	1,233
	Marsh & McLennan Companies, Inc.	7,865	1,221
	East Money Information Co., Ltd., Class A	306,800	1,164
	XP, Inc., Class A1	61,520	1,105
	Bajaj Finance, Ltd.	15,050	1,029
	Aegon NV2	196,376	849
	Swedbank AB, Class A	47,850	605
	Sberbank of Russia PJSC[1,3,4,5]	3,196,952	—	[6]

			247,908

Health care	UnitedHealth Group, Inc.	67,543	34,692
13.20%	Abbott Laboratories	251,978	27,377
	Eli Lilly and Company	50,969	16,526
	Thermo Fisher Scientific, Inc.	22,955	12,471
	Pfizer, Inc.	216,083	11,329
	Novartis AG	126,639	10,725
	Centene Corp.[1]	111,784	9,458
	Daiichi Sankyo Company, Ltd.	355,000	8,993
	Amgen, Inc.	36,646	8,916
	AstraZeneca PLC	64,835	8,524
	Siemens Healthineers AG	158,547	8,057
	Gilead Sciences, Inc.	119,653	7,396
	Stryker Corp.	33,705	6,705
	Sanofi	65,965	6,660
	PerkinElmer, Inc.	42,073	5,984
	Olympus Corp.	222,100	4,463
	Medtronic PLC	44,519	3,996
	Vertex Pharmaceuticals, Inc.[1]	10,765	3,033
	Bayer AG	50,506	3,002
	Novo Nordisk A/S, Class B	22,508	2,496
	Zoetis, Inc., Class A	11,722	2,015
	Insulet Corp.[1]	8,893	1,938
	ResMed, Inc.	8,919	1,870
	Cigna Corp.	6,882	1,813
	Carl Zeiss Meditec AG, non-registered shares	15,068	1,798

American Funds Insurance Series 73

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Baxter International, Inc.	26,428	$1,697
(continued)	Alcon, Inc.	22,793	1,592
	AbbVie, Inc.	10,300	1,578
	DexCom, Inc.[1]	20,784	1,549
	Chugai Pharmaceutical Co., Ltd.[2]	60,300	1,542
	Intuitive Surgical, Inc.[1]	7,543	1,514
	Guardant Health, Inc.[1]	33,985	1,371
	Merck KGaA	7,118	1,201
	Rede D’Or Sao Luiz SA	199,176	1,103
	Edwards Lifesciences Corp.[1]	11,385	1,083
	GSK PLC	37,032	796
	Boston Scientific Corp.[1]	19,572	729
	CSL, Ltd.	3,803	706
	M3, Inc.	21,100	606
	Agilon Health, Inc.[1]	19,961	436
	CVS Health Corp.	3,377	313
	Molina Healthcare, Inc.[1]	1,089	304
	EUROAPI[1]	2,830	45

			228,402

Industrials	Airbus SE, non-registered shares	169,970	16,467
10.63%	General Electric Co.	251,069	15,986
	BAE Systems PLC	1,271,586	12,851
	Lockheed Martin Corp.	26,519	11,402
	Carrier Global Corp.	278,413	9,928
	CSX Corp.	325,955	9,472
	Raytheon Technologies Corp.	97,001	9,323
	Safran SA	70,335	6,944
	L3Harris Technologies, Inc.	28,606	6,914
	Deere & Company	22,511	6,741
	Caterpillar, Inc.	32,626	5,832
	LIXIL Corp.	298,500	5,588
	Melrose Industries PLC	2,468,805	4,499
	RELX PLC	124,070	3,362
	RELX PLC (ADR)	15,132	408
	VINCI SA	42,274	3,764
	Recruit Holdings Co., Ltd.	120,034	3,534
	Bureau Veritas SA	130,728	3,350
	Compagnie de Saint-Gobain SA, non-registered shares	75,890	3,256
	TransDigm Group, Inc.[1]	5,974	3,206
	Siemens AG	30,571	3,110
	Johnson Controls International PLC	55,955	2,679
	Bunzl PLC	71,427	2,364
	Brenntag SE	36,308	2,363
	ManpowerGroup, Inc.	30,899	2,361
	Canadian Pacific Railway, Ltd.	33,610	2,347
	Eiffage SA	23,538	2,118
	Schneider Electric SE	16,584	1,962
	Boeing Company[1]	13,627	1,863
	Thales SA	14,997	1,840
	Daikin Industries, Ltd.	11,200	1,795
	ASSA ABLOY AB, Class B	80,154	1,703
	Ritchie Bros. Auctioneers, Inc.	26,122	1,700
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	406,700	1,670
	BayCurrent Consulting, Inc.	5,700	1,517
	Waste Connections, Inc.	11,989	1,486
	Nidec Corp.	21,900	1,353
	SMC Corp.	2,900	1,292
	Rockwell Automation	5,363	1,069
	ACS Actividades de Construcción y Servicios SA	43,545	1,056
	Adecco Group AG	30,464	1,035

74 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Atlas Copco AB, Class B	91,684	$767
(continued)	Interpump Group SpA	16,870	643
	Honeywell International, Inc.	1,774	308
	International Consolidated Airlines Group SA (CDI)[1,2]	221,732	291
	Otis Worldwide Corp.	4,082	288
	Ryanair Holdings PLC (ADR)[1]	1,400	94

			183,901

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	41,387	25,229
discretionary	Home Depot, Inc.	69,134	18,961
8.99%	General Motors Company[1]	395,836	12,572
	Amazon.com, Inc.[1]	110,370	11,722
	Rivian Automotive, Inc., Class A1,2	238,652	6,143
	Stellantis NV	491,644	6,072
	Midea Group Co., Ltd., Class A	608,297	5,488
	Sony Group Corp.	66,700	5,454
	Booking Holdings, Inc.[1]	2,932	5,128
	Marriott International, Inc., Class A	35,169	4,783
	Flutter Entertainment PLC[1]	46,266	4,678
	Cie. Financière Richemont SA, Class A	42,168	4,490
	Restaurant Brands International, Inc. (CAD denominated)[2]	74,819	3,753
	Restaurant Brands International, Inc.	12,226	613
	Shimano, Inc.	20,200	3,412
	Chipotle Mexican Grill, Inc.[1]	2,186	2,858
	Industria de Diseño Textil, SA	121,254	2,743
	Astra International Tbk PT	5,952,600	2,647
	Evolution AB	26,108	2,374
	Sands China, Ltd.[1]	916,400	2,186
	MercadoLibre, Inc.[1]	3,315	2,111
	Pan Pacific International Holdings Corp.	124,500	1,987
	YUM! Brands, Inc.	17,358	1,970
	InterContinental Hotels Group PLC	37,148	1,967
	EssilorLuxottica	12,617	1,890
	NIKE, Inc., Class B	18,444	1,885
	Darden Restaurants, Inc.	14,188	1,605
	Royal Caribbean Cruises, Ltd.[1]	44,462	1,552
	Target Corp.	10,079	1,424
	Taylor Wimpey PLC	927,507	1,317
	Tesla, Inc.[1]	1,844	1,242
	Kindred Group PLC (SDR)	136,247	1,133
	Shenzhou International Group Holdings, Ltd.	93,000	1,127
	Kering SA	1,760	904
	Wynn Macau, Ltd.[1]	942,000	640
	Dollar Tree Stores, Inc.[1]	2,864	446
	Aristocrat Leisure, Ltd.	11,992	285
	Entain PLC[1]	17,337	263
	JD.com, Inc., Class A	6,747	217
	Airbnb, Inc., Class A1	2,134	190
	Cazoo Group, Ltd., Class A1	63,213	46

			155,507

Consumer staples	Philip Morris International, Inc.	283,405	27,983
7.59%	Nestlé SA	128,106	14,954
	Keurig Dr Pepper, Inc.	375,742	13,298
	British American Tobacco PLC	248,143	10,631
	British American Tobacco PLC (ADR)	6,936	298
	Kweichow Moutai Co., Ltd., Class A	31,900	9,745
	Kroger Co.	177,589	8,405
	Ocado Group PLC[1]	843,207	8,019
	Bunge, Ltd.	51,771	4,695

American Funds Insurance Series 75

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Imperial Brands PLC	200,059	$4,471
(continued)	Danone SA	72,028	4,020
	Heineken NV	34,303	3,128
	Treasury Wine Estates, Ltd.	396,969	3,110
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	527,800	3,071
	Arca Continental, SAB de CV	440,180	2,900
	Seven & i Holdings Co., Ltd.	64,700	2,512
	Altria Group, Inc.	58,835	2,458
	Constellation Brands, Inc., Class A	9,529	2,221
	ITC, Ltd.	614,263	2,127
	Varun Beverages, Ltd.	185,051	1,852
	Ajinomoto Co., Inc.	55,600	1,352

			131,250

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	483,954	26,006
6.20%	EOG Resources, Inc.	94,807	10,470
	TotalEnergies SE	179,680	9,484
	Baker Hughes Co., Class A	298,859	8,628
	ConocoPhillips	66,573	5,979
	TC Energy Corp. (CAD denominated)	104,163	5,396
	Reliance Industries, Ltd.[1]	149,117	4,901
	Tourmaline Oil Corp.	92,483	4,809
	BP PLC	975,459	4,611
	Cenovus Energy, Inc. (CAD denominated)	216,254	4,114
	Shell PLC (GBP denominated)	155,689	4,044
	Aker BP ASA (SDR)[3]	67,333	2,338
	Aker BP ASA[2]	37,369	1,298
	Woodside Energy Group, Ltd.	120,486	2,648
	Woodside Energy Group, Ltd. (CDI)[1]	37,623	797
	Suncor Energy, Inc.	84,929	2,980
	Var Energi ASA	756,669	2,970
	Halliburton Company	94,296	2,957
	Cameco Corp.	130,751	2,749
	Orron Energy AB	62,313	43
	Gazprom PJSC (ADR)[3,4]	1,124,152	—	[6]

			107,222

Materials	Vale SA, ordinary nominative shares	1,617,361	23,660
6.17%	Vale SA, ordinary nominative shares (ADR)	910,365	13,319
	Fortescue Metals Group, Ltd.	1,279,107	15,477
	Rio Tinto PLC	254,680	15,242
	Linde PLC	20,404	5,867
	Freeport-McMoRan, Inc.	188,466	5,514
	BHP Group, Ltd. (CDI)	142,026	3,971
	Barrick Gold Corp. (CAD denominated)[2]	127,238	2,250
	Barrick Gold Corp.	89,841	1,589
	Albemarle Corp.	11,592	2,422
	Air Liquide SA, non-registered shares	16,503	2,216
	Dow, Inc.	42,130	2,174
	HeidelbergCement AG	43,833	2,106
	Shin-Etsu Chemical Co., Ltd.	17,300	1,951
	Amcor PLC (CDI)	154,993	1,930
	Evonik Industries AG	86,135	1,838
	CRH PLC	45,078	1,559
	First Quantum Minerals, Ltd.	65,205	1,237
	Koninklijke DSM NV	6,143	883

76 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Lynas Rare Earths, Ltd.[1]	129,901	$783
(continued)	Anglo American Platinum, Ltd.	4,725	414
	Akzo Nobel NV	5,299	348

			106,750

Communication	Alphabet, Inc., Class C1	12,258	26,814
services	Alphabet, Inc., Class A1	5,301	11,552
5.39%	Comcast Corp., Class A	340,637	13,367
	Netflix, Inc.[1]	38,683	6,764
	NetEase, Inc.	354,500	6,510
	Meta Platforms, Inc., Class A1	39,178	6,317
	SoftBank Corp.	553,985	6,151
	Universal Music Group NV	141,985	2,847
	Bharti Airtel, Ltd.[1]	196,064	1,700
	Bharti Airtel, Ltd., interim shares[1]	13,994	54
	Tencent Holdings, Ltd.	36,900	1,667
	Nippon Telegraph and Telephone Corp.	56,400	1,620
	Deutsche Telekom AG	76,322	1,515
	Take-Two Interactive Software, Inc.[1]	12,130	1,486
	Omnicom Group, Inc.	22,926	1,458
	Publicis Groupe SA	27,032	1,322
	Singapore Telecommunications, Ltd.	468,700	854
	ITV PLC	1,034,699	822
	SoftBank Group Corp.	9,100	351
	Yandex NV, Class A1,3,4	151,598	—	[6]

			93,171

Utilities	National Grid PLC	541,460	6,934
2.92%	DTE Energy Company	52,656	6,674
	China Resources Gas Group, Ltd.	1,196,632	5,574
	Iberdrola, SA, non-registered shares	505,184	5,239
	E.ON SE	427,621	3,589
	Edison International	53,709	3,396
	PG&E Corp.[1]	330,808	3,301
	Engie SA	238,699	2,743
	Engie SA, bonus shares[3]	41,586	478
	NextEra Energy, Inc.	38,313	2,968
	Enel SpA	481,112	2,632
	Power Grid Corporation of India, Ltd.	681,829	1,829
	Endesa, SA	71,889	1,356
	AES Corp.	47,865	1,006
	Exelon Corp.	21,703	984
	Constellation Energy Corp.	16,138	924
	Public Service Enterprise Group, Inc.	14,569	922

			50,549

Real estate	Longfor Group Holdings, Ltd.	1,549,500	7,316
1.93%	Crown Castle International Corp. REIT	40,669	6,848
	VICI Properties, Inc. REIT	154,395	4,600
	American Tower Corp. REIT	12,850	3,284
	Country Garden Services Holdings Co., Ltd.	456,968	2,035
	Americold Realty Trust, Inc.	65,356	1,963
	W. P. Carey, Inc. REIT	22,705	1,881
	China Resources Mixc Lifestyle Services, Ltd.	344,000	1,706
	Equinix, Inc. REIT	2,143	1,408

American Funds Insurance Series 77

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Boston Properties, Inc. REIT	10,901	$970
(continued)	Sun Hung Kai Properties, Ltd.	63,000	744
	Iron Mountain, Inc. REIT	11,618	566

			33,321

	Total common stocks (cost: $1,481,441,000)		1,630,219

Preferred securities 0.46%
Consumer discretionary 0.39%	Volkswagen AG, nonvoting preferred shares	50,187	6,701

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	70,967	839

0.05%
Financials	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	205
0.02%	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares[1,2]	61,516	204

			409

	Total preferred securities (cost: $13,625,000)		7,949

Convertible stocks 0.14%
Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,566	2,354

technology	Total convertible stocks (cost: $2,438,000)		2,354

0.14%
Convertible bonds & notes 0.06%		Principal amount (000)
Communication	Sea, Ltd., convertible notes, 2.375% 2025	USD952	1,058

services	Total convertible bonds & notes (cost: $2,437,000)		1,058

0.06%

Bonds, notes & other debt instruments 0.33%
Corporate bonds, notes & loans 0.27%
Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,580
0.14%	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	905

			2,485

Consumer	General Motors Company 5.40% 2023	300	305
discretionary	Royal Caribbean Cruises, Ltd. 11.50% 2025[5]	477	491
0.06%	Royal Caribbean Cruises, Ltd. 5.50% 2028[5]	275	192

			988

Energy	TransCanada PipeLines, Ltd. 5.10% 2049	800	792

0.04%

Financials	Lloyds Banking Group PLC 3.369% 2046[7]	709	504

0.03%	Total corporate bonds, notes & loans		4,769

78 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
United Mexican States, Series M, 8.00% 2023	MXN20,000	$976

Total bonds, notes & other debt instruments (cost: $6,398,000)		5,745

Short-term securities 5.37%	Shares
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8,9]	790,171	79,001

Money market investments purchased with collateral from securities on loan 0.80%
Capital Group Central Cash Fund 1.38%[8,9,10]	39,384	3,937
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]	2,079,009	2,079
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]	1,968,799	1,969
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]	1,968,799	1,969
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]	1,968,800	1,969
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]	1,968,800	1,968

		13,891

Total short-term securities (cost: $92,900,000)		92,892

Total investment securities 100.61% (cost: $1,599,239,000)		1,740,217
Other assets less liabilities (0.61)%		(10,617)

Net assets 100.00%		$1,729,600

Investments in affiliates[9]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.80%
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8]	$12,989	$285,710		$219,678	$(13)	$(7)	$79,001	$172
Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 1.38%[8,10]	293	3,644	[11]				3,937	–	[12]
Total short-term securities							82,938

Total 4.80%					$(13)	$(7)	$82,938	$172

American Funds Insurance Series 79

Capital World Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $16,355,000, which represented ..95% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,816,000, which represented .16% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $683,000, which represented .04% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

80 American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 90.60%		Shares	Value (000)
Information	Microsoft Corp.	7,427,783	$1,907,678
technology	Broadcom, Inc.	1,996,843	970,086
19.81%	Mastercard, Inc., Class A	1,425,952	449,859
	Apple, Inc.	2,742,000	374,886
	Visa, Inc., Class A	1,346,541	265,120
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	219,194
	ASML Holding NV	290,068	138,568
	ASML Holding NV (New York registered) (ADR)	137,293	65,335
	Automatic Data Processing, Inc.	845,000	177,484
	Accenture PLC, Class A	625,335	173,624
	ServiceNow, Inc.[1]	280,858	133,554
	Concentrix Corp.	904,367	122,668
	Applied Materials, Inc.	1,300,400	118,310
	Fidelity National Information Services, Inc.	1,268,981	116,327
	Global Payments, Inc.	973,628	107,722
	GoDaddy, Inc., Class A1	1,402,444	97,554
	KLA Corp.	301,000	96,043
	FleetCor Technologies, Inc.[1]	420,507	88,353
	Euronet Worldwide, Inc.[1]	763,602	76,811
	Intel Corp.	1,931,884	72,272
	QUALCOMM, Inc.	564,911	72,162
	Micron Technology, Inc.	1,140,549	63,050
	Analog Devices, Inc.	398,402	58,203
	TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	57,736
	Adobe, Inc.[1]	143,116	52,389
	Cognizant Technology Solutions Corp., Class A	760,350	51,316
	MKS Instruments, Inc.	481,000	49,365
	Fiserv, Inc.[1]	536,700	47,750
	Texas Instruments, Inc.	308,278	47,367
	Datadog, Inc., Class A1	365,800	34,839
	Snowflake, Inc., Class A1	225,042	31,294
	Atlassian Corp. PLC, Class A1	141,050	26,433
	Trimble, Inc.[1]	443,800	25,842
	Dye & Durham, Ltd.[2]	1,322,100	22,340
	Lam Research Corp.	50,039	21,324
	Block, Inc., Class A1	301,422	18,525
	Ceridian HCM Holding, Inc.[1]	350,352	16,495
	Paychex, Inc.	127,131	14,476
	VeriSign, Inc.[1]	61,000	10,207

			6,492,561

Health care	UnitedHealth Group, Inc.	2,233,644	1,147,267
12.99%	Abbott Laboratories	6,014,324	653,456
	AbbVie, Inc.	3,041,423	465,824
	Novo Nordisk A/S, Class B	2,341,449	259,694
	Humana, Inc.	535,731	250,760
	Elevance Health, Inc.	465,299	224,544
	AstraZeneca PLC	1,209,323	158,988
	AstraZeneca PLC (ADR)	721,200	47,649
	Thermo Fisher Scientific, Inc.	301,203	163,638
	Bristol-Myers Squibb Company	1,859,278	143,164
	PerkinElmer, Inc.	769,600	109,452
	Pfizer, Inc.	2,030,169	106,442
	GSK PLC	4,812,300	103,429
	Seagen, Inc.[1]	432,135	76,462
	Medtronic PLC	764,000	68,569
	Eli Lilly and Company	180,974	58,677
	Royalty Pharma PLC, Class A	1,170,161	49,194
	Edwards Lifesciences Corp.[1]	317,059	30,149
	Stryker Corp.	148,897	29,620
	Roche Holding AG, nonvoting non-registered shares	85,502	28,531

American Funds Insurance Series 81

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Horizon Therapeutics PLC[1]	318,690	$25,419
(continued)	Zimmer Biomet Holdings, Inc.	171,174	17,984
	NovoCure, Ltd.[1]	193,600	13,455
	Zoetis, Inc., Class A	68,400	11,757
	Vir Biotechnology, Inc.[1]	258,400	6,581
	Guardant Health, Inc.[1]	146,925	5,927

			4,256,632

Industrials	Raytheon Technologies Corp.	7,634,279	733,731
12.17%	General Electric Co.	5,898,742	375,573
	Northrop Grumman Corp.	633,267	303,063
	TFI International, Inc.	2,669,105	214,276
	Carrier Global Corp.	5,749,143	205,014
	Woodward, Inc.	2,204,500	203,894
	General Dynamics Corp.	848,975	187,836
	Waste Connections, Inc.	1,425,463	176,700
	TransDigm Group, Inc.[1]	302,520	162,353
	Airbus SE, non-registered shares	1,617,590	156,717
	L3Harris Technologies, Inc.	607,462	146,824
	BWX Technologies, Inc.	2,159,505	118,967
	Norfolk Southern Corp.	482,759	109,726
	Old Dominion Freight Line, Inc.	397,800	101,948
	Waste Management, Inc.	625,300	95,658
	ITT, Inc.	1,244,379	83,672
	Equifax, Inc.	424,308	77,555
	Lockheed Martin Corp.	180,000	77,393
	Honeywell International, Inc.	409,067	71,100
	Air Lease Corp., Class A	2,097,300	70,113
	United Airlines Holdings, Inc.[1]	1,810,598	64,131
	United Rentals, Inc.[1]	256,000	62,185
	Fortive Corp.	1,085,000	59,002
	Safran SA	539,713	53,285
	CSX Corp.	1,350,000	39,231
	Cummins, Inc.	100,000	19,353
	Otis Worldwide Corp.	268,100	18,947

			3,988,247

Communication	Alphabet, Inc., Class C1	313,067	684,818
services	Alphabet, Inc., Class A1	281,863	614,253
9.54%	Meta Platforms, Inc., Class A1	3,574,586	576,402
	Comcast Corp., Class A	13,245,788	519,765
	Netflix, Inc.[1]	1,632,923	285,549
	Charter Communications, Inc., Class A1	429,912	201,427
	Electronic Arts, Inc.	1,168,000	142,087
	Tencent Holdings, Ltd.	1,782,100	80,488
	Take-Two Interactive Software, Inc.[1]	178,984	21,931

			3,126,720

Financials	JPMorgan Chase & Co.	3,311,830	372,945
9.29%	Chubb, Ltd.	1,451,726	285,380
	Marsh & McLennan Companies, Inc.	1,709,201	265,353
	PNC Financial Services Group, Inc.	1,341,714	211,682
	Arthur J. Gallagher & Co.	1,189,650	193,961
	BlackRock, Inc.	258,532	157,456
	Aon PLC, Class A	527,512	142,259
	Nasdaq, Inc.	912,520	139,196
	Morgan Stanley	1,592,297	121,110
	American International Group, Inc.	2,047,230	104,675
	Signature Bank	529,521	94,896

84 American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Moody’s Corp.	327,321	$89,022
(continued)	KeyCorp	4,886,953	84,202
	B3 SA-Brasil, Bolsa, Balcao	39,829,500	83,412
	Berkshire Hathaway, Inc., Class B1	285,000	77,811
	S&P Global, Inc.	228,138	76,896
	Charles Schwab Corp.	1,145,212	72,355
	Webster Financial Corp.	1,701,139	71,703
	State Street Corp.	1,077,260	66,413
	Power Corporation of Canada, subordinate voting shares[2]	2,293,100	59,002
	Bank of America Corp.	1,891,332	58,877
	Blue Owl Capital, Inc., Class A2	4,369,165	43,823
	MSCI, Inc.	98,300	40,514
	Discover Financial Services	363,743	34,403
	TPG, Inc., Class A2	1,347,552	32,220
	SVB Financial Group[1]	67,100	26,504
	Citizens Financial Group, Inc.	728,750	26,009
	Principal Financial Group, Inc.	140,880	9,409
	CME Group, Inc., Class A	5,500	1,126

			3,042,614

Consumer	Amazon.com, Inc.[1]	7,241,191	769,087
discretionary	General Motors Company[1]	8,736,000	277,455
7.95%	Dollar Tree Stores, Inc.[1]	1,279,006	199,333
	Home Depot, Inc.	658,461	180,596
	Hilton Worldwide Holdings, Inc.	1,337,320	149,031
	Wyndham Hotels & Resorts, Inc.	1,842,940	121,118
	Royal Caribbean Cruises, Ltd.[1]	2,814,603	98,258
	Dollar General Corp.	335,615	82,373
	InterContinental Hotels Group PLC	1,396,700	73,959
	Lear Corp.	569,068	71,640
	Chipotle Mexican Grill, Inc.[1]	53,110	69,429
	Kering SA	101,695	52,231
	Rivian Automotive, Inc., Class A1,2	1,838,450	47,322
	McDonald’s Corp.	186,000	45,920
	Ford Motor Co.	3,848,000	42,828
	Starbucks Corp.	524,000	40,028
	Aptiv PLC[1]	427,399	38,068
	CarMax, Inc.[1]	379,600	34,346
	Darden Restaurants, Inc.	296,000	33,484
	Airbnb, Inc., Class A1	350,000	31,178
	D.R. Horton, Inc.	457,091	30,255
	Burlington Stores, Inc.[1]	201,000	27,382
	VF Corp.	555,000	24,514
	Norwegian Cruise Line Holdings, Ltd.[1,2]	2,047,967	22,773
	YUM! Brands, Inc.	196,630	22,320
	NVR, Inc.[1]	5,298	21,214

			2,606,142

Consumer staples	Philip Morris International, Inc.	6,790,089	670,453
5.36%	British American Tobacco PLC	9,433,859	404,174
	Keurig Dr Pepper, Inc.	5,314,367	188,075
	General Mills, Inc.	1,378,800	104,030
	Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	88,323
	Mondelez International, Inc.	1,332,847	82,757
	Anheuser-Busch InBev SA/NV	1,339,531	72,097
	Archer Daniels Midland Company	540,100	41,912
	Bunge, Ltd.	388,852	35,265

American Funds Insurance Series 83

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Procter & Gamble Company	180,677	$25,980
(continued)	Kraft Heinz Company	567,200	21,633
	Constellation Brands, Inc., Class A	91,971	21,435

			1,756,134

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,047,400	378,705
5.16%	ConocoPhillips	3,413,983	306,610
	Chevron Corp.	2,053,300	297,277
	EOG Resources, Inc.	2,040,378	225,339
	Baker Hughes Co., Class A	6,585,624	190,127
	TC Energy Corp. (CAD denominated)[2]	1,821,019	94,333
	Equitrans Midstream Corp.	10,215,807	64,973
	Exxon Mobil Corp.	660,220	56,541
	Suncor Energy, Inc.	1,451,133	50,911
	Halliburton Company	738,400	23,156
	Weatherford International[1]	100,000	2,117

			1,690,089

Utilities	PG&E Corp.[1]	24,316,996	242,684
3.17%	Edison International	1,947,800	123,179
	Entergy Corp.	963,500	108,529
	CenterPoint Energy, Inc.	2,840,104	84,010
	Constellation Energy Corp.	1,414,838	81,014
	Sempra Energy	510,000	76,638
	Enel SpA	12,931,498	70,739
	AES Corp.	2,803,707	58,906
	DTE Energy Company	401,000	50,827
	CMS Energy Corp.	729,800	49,261
	NextEra Energy, Inc.	460,000	35,632
	Exelon Corp.	643,766	29,175
	Evergy, Inc.	418,980	27,338

			1,037,932

Materials	Linde PLC	1,000,332	287,626
2.95%	Vale SA, ordinary nominative shares (ADR)	8,009,475	117,179
	Vale SA, ordinary nominative shares	3,404,848	49,809
	LyondellBasell Industries NV	1,735,980	151,829
	Celanese Corp.	779,474	91,674
	Freeport-McMoRan, Inc.	2,382,960	69,725
	Corteva, Inc.	908,750	49,200
	Sherwin-Williams Company	196,181	43,927
	Barrick Gold Corp.	2,373,000	41,978
	Allegheny Technologies, Inc.[1]	1,769,447	40,184
	Albemarle Corp.	112,161	23,439

			966,570

Real estate	VICI Properties, Inc. REIT	12,137,342	361,571
2.21%	Equinix, Inc. REIT	298,158	195,896
	Crown Castle International Corp. REIT	864,782	145,612
	Digital Realty Trust, Inc. REIT	160,000	20,773

			723,852

	Total common stocks (cost: $20,458,974,000)		29,687,493

84 American Funds Insurance Series

Growth-Income Fund (continued)

Convertible stocks 1.19%			Shares	Value (000)
Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		123,957	$164,021

0.50%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		102,783	154,498

technology 0.47%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		379,775	40,024

discretionary 0.12%

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023		527,700	30,855

0.09%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022		35,448	2,389

0.01%
	Total convertible stocks (cost: $372,605,000)			391,787

Bonds, notes & other debt instruments 0.02%			Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials	Boeing Company 4.875% 2025		USD4,706	4,695

0.02%

Consumer	General Motors Financial Co. 4.30% 2025		160	158
discretionary	General Motors Financial Co. 5.25% 2026		827	829

0.00%
				987

Energy	Weatherford International, Ltd. 11.00% 2024[3]		637	643

0.00%	Total corporate bonds, notes & loans			6,325

	Total bonds, notes & other debt instruments (cost: $6,224,000)			6,325

Short-term securities 8.68%			Shares
Money market investments 6.89%
	Capital Group Central Cash Fund 1.38%[4,5]		22,578,323	2,257,381

		Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 1.30%
	U.S. Treasury 7/14/2022	0.752%	USD425,900	425,733

			Shares
Money market investments purchased with collateral from securities on loan 0.49%
	Capital Group Central Cash Fund 1.38%[4,5,6]		455,088	45,499
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[4,6]		24,023,345	24,023
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[4,6]		22,749,855	22,750

American Funds Insurance Series 85

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[4,6]	22,749,855	$22,750
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[4,6]	22,749,855	22,750
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[4,6]	22,749,855	22,750

		160,522

Total short-term securities (cost: $2,843,952,000)		2,843,636

Total investment securities 100.49% (cost: $23,681,755,000)		32,929,241
Other assets less liabilities (0.49)%		(160,481)

Net assets 100.00%		$32,768,760

Investments in affiliates5

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 7.03%
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4]	$1,220,761	$3,693,243		$2,656,129	$(29)	$(465)	$2,257,381	$4,194
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 1.38%[4,6]	39,148	6,351	[7]				45,499	–	[8]

Total short-term securities							2,302,880

Total 7.03%					$(29)	$(465)	$2,302,880	$4,194

1 Security did not produce income during the last 12 months.

2 All or a portion of this security was on loan. The total value of all such securities was $171,950,000, which represented .52% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $643,000, which represented less than .01% of the net assets of the fund.

4 Rate represents the seven-day yield at 6/30/2022.

5 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

6 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7 Represents net activity. Refer to Note 5 for more information on securities lending.

8 Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars

Refer to the notes to financial statements.

86 American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 91.29%		Shares	Value (000)
Financials	Ping An Insurance (Group) Company of China, Ltd., Class H	594,500	$4,042
15.12%	AXA SA	157,942	3,585
	AIA Group, Ltd.	314,200	3,406
	Toronto-Dominion Bank (CAD denominated)	40,774	2,674
	Euronext NV	20,289	1,656
	Hong Kong Exchanges and Clearing, Ltd.	33,100	1,628
	HDFC Bank, Ltd.	94,308	1,610
	Société Générale	66,916	1,465
	Zurich Insurance Group AG	3,302	1,436
	DNB Bank ASA	74,593	1,337
	UniCredit SpA	129,378	1,229
	B3 SA-Brasil, Bolsa, Balcao	575,984	1,206
	KBC Groep NV	21,390	1,200
	Aon PLC, Class A	4,304	1,161
	London Stock Exchange Group PLC	12,499	1,161
	Resona Holdings, Inc.	301,900	1,131
	HDFC Life Insurance Company, Ltd.	155,362	1,082
	UBS Group AG	55,531	895
	Banco Santander, SA	301,578	849
	Skandinaviska Enskilda Banken AB, Class A	85,977	844
	Banco Bilbao Vizcaya Argentaria, SA	176,628	802
	Industrial and Commercial Bank of China, Ltd., Class H	1,231,040	731
	Prudential PLC	56,970	705
	Fairfax Financial Holdings, Ltd., subordinate voting shares	1,188	630
	Hang Seng Bank, Ltd.	35,700	630
	China Merchants Bank Co., Ltd., Class H	92,000	616
	Brookfield Asset Management, Inc., Class A (CAD denominated)	13,334	593
	Tokio Marine Holdings, Inc.	10,100	588
	DBS Group Holdings, Ltd.	27,095	579
	Islandsbanki hf.	625,967	567
	XP, Inc., Class A1	29,924	537
	Postal Savings Bank of China Co., Ltd., Class H	659,000	523
	Discovery, Ltd.[1]	61,031	481
	Banca Generali SpA	16,214	458
	Bank of Nova Scotia (CAD denominated)	7,643	452
	Kotak Mahindra Bank, Ltd.	17,873	376
	Partners Group Holding AG	403	363
	ICICI Securities, Ltd.	45,682	248
	EQT AB	11,659	239
	Allfunds Group PLC	26,191	202
	ING Groep NV	17,116	169
	ICICI Bank, Ltd. (ADR)	9,236	164
	Moscow Exchange MICEX-RTS PJSC[1,2,3]	346,177	–	[4]
	Sberbank of Russia PJSC[1,2,3,5]	476,388	–	[4]

			44,250

Consumer staples	British American Tobacco PLC	225,738	9,672
12.46%	Philip Morris International, Inc.	55,231	5,454
	Nestlé SA	32,890	3,840
	Kweichow Moutai Co., Ltd., Class A	10,600	3,238
	Anheuser-Busch InBev SA/NV	40,341	2,171
	Carlsberg A/S, Class B	11,219	1,429
	Imperial Brands PLC	58,436	1,306
	Wuliangye Yibin Co., Ltd., Class A	42,700	1,288
	Pernod Ricard SA	6,233	1,145
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	71,354	963
	Asahi Group Holdings, Ltd.[6]	27,500	901
	Carrefour SA, non-registered shares	47,118	834
	Japan Tobacco, Inc.	46,800	809
	Associated British Foods PLC	40,194	772
	Ocado Group PLC[1]	63,803	607

American Funds Insurance Series 87

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Arca Continental, SAB de CV	79,817	$526
(continued)	Varun Beverages, Ltd.	42,575	426
	L’Oréal SA, non-registered shares	1,159	400
	Reckitt Benckiser Group PLC	4,662	350
	Danone SA	4,142	231
	Avenue Supermarts, Ltd.[1]	2,324	100
	X5 Retail Group NV (GDR)[2,3]	4,521	–	[4]

			36,462

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	546,000	8,741
technology	ASML Holding NV	10,243	4,893
11.52%	Tokyo Electron, Ltd.	9,000	2,939
	Edenred SA	50,961	2,402
	MediaTek, Inc.	84,000	1,839
	Samsung Electronics Co., Ltd.	41,275	1,812
	Broadcom, Inc.	3,663	1,780
	Kingdee International Software Group Co., Ltd.[1]	446,000	1,046
	SAP SE	11,226	1,023
	Keyence Corp.	2,700	923
	Nokia Corp.	184,636	859
	SK hynix, Inc.	12,042	844
	TDK Corp.	25,300	781
	Logitech International SA6	14,122	738
	EPAM Systems, Inc.[1]	1,859	548
	Vanguard International Semiconductor Corp.	182,000	470
	Halma PLC	13,130	321
	Capgemini SE	1,725	295
	Amadeus IT Group SA, Class A, non-registered shares[1]	4,613	257
	Infosys, Ltd. (ADR)	13,636	252
	AVEVA Group PLC	7,320	201
	Nice, Ltd. (ADR)[1]	946	182
	Nomura Research Institute, Ltd.	5,300	141
	Fujitsu, Ltd.	1,000	125
	eMemory Technology, Inc.[2]	3,000	103
	Lightspeed Commerce, Inc., subordinate voting shares[1,6]	2,130	47
	Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,792	40
	STMicroelectronics NV	2,295	72
	DLocal, Ltd., Class A1	2,309	61

			33,735

Consumer	Evolution AB	42,576	3,871
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	5,788	3,528
11.23%	Renault SA1	74,924	1,868
	InterContinental Hotels Group PLC	25,460	1,348
	MGM China Holdings, Ltd.[1]	2,300,000	1,304
	Restaurant Brands International, Inc. (CAD denominated)	25,900	1,299
	Coupang, Inc., Class A1	99,034	1,263
	Prosus NV, Class N	19,000	1,244
	Stellantis NV	98,287	1,214
	Midea Group Co., Ltd., Class A	133,400	1,203
	Li Ning Co., Ltd.	122,000	1,130
	Galaxy Entertainment Group, Ltd.	182,000	1,086
	OPAP SA	67,568	967
	B&M European Value Retail SA	202,634	905
	Wynn Macau, Ltd.[1]	1,318,400	896
	Mercedes-Benz Group AG	15,347	888
	Sodexo SA	11,499	808
	Valeo SA, non-registered shares	40,094	774
	Nitori Holdings Co., Ltd.	7,400	703
	Industria de Diseño Textil, SA	29,457	667

88 American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	EssilorLuxottica	4,450	$666
discretionary	Paltac Corp.	21,500	666
(continued)	Sands China, Ltd.[1]	275,200	657
	Entain PLC[1]	33,218	503
	Pop Mart International Group, Ltd.	91,400	441
	Pan Pacific International Holdings Corp.	24,400	389
	Americanas SA, ordinary nominative shares	150,325	386
	D’Ieteren Group	2,482	363
	Kindred Group PLC (SDR)	39,687	330
	JD.com, Inc., Class A	9,324	300
	adidas AG	1,537	272
	Games Workshop Group PLC	2,691	219
	Domino’s Pizza Enterprises, Ltd.	4,471	210
	IDP Education, Ltd.	12,216	201
	Kering SA	287	147
	Balkrishna Industries, Ltd.	3,940	107
	MercadoLibre, Inc.[1]	88	56

			32,879

Industrials	Airbus SE, non-registered shares	50,956	4,937
10.83%	BAE Systems PLC	445,308	4,500
	Rheinmetall AG	7,282	1,681
	CCR SA, ordinary nominative shares	663,205	1,588
	ABB, Ltd.	53,832	1,436
	SMC Corp.	3,100	1,382
	LIXIL Corp.	67,600	1,265
	RELX PLC	46,044	1,248
	Alliance Global Group, Inc.	7,774,400	1,244
	Cathay Pacific Airways, Ltd.[1]	1,112,000	1,217
	Husqvarna AB, Class B	137,565	1,012
	Daikin Industries, Ltd.	5,800	930
	Ryanair Holdings PLC (ADR)[1]	13,438	904
	Brenntag SE	12,910	840
	Safran SA	7,582	749
	Waste Connections, Inc. (CAD denominated)	5,214	646
	InPost SA1	98,336	570
	Siemens AG	5,122	521
	Bunzl PLC	15,343	508
	Experian PLC	17,224	504
	TFI International, Inc. (CAD denominated)	5,970	479
	Coor Service Management Holding AB	57,449	451
	Epiroc AB, Class A	19,808	306
	Epiroc AB, Class B	10,197	138
	Caterpillar, Inc.	2,260	404
	BELIMO Holding AG	1,068	376
	Deutsche Post AG	9,567	358
	Interpump Group SpA	8,630	329
	DSV A/S	2,122	296
	SITC International Holdings Co., Ltd.	79,659	225
	Adecco Group AG	6,455	219
	Wizz Air Holdings PLC[1]	9,958	213
	Hitachi, Ltd.	2,400	114
	Contemporary Amperex Technology Co., Ltd., Class A	1,300	104

			31,694

Health care	AstraZeneca PLC	73,599	9,676
9.90%	Novo Nordisk A/S, Class B	39,486	4,379
	Sanofi	37,985	3,835
	GSK PLC	125,753	2,703
	Bayer AG	27,477	1,633

American Funds Insurance Series 89

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Siemens Healthineers AG	29,414	$1,495
(continued)	Grifols, SA, Class B (ADR)[1]	89,399	1,062
	Shionogi & Co., Ltd.	14,600	738
	EUROAPI[1]	38,541	608
	Koninklijke Philips NV (EUR denominated)[6]	20,932	451
	Sonova Holding AG	1,294	412
	Roche Holding AG, nonvoting non-registered shares	1,183	395
	Novartis AG	4,335	367
	CanSino Biologics, Inc., Class H	30,400	311
	Genus PLC	7,584	231
	Hutchmed China, Ltd. (ADR)[1]	17,569	222
	BeiGene, Ltd. (ADR)[1]	1,332	216
	Hypera SA, ordinary nominative shares	27,468	200
	Innovent Biologics, Inc.[1]	13,000	58

			28,992

Energy	BP PLC	586,455	2,772
5.77%	TC Energy Corp. (CAD denominated)	41,511	2,150
	TotalEnergies SE	39,592	2,090
	Equinor ASA	57,171	1,988
	Aker BP ASA (SDR)[2]	45,833	1,592
	Aker BP ASA	8,613	299
	Canadian Natural Resources, Ltd. (CAD denominated)	27,978	1,503
	Cameco Corp.	52,229	1,098
	Schlumberger, Ltd.	29,844	1,067
	Tourmaline Oil Corp.	14,597	759
	Reliance Industries, Ltd.[1]	19,013	625
	TechnipFMC PLC[1]	75,572	509
	INPEX Corp.	23,700	257
	Var Energi ASA	42,709	168
	Orron Energy AB	31,059	21
	Gazprom PJSC (ADR)[2,3]	335,575	–	[4]
	LUKOIL Oil Co. PJSC (ADR)[2,3]	9,706	–	[4]
	Sovcomflot PAO[2,3]	356,717	–	[4]

			16,898

Communication	Koninklijke KPN NV	793,506	2,828
services	Tencent Holdings, Ltd.	46,000	2,078
4.92%	Vodafone Group PLC	1,149,321	1,772
	BT Group PLC	690,442	1,566
	Nippon Telegraph and Telephone Corp.	38,800	1,114
	Publicis Groupe SA	19,700	963
	América Móvil, SAB de CV, Series L (ADR)	45,273	925
	SoftBank Corp.	59,500	661
	Indus Towers, Ltd.	245,887	651
	Deutsche Telekom AG	28,506	566
	Viaplay Group AB, Class B1	20,507	421
	Telefónica, SA, non-registered shares[1]	53,453	272
	NetEase, Inc.	10,800	198
	Universal Music Group NV	9,437	189
	Sea, Ltd., Class A (ADR)[1]	2,777	186
	Yandex NV, Class A1,2,3	5,000	–	[4]

			14,390

Materials	Vale SA, ordinary nominative shares	216,760	3,171
4.67%	Vale SA, ordinary nominative shares (ADR)	107,874	1,578
	Linde PLC	7,517	2,161
	Koninklijke DSM NV	8,300	1,193
	Barrick Gold Corp. (CAD denominated)[6]	29,977	530

90 American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Barrick Gold Corp.	27,000	$478
(continued)	Asahi Kasei Corp.	98,300	751
	Glencore PLC	131,072	710
	Rio Tinto PLC	10,440	625
	Sociedad Química y Minera de Chile SA, Class B (ADR)	6,427	537
	Fortescue Metals Group, Ltd.	42,224	511
	Fresnillo PLC	33,572	313
	Sika AG	1,208	278
	Air Liquide SA, non-registered shares	1,669	224
	Shandong Sinocera Functional Material Co., Ltd., Class A	41,300	222
	Shin-Etsu Chemical Co., Ltd.	1,900	214
	Givaudan SA	52	183
	Alrosa PJSC[2,3]	53,607	–	[4]

			13,679

Utilities	Engie SA	190,289	2,187
2.59%	Brookfield Infrastructure Partners LP	55,511	2,121
	Enel SpA	254,531	1,392
	ENN Energy Holdings, Ltd.	73,800	1,212
	Iberdrola, SA, non-registered shares	36,760	381
	Guangdong Investment, Ltd.	276,000	292

			7,585

Real estate	CK Asset Holdings, Ltd.	324,500	2,295
2.28%	Longfor Group Holdings, Ltd.	443,000	2,092
	Link REIT	104,400	851
	Embassy Office Parks REIT	133,382	632
	Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,527	537
	Country Garden Services Holdings Co., Ltd.	60,000	267

			6,674

	Total common stocks (cost: $290,577,000)		267,238

Preferred securities 0.65%
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	23,993	961

technology
0.33%

Materials	Gerdau SA, preferred nominative shares	113,297	484

0.16%

Consumer	Volkswagen AG, nonvoting preferred shares	3,471	463

discretionary	Total preferred securities (cost: $2,726,000)		1,908

0.16%

Short-term securities 7.83%
Money market investments 7.40%
	Capital Group Central Cash Fund 1.38%[7,8]	216,555	21,651

American Funds Insurance Series 91

International Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.43%
Capital Group Central Cash Fund 1.38%[7,8,9]	3,605	$361
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]	190,311	191
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]	180,222	180
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]	180,223	180
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]	180,223	180
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]	180,223	180

		1,272

Total short-term securities (cost: $22,924,000)		22,923

Total investment securities 99.77% (cost: $316,227,000)		292,069
Other assets less liabilities 0.23%		671

Net assets 100.00%		$292,740

Forward currency contracts

Contract amount						Unrealized
Currency purchased		Currency sold			Settlement	appreciation at 6/30/2022
(000)		(000)		Counterparty	date	(000)
USD	446	GBP	365	JPMorgan Chase	9/16/2022	$1

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 7.52%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7]	$21,699	$53,334		$53,374	$(2)	$(6)	$21,651	$52
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 1.38%[7,9]	–	361	[10]				361	–	[11]

Total short-term securities							22,012

Total 7.52%					$(2)	$(6)	$22,012	$52

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,695,000, which represented .58% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.

[6]

All or a portion of this security was on loan. The total value of all such securities was $2,221,000, which represented ..76% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

92 American Funds Insurance Series

International Growth and Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 93

Capital Income Builder
Investment portfolio June 30, 2022	unaudited

Common stocks 72.76%		Shares	Value (000)
Financials	Zurich Insurance Group AG	39,843	$17,329
12.34%	Toronto-Dominion Bank (CAD denominated)	159,743	10,475
	PNC Financial Services Group, Inc.	59,040	9,315
	CME Group, Inc., Class A	44,748	9,160
	Morgan Stanley	85,379	6,494
	Münchener Rückversicherungs-Gesellschaft AG	23,528	5,528
	DNB Bank ASA	294,024	5,270
	JPMorgan Chase & Co.	46,574	5,245
	Power Corporation of Canada, subordinate voting shares	179,126	4,609
	Principal Financial Group, Inc.	58,334	3,896
	DBS Group Holdings, Ltd.	158,153	3,379
	Ping An Insurance (Group) Company of China, Ltd., Class H	441,500	3,002
	Ping An Insurance (Group) Company of China, Ltd., Class A	28,657	200
	Tryg A/S	135,983	3,053
	KeyCorp	169,905	2,927
	American International Group, Inc.	53,986	2,760
	Webster Financial Corp.	64,148	2,704
	AIA Group, Ltd.	241,600	2,619
	Great-West Lifeco, Inc.	93,285	2,278
	B3 SA-Brasil, Bolsa, Balcao	1,032,986	2,163
	KBC Groep NV	37,463	2,102
	BlackRock, Inc.	3,246	1,977
	Travelers Companies, Inc.	10,982	1,857
	East West Bancorp, Inc.	28,480	1,846
	ING Groep NV	161,558	1,597
	Kaspi.kz JSC[1]	28,497	1,297
	Kaspi.kz JSC (GDR)	4,869	221
	National Bank of Canada[2]	22,809	1,497
	Citizens Financial Group, Inc.	40,543	1,447
	OneMain Holdings, Inc.	37,485	1,401
	State Street Corp.	18,128	1,118
	Truist Financial Corp.	23,131	1,097
	Swedbank AB, Class A	84,919	1,073
	China Pacific Insurance (Group) Co., Ltd., Class H	424,950	1,039
	Franklin Resources, Inc.	40,856	952
	PICC Property and Casualty Co., Ltd., Class H	904,000	940
	Euronext NV	10,888	889
	Hang Seng Bank, Ltd.	50,100	884
	BNP Paribas SA	17,927	852
	Hong Kong Exchanges and Clearing, Ltd.	17,200	846
	Marsh & McLennan Companies, Inc.	5,132	797
	EFG International AG	107,137	788
	Citigroup, Inc.	16,200	745
	Bank Central Asia Tbk PT	1,423,700	693
	TPG, Inc., Class A2	26,945	644
	China Merchants Bank Co., Ltd., Class H	88,000	589
	Vontobel Holding AG	8,314	584
	Banco Santander, SA	201,758	568
	Patria Investments, Ltd., Class A	36,005	476
	Macquarie Group, Ltd.	3,698	420
	Wells Fargo & Company	10,594	415
	Cullen/Frost Bankers, Inc.	3,136	365
	SouthState Corp.	3,028	234
	Blackstone, Inc., nonvoting shares	2,530	231
	CaixaBank, SA	59,094	205
	UniCredit SpA	17,367	165
	IIFL Wealth Management, Ltd.	8,122	152
	Moscow Exchange MICEX-RTS PJSC[3,4,5]	875,002	–	[6]
	Sberbank of Russia PJSC[1,3,4,5]	204,176	–	[6]

			135,409

94 American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Philip Morris International, Inc.	270,227	$26,682
10.32%	British American Tobacco PLC	455,151	19,500
	Nestlé SA	81,615	9,527
	General Mills, Inc.	111,828	8,437
	PepsiCo, Inc.	47,687	7,948
	Kimberly-Clark Corp.	48,490	6,553
	Altria Group, Inc.	151,739	6,338
	Imperial Brands PLC	184,470	4,123
	ITC, Ltd.	1,161,693	4,023
	Unilever PLC (GBP denominated)	72,454	3,282
	Danone SA	47,160	2,632
	Carlsberg A/S, Class B	19,656	2,504
	Keurig Dr Pepper, Inc.	54,657	1,934
	Anheuser-Busch InBev SA/NV	26,838	1,444
	Coca-Cola Company	21,263	1,338
	Kraft Heinz Company	31,511	1,202
	Mondelez International, Inc.	14,188	881
	Procter & Gamble Company	5,012	721
	Vector Group, Ltd.	68,110	715
	Seven & i Holdings Co., Ltd.	18,300	710
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	95,200	554
	Wuliangye Yibin Co., Ltd., Class A	17,100	516
	Reckitt Benckiser Group PLC	6,554	492
	Viscofan, SA, non-registered shares	8,226	453
	Scandinavian Tobacco Group A/S	21,667	424
	Hilton Food Group PLC	29,160	363
	Coca-Cola HBC AG (CDI)	800	18

			113,314

Health care	AbbVie, Inc.	142,914	21,889
8.71%	Amgen, Inc.	51,643	12,565
	GSK PLC	458,716	9,859
	Gilead Sciences, Inc.	155,252	9,596
	AstraZeneca PLC	53,547	7,040
	Medtronic PLC	76,150	6,834
	Abbott Laboratories	62,845	6,828
	Novartis AG	72,111	6,107
	UnitedHealth Group, Inc.	5,796	2,977
	Pfizer, Inc.	50,556	2,651
	Roche Holding AG, nonvoting non-registered shares	7,287	2,432
	Bristol-Myers Squibb Company	28,685	2,209
	Royalty Pharma PLC, Class A	41,526	1,746
	CVS Health Corp.	7,829	725
	Merck & Co., Inc.	7,825	713
	EBOS Group, Ltd.	28,985	706
	Bayer AG	11,554	687
	Koninklijke Philips NV (EUR denominated)	2,984	64
	Organon & Co.	662	22

			95,650

Information	Broadcom, Inc.	57,187	27,783
technology	Microsoft Corp.	68,566	17,610
8.04%	Taiwan Semiconductor Manufacturing Company, Ltd.	620,800	9,938
	QUALCOMM, Inc.	39,978	5,107
	Automatic Data Processing, Inc.	15,874	3,334
	Intel Corp.	77,261	2,890
	MediaTek, Inc.	110,000	2,408
	KLA Corp.	6,685	2,133
	GlobalWafers Co., Ltd.	136,938	2,086
	Texas Instruments, Inc.	12,972	1,993

American Funds Insurance Series 95

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Information	Paychex, Inc.	16,447	$1,873
technology	NetApp, Inc.	28,247	1,843
(continued)	Apple, Inc.	12,770	1,746
	Vanguard International Semiconductor Corp.	566,700	1,464
	Tokyo Electron, Ltd.	3,400	1,110
	Western Union Company	66,602	1,097
	SAP SE	9,801	893
	Fidelity National Information Services, Inc.	9,453	867
	Analog Devices, Inc.	4,507	658
	Tripod Technology Corp.	142,000	533
	SINBON Electronics Co., Ltd.	42,446	363
	International Business Machines Corp.	2,381	336
	BE Semiconductor Industries NV	3,388	163

			88,228

Utilities	Dominion Energy, Inc.	128,049	10,220
6.73%	DTE Energy Company	52,990	6,717
	National Grid PLC	465,204	5,957
	Power Grid Corporation of India, Ltd.	2,035,755	5,462
	Iberdrola, SA, non-registered shares	447,637	4,642
	The Southern Co.	63,638	4,538
	Enel SpA	809,492	4,428
	E.ON SE	508,142	4,264
	Edison International	53,687	3,395
	Public Service Enterprise Group, Inc.	48,416	3,064
	Duke Energy Corp.	26,321	2,822
	Evergy, Inc.	39,780	2,596
	AES Corp.	104,535	2,196
	Entergy Corp.	19,327	2,177
	NextEra Energy, Inc.	24,483	1,896
	Exelon Corp.	41,656	1,888
	Engie SA	109,459	1,258
	Engie SA, bonus shares[3]	36,900	424
	SSE PLC	72,232	1,421
	CenterPoint Energy, Inc.	48,046	1,421
	Sempra Energy	5,735	862
	Power Assets Holdings, Ltd.	106,500	670
	ENN Energy Holdings, Ltd.	32,400	532
	Centrica PLC[5]	502,131	489
	American Electric Power Company, Inc.	2,832	272
	CMS Energy Corp.	3,992	270

			73,881

Real estate	Crown Castle International Corp. REIT	136,797	23,034
6.72%	VICI Properties, Inc. REIT	642,122	19,129
	Digital Realty Trust, Inc. REIT	45,793	5,945
	Gaming and Leisure Properties, Inc. REIT	95,781	4,392
	Link REIT	355,366	2,898
	Federal Realty Investment Trust REIT	27,495	2,632
	CK Asset Holdings, Ltd.	308,000	2,178
	American Tower Corp. REIT	7,508	1,919
	Equinix, Inc. REIT	2,214	1,455
	Longfor Group Holdings, Ltd.	249,000	1,176
	Embassy Office Parks REIT	234,370	1,111
	Charter Hall Group REIT	145,400	1,087
	Powergrid Infrastructure Investment Trust	650,141	1,062
	Americold Realty Trust, Inc.	32,239	968
	Mindspace Business Parks REIT	214,689	953
	Extra Space Storage, Inc. REIT	5,512	938
	TAG Immobilien AG	63,810	728

96 American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Sun Hung Kai Properties, Ltd.	61,255	$724
(continued)	CTP NV	49,335	569
	PSP Swiss Property AG	3,583	399
	CubeSmart REIT	7,663	327
	Douglas Elliman, Inc.	29,146	140

			73,764

Industrials	Raytheon Technologies Corp.	212,630	20,436
5.98%	Lockheed Martin Corp.	13,286	5,712
	BAE Systems PLC	507,662	5,130
	Honeywell International, Inc.	20,665	3,592
	L3Harris Technologies, Inc.	13,435	3,247
	Singapore Technologies Engineering, Ltd.	1,096,500	3,220
	RELX PLC	98,945	2,681
	RELX PLC (ADR)	7,965	215
	Kone OYJ, Class B	54,424	2,587
	VINCI SA	25,880	2,304
	BOC Aviation, Ltd.	245,100	2,060
	Siemens AG	19,999	2,035
	Trinity Industries, Inc.	72,684	1,760
	CCR SA, ordinary nominative shares	449,174	1,075
	ABB, Ltd.	38,536	1,028
	LIXIL Corp.	54,600	1,022
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,377	966
	Trelleborg AB, Class B	47,577	959
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	64,480	898
	Ventia Services Group Pty, Ltd.	490,862	844
	United Parcel Service, Inc., Class B	4,455	813
	Waste Management, Inc.	4,008	613
	General Dynamics Corp.	2,480	549
	Deutsche Post AG	14,410	540
	Airbus SE, non-registered shares	3,671	356
	Atlas Corp.[2]	23,578	252
	Norfolk Southern Corp.	1,084	246
	Sulzer AG	3,814	237
	Melrose Industries PLC	122,162	223

			65,600

Energy	TC Energy Corp. (CAD denominated)[2]	205,882	10,665
5.22%	TC Energy Corp.	15,067	781
	Canadian Natural Resources, Ltd. (CAD denominated)	190,567	10,240
	Chevron Corp.	45,673	6,613
	TotalEnergies SE	76,665	4,047
	BP PLC	747,631	3,534
	Shell PLC (GBP denominated)	116,755	3,033
	Shell PLC (ADR)	8,003	418
	Exxon Mobil Corp.	36,914	3,161
	EOG Resources, Inc.	26,655	2,944
	ConocoPhillips	30,877	2,773
	Enbridge, Inc. (CAD denominated)	48,315	2,040
	Baker Hughes Co., Class A	50,603	1,461
	Schlumberger, Ltd.	35,730	1,278
	Equitrans Midstream Corp.	200,167	1,273
	Woodside Energy Group, Ltd.	34,151	750
	Woodside Energy Group, Ltd. (CDI)[5]	23,081	489
	Pioneer Natural Resources Company	5,252	1,172
	DT Midstream, Inc.	12,803	628
	Gazprom PJSC (ADR)[3,4]	440,214	–	[6]

			57,300

American Funds Insurance Series 97

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Comcast Corp., Class A	269,639	$10,581
services	Verizon Communications, Inc.	106,248	5,392
3.26%	SoftBank Corp.	373,800	4,150
	Koninklijke KPN NV	1,040,033	3,707
	BCE, Inc.	64,510	3,171
	Nippon Telegraph and Telephone Corp.	66,400	1,907
	HKT Trust and HKT, Ltd., units	1,381,240	1,855
	Singapore Telecommunications, Ltd.	573,200	1,044
	Pearson PLC	106,351	971
	WPP PLC	81,133	814
	Omnicom Group, Inc.	10,162	646
	Indus Towers, Ltd.	211,665	560
	ITV PLC	569,947	453
	ProSiebenSat.1 Media SE	40,927	378
	Vodafone Group PLC	144,892	223

			35,852

Consumer	McDonald’s Corp.	19,734	4,872
discretionary	Midea Group Co., Ltd., Class A	385,475	3,477
2.73%	Home Depot, Inc.	12,486	3,425
	Industria de Diseño Textil, SA	151,346	3,424
	Kering SA	5,429	2,788
	Starbucks Corp.	36,027	2,752
	VF Corp.	27,355	1,208
	Hasbro, Inc.	14,296	1,171
	Galaxy Entertainment Group, Ltd.	190,000	1,133
	YUM! Brands, Inc.	9,688	1,100
	Cie. Financière Richemont SA, Class A	9,843	1,048
	LVMH Moët Hennessy-Louis Vuitton SE	1,480	902
	Darden Restaurants, Inc.	7,867	890
	Restaurant Brands International, Inc.	14,808	743
	OPAP SA	27,844	398
	Inchcape PLC	26,460	224
	Thule Group AB	8,654	213
	Kindred Group PLC (SDR)	19,169	159

			29,927

Materials	Vale SA, ordinary nominative shares (ADR)	354,178	5,181
2.71%	Vale SA, ordinary nominative shares	248,874	3,641
	Rio Tinto PLC	77,432	4,634
	BHP Group, Ltd. (CDI)	127,875	3,576
	LyondellBasell Industries NV	28,394	2,483
	Linde PLC	8,196	2,357
	Air Products and Chemicals, Inc.	8,303	1,997
	Evonik Industries AG	53,622	1,144
	International Flavors & Fragrances, Inc.	8,013	954
	BASF SE	21,232	924
	Sociedad Química y Minera de Chile SA, Class B (ADR)	8,531	713
	Asahi Kasei Corp.	92,600	707
	UPM-Kymmene Oyj	19,277	586
	Nexa Resources SA2	51,286	308
	WestRock Co.	7,448	297
	Fortescue Metals Group, Ltd.	19,956	241

			29,743

	Total common stocks (cost: $689,320,000)		798,668

98 American Funds Insurance Series

Capital Income Builder (continued)

Preferred securities 0.05%		Shares	Value (000)
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	12,647	$506

technology	Total preferred securities (cost: $419,000)		506

0.05%

Rights & warrants 0.00%
Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 2023[5]	7,130	4

discretionary	Total rights & warrants (cost: $0)		4

0.00%

Convertible stocks 0.65%
Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,393	3,597

technology
0.33%
Utilities	AES Corp., convertible preferred units, 6.875% 2024	8,659	747
0.15%	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	9,704	524
	NextEra Energy, Inc., convertible preferred units, 6.219% 2023	8,500	418

			1,689

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	841	1,113

0.10%
Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	6,948	732

discretionary	Total convertible stocks (cost: $6,038,000)		7,131

0.07%

Investment funds 2.62%
	Capital Group Central Corporate Bond Fund[7]	3,406,631	28,752

	Total investment funds (cost: $33,973,000)		28,752

Bonds, notes & other debt instruments 18.31%		Principal amount (000)
U.S. Treasury bonds & notes 9.47%
U.S. Treasury	U.S. Treasury 0.125% 2022	USD1,625	1,606
6.36%	U.S. Treasury 0.125% 2023	2,200	2,169
	U.S. Treasury 0.375% 2023	875	846
	U.S. Treasury 0.625% 2024	11,050	10,470
	U.S. Treasury 0.75% 2024	5,965	5,655
	U.S. Treasury 2.50% 2024	5,424	5,378
	U.S. Treasury 0.375% 2025	507	471
	U.S. Treasury 0.75% 2026	4,903	4,495
	U.S. Treasury 0.75% 2026	3,850	3,523
	U.S. Treasury 0.75% 2026	1	1
	U.S. Treasury 1.125% 2026	4,030	3,714
	U.S. Treasury 1.875% 2026	6,300	6,026
	U.S. Treasury 2.00% 2026[8]	2,800	2,677
	U.S. Treasury 0.50% 2027	2,900	2,567
	U.S. Treasury 2.50% 2027	1,440	1,405
	U.S. Treasury 2.625% 2027	6,605	6,479
	U.S. Treasury 1.25% 2028	1,350	1,219
	U.S. Treasury 2.875% 2032	5,696	5,628

American Funds Insurance Series 99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 1.125% 2040[8]	USD2,400		$1,665
(continued)	U.S. Treasury 2.00% 2041	300		237
	U.S. Treasury 2.375% 2051[8]	197		165
	U.S. Treasury 2.25% 2052[8]	4,176		3,422

				69,818

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2023[9]	2,532		2,576
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2023[9]	1,764		1,796
securities	U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	3,298		3,356
3.11%	U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	5,769		5,828
	U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	4,979		5,011
	U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	2,491		2,527
	U.S. Treasury Inflation-Protected Security 0.625% 2024[9]	2,986		3,036
	U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	1,231		1,231
	U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	223		223
	U.S. Treasury Inflation-Protected Security 0.25% 2025[9]	523		526
	U.S. Treasury Inflation-Protected Security 0.375% 2025[9]	366		369
	U.S. Treasury Inflation-Protected Security 0.125% 2026[9]	2,317		2,295
	U.S. Treasury Inflation-Protected Security 0.125% 2030[9]	2,078		1,980
	U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	1,777		1,686
	U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	135		128
	U.S. Treasury Inflation-Protected Security 0.125% 2051[8,9]	1,971		1,506

				34,074

	Total U.S. Treasury bonds & notes			103,892

Mortgage-backed obligations 6.24%
Federal agency	Fannie Mae Pool #695412 5.00% 2033[10]	–	[6]	–	[6]
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 2035[10]	2		2
obligations	Fannie Mae Pool #AC0794 5.00% 2039[10]	5		5
5.38%	Fannie Mae Pool #931768 5.00% 2039[10]	1		1
	Fannie Mae Pool #AE0311 3.50% 2040[10]	10		9
	Fannie Mae Pool #932606 5.00% 2040[10]	3		3
	Fannie Mae Pool #AJ1873 4.00% 2041[10]	7		7
	Fannie Mae Pool #AE1248 5.00% 2041[10]	9		9
	Fannie Mae Pool #AE1274 5.00% 2041[10]	7		7
	Fannie Mae Pool #AE1277 5.00% 2041[10]	5		5
	Fannie Mae Pool #AE1283 5.00% 2041[10]	2		3
	Fannie Mae Pool #AE1290 5.00% 2042[10]	5		6
	Fannie Mae Pool #AT0300 3.50% 2043[10]	2		2
	Fannie Mae Pool #AT3954 3.50% 2043[10]	2		2
	Fannie Mae Pool #AY1829 3.50% 2044[10]	2		2
	Fannie Mae Pool #BJ5015 4.00% 2047[10]	42		42
	Fannie Mae Pool #BH3122 4.00% 2047[10]	1		1
	Fannie Mae Pool #BK6840 4.00% 2048[10]	28		28
	Fannie Mae Pool #BK5232 4.00% 2048[10]	21		21
	Fannie Mae Pool #BK9743 4.00% 2048[10]	8		8
	Fannie Mae Pool #BK9761 4.50% 2048[10]	5		5
	Fannie Mae Pool #CA5540 3.00% 2050[10]	3,412		3,206
	Fannie Mae Pool #BF0142 5.50% 2056[10]	422		453
	Fannie Mae Pool #BF0342 5.50% 2059[10]	280		305
	Fannie Mae Pool #BF0497 3.00% 2060[10]	346		326
	Freddie Mac Pool #Q15874 4.00% 2043[10]	1		1
	Freddie Mac Pool #G67711 4.00% 2048[10]	254		255
	Freddie Mac Pool #Q56599 4.00% 2048[10]	32		32
	Freddie Mac Pool #Q55971 4.00% 2048[10]	22		22
	Freddie Mac Pool #Q56175 4.00% 2048[10]	19		19
	Freddie Mac Pool #Q55970 4.00% 2048[10]	11		11
	Freddie Mac Pool #Q58411 4.50% 2048[10]	58		60

100 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #Q58436 4.50% 2048[10]	USD31		$31
mortgage-backed	Freddie Mac Pool #Q58378 4.50% 2048[10]	21		21
obligations	Freddie Mac Pool #Q57242 4.50% 2048[10]	16		16
(continued)	Freddie Mac Pool #ZT1704 4.50% 2049[10]	1,338		1,369
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]	253		246
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]	249		243
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]	122		119
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]	103		100
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]	85		83
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]	22		21
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]	1,051		1,024
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]	676		669
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]	444		440
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]	20		20
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]	11		10
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]	993		985
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]	1,388		1,334
	Government National Mortgage Assn. 4.00% 2052[10,12]	3,313		3,292
	Government National Mortgage Assn. 4.00% 2052[10,12]	2,829		2,818
	Government National Mortgage Assn. 4.50% 2052[10,12]	1,145		1,157
	Government National Mortgage Assn. 5.00% 2052[10,12]	3,624		3,700
	Government National Mortgage Assn. 5.00% 2052[10,12]	27		28
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]	502		514
	Government National Mortgage Assn. Pool #694836 5.665% 2059[10]	1		1
	Government National Mortgage Assn. Pool #765152 4.14% 2061[10]	–	[6]	–	[6]
	Government National Mortgage Assn. Pool #766525 4.70% 2062[10]	–	[6]	–	[6]
	Government National Mortgage Assn. Pool #725893 5.20% 2064[10]	–	[6]	–	[6]
	Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]	1		1
	Uniform Mortgage-Backed Security 2.50% 2037[10,12]	1,608		1,536
	Uniform Mortgage-Backed Security 3.00% 2052[10,12]	1,900		1,768
	Uniform Mortgage-Backed Security 3.00% 2052[10,12]	1,720		1,602
	Uniform Mortgage-Backed Security 3.50% 2052[10,12]	1,927		1,851
	Uniform Mortgage-Backed Security 4.00% 2052[10,12]	11,242		11,051
	Uniform Mortgage-Backed Security 4.00% 2052[10,12]	531		523
	Uniform Mortgage-Backed Security 4.50% 2052[10,12]	7,550		7,550
	Uniform Mortgage-Backed Security 4.50% 2052[10,12]	5,351		5,362
	Uniform Mortgage-Backed Security 5.00% 2052[10,12]	3,606		3,664
	Uniform Mortgage-Backed Security 5.00% 2052[10,12]	1,050		1,069

				59,076

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,10,11]	161		150
mortgage-backed	Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,10,11]	91		87
obligations (privately	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]	95		89
originated)	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,10,11]	97		96
0.52%	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,10,11]	153		150
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,10,11]	122		120

American Funds Insurance Series 101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized	CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,10,11]	USD201	$195
mortgage-backed	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,10,11]	12	11
obligations (privately originated)	Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[1,10,11]	11	11
(continued)	Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]	158	155
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[1,10]	68	69
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[1,10]	61	63
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,10,11]	122	105
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[10,11]	294	303
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]	171	169
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[1,10,11]	96	94
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 3.324% 2050[1,10,11]	247	244
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[1,10,11]	482	477
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[1,10,11]	120	122
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 7.624% 2050[1,10,11]	175	183
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[1,10]	202	197
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,10,11]	137	137
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,10,11]	83	79
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,3,10,13]	215	208
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,10,13]	141	132
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,10,11]	105	104
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,10,11]	202	196
	MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[1,10,11]	353	349
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,10,11]	281	278
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[1,10]	100	95
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,10,11]	90	86
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,10,11]	29	29
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,10,11]	47	46
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,10,11]	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,10,11]	57	56
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,10,11]	28	28
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,10]	516	476
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3,4]	100	88
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]	196	179

			5,681

102 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,10,11]	USD110	$108
securities 0.34%	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[1,10,11]	329	323
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,10,11]	332	329
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,10,11]	548	529
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,10,11]	266	251
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[1,10,11]	100	93
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[1,10,11]	166	162
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[1,10,11]	173	166
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[1,10,11]	99	94
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[1,10,11]	100	95
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[1,10,11]	99	97
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 2025[1,10,11]	229	224
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.474% 2038[1,10,11]	300	292
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[1,10,11]	100	89
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[1,10,11]	193	188
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,10,11]	179	173
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.874% 2049[1,10,11]	150	140
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[1,10,11]	361	344

			3,697

	Total mortgage-backed obligations		68,454

Corporate bonds, notes & loans 1.83%
Energy	Apache Corp. 4.25% 2030	385	342
0.35%	Baker Hughes Co. 2.061% 2026	8	7
	BP Capital Markets America, Inc. 3.633% 2030	360	341
	Cenovus Energy, Inc. 5.40% 2047	75	72
	Diamondback Energy, Inc. 4.25% 2052	57	48
	Energy Transfer Operating LP 5.00% 2050	66	56
	Energy Transfer Partners LP 5.30% 2047	14	12
	EQT Corp. 5.00% 2029	35	34
	EQT Corp. 3.625% 2031[1]	20	17
	Equinor ASA 2.375% 2030	365	320
	Exxon Mobil Corp. 2.995% 2039	200	164
	MPLX LP 5.50% 2049	625	581
	New Fortress Energy, Inc. 6.50% 2026[1]	80	73
	NGL Energy Operating, LLC 7.50% 2026[1]	80	72
	ONEOK, Inc. 3.10% 2030	42	36
	ONEOK, Inc. 4.95% 2047	51	44
	ONEOK, Inc. 7.15% 2051	97	103
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	103
	Petróleos Mexicanos 6.50% 2029	20	16
	Petróleos Mexicanos 8.75% 2029[1]	222	201

American Funds Insurance Series 103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Petróleos Mexicanos 7.69% 2050	USD75	$50
(continued)	Sabine Pass Liquefaction, LLC 4.50% 2030	142	136
	Shell International Finance BV 2.00% 2024	420	408
	TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]	540	515
	TransCanada PipeLines, Ltd. 5.10% 2049	150	149

			3,900

Health care	AbbVie, Inc. 3.20% 2029	25	23
0.31%	AbbVie, Inc. 4.25% 2049	39	35
	Amgen, Inc. 3.35% 2032	36	33
	Amgen, Inc. 4.20% 2052	19	17
	AstraZeneca PLC 3.375% 2025	200	198
	AstraZeneca PLC 3.00% 2051	11	9
	Centene Corp. 4.625% 2029	530	496
	Centene Corp. 3.375% 2030	179	152
	Centene Corp. 2.625% 2031	40	32
	Gilead Sciences, Inc. 1.65% 2030	8	7
	HCA, Inc. 3.625% 2032[1]	16	14
	Humana, Inc. 3.70% 2029	12	11
	Merck & Co., Inc. 1.70% 2027	118	107
	Merck & Co., Inc. 3.40% 2029	110	106
	Merck & Co., Inc. 2.15% 2031	168	145
	Pfizer, Inc. 2.70% 2050	425	324
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	8	6
	Regeneron Pharmaceuticals, Inc. 2.80% 2050	2	1
	Shire PLC 3.20% 2026	270	260
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	691
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	535
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	188

			3,390

Consumer	Bayerische Motoren Werke AG 3.45% 2027[1]	25	24
discretionary	Bayerische Motoren Werke AG 4.15% 2030[1]	290	285
0.25%	Bayerische Motoren Werke AG 3.70% 2032[1]	25	24
	Daimler Trucks Finance North America, LLC 1.125% 2023[1]	495	476
	Daimler Trucks Finance North America, LLC 1.625% 2024[1]	175	165
	Daimler Trucks Finance North America, LLC 2.375% 2028[1]	150	129
	Daimler Trucks Finance North America, LLC 2.50% 2031[1]	150	122
	Ford Motor Co. 2.30% 2025	200	180
	Ford Motor Credit Company, LLC 5.125% 2025	200	191
	Grand Canyon University 4.125% 2024	200	191
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	250	251
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	160	165
	Toyota Motor Credit Corp. 2.15% 2022	505	505

			2,708

Utilities	AEP Transmission Co., LLC 3.80% 2049	45	39
0.23%	Edison International 4.125% 2028	132	123
	FirstEnergy Corp. 2.25% 2030	107	85
	FirstEnergy Corp. 2.65% 2030	493	408
	Pacific Gas and Electric Co. 3.25% 2024	1,025	999
	Pacific Gas and Electric Co. 2.95% 2026	97	88
	Pacific Gas and Electric Co. 3.75% 2028	105	93
	Pacific Gas and Electric Co. 4.65% 2028	284	263

104 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Pacific Gas and Electric Co. 2.50% 2031	USD375	$287
(continued)	Southern California Edison Co., Series C, 3.60% 2045	206	156
	Union Electric Co. 3.90% 2052	25	22

			2,563

Communication	América Móvil, SAB de CV, 8.46% 2036	MXN1,300	55
services	AT&T, Inc. 3.50% 2041	USD75	60
0.23%	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	294
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	25	21
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	175	136
	Magallanes, Inc. 4.279% 2032[1]	36	32
	Magallanes, Inc. 5.05% 2042[1]	47	40
	Magallanes, Inc. 5.141% 2052[1]	63	53
	Netflix, Inc. 4.875% 2028	150	141
	SBA Tower Trust 1.631% 2026[1]	253	227
	Sprint Corp. 6.875% 2028	325	343
	Sprint Corp. 8.75% 2032	275	332
	T-Mobile US, Inc. 3.875% 2030	625	584
	Verizon Communications, Inc. 2.355% 2032	126	105
	Walt Disney Company 4.625% 2040	120	117

			2,540

Financials	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	150	120
0.15%	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]	231	185
	Charles Schwab Corp. 2.45% 2027	25	23
	Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]	35	30
	CME Group, Inc. 2.65% 2032	50	44
	Corebridge Financial, Inc. 3.85% 2029[1]	180	166
	Corebridge Financial, Inc. 3.90% 2032[1]	32	29
	Corebridge Financial, Inc. 4.35% 2042[1]	7	6
	Corebridge Financial, Inc. 4.40% 2052[1]	49	41
	Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,13]	200	190
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]	75	62
	Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]	40	34
	Intercontinental Exchange, Inc. 4.60% 2033	18	18
	Intercontinental Exchange, Inc. 4.95% 2052	16	16
	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]	227	182
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]	17	15
	JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds[11]	105	100
	Navient Corp. 5.00% 2027	150	123
	New York Life Global Funding 3.00% 2028[1]	150	142
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]	38	29
	Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]	105	93

			1,648

Consumer staples	7-Eleven, Inc. 0.80% 2024[1]	50	47
0.10%	7-Eleven, Inc. 0.95% 2026[1]	60	53
	7-Eleven, Inc. 1.30% 2028[1]	45	38
	7-Eleven, Inc. 1.80% 2031[1]	325	254
	Altria Group, Inc. 3.70% 2051	25	16
	British American Tobacco PLC 4.70% 2027	105	103
	British American Tobacco PLC 4.448% 2028	150	142
	British American Tobacco PLC 4.54% 2047	82	60

American Funds Insurance Series 105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	British American Tobacco PLC 4.758% 2049	USD121	$92
(continued)	Kraft Heinz Company 3.00% 2026	93	88
	Kraft Heinz Company 4.875% 2049	170	150
	Kraft Heinz Company 5.50% 2050	75	72

			1,115

Industrials	Boeing Company 4.508% 2023	270	271
0.09%	Boeing Company 2.75% 2026	91	85
	Boeing Company 5.15% 2030	284	273
	Boeing Company 5.805% 2050	95	87
	Canadian Pacific Railway, Ltd. 2.45% 2031	78	67
	Canadian Pacific Railway, Ltd. 3.10% 2051	102	75
	CSX Corp. 4.75% 2048	50	49
	Masco Corp. 3.125% 2051	10	7
	Union Pacific Corp. 2.80% 2032	17	15
	Union Pacific Corp. 3.50% 2053	20	16

			945

Information	Broadcom, Inc. 4.00% 2029[1]	6	6
technology	Broadcom, Inc. 4.15% 2032[1]	11	10
0.07%	Broadcom, Inc. 3.75% 2051[1]	91	68
	Lenovo Group, Ltd. 5.875% 2025	400	412
	Oracle Corp. 2.875% 2031	140	115
	Oracle Corp. 3.60% 2050	150	104
	ServiceNow, Inc. 1.40% 2030	130	102

			817

Materials	Dow Chemical Co. 3.60% 2050	75	57
0.03%	International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	86
	International Flavors & Fragrances, Inc. 3.468% 2050[1]	10	7
	LYB International Finance III, LLC 4.20% 2050	49	40
	LYB International Finance III, LLC 3.625% 2051	102	76
	South32 Treasury (USA), Ltd. 4.35% 2032[1]	14	13

			279

Real estate	American Tower Corp. 4.05% 2032	11	10
0.02%	Equinix, Inc. 1.55% 2028	25	21
	Equinix, Inc. 3.20% 2029	144	128
	Equinix, Inc. 2.50% 2031	47	38

			197

	Total corporate bonds, notes & loans		20,102

Asset-backed obligations 0.68%
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	197	181
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	94
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[1,10]	178	175
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[1,10]	86	86
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[1,10]	88	87
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[1,10]	100	99
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[10,11]	150	150
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]	91	87
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	359	326
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	90	77
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	92	83

106 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	USD92	$79
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	323	285
	Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[10]	63	63
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,10]	132	130
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[10,11]	73	73
	Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]	72	71
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	566	523
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[1,10]	91	81
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	145	140
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,10]	247	231
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	100	93
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]	268	237
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	100	89
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	100	88
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,10]	51	47
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,10]	156	144
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	236	219
	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]	471	437
	Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,10,11]	248	242
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]	935	817
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[10]	199	193
	Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[10,11]	250	246
	OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	100	91
	Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	100	93
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	84	74
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]	224	209
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,10,11]	335	304
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[10,13]	160	159
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[10]	110	109
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[1,10]	494	492

			7,504

Bonds & notes of governments & government agencies outside the U.S. 0.07%
	Peru (Republic of) 2.783% 2031	190	162
	Portuguese Republic 5.125% 2024	18	19
	Qatar (State of) 4.50% 2028	200	207
	Saudi Arabia (Kingdom of) 3.625% 2028	200	198
	United Mexican States 3.25% 2030	200	176

			762

Municipals 0.02%
California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.00%	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	13

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	227

0.02%	Total municipals		240

	Total bonds, notes & other debt instruments (cost: $210,549,000)		200,954

American Funds Insurance Series 107

Capital Income Builder (continued)

Short-term securities 10.25%	Shares	Value (000)
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[7,14]	999,523	$99,932

Money market investments purchased with collateral from securities on loan 1.15%
Capital Group Central Cash Fund 1.38%[7,14,15]	35,799	3,579
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[14,15]	1,889,762	1,890
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[14,15]	1,789,584	1,790
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[14,15]	1,789,585	1,790
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[14,15]	1,789,584	1,789
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[14,15]	1,789,585	1,789

		12,627

Total short-term securities (cost: $112,575,000)		112,559

Total investment securities 104.64% (cost: $1,052,874,000)		1,148,574
Other assets less liabilities (4.64)%		(50,964)

Net assets 100.00%		$1,097,610

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	64	September 2022	USD26,065	$8
90 Day Eurodollar Futures	Long	94	September 2022	22,747	(611)
2 Year U.S. Treasury Note Futures	Short	34	September 2022	(7,141)	(68)
5 Year U.S. Treasury Note Futures	Long	129	September 2022	14,480	7
10 Year Ultra U.S. Treasury Note Futures	Long	37	September 2022	4,713	(67)
10 Year U.S. Treasury Note Futures	Long	25	September 2022	2,963	(34)
20 Year U.S. Treasury Bond Futures	Long	11	September 2022	1,525	(21)
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2022	10,341	(241)

					$(1,027)

Swap contracts

Interest rate swaps

  Centrally cleared interest rate swaps

Receive		Pay					Upfront	Unrealized
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	premium paid (000)	appreciation at 6/30/2022 (000)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,635	$57	$–	$ 57
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	53	–	53
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	52	–	52
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	34	–	34
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	8	–	8

108 American Funds Insurance Series

Capital Income Builder (continued)

Swap contracts (continued)

Interest rate swaps (continued)

  Centrally cleared interest rate swaps (continued)

Receive		Pay					Upfront	Unrealized
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	premium paid (000)	appreciation at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	USD7,200	$1,224	$–	$1,224
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	329	–	329

						$1,757	$–	$1,757

Credit default swaps

  Centrally cleared credit default swaps on credit indices – sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	USD6,138	$(185)	$174	$(359)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Investment funds 2.62%
Capital Group Central Corporate Bond Fund	$30,304	$3,186		$–	$–	$(4,738)	$28,752	$402

Short-term securities 9.43%
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[14]	42,892	156,994		99,931	(4)	(19)	99,932	185

Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 1.38%[14,15]	1,954	1,625	[16]				3,579	–	[17]

Total short-term securities							103,511

Total 12.05%					$(4)	$(4,757)	$132,263	$587

American Funds Insurance Series 109

Capital Income Builder (continued)

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,860,000, which represented 1.90% of the net assets of the fund.

[2]

All or a portion of this security was on loan. The total value of all such securities was $13,384,000, which represented 1.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $720,000, which represented .07% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Amount less than one thousand.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,776,000, which represented .16% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[12]	Purchased on a TBA basis.
[13]	Step bond; coupon rate may change at a later date.
[14]	Rate represents the seven-day yield at 6/30/2022.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

EFFR = Effective Federal Funds Rate

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

110 American Funds Insurance Series

Asset Allocation Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 66.90%		Shares	Value (000)
Health care	UnitedHealth Group, Inc.	1,060,800	$544,859
11.72%	Johnson & Johnson	2,330,000	413,598
	Humana, Inc.	522,000	244,333
	Cigna Corp.	900,000	237,168
	Pfizer, Inc.	3,387,556	177,610
	Abbott Laboratories	1,600,000	173,840
	CVS Health Corp.	1,813,000	167,993
	Vertex Pharmaceuticals, Inc.[1]	555,500	156,534
	Eli Lilly and Company	400,469	129,844
	Regeneron Pharmaceuticals, Inc.[1]	214,600	126,856
	AbbVie, Inc.	821,978	125,894
	Gilead Sciences, Inc.	1,845,000	114,039
	Bristol-Myers Squibb Company	1,117,017	86,010
	Thermo Fisher Scientific, Inc.	116,000	63,020
	Centene Corp.[1]	531,513	44,971
	AbCellera Biologics, Inc.[1,2]	2,676,672	28,507
	Alnylam Pharmaceuticals, Inc.[1]	188,334	27,469
	Rotech Healthcare, Inc.[1,3,4,5]	184,138	18,782
	Zoetis, Inc., Class A	95,618	16,436
	Horizon Therapeutics PLC[1]	192,328	15,340
	Ultragenyx Pharmaceutical, Inc.[1]	217,400	12,970

			2,926,073

Information	Microsoft Corp.	3,906,015	1,003,182
technology	Broadcom, Inc.	1,536,813	746,599
10.33%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,930,000	239,528
	ASML Holding NV (New York registered) (ADR)	341,764	162,639
	MKS Instruments, Inc.	1,500,000	153,945
	Mastercard, Inc., Class A	195,977	61,827
	NVIDIA Corp.	332,696	50,433
	MicroStrategy, Inc., Class A1,2	203,897	33,500
	Paychex, Inc.	240,000	27,329
	DocuSign, Inc.[1]	440,000	25,247
	Apple, Inc.	150,000	20,508
	GoDaddy, Inc., Class A1	281,000	19,546
	KLA Corp.	49,000	15,635
	Applied Materials, Inc.	135,000	12,282
	Adobe, Inc.[1]	15,500	5,674

			2,577,874

Financials	CME Group, Inc., Class A	977,200	200,033
9.61%	Apollo Asset Management, Inc.	3,886,410	188,413
	Chubb, Ltd.	800,000	157,264
	First Republic Bank	1,000,000	144,200
	Aon PLC, Class A	489,000	131,874
	Toronto-Dominion Bank (CAD denominated)	1,996,383	130,916
	Capital One Financial Corp.	1,150,000	119,818
	Synchrony Financial	4,100,000	113,242
	JPMorgan Chase & Co.	998,100	112,396
	Bank of America Corp.	3,500,000	108,955
	Western Alliance Bancorporation	1,182,849	83,509
	Intercontinental Exchange, Inc.	776,000	72,975
	SLM Corp.	4,530,000	72,208
	KKR & Co., Inc.	1,497,000	69,296
	Blue Owl Capital, Inc., Class A2	6,623,054	66,429
	Wells Fargo & Company	1,570,000	61,497
	M&T Bank Corp.	375,000	59,771
	Ares Management Corp., Class A	1,015,403	57,736
	Nasdaq, Inc.	370,100	56,455
	Brookfield Asset Management, Inc., Class A	1,260,000	56,032

American Funds Insurance Series	111

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Signature Bank	271,435	$48,644
(continued)	Fifth Third Bancorp	1,191,000	40,018
	S&P Global, Inc.	118,700	40,009
	The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	34,951
	Citizens Financial Group, Inc.	940,000	33,549
	EQT AB	1,446,647	29,612
	Antin Infrastructure Partners SA	1,243,300	29,342
	Blackstone, Inc., nonvoting shares	237,500	21,667
	Bridgepoint Group PLC	5,809,554	17,086
	Progressive Corp.	105,000	12,208
	OneMain Holdings, Inc.	300,000	11,214
	Islandsbanki hf.	9,555,235	8,663
	Hong Kong Exchanges and Clearing, Ltd.	170,000	8,363
	Jonah Energy Parent, LLC[3,4]	32,117	2,061
	Sberbank of Russia PJSC[1,3,4,6]	8,880,000	–	[7]

			2,400,406

Consumer	Aramark	11,375,152	348,421
discretionary	Home Depot, Inc.	1,226,200	336,310
7.83%	Amazon.com, Inc.[1]	2,371,740	251,903
	Dollar General Corp.	736,909	180,867
	LVMH Moët Hennessy-Louis Vuitton SE	224,596	136,912
	Booking Holdings, Inc.[1]	72,045	126,006
	General Motors Company[1]	3,750,000	119,100
	Target Corp.	750,000	105,922
	Lear Corp.	800,000	100,712
	D.R. Horton, Inc.	870,000	57,585
	Etsy, Inc.[1]	742,289	54,343
	Royal Caribbean Cruises, Ltd.[1]	1,470,324	51,329
	YUM! Brands, Inc.	277,000	31,442
	Xpeng, Inc., Class A (ADR)[1]	703,800	22,339
	Darden Restaurants, Inc.	142,000	16,063
	Chipotle Mexican Grill, Inc.[1]	5,800	7,582
	Dr. Martens PLC	2,375,000	6,863

			1,953,699

Consumer staples	Philip Morris International, Inc.	8,992,421	887,912
5.92%	British American Tobacco PLC (ADR)	2,634,146	113,031
	British American Tobacco PLC	1,400,000	59,980
	Nestlé SA	1,300,000	151,754
	Archer Daniels Midland Company	1,880,000	145,888
	Altria Group, Inc.	1,570,000	65,579
	Avenue Supermarts, Ltd.[1]	970,539	41,860
	Costco Wholesale Corp.	26,000	12,461

			1,478,465

Industrials	Northrop Grumman Corp.	853,553	408,485
5.63%	L3Harris Technologies, Inc.	1,194,000	288,590
	Lockheed Martin Corp.	644,500	277,109
	Boeing Company[1]	820,000	112,110
	Caterpillar, Inc.	618,000	110,474
	CSX Corp.	2,628,369	76,380
	Raytheon Technologies Corp.	395,000	37,963
	Storskogen Group AB, Class B2	23,562,528	33,329
	AMETEK, Inc.	140,000	15,385
	Cintas Corp.	40,000	14,941

112 American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Copart, Inc.[1]	116,000	$12,605
(continued)	Chart Industries, Inc.[1]	68,000	11,382
	Air Lease Corp., Class A	220,000	7,355

			1,406,108

Communication	Alphabet, Inc., Class C1	194,843	426,209
services	Alphabet, Inc., Class A1	8,450	18,415
5.09%	Charter Communications, Inc., Class A1	821,000	384,663
	Meta Platforms, Inc., Class A1	1,506,948	242,995
	Comcast Corp., Class A	3,307,000	129,767
	Activision Blizzard, Inc.	447,541	34,846
	Netflix, Inc.[1]	168,491	29,464
	Electronic Arts, Inc.	35,000	4,258

			1,270,617

Materials	Corteva, Inc.	3,900,000	211,146
4.17%	Vale SA, ordinary nominative shares	7,201,887	105,356
	Mosaic Co.	1,940,000	91,626
	Royal Gold, Inc.	845,000	90,229
	Nucor Corp.	812,700	84,854
	LyondellBasell Industries NV	850,000	74,341
	Rio Tinto PLC	1,175,000	70,322
	First Quantum Minerals, Ltd.	3,220,000	61,088
	Newmont Corp.	900,000	53,703
	Wheaton Precious Metals Corp.	1,353,000	48,749
	Franco-Nevada Corp.	347,089	45,657
	Allegheny Technologies, Inc.[1]	1,750,000	39,742
	Nutrien, Ltd. (CAD denominated)	400,272	31,877
	Air Products and Chemicals, Inc.	84,000	20,200
	Sherwin-Williams Company	54,700	12,248

			1,041,138

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,565,100	406,524
3.43%	Pioneer Natural Resources Company	782,000	174,448
	Cenovus Energy, Inc. (CAD denominated)	6,000,000	114,155
	Hess Corp.	400,000	42,376
	Chevron Corp.	270,000	39,091
	ConocoPhillips	402,000	36,104
	TC Energy Corp.	631,700	32,728
	Equitrans Midstream Corp.	1,060,000	6,742
	Chesapeake Energy Corp.	30,189	2,448
	Diamond Offshore Drilling, Inc.[1,2]	247,104	1,455
	Diamond Offshore Drilling, Inc.[1,6]	86,354	509
	McDermott International, Ltd.[1,3,4]	40,219	23
	Bighorn Permian Resources, LLC[1,3,4]	4,392	23
	Constellation Oil Services Holding SA, Class B-1[1,3,4]	480,336	–	[7]

			856,626

Real estate	VICI Properties, Inc. REIT	11,720,160	349,144
2.25%	Gaming and Leisure Properties, Inc. REIT	2,595,400	119,025
	STORE Capital Corp. REIT	2,200,000	57,376
	Crown Castle International Corp. REIT	166,000	27,951
	Equinix, Inc. REIT	12,700	8,344

			561,840

American Funds Insurance Series 113

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Enel SpA	20,400,000	$111,594
0.92%	Exelon Corp.	1,195,231	54,168
	CenterPoint Energy, Inc.	1,197,782	35,430
	Evergy, Inc.	298,000	19,445
	Constellation Energy Corp.	138,666	7,940

			228,577

	Total common stocks (cost: $12,391,314,000)		16,701,423

Preferred securities 0.00%
Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,4,6]	450	144

0.00%	Total preferred securities (cost: $466,000)		144

Rights & warrants 0.00%
Energy	Constellation Oil Services Holding SA, Class D, warrants[1,3,4]	4	–	[7]

0.00%	Total rights & warrants (cost: $0)		–	[7]

Convertible stocks 0.20%
Health care	Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4,5]	50,000	50,000

0.20%	Total convertible stocks (cost: $50,000,000)		50,000

Investment funds 5.58%
	Capital Group Central Corporate Bond Fund[8]	165,135,085	1,393,740

	Total investment funds (cost: $1,663,339,000)		1,393,740

Bonds, notes & other debt instruments 22.54%		Principal amount (000)
U.S. Treasury bonds & notes 8.05%
U.S. Treasury	U.S. Treasury 1.375% 2022	USD280	280
5.58%	U.S. Treasury 1.625% 2022	94	94
	U.S. Treasury 0.125% 2023	44,825	44,081
	U.S. Treasury 2.25% 2023	5,000	4,948
	U.S. Treasury 2.375% 2023	5,000	4,994
	U.S. Treasury 2.75% 2023	15,000	14,988
	U.S. Treasury 1.00% 2024	10,725	10,214
	U.S. Treasury 1.50% 2024	907	877
	U.S. Treasury 2.25% 2024	5,000	4,945
	U.S. Treasury 2.50% 2024	239,179	237,066
	U.S. Treasury 2.50% 2024	700	694
	U.S. Treasury 3.00% 2024	16,500	16,515
	U.S. Treasury 0.25% 2025	23,812	21,979
	U.S. Treasury 2.50% 2025	3,500	3,455
	U.S. Treasury 2.75% 2025	3,229	3,205
	U.S. Treasury 2.875% 2025	2,724	2,714
	U.S. Treasury 3.00% 2025	10,000	9,985
	U.S. Treasury 0.375% 2026	75,000	68,192
	U.S. Treasury 0.50% 2026	42,515	38,755
	U.S. Treasury 0.75% 2026	16,833	15,431
	U.S. Treasury 0.75% 2026	52	47
	U.S. Treasury 0.875% 2026	565	516
	U.S. Treasury 1.125% 2026	471	434

114 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 1.50% 2026	USD500	$470
(continued)	U.S. Treasury 1.625% 2026	35,000	32,935
	U.S. Treasury 1.625% 2026	7,000	6,656
	U.S. Treasury 1.625% 2026	1,500	1,422
	U.S. Treasury 0.50% 2027	36,300	31,990
	U.S. Treasury 0.625% 2027	7,109	6,228
	U.S. Treasury 1.125% 2027	762	698
	U.S. Treasury 2.375% 2027	880	852
	U.S. Treasury 2.625% 2027	105,393	103,390
	U.S. Treasury 1.25% 2028	3,142	2,813
	U.S. Treasury 1.375% 2028	10,900	9,819
	U.S. Treasury 1.50% 2028	50,000	45,377
	U.S. Treasury 2.875% 2028	5,217	5,154
	U.S. Treasury 2.875% 2029	50,000	49,389
	U.S. Treasury 0.625% 2030	20,225	16,856
	U.S. Treasury 1.50% 2030	36,651	32,903
	U.S. Treasury 2.875% 2032[9]	206,475	204,015
	U.S. Treasury 1.125% 2040	62,775	43,559
	U.S. Treasury 1.375% 2040[9]	52,695	37,810
	U.S. Treasury 1.75% 2041	47,854	36,257
	U.S. Treasury 2.00% 2041	1,181	934
	U.S. Treasury 2.375% 2042	9,305	7,857
	U.S. Treasury 3.25% 2042	10,694	10,393
	U.S. Treasury 2.50% 2046	3,755	3,174
	U.S. Treasury 3.00% 2047	9,355	8,718
	U.S. Treasury 3.00% 2048	336	316
	U.S. Treasury 2.25% 2049	15,000	12,253
	U.S. Treasury 1.375% 2050	12,500	8,194
	U.S. Treasury 2.00% 2050	13,825	10,674
	U.S. Treasury 2.00% 2051	1,356	1,044
	U.S. Treasury 2.375% 2051	4,758	4,001
	U.S. Treasury 2.25% 2052[9]	187,501	153,630

			1,394,190

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	95,764	96,387
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	7,579	7,657
securities	U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	21,407	21,715
2.47%	U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	97,111	98,720
	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	25,738	25,752
	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	3,788	3,785
	U.S. Treasury Inflation-Protected Security 0.25% 2025[10]	24,408	24,560
	U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	4,510	4,555
	U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	117,121	115,994
	U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	42,270	41,868
	U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	20,152	20,324
	U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	22,718	22,903
	U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	26,261	24,919
	U.S. Treasury Inflation-Protected Security 0.125% 2032[10]	58,733	55,582
	U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]	53,507	51,174

			615,895

	Total U.S. Treasury bonds & notes		2,010,085

Mortgage-backed obligations 6.72%
Federal agency	Fannie Mae Pool #AD7072 4.00% 2025[11]	2	2
mortgage-backed	Fannie Mae Pool #AE2321 4.00% 2025[11]	1	1
obligations	Fannie Mae Pool #AE3069 4.00% 2025[11]	1	1
6.11%	Fannie Mae Pool #AH6431 4.00% 2026[11]	228	230
	Fannie Mae Pool #890329 4.00% 2026[11]	35	35

American Funds Insurance Series 115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #AH5618 4.00% 2026[11]	USD2		$2
mortgage-backed	Fannie Mae Pool #AH0829 4.00% 2026[11]	2		2
obligations	Fannie Mae Pool #MA1109 4.00% 2027[11]	3		3
(continued)	Fannie Mae Pool #MA3653 3.00% 2029[11]	16		15
	Fannie Mae Pool #AL8347 4.00% 2029[11]	244		247
	Fannie Mae Pool #254767 5.50% 2033[11]	226		242
	Fannie Mae Pool #555956 5.50% 2033[11]	146		156
	Fannie Mae Pool #BN1085 4.00% 2034[11]	431		438
	Fannie Mae Pool #BN3172 4.00% 2034[11]	167		169
	Fannie Mae Pool #AS8554 3.00% 2036[11]	6,381		6,242
	Fannie Mae Pool #929185 5.50% 2036[11]	398		426
	Fannie Mae Pool #893641 6.00% 2036[11]	796		872
	Fannie Mae Pool #893688 6.00% 2036[11]	168		184
	Fannie Mae Pool #907239 6.00% 2036[11]	56		61
	Fannie Mae Pool #AD0249 5.50% 2037[11]	120		129
	Fannie Mae Pool #190379 5.50% 2037[11]	61		65
	Fannie Mae Pool #924952 6.00% 2037[11]	908		995
	Fannie Mae Pool #888292 6.00% 2037[11]	600		657
	Fannie Mae Pool #928031 6.00% 2037[11]	69		75
	Fannie Mae Pool #888637 6.00% 2037[11]	11		12
	Fannie Mae Pool #AD0119 6.00% 2038[11]	1,024		1,123
	Fannie Mae Pool #AD0095 6.00% 2038[11]	757		830
	Fannie Mae Pool #995674 6.00% 2038[11]	338		370
	Fannie Mae Pool #AE0021 6.00% 2038[11]	302		331
	Fannie Mae Pool #AL7164 6.00% 2038[11]	202		216
	Fannie Mae Pool #AB0538 6.00% 2038[11]	114		124
	Fannie Mae Pool #889983 6.00% 2038[11]	20		22
	Fannie Mae Pool #995391 6.00% 2038[11]	17		18
	Fannie Mae Pool #995224 6.00% 2038[11]	8		9
	Fannie Mae Pool #AD0833 6.00% 2039[11]	–	[7]	–	[7]
	Fannie Mae Pool #AL0013 6.00% 2040[11]	202		222
	Fannie Mae Pool #AL0309 6.00% 2040[11]	69		76
	Fannie Mae Pool #MA4501 2.00% 2041[11]	9,156		8,189
	Fannie Mae Pool #MA4387 2.00% 2041[11]	8,007		7,161
	Fannie Mae Pool #AB4536 6.00% 2041[11]	457		495
	Fannie Mae Pool #AL7228 6.00% 2041[11]	267		288
	Fannie Mae Pool #FS0305 1.50% 2042[11]	23,696		20,310
	Fannie Mae Pool #MA4520 2.00% 2042[11]	15,523		13,806
	Fannie Mae Pool #AP2131 3.50% 2042[11]	3,348		3,291
	Fannie Mae Pool #AU8813 4.00% 2043[11]	2,395		2,419
	Fannie Mae Pool #AU9348 4.00% 2043[11]	1,403		1,417
	Fannie Mae Pool #AU9350 4.00% 2043[11]	1,073		1,082
	Fannie Mae Pool #AL8773 3.50% 2045[11]	5,612		5,517
	Fannie Mae Pool #AL8354 3.50% 2045[11]	1,445		1,418
	Fannie Mae Pool #AS8310 3.00% 2046[11]	396		375
	Fannie Mae Pool #AL8522 3.50% 2046[11]	2,959		2,895
	Fannie Mae Pool #BD9699 3.50% 2046[11]	1,500		1,467
	Fannie Mae Pool #BD9307 4.00% 2046[11]	1,337		1,343
	Fannie Mae Pool #BC7611 4.00% 2046[11]	115		115
	Fannie Mae Pool #BM1179 3.00% 2047[11]	509		482
	Fannie Mae Pool #BE1290 3.50% 2047[11]	2,188		2,140
	Fannie Mae Pool #CA0770 3.50% 2047[11]	1,665		1,632
	Fannie Mae Pool #MA3211 4.00% 2047[11]	2,898		2,913
	Fannie Mae Pool #257036 7.00% 2047[11]	6		7
	Fannie Mae Pool #256975 7.00% 2047[11]	2		2
	Fannie Mae Pool #FM3278 3.50% 2048[11]	18,036		17,646
	Fannie Mae Pool #MA3277 4.00% 2048[11]	12		12
	Fannie Mae Pool #BK5255 4.00% 2048[11]	13		12
	Fannie Mae Pool #CA4756 3.00% 2049[11]	1,857		1,745
	Fannie Mae Pool #CB2375 2.50% 2051[11]	8,289		7,502
	Fannie Mae Pool #CB2319 2.50% 2051[11]	204		185

116 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #CB2372 2.50% 2051[11]	USD97	$88
mortgage-backed	Fannie Mae Pool #BT9510 2.50% 2051[11]	97	88
obligations	Fannie Mae Pool #BT9483 2.50% 2051[11]	98	88
(continued)	Fannie Mae Pool #FM8453 3.00% 2051[11]	5,152	4,861
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]	92	98
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]	27	30
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,12]	204	203
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[11,12]	2,529	2,521
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,12]	2,637	2,643
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,12]	4,093	4,063
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,12]	1,853	1,852
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 2026[11,12]	7,783	7,501
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,12]	2,784	2,717
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[11]	46	40
	Freddie Mac Pool #C91912 3.00% 2037[11]	11,757	11,544
	Freddie Mac Pool #G03978 5.00% 2038[11]	462	488
	Freddie Mac Pool #G04553 6.50% 2038[11]	55	60
	Freddie Mac Pool #G08347 4.50% 2039[11]	72	75
	Freddie Mac Pool #C03518 5.00% 2040[11]	612	646
	Freddie Mac Pool #Q05807 4.00% 2042[11]	1,777	1,796
	Freddie Mac Pool #Q23185 4.00% 2043[11]	1,403	1,418
	Freddie Mac Pool #Q23190 4.00% 2043[11]	833	844
	Freddie Mac Pool #760014 2.797% 2045[11,12]	204	203
	Freddie Mac Pool #Q37988 4.00% 2045[11]	6,202	6,243
	Freddie Mac Pool #G60344 4.00% 2045[11]	5,323	5,382
	Freddie Mac Pool #Z40130 3.00% 2046[11]	4,764	4,558
	Freddie Mac Pool #Q41909 4.50% 2046[11]	285	292
	Freddie Mac Pool #Q41090 4.50% 2046[11]	252	257
	Freddie Mac Pool #760015 2.557% 2047[11,12]	487	482
	Freddie Mac Pool #Q46021 3.50% 2047[11]	1,166	1,141
	Freddie Mac Pool #SI2002 4.00% 2048[11]	2,562	2,570
	Freddie Mac Pool #SD7528 2.00% 2050[11]	18,947	16,578
	Freddie Mac Pool #SD7545 2.50% 2051[11]	7,407	6,727
	Freddie Mac Pool #RA6483 2.50% 2051[11]	7,232	6,535
	Freddie Mac Pool #QD3220 2.50% 2051[11]	97	88
	Freddie Mac Pool #RA5971 3.00% 2051[11]	7,186	6,752
	Freddie Mac, Series T041, Class 3A, 4.493% 2032[11,12]	199	201
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[11]	3,573	3,519
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[11]	4,000	3,987
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,12]	9,778	9,861
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[11]	10,050	9,788
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[11]	7,370	7,314
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]	4,755	4,675
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]	3,237	3,300
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[11]	19,961	17,884
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	5,498	5,359
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,12]	5,424	5,296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,12]	2,810	2,745
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,12]	1,218	1,198
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,12]	971	939
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	2,047	1,996
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]	1,982	1,964
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	796	778

American Funds Insurance Series 117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[11]	USD10,209	$10,103
mortgage-backed
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]	5,832	5,680
(continued)
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]	2,318	2,299
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]	2,951	2,836
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[11]	4,582	4,542
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[11]	2,455	2,412
	Government National Mortgage Assn. 2.00% 2052[11,13]	68,784	61,046
	Government National Mortgage Assn. 2.50% 2052[11,13]	5,866	5,370
	Government National Mortgage Assn. 3.00% 2052[11,13]	98,663	93,044
	Government National Mortgage Assn. 3.50% 2052[11,13]	16,452	15,968
	Government National Mortgage Assn. 4.00% 2052[11,13]	8,644	8,590
	Government National Mortgage Assn. 4.00% 2052[11,13]	7,382	7,352
	Government National Mortgage Assn. 4.50% 2052[11,13]	33,456	33,830
	Government National Mortgage Assn. Pool #BD7245 4.00% 2048[11]	441	441
	Government National Mortgage Assn. Pool #MA5652 4.50% 2048[11]	381	388
	Government National Mortgage Assn. Pool #MA6602 4.50% 2050[11]	226	231
	Government National Mortgage Assn. Pool #MA7259 4.50% 2051[11]	2,018	2,065
	Government National Mortgage Assn. Pool #MA7316 4.50% 2051[11]	558	569
	Uniform Mortgage-Backed Security 1.50% 2037[11,13]	19,795	18,006
	Uniform Mortgage-Backed Security 2.00% 2037[11,13]	27,169	25,366
	Uniform Mortgage-Backed Security 2.50% 2037[11,13]	638	609
	Uniform Mortgage-Backed Security 3.00% 2037[11,13]	12,453	12,169
	Uniform Mortgage-Backed Security 2.00% 2052[11,13]	134,092	116,283
	Uniform Mortgage-Backed Security 2.50% 2052[11,13]	155,788	139,985
	Uniform Mortgage-Backed Security 3.00% 2052[11,13]	236,465	220,060
	Uniform Mortgage-Backed Security 3.00% 2052[11,13]	4,800	4,472
	Uniform Mortgage-Backed Security 3.50% 2052[11,13]	130,313	125,212
	Uniform Mortgage-Backed Security 4.00% 2052[11,13]	73,067	71,827
	Uniform Mortgage-Backed Security 4.00% 2052[11,13]	27,346	26,928
	Uniform Mortgage-Backed Security 4.50% 2052[11,13]	79,783	79,936
	Uniform Mortgage-Backed Security 4.50% 2052[11,13]	27,637	27,639
	Uniform Mortgage-Backed Security 5.00% 2052[11,13]	80,945	82,414
	Uniform Mortgage-Backed Security 5.00% 2052[11,13]	14,450	14,681

			1,525,097

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[11]	2,909	2,554
mortgage-backed	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[11,12]	2,550	2,383
securities	Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 2.174% 2036[6,11,12]	2,000	1,961
0.46%
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[11]	1,000	967
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[11]	2,960	2,574
	Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[11,12]	6,337	6,467
	BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.913% 2034[6,11,12]	5,954	5,658
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[6,11,12]	4,505	4,352
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[6,11,12]	7,968	7,506
	BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[6,11,12]	5,968	5,594
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[6,11,12]	7,481	7,192

118 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[6,11,12]	USD5,254	$5,065
mortgage-backed
securities	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[6,11,12]	1,351	1,297
(continued)
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[6,11,12]	1,220	1,161
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[11]	614	607
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[11]	4,735	4,684
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[11]	923	916
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[6,11,12]	1,564	1,528
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[6,11,12]	1,428	1,388
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[6,11,12]	1,492	1,446
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[6,11]	3,795	3,147
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[11]	2,489	2,168
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[6,11]	1,964	1,812
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[6,11]	868	797
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[6,11,12]	523	467
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[6,11]	1,431	1,254
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[6,11,12]	3,572	3,445
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[6,11,12]	1,904	1,828
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[6,11]	13,772	12,136
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[6,11,12]	3,950	3,854
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[11]	663	657
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[11]	582	573
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[6,11]	2,194	1,867
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[6,11,12]	4,808	4,576
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.279% 2039[6,11,12]	10,709	10,315

			114,196

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[6,11,12]	1,254	1,164
mortgage-backed	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[6,11,12]	1,556	1,550
obligations (privately
originated)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[6,11,12]	1,345	1,322
0.15%	Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[6,11,12]	562	556

	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[6,11]	4,102	3,789
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[6,11,12]	2,230	2,101
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]	156	152
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,11]	6,481	6,980
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,11]	2,299	2,478
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 4.924% 2027[11,12]	321	324
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[6,11]	4,356	3,897

American Funds Insurance Series 119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[6,11,12]	USD3,481	$3,482
mortgage-backed	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[6,11,12]	1,133	1,129
obligations (privately	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[11]	329	320
originated)	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[6,11,12]	4,040	3,926
(continued)
	MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[6,11,12]	1,745	1,723
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[6,11,12]	2,862	2,449
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[6,11,12]	403	395

			37,737

	Total mortgage-backed obligations		1,677,030

Corporate bonds, notes & loans 6.00%
Financials	ACE INA Holdings, Inc. 2.875% 2022	3,880	3,881
1.23%	ACE INA Holdings, Inc. 3.35% 2026	880	862
	ACE INA Holdings, Inc. 4.35% 2045	400	378
	Advisor Group Holdings, LLC 6.25% 2028[6]	4,470	3,907
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	4,756
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	3,796
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,275
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,409
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	1,423
	AG Merger Sub II, Inc. 10.75% 2027[6]	2,420	2,396
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[6]	2,100	1,821
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[6]	2,295	1,908
	Ally Financial, Inc. 8.00% 2031	3,000	3,286
	American International Group, Inc. 2.50% 2025	15,800	15,080
	AmWINS Group, Inc. 4.875% 2029[6]	1,348	1,106
	Aretec Escrow Issuer, Inc. 7.50% 2029[6]	1,000	854
	Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[14]	2,428	2,131
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[14]	6,000	5,983
	Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[14]	6,000	5,788
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[14]	2,500	2,241
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[14]	1,565	1,394
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[14]	2,345	2,186
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[14]	1,000	800
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[14]	1,953	1,613
	Bank of Nova Scotia 1.625% 2023	5,000	4,932
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,615
	Berkshire Hathaway, Inc. 3.125% 2026	500	491
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[6,14]	2,400	2,010
	Castlelake Aviation Finance DAC 5.00% 2027[6]	3,370	2,805
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[14]	3,254	2,843
	CME Group, Inc. 3.75% 2028	3,425	3,380
	Coinbase Global, Inc. 3.375% 2028[6]	2,625	1,660
	Coinbase Global, Inc. 3.625% 2031[6]	2,875	1,623
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,219
	Commonwealth Bank of Australia 3.35% 2024[6]	1,000	995
	Commonwealth Bank of Australia 2.688% 2031[6]	4,575	3,728
	Compass Diversified Holdings 5.25% 2029[6]	820	678
	Compass Diversified Holdings 5.00% 2032[6]	715	554
	Corebridge Financial, Inc. 3.50% 2025[6]	642	624
	Corebridge Financial, Inc. 3.65% 2027[6]	914	860
	Corebridge Financial, Inc. 3.85% 2029[6]	621	574
	Corebridge Financial, Inc. 3.90% 2032[6]	351	315
	Corebridge Financial, Inc. 4.35% 2042[6]	203	174
	Corebridge Financial, Inc. 4.40% 2052[6]	489	409

120 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Crédit Agricole SA 4.375% 2025[6]	USD850	$837
(continued)	Credit Suisse Group AG 3.80% 2023	1,625	1,610
	Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,14]	800	720
	Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,14]	6,000	5,905
	Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[14]	5,000	4,332
	Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[3,4,12,15]	816	723
	Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,4,15]	1,089	926
	FS Energy and Power Fund 7.50% 2023[6]	1,995	2,003
	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[14]	2,198	1,947
	Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[14]	4,000	3,633
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[14]	390	368
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[14]	2,323	1,931
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[14]	2,000	1,531
	Groupe BPCE SA 2.75% 2023[6]	600	598
	Groupe BPCE SA 5.70% 2023[6]	2,250	2,284
	Groupe BPCE SA 5.15% 2024[6]	3,710	3,713
	Groupe BPCE SA 1.00% 2026[6]	3,000	2,664
	Hightower Holding, LLC 6.75% 2029[6]	870	655
	HSBC Holdings PLC 4.25% 2024	3,000	2,988
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[14]	625	597
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[14]	3,000	2,775
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[14]	1,500	1,379
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,052
	Icahn Enterprises Finance Corp. 4.375% 2029	1,525	1,235
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	5,464
	Intesa Sanpaolo SpA 3.375% 2023[6]	750	747
	Intesa Sanpaolo SpA 3.25% 2024[6]	750	727
	Intesa Sanpaolo SpA 5.017% 2024[6]	1,730	1,652
	Intesa Sanpaolo SpA 3.875% 2027[6]	300	277
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[14]	4,725	4,713
	JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[14]	6,000	5,933
	JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[14]	4,000	3,938
	JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[14]	299	294
	Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[14]	1,222	1,101
	Ladder Capital Corp. 4.25% 2027[6]	3,757	3,039
	Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[14]	750	748
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,006
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[14]	800	712
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,091
	LPL Holdings, Inc. 4.625% 2027[6]	2,700	2,525
	LPL Holdings, Inc. 4.375% 2031[6]	1,805	1,545
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	822
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,687
	Marsh & McLennan Companies, Inc. 4.90% 2049	719	707
	Marsh & McLennan Companies, Inc. 2.90% 2051	920	648
	MGIC Investment Corp. 5.25% 2028	1,175	1,054
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,569
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[14]	300	299
	Morgan Stanley 3.125% 2026	325	311
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[14]	2,000	1,734
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[14]	856	675
	MSCI, Inc. 3.625% 2031[6]	2,225	1,836
	National Australia Bank, Ltd. 1.887% 2027[6]	5,000	4,539
	Navient Corp. 5.50% 2023	2,594	2,576

American Funds Insurance Series 121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Navient Corp. 5.875% 2024	USD1,005	$926
(continued)	Navient Corp. 6.125% 2024	8,030	7,629
	Navient Corp. 5.50% 2029	5,980	4,620
	New York Life Global Funding 2.35% 2026[6]	590	558
	Northwestern Mutual Global Funding 1.75% 2027[6]	9,400	8,553
	Onemain Finance Corp. 3.875% 2028	756	579
	Owl Rock Capital Corp. 3.75% 2025	2,874	2,661
	Owl Rock Capital Corp. 4.00% 2025	102	96
	Owl Rock Capital Corp. 3.40% 2026	1,290	1,135
	Owl Rock Capital Corp. II 4.625% 2024[6]	2,305	2,194
	Owl Rock Capital Corp. III 3.125% 2027[6]	2,520	2,156
	Owl Rock Core Income Corp. 4.70% 2027[6]	2,500	2,283
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[6]	1,125	1,079
	PNC Financial Services Group, Inc. 2.854% 2022[14]	1,445	1,446
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,006
	Power Financial Corp., Ltd. 5.25% 2028	383	381
	Power Financial Corp., Ltd. 6.15% 2028	350	364
	Power Financial Corp., Ltd. 4.50% 2029	554	517
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,077
	Prudential Financial, Inc. 4.35% 2050	2,205	2,036
	Prudential Financial, Inc. 3.70% 2051	755	632
	Quicken Loans, LLC 3.625% 2029[6]	1,505	1,186
	Rabobank Nederland 4.375% 2025	4,500	4,469
	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[6]	2,110	1,750
	Royal Bank of Canada 1.15% 2025	4,711	4,365
	Ryan Specialty Group, LLC 4.375% 2030[6]	270	235
	Springleaf Finance Corp. 6.125% 2024	2,550	2,442
	Starwood Property Trust, Inc. 5.50% 2023[6]	1,160	1,149
	Starwood Property Trust, Inc. 4.375% 2027[6]	1,540	1,339
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,14]	2,800	2,658
	Toronto-Dominion Bank 2.65% 2024	625	614
	Toronto-Dominion Bank 0.75% 2025	5,375	4,858
	Toronto-Dominion Bank 1.25% 2026	2,425	2,154
	Toronto-Dominion Bank 1.95% 2027	2,500	2,263
	Toronto-Dominion Bank 2.45% 2032	1,500	1,255
	Travelers Companies, Inc. 4.00% 2047	860	763
	U.S. Bancorp 2.375% 2026	4,000	3,779
	UBS Group AG 4.125% 2025[6]	2,750	2,732
	UniCredit SpA 4.625% 2027[6]	625	600
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[14]	8,000	7,528
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[14]	4,337	4,112
	Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[14]	729	642
	Westpac Banking Corp. 2.75% 2023	1,750	1,747
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[14]	3,000	2,846
	Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[14]	3,325	2,650
	Westpac Banking Corp. 2.963% 2040	1,500	1,087

			307,289

Energy	Antero Midstream Partners LP 5.375% 2029[6]	2,170	1,947
0.69%	Antero Resources Corp. 7.625% 2029[6]	1,634	1,665
	Ascent Resources - Utica, LLC 7.00% 2026[6]	2,000	1,863
	Ascent Resources - Utica, LLC 5.875% 2029[6]	1,040	917
	Bonanza Creek Energy, Inc. 5.00% 2026[6]	480	431
	BP Capital Markets America, Inc. 2.772% 2050	681	474
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,928

122 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Canadian Natural Resources, Ltd. 2.05% 2025	USD961	$900
(continued)	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,480
	Cheniere Energy Partners LP 4.50% 2029	1,085	971
	Cheniere Energy Partners LP 4.00% 2031	4,485	3,824
	Cheniere Energy Partners LP 3.25% 2032[6]	998	788
	Cheniere Energy, Inc. 4.625% 2028	4,645	4,198
	Chesapeake Energy Corp. 4.875% 2022[16]	7,225	140
	Chesapeake Energy Corp. 5.50% 2026[6]	685	654
	Chesapeake Energy Corp. 5.875% 2029[6]	2,240	2,117
	CNX Midstream Partners LP 4.75% 2030[6]	1,055	888
	CNX Resources Corp. 7.25% 2027[6]	1,725	1,693
	CNX Resources Corp. 6.00% 2029[6]	2,675	2,504
	Comstock Resources, Inc. 5.875% 2030[6]	450	388
	Constellation Oil Services Holding SA 13.50% 2025[3,4,6]	1,121	1,120
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[17]	428	358
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,12,17]	204	201
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[12,17]	185	182
	Diamondback Energy, Inc. 4.40% 2051	2,594	2,215
	DT Midstream, Inc. 4.375% 2031[6]	1,680	1,412
	Enbridge Energy Partners LP, Series B, 7.50% 2038	300	353
	Enbridge, Inc. 4.00% 2023	278	279
	Enbridge, Inc. 2.50% 2025	300	289
	Enbridge, Inc. 3.70% 2027	62	59
	Energy Transfer Operating LP 5.00% 2050	1,869	1,593
	Energy Transfer Partners LP 4.50% 2024	1,210	1,211
	Energy Transfer Partners LP 4.75% 2026	2,494	2,488
	Energy Transfer Partners LP 5.25% 2029	757	751
	Energy Transfer Partners LP 6.00% 2048	774	729
	Energy Transfer Partners LP 6.25% 2049	757	735
	Enterprise Products Operating, LLC 4.90% 2046	500	458
	EQM Midstream Partners, LP 4.125% 2026	686	594
	EQM Midstream Partners, LP 6.50% 2027[6]	1,690	1,574
	EQM Midstream Partners, LP 5.50% 2028	3,088	2,672
	EQM Midstream Partners, LP 7.50% 2030[6]	642	618
	EQM Midstream Partners, LP 4.75% 2031[6]	1,635	1,309
	EQT Corp. 5.00% 2029	340	330
	EQT Corp. 7.50% 2030[14]	1,110	1,194
	EQT Corp. 3.625% 2031[6]	400	346
	Equinor ASA 3.00% 2027	4,000	3,853
	Equinor ASA 3.625% 2028	3,685	3,605
	Exxon Mobil Corp. 2.019% 2024	643	627
	Exxon Mobil Corp. 2.44% 2029	1,963	1,768
	Exxon Mobil Corp. 3.452% 2051	1,000	819
	Genesis Energy, LP 6.50% 2025	4,280	3,954
	Genesis Energy, LP 6.25% 2026	1,805	1,615
	Genesis Energy, LP 8.00% 2027	3,812	3,384
	Genesis Energy, LP 7.75% 2028	470	407
	Halliburton Company 3.80% 2025	6	6
	Harvest Midstream I, LP 7.50% 2028[6]	850	800
	Hess Midstream Operations LP 4.25% 2030[6]	960	806
	Hess Midstream Operations LP 5.50% 2030[6]	400	360
	Hess Midstream Partners LP 5.125% 2028[6]	2,155	1,938
	Hilcorp Energy I, LP 6.00% 2030[6]	350	305
	Hilcorp Energy I, LP 6.00% 2031[6]	460	397
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[6]	545	514
	Marathon Oil Corp. 4.40% 2027	1,005	982
	MPLX LP 4.125% 2027	500	484
	MPLX LP 2.65% 2030	4,273	3,571
	MPLX LP 4.50% 2038	750	659
	MPLX LP 4.70% 2048	1,101	928
	MPLX LP 5.50% 2049	4,491	4,176

American Funds Insurance Series 123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	New Fortress Energy, Inc. 6.75% 2025[6]	USD1,065	$1,009
(continued)	New Fortress Energy, Inc. 6.50% 2026[6]	2,435	2,210
	NGL Energy Operating, LLC 7.50% 2026[6]	13,095	11,832
	NGL Energy Partners LP 6.125% 2025	3,422	2,603
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[6]	4,265	3,969
	Oasis Petroleum, Inc. 6.375% 2026[6]	1,945	1,802
	ONEOK, Inc. 5.85% 2026	2,469	2,562
	ONEOK, Inc. 5.20% 2048	2,500	2,222
	Parkland Corp. 4.625% 2030[6]	1,035	841
	Petróleos Mexicanos 6.875% 2025	3,755	3,520
	Petróleos Mexicanos 5.35% 2028	1,870	1,489
	Petróleos Mexicanos 6.75% 2047	706	438
	Pioneer Natural Resources Company 2.15% 2031	1,669	1,376
	Plains All American Pipeline LP 3.80% 2030	113	100
	Range Resources Corp. 8.25% 2029	1,040	1,062
	Range Resources Corp. 4.75% 2030[6]	1,670	1,500
	Rockies Express Pipeline, LLC 4.95% 2029[6]	2,689	2,304
	Schlumberger BV 3.75% 2024[6]	495	493
	Schlumberger BV 4.00% 2025[6]	70	70
	Southwestern Energy Co. 7.75% 2027	2,450	2,503
	Southwestern Energy Co. 8.375% 2028	395	417
	Southwestern Energy Co. 5.375% 2029	1,355	1,259
	Southwestern Energy Co. 5.375% 2030	1,945	1,793
	Southwestern Energy Co. 4.75% 2032	960	823
	Statoil ASA 3.25% 2024	2,850	2,835
	Statoil ASA 4.25% 2041	2,000	1,876
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	572
	Sunoco LP 4.50% 2029	1,050	868
	Sunoco LP 4.50% 2030[6]	1,255	1,016
	Targa Resources Partners LP 5.50% 2030	2,260	2,161
	Teekay Offshore Partners LP 8.50% 2023[3,4,6]	3,550	3,230
	Total SE 2.986% 2041	88	69
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,062
	TransCanada PipeLines, Ltd. 4.10% 2030	598	572
	TransCanada PipeLines, Ltd. 4.75% 2038	2,000	1,896
	TransCanada PipeLines, Ltd. 4.875% 2048	700	673
	Valero Energy Corp. 4.00% 2029	4,000	3,787
	Venture Global Calcasieu Pass, LLC 4.125% 2031[6]	840	720
	Weatherford International, Ltd. 11.00% 2024[6]	1,196	1,207
	Weatherford International, Ltd. 6.50% 2028[6]	2,380	2,140
	Weatherford International, Ltd. 8.625% 2030[6]	6,460	5,373
	Western Gas Partners LP 4.50% 2028	4,468	4,051
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[14]	1,125	976
	Williams Companies, Inc. 3.50% 2030	1,094	987

			173,066

Health care	AbbVie, Inc. 3.80% 2025	206	205
0.68%	AbbVie, Inc. 2.95% 2026	1,445	1,370
	AdaptHealth, LLC 5.125% 2030[6]	830	701
	AmerisourceBergen Corp. 0.737% 2023	1,961	1,924
	Amgen, Inc. 4.20% 2052	875	769
	Amgen, Inc. 4.40% 2062	1,697	1,481
	Anthem, Inc. 2.375% 2025	818	788
	AstraZeneca Finance, LLC 1.20% 2026	3,786	3,431
	AstraZeneca Finance, LLC 1.75% 2028	1,871	1,652
	AstraZeneca Finance, LLC 2.25% 2031	742	647
	AstraZeneca PLC 3.375% 2025	1,140	1,131
	Bausch Health Companies, Inc. 6.125% 2027[6]	1,600	1,363
	Bausch Health Companies, Inc. 4.875% 2028[6]	2,125	1,667

124 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Bausch Health Companies, Inc. 5.00% 2028[6]	USD1,735	$929
(continued)	Bausch Health Companies, Inc. 5.00% 2029[6]	1,000	523
	Bausch Health Companies, Inc. 5.25% 2031[6]	3,910	2,012
	Baxter International, Inc. 1.322% 2024	7,109	6,682
	Baxter International, Inc. 1.915% 2027	4,739	4,248
	Baxter International, Inc. 2.272% 2028	3,180	2,788
	Bayer US Finance II, LLC 3.875% 2023[6]	1,685	1,683
	Becton, Dickinson and Company 3.363% 2024	198	196
	Boston Scientific Corp. 3.45% 2024	313	313
	Centene Corp. 4.25% 2027	565	529
	Centene Corp. 2.45% 2028	1,325	1,109
	Centene Corp. 4.625% 2029	4,785	4,476
	Centene Corp. 3.00% 2030	5,865	4,876
	Cigna Corp. 3.75% 2023	245	246
	Cigna Corp. 4.80% 2038	2,692	2,623
	Community Health Systems, Inc. 5.625% 2027[6]	1,600	1,359
	Community Health Systems, Inc. 5.25% 2030[6]	2,935	2,236
	Eli Lilly and Company 3.375% 2029	1,353	1,325
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,593
	HCA, Inc. 3.375% 2029[6]	804	708
	HCA, Inc. 3.50% 2030	4,050	3,457
	HCA, Inc. 3.625% 2032[6]	1,000	845
	HCA, Inc. 4.375% 2042[6]	1,500	1,210
	HCA, Inc. 4.625% 2052[6]	1,450	1,162
	Jazz Securities DAC 4.375% 2029[6]	1,975	1,761
	Merck & Co., Inc. 1.90% 2028	2,611	2,322
	Merck & Co., Inc. 2.75% 2051	1,103	817
	Molina Healthcare, Inc. 4.375% 2028[6]	440	394
	Molina Healthcare, Inc. 3.875% 2030[6]	2,899	2,483
	Molina Healthcare, Inc. 3.875% 2032[6]	3,855	3,240
	Novant Health, Inc. 3.168% 2051	3,750	2,921
	Novartis Capital Corp. 1.75% 2025	1,250	1,207
	Novartis Capital Corp. 2.00% 2027	2,386	2,224
	Owens & Minor, Inc. 4.375% 2024	5,615	5,496
	Owens & Minor, Inc. 4.50% 2029[6]	3,685	3,013
	Par Pharmaceutical, Inc. 7.50% 2027[6]	6,678	5,096
	Pfizer, Inc. 2.95% 2024	825	822
	Shire PLC 2.875% 2023	1,365	1,350
	Summa Health 3.511% 2051	1,655	1,363
	Tenet Healthcare Corp. 4.875% 2026[6]	11,225	10,366
	Tenet Healthcare Corp. 4.25% 2029[6]	2,060	1,741
	Tenet Healthcare Corp. 4.375% 2030[6]	1,925	1,632
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	7,016	6,928
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	1,891
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	14,646
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	10,195	8,424
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,222
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,370
	UnitedHealth Group, Inc. 4.00% 2029	3,541	3,510
	UnitedHealth Group, Inc. 2.00% 2030	974	835
	UnitedHealth Group, Inc. 2.30% 2031	1,312	1,138
	UnitedHealth Group, Inc. 4.20% 2032	767	767
	UnitedHealth Group, Inc. 3.05% 2041	3,875	3,130
	UnitedHealth Group, Inc. 3.25% 2051	2,504	1,970
	UnitedHealth Group, Inc. 4.75% 2052	7,505	7,514
			169,850

American Funds Insurance Series 125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Allied Universal Holdco, LLC 4.625% 2028[6]	USD1,660	$1,374
discretionary	Amazon.com, Inc. 2.70% 2060	2,765	1,880
0.66%	American Honda Finance Corp. 3.50% 2028	750	723
	Asbury Automotive Group, Inc. 4.625% 2029[6]	2,115	1,751
	Atlas LuxCo 4 SARL 4.625% 2028[6]	1,065	864
	Bayerische Motoren Werke AG 2.25% 2023[6]	300	296
	Caesars Entertainment, Inc. 6.25% 2025[6]	2,815	2,722
	Carnival Corp. 7.625% 2026[6]	700	544
	Carnival Corp. 4.00% 2028[6]	3,875	3,191
	Carvana Co. 5.625% 2025[6]	1,340	1,031
	Carvana Co. 5.50% 2027[6]	3,661	2,368
	Carvana Co. 5.875% 2028[6]	3,474	2,210
	Carvana Co. 4.875% 2029[6]	2,150	1,226
	Daimler Trucks Finance North America, LLC 3.50% 2025[6]	2,000	1,961
	Daimler Trucks Finance North America, LLC 2.00% 2026[6]	2,400	2,158
	Daimler Trucks Finance North America, LLC 3.65% 2027[6]	450	431
	Daimler Trucks Finance North America, LLC 2.375% 2028[6]	1,350	1,163
	Fertitta Entertainment, Inc. 4.625% 2029[6]	3,580	3,062
	Fertitta Entertainment, Inc. 6.75% 2030[6]	1,790	1,379
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[6]	1,300	1,042
	Ford Motor Credit Company, LLC 3.375% 2025	4,475	4,044
	Ford Motor Credit Company, LLC 5.125% 2025	5,855	5,603
	Ford Motor Credit Company, LLC 2.70% 2026	2,110	1,801
	Ford Motor Credit Company, LLC 4.542% 2026	2,455	2,251
	General Motors Financial Co. 3.50% 2024	4,145	4,054
	General Motors Financial Co. 2.35% 2027	272	240
	General Motors Financial Co. 2.70% 2027	467	411
	Hanesbrands, Inc. 4.875% 2026[6]	2,700	2,506
	Hilton Grand Vacations Borrower 5.00% 2029[6]	3,580	2,905
	Hilton Worldwide Holdings, Inc. 4.00% 2031[6]	1,885	1,572
	Home Depot, Inc. 1.50% 2028	3,000	2,614
	Home Depot, Inc. 3.90% 2028	825	826
	Home Depot, Inc. 2.95% 2029	4,000	3,737
	Home Depot, Inc. 1.875% 2031	3,000	2,501
	Home Depot, Inc. 4.25% 2046	2,000	1,882
	Home Depot, Inc. 4.50% 2048	428	418
	Hyundai Capital America 3.25% 2022[6]	480	480
	Hyundai Capital America 1.00% 2024[6]	3,025	2,810
	Hyundai Capital America 1.50% 2026[6]	850	753
	Hyundai Capital America 1.65% 2026[6]	3,075	2,714
	Hyundai Capital America 2.375% 2027[6]	2,579	2,271
	Hyundai Capital America 2.10% 2028[6]	3,075	2,595
	International Game Technology PLC 6.50% 2025[6]	2,855	2,846
	International Game Technology PLC 5.25% 2029[6]	6,490	5,890
	KB Home 7.25% 2030	1,295	1,229
	Kontoor Brands, Inc. 4.125% 2029[6]	910	724
	Lindblad Expeditions, LLC 6.75% 2027[6]	775	666
	Lithia Motors, Inc. 3.875% 2029[6]	1,425	1,213
	Lithia Motors, Inc. 4.375% 2031[6]	1,025	876
	Marriott International, Inc. 2.75% 2033	2,500	1,969
	Melco International Development, Ltd. 5.75% 2028[6]	1,710	1,103
	NCL Corp., Ltd. 5.875% 2026[6]	825	650
	NCL Corp., Ltd. 5.875% 2027[6]	1,375	1,178
	NCL Corp., Ltd. 7.75% 2029[6]	1,375	1,054
	Neiman Marcus Group, LLC 7.125% 2026[6]	1,345	1,244
	Party City Holdings, Inc. 8.75% 2026[6]	1,650	1,112
	Penske Automotive Group, Inc. 3.75% 2029	1,375	1,147
	Premier Entertainment Sub, LLC 5.625% 2029[6]	1,690	1,206
	Premier Entertainment Sub, LLC 5.875% 2031[6]	1,690	1,175
	QVC, Inc. 4.75% 2027	220	174
	QVC, Inc. 4.375% 2028	1,704	1,264

126 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Real Hero Merger Sub 2, Inc. 6.25% 2029[6]	USD715	$543
discretionary	Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	2,023	2,084
(continued)	Royal Caribbean Cruises, Ltd. 4.25% 2026[6]	3,120	2,222
	Royal Caribbean Cruises, Ltd. 5.375% 2027[6]	2,520	1,838
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,544
	Sands China, Ltd. 2.55% 2027[6,14]	2,075	1,515
	Scientific Games Corp. 7.00% 2028[6]	750	705
	Scientific Games Corp. 7.25% 2029[6]	2,240	2,104
	Sonic Automotive, Inc. 4.625% 2029[6]	3,035	2,356
	Sonic Automotive, Inc. 4.875% 2031[6]	1,325	999
	Stellantis Finance US, Inc. 1.711% 2027[6]	2,200	1,915
	Stellantis Finance US, Inc. 2.691% 2031[6]	2,150	1,705
	Tempur Sealy International, Inc. 4.00% 2029[6]	1,235	997
	The Gap, Inc. 3.625% 2029[6]	486	342
	The Gap, Inc. 3.875% 2031[6]	323	226
	Toyota Motor Credit Corp. 0.80% 2026	429	388
	Toyota Motor Credit Corp. 1.90% 2027	4,640	4,267
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,300
	Travel + Leisure Co. 4.50% 2029[6]	2,100	1,628
	VICI Properties LP 4.625% 2029[6]	995	891
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[6]	1,100	1,031
	VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[6]	1,050	1,001
	VICI Properties LP / VICI Note Co., Inc. 4.50% 2026[6]	600	553
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[6]	450	397
	VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[6]	2,225	1,918
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[6]	3,185	2,754
	Volkswagen Group of America Finance, LLC 4.25% 2023[6]	3,770	3,772
	Volkswagen Group of America Finance, LLC 4.625% 2025[6]	3,845	3,846
	Volkswagen Group of America Finance, LLC 3.20% 2026[6]	3,201	3,031
	Wheel Pros, Inc. 6.50% 2029[6]	1,750	1,239
	Wyndham Destinations, Inc. 4.625% 2030[6]	1,300	1,009
	Wyndham Worldwide Corp. 4.375% 2028[6]	2,255	1,976
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	2,193	2,108

			163,288

Communication	Alphabet, Inc. 1.998% 2026	3,000	2,843
services	Alphabet, Inc. 1.90% 2040	1,375	988
0.57%	Alphabet, Inc. 2.25% 2060	1,265	825
	AT&T, Inc. 3.50% 2053	5,140	3,905
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	500	502
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[6]	3,500	2,917
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[6]	2,500	2,146
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[6]	3,875	3,169
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,203
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[6]	2,150	1,766
	CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	3,000	2,088
	Comcast Corp. 2.35% 2027	4,000	3,732
	Comcast Corp. 3.20% 2036	375	318
	Comcast Corp. 3.90% 2038	250	226
	Comcast Corp. 2.80% 2051	791	561
	Comcast Corp. 2.887% 2051	2,571	1,840
	CSC Holdings, LLC 3.375% 2031[6]	1,875	1,392
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[6]	3,655	3,130
	Embarq Corp. 7.995% 2036	3,450	2,598
	Fox Corp. 4.03% 2024	1,120	1,121
	Frontier Communications Corp. 5.875% 2027[6]	2,225	2,006
	Frontier Communications Corp. 5.00% 2028[6]	5,550	4,730
	Frontier Communications Corp. 6.75% 2029[6]	4,400	3,631
	Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,427

American Funds Insurance Series 127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Frontier Communications Holdings, LLC 6.00% 2030[6]	USD1,900	$1,467
services	Frontier Communications Holdings, LLC 8.75% 2030[6]	1,100	1,114
(continued)	Gray Escrow II, Inc. 5.375% 2031[6]	900	723
	iHeartCommunications, Inc. 5.25% 2027[6]	3,093	2,652
	Intelsat Jackson Holding Co. 6.50% 2030[6]	2,891	2,392
	Ligado Networks, LLC 15.50% PIK 2023[6,17]	2,782	1,517
	Live Nation Entertainment, Inc. 3.75% 2028[6]	1,350	1,168
	Magallanes, Inc. 3.638% 2025[6]	3,807	3,692
	Magallanes, Inc. 3.755% 2027[6]	1,018	956
	Magallanes, Inc. 4.054% 2029[6]	1,435	1,315
	Magallanes, Inc. 4.279% 2032[6]	2,903	2,597
	Magallanes, Inc. 5.05% 2042[6]	2,500	2,131
	Magallanes, Inc. 5.141% 2052[6]	1,500	1,261
	Midas OpCo Holdings, LLC 5.625% 2029[6]	3,205	2,584
	Netflix, Inc. 4.875% 2028	1,250	1,179
	Netflix, Inc. 5.875% 2028	2,175	2,132
	Netflix, Inc. 5.375% 2029[6]	25	24
	Netflix, Inc. 6.375% 2029	50	51
	News Corp. 3.875% 2029[6]	875	758
	News Corp. 5.125% 2032[6]	550	488
	Nexstar Broadcasting, Inc. 4.75% 2028[6]	3,175	2,729
	SBA Tower Trust 1.631% 2026[6]	8,707	7,799
	Scripps Escrow II, Inc. 3.875% 2029[6]	2,325	1,953
	Sinclair Television Group, Inc. 4.125% 2030[6]	1,175	934
	Sirius XM Radio, Inc. 4.00% 2028[6]	3,575	3,105
	Sirius XM Radio, Inc. 4.125% 2030[6]	950	796
	Sirius XM Radio, Inc. 3.875% 2031[6]	1,975	1,576
	Sprint Corp. 7.625% 2026	2,425	2,560
	Sprint Corp. 6.875% 2028	7,550	7,962
	Take-Two Interactive Software, Inc. 3.30% 2024	3,175	3,135
	Take-Two Interactive Software, Inc. 3.70% 2027	2,783	2,704
	Take-Two Interactive Software, Inc. 4.00% 2032	2,438	2,291
	TEGNA, Inc. 5.00% 2029	1,500	1,423
	T-Mobile US, Inc. 1.50% 2026	500	452
	T-Mobile US, Inc. 2.05% 2028	325	282
	T-Mobile US, Inc. 3.375% 2029	1,700	1,492
	Univision Communications, Inc. 6.625% 2027[6]	5,800	5,533
	Univision Communications, Inc. 4.50% 2029[6]	3,475	2,920
	Univision Communications, Inc. 7.375% 2030[6]	225	220
	Virgin Media O2 4.25% 2031[6]	4,525	3,650
	Virgin Media Secured Finance PLC 4.50% 2030[6]	2,115	1,743
	VMED O2 UK Financing I PLC 4.75% 2031[6]	225	182
	Vodafone Group PLC 4.375% 2028	350	349
	Vodafone Group PLC 5.25% 2048	500	477
	Vodafone Group PLC 4.25% 2050	4,350	3,644
	Ziggo Bond Co. BV 5.125% 2030[6]	1,775	1,395
	Ziggo Bond Finance BV 4.875% 2030[6]	725	617

			142,188

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 2026[6]	1,005	927
0.48%	ADT Security Corp. 4.125% 2029[6]	1,630	1,327
	Allison Transmission Holdings, Inc. 3.75% 2031[6]	3,445	2,767
	Avis Budget Car Rental, LLC 5.75% 2027[6]	1,025	912
	Avis Budget Group, Inc. 5.375% 2029[6]	2,450	2,042
	Avolon Holdings Funding, Ltd. 3.95% 2024[6]	1,587	1,521
	Avolon Holdings Funding, Ltd. 4.25% 2026[6]	1,126	1,044
	Avolon Holdings Funding, Ltd. 4.375% 2026[6]	1,975	1,832
	Boeing Company 4.875% 2025	1,555	1,551
	Boeing Company 3.10% 2026	251	234

128 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Boeing Company 3.25% 2028	USD4,000	$3,578
(continued)	Boeing Company 5.15% 2030	1,100	1,057
	Boeing Company 3.60% 2034	6,250	4,996
	Boeing Company 5.805% 2050	4,000	3,681
	Bombardier, Inc. 7.50% 2024[6]	760	715
	Bombardier, Inc. 7.125% 2026[6]	2,900	2,400
	Bombardier, Inc. 7.875% 2027[6]	6,745	5,632
	Bombardier, Inc. 6.00% 2028[6]	1,010	758
	BWX Technologies, Inc. 4.125% 2029[6]	1,025	901
	Canadian National Railway Company 3.20% 2046	930	728
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,254
	Canadian Pacific Railway, Ltd. 2.45% 2031	1,738	1,489
	Canadian Pacific Railway, Ltd. 3.10% 2051	829	612
	Clarivate Science Holdings Corp. 3.875% 2028[6]	590	495
	Clarivate Science Holdings Corp. 4.875% 2029[6]	520	429
	CoreLogic, Inc. 4.50% 2028[6]	6,075	4,688
	Covert Mergeco, Inc. 4.875% 2029[6]	1,035	844
	CSX Corp. 4.25% 2029	1,062	1,057
	CSX Corp. 2.50% 2051	1,125	759
	General Electric Capital Corp. 4.418% 2035	649	607
	Honeywell International, Inc. 2.30% 2024	2,640	2,595
	Honeywell International, Inc. 1.35% 2025	5,947	5,606
	Honeywell International, Inc. 2.70% 2029	1,470	1,350
	Icahn Enterprises Finance Corp. 4.75% 2024	2,090	1,957
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,098
	LSC Communications, Inc. 8.75% 2023[3,4,6,16]	4,063	39
	Masco Corp. 1.50% 2028	774	650
	Masco Corp. 2.00% 2031	497	391
	Masco Corp. 3.125% 2051	230	158
	MasTec, Inc. 4.50% 2028[6]	1,425	1,284
	Meritor, Inc. 4.50% 2028[6]	730	704
	Norfolk Southern Corp. 3.05% 2050	2,746	2,018
	Northrop Grumman Corp. 2.93% 2025	1,820	1,782
	Northrop Grumman Corp. 3.25% 2028	3,495	3,325
	Otis Worldwide Corp. 2.293% 2027	2,135	1,935
	Roller Bearing Company of America, Inc. 4.375% 2029[6]	195	166
	Rolls-Royce PLC 5.75% 2027[6]	765	692
	Siemens AG 1.20% 2026[6]	3,887	3,525
	Siemens AG 1.70% 2028[6]	3,700	3,245
	SkyMiles IP, Ltd. 4.75% 2028[6]	2,950	2,789
	The Brink’s Co. 4.625% 2027[6]	2,385	2,124
	TransDigm, Inc. 6.25% 2026[6]	3,476	3,361
	TransDigm, Inc. 5.50% 2027	2,200	1,874
	Triumph Group, Inc. 6.25% 2024[6]	3,390	3,028
	Triumph Group, Inc. 8.875% 2024[6]	1,877	1,893
	Triumph Group, Inc. 7.75% 2025[6]	3,600	2,777
	Union Pacific Corp. 2.40% 2030	2,414	2,137
	Union Pacific Corp. 2.95% 2052	1,000	738
	Union Pacific Corp. 3.839% 2060	546	457
	Union Pacific Corp. 3.799% 2071	545	438
	United Airlines Holdings, Inc. 6.50% 2027[6]	2,200	2,169
	United Airlines, Inc. 4.375% 2026[6]	975	863
	United Airlines, Inc. 4.625% 2029[6]	2,225	1,895
	United Rentals, Inc. 3.875% 2031	2,050	1,733
	United Technologies Corp. 3.65% 2023	52	52
	United Technologies Corp. 3.95% 2025	3,155	3,166
	United Technologies Corp. 4.125% 2028	1,075	1,062
	Vertical U.S. Newco, Inc. 5.25% 2027[6]	2,000	1,787

			118,700

American Funds Insurance Series 129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Alcoa Nederland Holding BV 4.125% 2029[6]	USD950	$851
0.39%	Allegheny Technologies, Inc. 4.875% 2029	710	567
	Allegheny Technologies, Inc. 5.125% 2031	1,110	852
	Anglo American Capital PLC 2.25% 2028[6]	484	418
	Anglo American Capital PLC 2.625% 2030[6]	2,500	2,060
	Anglo American Capital PLC 3.95% 2050[6]	1,281	985
	Arconic Rolled Products Corp. 6.125% 2028[6]	750	702
	Ball Corp. 3.125% 2031	3,520	2,845
	Can-Pack SA / Canpack US, LLC 3.875% 2029[6]	935	731
	Chevron Phillips Chemical Co., LLC 3.30% 2023[6]	595	594
	Cleveland-Cliffs, Inc. 5.875% 2027	9,000	8,408
	Cleveland-Cliffs, Inc. 4.625% 2029[6]	1,825	1,614
	Cleveland-Cliffs, Inc. 4.875% 2031[6]	1,351	1,194
	CVR Partners LP 6.125% 2028[6]	745	667
	Dow Chemical Co. 3.60% 2050	1,328	1,016
	First Quantum Minerals, Ltd. 6.50% 2024[6]	2,204	2,121
	First Quantum Minerals, Ltd. 7.50% 2025[6]	11,350	10,754
	First Quantum Minerals, Ltd. 6.875% 2026[6]	3,625	3,346
	First Quantum Minerals, Ltd. 6.875% 2027[6]	4,240	3,798
	FXI Holdings, Inc. 7.875% 2024[6]	1,721	1,496
	FXI Holdings, Inc. 12.25% 2026[6]	4,392	3,917
	Glencore Funding, LLC 4.125% 2024[6]	945	941
	International Flavors & Fragrances, Inc. 1.832% 2027[6]	5,400	4,657
	International Paper Co. 7.30% 2039	2,005	2,345
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[6]	164	169
	Kaiser Aluminum Corp. 4.625% 2028[6]	1,620	1,351
	LSB Industries, Inc. 6.25% 2028[6]	860	760
	LYB International Finance III, LLC 2.25% 2030	1,198	989
	LYB International Finance III, LLC 3.625% 2051	2,537	1,878
	LYB International Finance III, LLC 3.80% 2060	1,186	844
	Methanex Corp. 5.125% 2027	6,180	5,464
	Mineral Resources, Ltd. 8.50% 2030[6]	1,525	1,505
	Mosaic Co. 3.25% 2022	1,125	1,126
	Mosaic Co. 4.05% 2027	1,050	1,028
	Nova Chemicals Corp. 4.25% 2029[6]	1,875	1,468
	Novelis Corp. 3.875% 2031[6]	1,115	861
	Praxair, Inc. 1.10% 2030	2,938	2,352
	Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,347
	SCIH Salt Holdings, Inc. 4.875% 2028[6]	3,485	2,904
	SCIH Salt Holdings, Inc. 6.625% 2029[6]	1,230	974
	Sherwin-Williams Company 3.125% 2024	275	271
	Sherwin-Williams Company 3.80% 2049	5,208	4,176
	South32 Treasury (USA), Ltd. 4.35% 2032[6]	2,180	2,039
	Venator Materials Corp. 5.75% 2025[6]	5,845	4,689
	Venator Materials Corp. 9.50% 2025[6]	1,700	1,708
	Warrior Met Coal, Inc. 7.875% 2028[6]	2,900	2,767
	Westlake Chemical Corp. 4.375% 2047	500	428

			97,977

Utilities	Ameren Corp. 2.50% 2024	969	940
0.39%	American Electric Power Company, Inc. 2.95% 2022	3,020	3,011
	Calpine Corp. 3.75% 2031[6]	1,975	1,610
	Commonwealth Edison Co. 4.35% 2045	1,085	1,006
	Commonwealth Edison Co. 3.85% 2052	2,600	2,297
	Dominion Resources, Inc., junior subordinated, 3.071% 2024[14]	1,775	1,734
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,233
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,411
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	950
	Duke Energy Progress, LLC 3.70% 2046	457	390

130 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Duke Energy Progress, LLC 2.50% 2050	USD202	$138
(continued)	Duke Energy Progress, LLC 2.90% 2051	91	67
	Edison International 3.55% 2024	2,200	2,148
	EDP Finance BV 3.625% 2024[6]	4,100	4,070
	Electricité de France SA 4.75% 2035[6]	1,250	1,165
	Electricité de France SA 4.875% 2038[6]	2,750	2,439
	Electricité de France SA 5.60% 2040	525	503
	Emera US Finance LP 3.55% 2026	320	307
	Enersis Américas SA 4.00% 2026	245	237
	Entergy Corp. 2.80% 2030	3,325	2,855
	Entergy Texas, Inc. 1.75% 2031	3,650	2,956
	Eversource Energy 3.80% 2023	2,730	2,737
	FirstEnergy Corp. 3.40% 2050	2,250	1,530
	FirstEnergy Transmission, LLC 2.866% 2028[6]	675	572
	Northern States Power Co. 4.125% 2044	3,525	3,203
	NRG Energy, Inc. 3.625% 2031[6]	2,600	2,044
	Pacific Gas and Electric Co. 2.10% 2027	125	105
	Pacific Gas and Electric Co. 2.50% 2031	2,941	2,252
	Pacific Gas and Electric Co. 3.30% 2040	100	69
	Pacific Gas and Electric Co. 4.20% 2041	4,100	3,009
	Pacific Gas and Electric Co. 3.50% 2050	1,250	837
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	3,591
	PG&E Corp. 5.00% 2028	3,750	3,174
	PG&E Corp. 5.25% 2030	3,400	2,804
	Public Service Company of Colorado 1.875% 2031	2,775	2,322
	Public Service Electric and Gas Co. 3.60% 2047	548	465
	Public Service Electric and Gas Co. 3.15% 2050	2,451	1,909
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,899
	Southern California Edison Co. 2.85% 2029	4,450	3,947
	Southern California Edison Co. 6.00% 2034	2,500	2,697
	Southern California Edison Co. 5.35% 2035	3,000	2,997
	Southern California Edison Co. 5.75% 2035	675	699
	Southern California Edison Co. 4.00% 2047	264	215
	Southern California Edison Co. 3.45% 2052	2,475	1,847
	Talen Energy Corp. 7.25% 2027[6,16]	8,334	8,218
	Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[12,15,16]	2,815	2,705
	Talen Energy Supply, LLC 7.625% 2028[6,16]	1,180	1,158
	Targa Resources Partners LP 4.00% 2032	1,750	1,501
	Venture Global Calcasieu Pass, LLC 3.875% 2029[6]	1,030	904
	Virginia Electric and Power Co. 2.40% 2032	2,575	2,203
	Virginia Electric and Power Co. 4.60% 2048	2,650	2,555
	Xcel Energy, Inc. 2.60% 2029	1,950	1,702

			97,337

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	309
0.34%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,182
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	1,699
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,170
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,084
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	381
	American Campus Communities, Inc. 3.75% 2023	3,055	3,059
	American Campus Communities, Inc. 4.125% 2024	2,075	2,087
	American Campus Communities, Inc. 3.625% 2027	9,545	9,374
	American Campus Communities, Inc. 3.875% 2031	331	326
	American Tower Corp. 1.45% 2026	2,369	2,074
	American Tower Corp. 1.60% 2026	2,347	2,101
	American Tower Corp. 3.55% 2027	1,425	1,337
	American Tower Corp. 1.50% 2028	2,500	2,081

American Funds Insurance Series 131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate	American Tower Corp. 3.60% 2028	USD1,000	$936
(continued)	American Tower Corp. 2.30% 2031	1,500	1,190
	American Tower Corp. 2.95% 2051	2,000	1,358
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,068
	Brookfield Property REIT, Inc. 5.75% 2026[6]	2,575	2,357
	Diversified Healthcare Trust 4.375% 2031	2,120	1,444
	Essex Portfolio LP 3.875% 2024	1,000	998
	Essex Portfolio LP 3.50% 2025	6,825	6,686
	Extra Space Storage, Inc. 2.35% 2032	1,385	1,099
	Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,212
	Host Hotels & Resorts LP 4.50% 2026	355	349
	Howard Hughes Corp. 5.375% 2028[6]	1,450	1,217
	Howard Hughes Corp. 4.125% 2029[6]	1,860	1,438
	Howard Hughes Corp. 4.375% 2031[6]	2,615	1,940
	Invitation Homes Operating Partnership LP 2.00% 2031	2,401	1,850
	Iron Mountain, Inc. 5.25% 2030[6]	3,785	3,298
	Iron Mountain, Inc. 4.50% 2031[6]	2,650	2,173
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,146
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	894
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	1,755
	Park Intermediate Holdings, LLC 4.875% 2029[6]	2,280	1,961
	Public Storage 2.37% 2022	565	564
	Public Storage 1.85% 2028	2,490	2,159
	Public Storage 1.95% 2028	2,027	1,754
	Public Storage 2.30% 2031	719	605
	Realogy Corp. 5.75% 2029[6]	2,260	1,718
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[6]	1,300	1,105
	RLJ Lodging Trust, LP 4.00% 2029[6]	1,240	1,021
	Scentre Group 3.25% 2025[6]	1,000	957
	Scentre Group 3.50% 2025[6]	3,075	2,989
	Scentre Group 3.75% 2027[6]	2,430	2,331
	Sun Communities Operating LP 2.30% 2028	1,845	1,580
	Sun Communities Operating LP 2.70% 2031	876	707
	UDR, Inc. 2.95% 2026	760	718

			85,841

Information	Adobe, Inc. 1.90% 2025	366	353
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[12,15]	4,150	3,593
0.30%	Analog Devices, Inc. 1.70% 2028	1,286	1,128
	Analog Devices, Inc. 2.10% 2031	1,212	1,036
	Analog Devices, Inc. 2.80% 2041	2,961	2,325
	Analog Devices, Inc. 2.95% 2051	1,955	1,495
	Apple, Inc. 3.00% 2024	625	624
	Apple, Inc. 3.35% 2027	40	40
	Apple, Inc. 1.20% 2028	5,000	4,379
	Avaya, Inc. 6.125% 2028[6]	1,600	1,048
	Booz Allen Hamilton, Inc. 4.00% 2029[6]	1,000	874
	Broadcom, Inc. 1.95% 2028[6]	1,407	1,199
	Broadcom, Inc. 4.15% 2032[6]	2,811	2,541
	Broadcom, Inc. 2.60% 2033[6]	2,524	1,944
	Broadcom, Inc. 3.469% 2034[6]	1,771	1,444
	Broadcom, Inc. 3.50% 2041[6]	3,948	2,984
	CommScope Finance, LLC 6.00% 2026[6]	1,600	1,477
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[12,15]	5,393	4,577
	Diebold Nixdorf, Inc. 9.375% 2025[6]	10,131	7,097
	Diebold, Inc. 8.50% 2024	6,790	3,540
	Fidelity National Information Services, Inc. 3.10% 2041	302	221
	Fiserv, Inc. 3.50% 2029	471	430
	Fiserv, Inc. 2.65% 2030	3,605	3,057

132 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Gartner, Inc. 4.50% 2028[6]	USD650	$598
technology	Intuit, Inc. 0.95% 2025	1,530	1,410
(continued)	Intuit, Inc. 1.35% 2027	1,395	1,219
	Intuit, Inc. 1.65% 2030	1,845	1,517
	Mastercard, Inc. 2.00% 2031	3,874	3,269
	Microsoft Corp. 2.921% 2052	4,814	3,805
	MoneyGram International, Inc. 5.375% 2026[6]	750	715
	NCR Corp. 5.125% 2029[6]	1,650	1,399
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,243
	PayPal Holdings, Inc. 2.30% 2030	2,200	1,891
	Sabre GLBL, Inc. 7.375% 2025[6]	728	677
	Sabre Holdings Corp. 9.25% 2025[6]	1,197	1,156
	Square, Inc. 3.50% 2031[6]	2,325	1,858
	Synaptics, Inc. 4.00% 2029[6]	875	712
	Unisys Corp. 6.875% 2027[6]	725	634
	VeriSign, Inc. 2.70% 2031	625	504
	Veritas Holdings, Ltd. 7.50% 2025[6]	2,635	1,983
	Viavi Solutions, Inc. 3.75% 2029[6]	725	608
	Xerox Corp. 5.00% 2025[6]	2,275	2,119

			75,723

Consumer staples	7-Eleven, Inc. 0.80% 2024[6]	1,700	1,612
0.27%	7-Eleven, Inc. 0.95% 2026[6]	825	729
	7-Eleven, Inc. 1.30% 2028[6]	2,500	2,081
	Albertsons Companies, Inc. 3.50% 2029[6]	1,385	1,125
	Altria Group, Inc. 2.45% 2032	125	94
	Altria Group, Inc. 5.80% 2039	2,820	2,567
	Altria Group, Inc. 3.40% 2041	1,500	995
	Altria Group, Inc. 4.50% 2043	3,000	2,259
	Altria Group, Inc. 5.95% 2049	490	430
	Altria Group, Inc. 3.70% 2051	1,395	894
	Anheuser-Busch InBev NV 4.00% 2028	845	835
	Anheuser-Busch InBev NV 4.35% 2040	2,500	2,242
	Anheuser-Busch InBev NV 4.60% 2048	1,500	1,350
	British American Tobacco PLC 3.222% 2024	2,826	2,750
	British American Tobacco PLC 3.215% 2026	3,323	3,108
	British American Tobacco PLC 4.39% 2037	2,459	1,955
	British American Tobacco PLC 4.54% 2047	940	691
	Central Garden & Pet Co. 4.125% 2031[6]	1,395	1,122
	Coca-Cola Company 1.00% 2028	940	812
	Conagra Brands, Inc. 1.375% 2027	4,615	3,856
	Constellation Brands, Inc. 3.60% 2028	625	594
	Constellation Brands, Inc. 2.25% 2031	1,487	1,208
	Coty, Inc. 4.75% 2029[6]	1,220	1,050
	Imperial Tobacco Finance PLC 3.50% 2023[6]	4,000	3,978
	Kronos Acquisition Holdings, Inc. 5.00% 2026[6]	2,430	2,081
	Lamb Weston Holdings, Inc. 4.125% 2030[6]	2,210	1,919
	PepsiCo, Inc. 1.95% 2031	3,001	2,559
	PepsiCo, Inc. 2.625% 2041	5,000	3,934
	PepsiCo, Inc. 3.625% 2050	777	703
	PepsiCo, Inc. 2.75% 2051	1,723	1,324
	Philip Morris International, Inc. 2.375% 2022	1,960	1,958
	Philip Morris International, Inc. 2.875% 2024	788	779
	Philip Morris International, Inc. 3.25% 2024	2,000	1,975
	Philip Morris International, Inc. 0.875% 2026	2,990	2,656
	Philip Morris International, Inc. 3.375% 2029	788	712
	Philip Morris International, Inc. 1.75% 2030	2,956	2,293
	Post Holdings, Inc. 4.625% 2030[6]	2,886	2,440

American Funds Insurance Series 133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	Prestige Brands International, Inc. 3.75% 2031[6]	USD1,115	$926
(continued)	Reynolds American, Inc. 5.85% 2045	2,030	1,707
	Simmons Foods, Inc. 4.625% 2029[6]	560	474

			66,777

	Total corporate bonds, notes & loans		1,498,036

Asset-backed obligations 1.46%
	Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[6,11]	1,920	1,914
	Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[6,11]	1,114	1,113
	Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[6,11]	3,100	3,101
	Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[6,11]	13,378	11,987
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[6,11]	539	496
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[6,11]	138	130
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[6,11]	1,545	1,504
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]	2,395	2,361
	Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]	1,639	1,604
	Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[6,11,12]	3,042	3,004
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[6,11,12]	3,660	3,604
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[6,11]	638	597
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[6,11]	4,936	4,371
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[6,11]	754	678
	Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[6,11,12]	5,185	5,118
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[6,11]	5,261	4,774
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[6,11]	1,774	1,520
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[6,11]	6,175	5,453
	CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[6,11]	1,560	1,401
	CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[6,11]	1,260	1,138
	CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[6,11]	5,730	5,129
	CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[6,11]	1,713	1,514
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,11,12]	9	9
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,11]	1,420	1,415
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[11]	258	259
	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[11]	1,273	1,272
	Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,11]	16	16
	Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[6,11,12]	5,382	5,306
	EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[6,11]	380	338
	Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[6,11]	6,605	6,491
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[6,11]	6,023	5,552
	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,11]	4,825	4,811
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,11]	6,000	5,980
	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,11]	8,861	8,478
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,11]	9,605	9,457
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[6,11]	765	707
	GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[6,11]	308	285
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,11]	2,657	2,568
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[6,11]	11,017	10,100
	Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[6,11]	13,797	12,635
	Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[6,11]	4,279	3,815
	Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[6,11]	6,372	5,692
	Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[6,11]	504	444
	Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,4,6,11]	5,930	5,755
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[6,11]	8,452	7,914
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[6,11]	634	587

134 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[6,11]	USD405	$374
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[6,11]	8,390	8,242
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[6,11]	9,163	8,097
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[6,11]	685	606
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[6,11]	429	376
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[6,11]	8,400	7,621
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[6,11]	8,750	8,454
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[11]	265	265
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[6,11,12]	1,745	1,733
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[6,11,12]	5,545	5,465
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[6,11,12]	2,659	2,626
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[6,11]	4,700	4,474
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[6,11]	1,900	1,831
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[6,11]	5,551	5,119
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[6,11]	6,389	5,656
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[6,11]	6,588	5,880
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[6,11]	11,925	10,963
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[6,11]	6,594	6,105
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[6,11]	11,169	10,363
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[6,11]	23,051	20,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[6,11,12]	1,765	1,740
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 2.524% 2028[6,11,12]	1,645	1,634
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[6,11,12]	9,142	8,992
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.963% 2029[6,11,12]	500	494
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[6,11,12]	5,378	5,209
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[11]	2,725	2,745
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[6,11,12]	4,634	4,558
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[11]	55	55
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[11]	1,000	1,001
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 2.054% 2053[6,11,12]	7,530	7,325
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[6,11]	3,575	3,262
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[6,11,12]	2,985	2,947
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[6,11]	5,063	4,590
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[6,11]	4,796	4,281
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[6,11]	2,639	2,464
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[6,11]	2,167	1,986
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[6,11]	3,687	3,434
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[6,11]	1,945	1,767
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[6,11]	852	773
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[6,11]	968	846
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[6,11]	4,624	4,119
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[6,11]	3,250	3,181
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[6,11]	889	828
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[6,11,12]	7,257	6,579
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[6,11]	10,888	9,705
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[6,11]	2,941	2,573

		363,883

American Funds Insurance Series 135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.16%
	CPPIB Capital, Inc. 2.75% 2027[6]	USD6,600	$6,411
	European Investment Bank 0.75% 2026	6,194	5,605
	OMERS Finance Trust 3.50% 2032[6]	4,315	4,216
	OMERS Finance Trust 4.00% 2052[6]	4,315	4,046
	Panama (Republic of) 3.298% 2033	4,365	3,740
	Panama (Republic of) 4.50% 2063	1,035	799
	Peru (Republic of) 1.862% 2032	2,525	1,920
	Peru (Republic of) 2.78% 2060	3,775	2,346
	Qatar (State of) 3.375% 2024[6]	2,315	2,310
	Qatar (State of) 4.00% 2029[6]	745	753
	Qatar (State of) 4.817% 2049[6]	750	757
	Saudi Arabia (Kingdom of) 3.25% 2030[6]	1,750	1,649
	Saudi Arabia (Kingdom of) 5.25% 2050[6]	1,000	1,020
	United Mexican States 2.659% 2031	2,703	2,231
	United Mexican States 3.771% 2061	1,528	995

			38,798

Municipals 0.15%
California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.02%	Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	1,200	1,117
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,521
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	428
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	947
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,470	2,173

			6,186

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1,
0.00%	4.00% 2044	15	15
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1,
	4.00% 2044	5	5

			20

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	4,830
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	4,667

			9,497

Guam	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
0.00%	3.839% 2036	240	212
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
	4.46% 2043	315	273
			485

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.02%	5.10% 2033	4,125	4,208

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev.,
0.00%	Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	15	15

136 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	USD40	$41

0.00%

Nebraska	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	5	5

0.00%

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.03%	Series 2021-C, 1.187% 2026	2,865	2,621
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
	Series 2021-C, 1.748% 2028	4,745	4,223

			6,844

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,140	4,820

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	10	10

0.00%

South Dakota	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

0.00%

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT,
0.00%	4.00% 2043	5	5

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.02%	4.95% 2034	5,885	5,577

	Total municipals		37,718

	Total bonds, notes & other debt instruments (cost: $6,006,118,000)		5,625,550

Short-term securities 9.60%		Shares
Money market investments 9.40%
	Capital Group Central Cash Fund 1.38%[8,18]	23,469,371	2,346,468

Money market investments purchased with collateral from securities on loan 0.20%
	Capital Group Central Cash Fund 1.38%[8,18,19]	141,112	14,109
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[18,19]	7,449,054	7,449
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[18,19]	7,054,176	7,054

American Funds Insurance Series 137

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[18,19]	7,054,175	$7,054
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[18,19]	7,054,175	7,054
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[18,19]	7,054,175	7,054

		49,774

Total short-term securities (cost: $2,396,504,000)		2,396,242

Total investment securities 104.82% (cost: $22,507,741,000)		26,167,099
Other assets less liabilities (4.82)%		(1,202,094)

Net assets 100.00%		$24,965,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,307	September 2022	USD484,506	$2,968
5 Year U.S. Treasury Note Futures	Short	348	September 2022	(39,063)	(174)
10 Year U.S. Treasury Note Futures	Short	699	September 2022	(82,853)	1,080
10 Year Ultra U.S. Treasury Note Futures	Short	3,135	September 2022	(399,321)	2,171
20 Year U.S. Treasury Bond Futures	Long	1,460	September 2022	202,393	(3,327)
30 Year Ultra U.S. Treasury Bond Futures	Short	311	September 2022	(48,001)	1,392

					$4,110

Swap contracts

Credit default swaps

    Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD191,572	$88	$(1,760)	$1,848

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)[1,20]	$ 7,086	$ –	$2,674	$(14,288)	$ 9,876	$ –	$ –
Investment funds 5.58%
Capital Group Central Corporate Bond Fund	1,617,261	20,332	–	–	(243,853)	1,393,740	20,332

138 American Funds Insurance Series

Asset Allocation Fund (continued)

Investments in affiliates8 (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.46%
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[18]	$1,417,334	$2,594,892		$1,665,138	$(73)	$(547)	$2,346,468	$4,686
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 1.38%[18,19]	8,492	5,617	[21]				14,109	–	[22]

Total short-term securities							2,360,577

Total 15.04%					$(14,361)	$(234,524)	$3,754,317	$25,018

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000	.20%
Rotech Healthcare, Inc.	9/26/2013	6,949	18,782	.08

Total		$56,949	$68,782	.28%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $53,318,000, which represented ..21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $82,826,000, which represented .33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,138,626,000, which represented 4.56% of the net assets of the fund.

[7]	Amount less than one thousand.
[8]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,059,000, which represented .12% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[13]	Purchased on a TBA basis.
[14]	Step bond; coupon rate may change at a later date.
[15]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,524,000, which represented .05% of the net assets of the fund.

[16]	Scheduled interest and/or principal payment was not received.
[17]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[18]	Rate represents the seven-day yield at 6/30/2022.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series 139

Asset Allocation Fund (continued)

Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department

Dev. = Development
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

140 American Funds Insurance Series

American Funds Global Balanced Fund

(formerly Global Balanced Fund)

Investment portfolio June 30, 2022	unaudited

Common stocks 57.98%		Shares	Value (000)
Financials	B3 SA-Brasil, Bolsa, Balcao	2,155,801	$4,515
9.06%	Zurich Insurance Group AG	9,057	3,939
	DNB Bank ASA	157,370	2,821
	Toronto-Dominion Bank (CAD denominated)	32,930	2,159
	ING Groep NV	218,488	2,159
	PNC Financial Services Group, Inc.	12,445	1,963
	Tradeweb Markets, Inc., Class A	26,076	1,780
	Kotak Mahindra Bank, Ltd.	82,308	1,731
	Citigroup, Inc.	31,974	1,470
	AIA Group, Ltd.	130,600	1,416
	Housing Development Finance Corp., Ltd.	45,344	1,246
	HDFC Bank, Ltd.	70,602	1,205
	BNP Paribas SA	13,671	650
	JPMorgan Chase & Co.	5,741	647
	Nasdaq, Inc.	3,936	600
	Tryg A/S	26,250	589
	Bank Central Asia Tbk PT	1,201,700	585
	Aegon NV1	132,576	574
	Ping An Insurance (Group) Company of China, Ltd., Class H	70,500	479
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,200	78
	Banco Santander, SA	187,371	528
	CME Group, Inc., Class A	2,404	492
	Münchener Rückversicherungs-Gesellschaft AG	2,026	476
	KBC Groep NV	8,458	475
	Swedbank AB, Class A	30,035	380
	FinecoBank SpA	28,303	339
	Fairfax Financial Holdings, Ltd., subordinate voting shares	551	292
	Lufax Holding, Ltd. (ADR)	47,602	286
	Allfunds Group PLC	18,078	139

			34,013

Health care	Abbott Laboratories	75,002	8,149
7.83%	Novartis AG	30,322	2,568
	Siemens Healthineers AG	48,353	2,457
	UnitedHealth Group, Inc.	4,765	2,447
	Thermo Fisher Scientific, Inc.	3,503	1,903
	Gilead Sciences, Inc.	28,817	1,781
	AstraZeneca PLC	13,160	1,730
	Merck KGaA	8,544	1,442
	PerkinElmer, Inc.	9,013	1,282
	AbbVie, Inc.	7,420	1,137
	Medtronic PLC	11,719	1,052
	Amgen, Inc.	3,544	862
	Stryker Corp.	4,289	853
	BioMarin Pharmaceutical, Inc.[2]	7,114	590
	Humana, Inc.	1,257	588
	Bayer AG	9,217	548

			29,389

Industrials	Raytheon Technologies Corp.	74,921	7,201
7.76%	BAE Systems PLC	251,418	2,541
	General Electric Co.	37,623	2,395
	General Dynamics Corp.	8,844	1,957
	Carrier Global Corp.	51,285	1,829
	VINCI SA	16,433	1,463
	RELX PLC	49,296	1,336
	Siemens AG	12,400	1,262
	Kingspan Group PLC	20,469	1,231
	Thales SA	9,837	1,207

American Funds Insurance Series 141

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)		Shares	Value (000)
Industrials	Honeywell International, Inc.	6,933	$1,205
(continued)	CSX Corp.	39,937	1,160
	LIXIL Corp.	57,300	1,073
	SMC Corp.	2,100	936
	Safran SA	4,779	472
	L3Harris Technologies, Inc.	1,234	298
	Melrose Industries PLC	156,807	286
	Airbus SE, non-registered shares	2,836	275
	Lockheed Martin Corp.	609	262
	NIBE Industrier AB, Class B	33,720	253
	Bureau Veritas SA	8,207	210
	DSV A/S	1,312	183
	Ryanair Holdings PLC (ADR)[2]	1,300	87

			29,122

Information	Microsoft Corp.	33,242	8,537
technology	Broadcom, Inc.	17,541	8,522
7.44%	Micron Technology, Inc.	46,889	2,592
	Apple, Inc.	14,528	1,986
	Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	1,649
	GlobalWafers Co., Ltd.	90,000	1,371
	Adobe, Inc.[2]	3,492	1,278
	ServiceNow, Inc.[2]	2,335	1,110
	Accenture PLC, Class A	3,181	883

			27,928

Utilities	DTE Energy Company	32,874	4,167
5.51%	National Grid PLC	191,463	2,452
	Power Grid Corporation of India, Ltd.	884,910	2,374
	NextEra Energy, Inc.	30,640	2,373
	E.ON SE	281,377	2,361
	Duke Energy Corp.	17,632	1,890
	Public Service Enterprise Group, Inc.	23,120	1,463
	Dominion Energy, Inc.	14,973	1,195
	ENN Energy Holdings, Ltd.	67,300	1,106
	Iberdrola, SA, non-registered shares	80,267	833
	Enel SpA	87,509	479

			20,693

Consumer staples	Nestlé SA	37,614	4,391
5.12%	Philip Morris International, Inc.	37,743	3,727
	ITC, Ltd.	993,677	3,441
	Imperial Brands PLC	101,076	2,259
	British American Tobacco PLC	28,823	1,235
	Pernod Ricard SA	5,944	1,092
	Heineken NV	10,102	921
	Altria Group, Inc.	15,371	642
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	109,000	634
	Treasury Wine Estates, Ltd.	42,600	334
	Kweichow Moutai Co., Ltd., Class A	1,021	312
	Davide Campari-Milano NV	21,508	226

			19,214

142 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)		Shares	Value (000)
Communication	Comcast Corp., Class A	108,820	$4,270
services	Alphabet, Inc., Class A2	1,325	2,887
3.67%	Alphabet, Inc., Class C2	435	952
	Netflix, Inc.[2]	8,391	1,467
	BCE, Inc.	23,357	1,148
	Omnicom Group, Inc.	11,276	717
	Universal Music Group NV	33,143	665
	SoftBank Corp.	58,600	651
	Meta Platforms, Inc., Class A2	3,285	530
	Electronic Arts, Inc.	4,197	510

			13,797

Energy	Canadian Natural Resources, Ltd. (CAD denominated)[1]	106,085	5,701
3.50%	Neste OYJ	44,747	1,981
	Shell PLC (GBP denominated)	57,460	1,493
	Chevron Corp.	8,464	1,225
	BP PLC	197,492	933
	TC Energy Corp. (CAD denominated)	12,821	664
	Baker Hughes Co., Class A	18,517	535
	DT Midstream, Inc.	7,634	374
	Woodside Energy Group, Ltd. (CDI)[2]	11,841	251

			13,157

Materials	Freeport-McMoRan, Inc.	91,356	2,673
3.48%	Linde PLC	6,777	1,948
	BHP Group, Ltd. (CDI)	64,727	1,810
	Evonik Industries AG	75,312	1,607
	Fortescue Metals Group, Ltd.	110,218	1,334
	Rio Tinto PLC	21,289	1,274
	Vale SA, ordinary nominative shares (ADR)	67,040	981
	Shin-Etsu Chemical Co., Ltd.	4,900	552
	UPM-Kymmene Oyj	15,780	480
	Air Liquide SA, non-registered shares	2,959	397

			13,056

Consumer	General Motors Company[2]	98,406	3,125
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	2,533	1,544
2.49%	Ferrari NV	4,222	775
	Ferrari NV (EUR denominated)	1,623	298
	InterContinental Hotels Group PLC	13,131	695
	Amazon.com, Inc.[2]	4,940	525
	Astra International Tbk PT	1,106,100	492
	Cie. Financière Richemont SA, Class A	4,164	443
	Starbucks Corp.	4,927	376
	Royal Caribbean Cruises, Ltd.[2]	8,753	306
	Airbnb, Inc., Class A2	2,869	256
	Ford Motor Co.	22,680	252
	Aptiv PLC[2]	2,744	244
	JD.com, Inc., Class A	1,200	39

			9,370

American Funds Insurance Series 143

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)		Shares	Value (000)
Real estate	Crown Castle International Corp. REIT	14,805	$2,493
2.12%	Equinix, Inc. REIT	2,715	1,784
	Embassy Office Parks REIT	363,682	1,723
	CTP NV	78,913	910
	Digital Realty Trust, Inc. REIT	4,862	631
	Americold Realty Trust, Inc.	13,585	408

			7,949

	Total common stocks (cost: $209,035,000)		217,688

Preferred securities 0.37%
Financials	Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	223,000	776
0.37%	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares[2]	192,000	636

	Total preferred securities (cost: $1,545,000)		1,412

Convertible stocks 0.11%
Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	300	397

0.11%	Total convertible stocks (cost: $410,000)		397

Bonds, notes & other debt instruments 36.78%		Principal amount (000)
U.S. Treasury bonds & notes 14.46%
U.S. Treasury	U.S. Treasury 1.875% 2022	USD1,810	1,810
13.94%	U.S. Treasury 2.50% 2023	1,182	1,180
	U.S. Treasury 2.75% 2023	1,485	1,484
	U.S. Treasury 0.375% 2024	440	417
	U.S. Treasury 1.50% 2024	5,058	4,939
	U.S. Treasury 1.50% 2024	1,300	1,256
	U.S. Treasury 2.50% 2024	995	986
	U.S. Treasury 0.25% 2025	1,004	920
	U.S. Treasury 0.375% 2025	50	46
	U.S. Treasury 1.75% 2025	440	425
	U.S. Treasury 2.875% 2025	1,031	1,027
	U.S. Treasury 0.50% 2026	500	456
	U.S. Treasury 0.625% 2026	500	453
	U.S. Treasury 0.75% 2026	2,075	1,906
	U.S. Treasury 0.875% 2026	500	457
	U.S. Treasury 0.875% 2026	454	417
	U.S. Treasury 1.125% 2026	1,000	922
	U.S. Treasury 1.875% 2027	6,696	6,356
	U.S. Treasury 2.25% 2027	298	287
	U.S. Treasury 2.50% 2027	1,325	1,293
	U.S. Treasury 2.75% 2027	10,830	10,683
	U.S. Treasury 2.875% 2028	1,275	1,260
	U.S. Treasury 2.875% 2028	557	550
	U.S. Treasury 0.625% 2030	2,223	1,853
	U.S. Treasury 0.625% 2030	650	538
	U.S. Treasury 1.25% 2031	575	494
	U.S. Treasury 1.375% 2031	834	723
	U.S. Treasury 1.625% 2031	375	335
	U.S. Treasury 1.875% 2032	3,109	2,813
	U.S. Treasury 2.875% 2032	340	336
	U.S. Treasury 1.875% 2041	920	719

144 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 2.25% 2041	USD525	$436
(continued)	U.S. Treasury 2.875% 2046	400	364
	U.S. Treasury 1.25% 2050	140	89
	U.S. Treasury 1.875% 2051[3]	1,626	1,215
	U.S. Treasury 2.00% 2051[3]	2,396	1,844
	U.S. Treasury 2.375% 2051	490	412
	U.S. Treasury 2.25% 2052	765	627

			52,328

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	804	812
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	558	562
securities	U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	357	355
0.52%	U.S. Treasury Inflation-Protected Security 1.00% 2049[4]	241	231

			1,960

	Total U.S. Treasury bonds & notes		54,288

Bonds & notes of governments & government agencies outside the U.S. 14.07%
	Abu Dhabi (Emirate of) 2.50% 2022[5]	200	200
	Abu Dhabi (Emirate of) 0.75% 2023[5]	275	266
	Agricultural Development Bank of China 3.75% 2029	CNY550	86
	Asian Development Bank 1.125% 2025	GBP100	117
	Australia (Commonwealth of), Series 159, 0.25% 2024	AUD500	324
	Australia (Commonwealth of), Series 139, 3.25% 2025	875	606
	Australia (Commonwealth of), Series 152, 2.75% 2028	310	205
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	360
	Australia (Commonwealth of), Series 166, 3.00% 2033	2,250	1,451
	Austria (Republic of) 0% 2031	EUR660	592
	Brazil (Federative Republic of) 10.00% 2023	BRL600	113
	Brazil (Federative Republic of) 0% 2024	1,700	269
	Brazil (Federative Republic of) 10.00% 2025	900	162
	Canada 0.75% 2024	CAD1,125	830
	Canada 2.25% 2025	1,400	1,062
	Canada 0.25% 2026	570	400
	Canada 2.25% 2029	1,525	1,120
	Chile (Republic of) 5.80% 2024	CLP85,000	90
	Chile (Republic of) 4.50% 2026	5,000	5
	Chile (Republic of) 5.00% 2028	60,000	60
	Chile (Republic of) 4.70% 2030	355,000	346
	China (People’s Republic of), Series 1910, 3.86% 2049	CNY2,110	343
	China (People’s Republic of), Series INBK, 3.39% 2050	1,100	165
	China (People’s Republic of), Series INBK, 3.81% 2050	11,200	1,808
	China Development Bank Corp., Series 2008, 2.89% 2025	3,240	487
	China Development Bank Corp., Series 2009, 3.39% 2027	10,400	1,588
	China Development Bank Corp., Series 2004, 3.43% 2027	1,060	162
	China Development Bank Corp., Series 1805, 4.88% 2028	2,040	334
	Colombia (Republic of), Series B, 5.75% 2027	COP2,331,300	445
	Colombia (Republic of), Series B, 7.00% 2031	6,087,800	1,115
	European Investment Bank 0.375% 2027	EUR110	108
	European Investment Bank 0.25% 2032	860	760
	European Union 0% 2026	100	99
	European Union 0.25% 2026	50	50
	French Republic O.A.T. 0% 2030	1,320	1,194
	French Republic O.A.T. 0% 2032	650	563
	French Republic O.A.T. 3.25% 2045	160	192
	Germany (Federal Republic of) 0% 2025	525	538
	Germany (Federal Republic of) 0% 2027	1,510	1,507
	Germany (Federal Republic of) 0% 2031	3,080	2,867

American Funds Insurance Series 145

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 2032	EUR540	$497
Germany (Federal Republic of) 0% 2050	200	134
Greece (Hellenic Republic of) 3.45% 2024	320	346
Greece (Hellenic Republic of) 3.375% 2025	300	322
Greece (Hellenic Republic of) 1.75% 2032	725	644
Hungary (Republic of) 2.125% 2031[5]	USD460	357
Hungary (Republic of) 3.125% 2051[5]	200	133
Hungary (Republic of), Series C, 1.00% 2025	HUF43,000	90
India (Republic of) 5.15% 2025	INR8,000	96
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	307
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	67
Indonesia (Republic of), Series 87, 6.50% 2031	1,253,000	80
Israel (State of) 2.875% 2024	EUR200	213
Israel (State of) 1.50% 2027	100	100
Italy (Republic of) 1.35% 2030	660	615
Japan, Series 17, 0.10% 2023[4]	JPY10,690	81
Japan, Series 19, 0.10% 2024[4]	31,020	236
Japan, Series 18, 0.10% 2024[4]	21,240	161
Japan, Series 150, 0.005% 2026	84,950	626
Japan, Series 21, 0.10% 2026[4]	41,385	320
Japan, Series 346, 0.10% 2027	134,150	993
Japan, Series 22, 0.10% 2027[4]	25,941	204
Japan, Series 24, 0.10% 2029[4]	26,043	203
Japan, Series 365, 0.10% 2031	317,600	2,311
Japan, Series 363, 0.10% 2031	56,000	407
Japan, Series 152, 1.20% 2035	264,400	2,118
Japan, Series 179, 0.50% 2041	71,600	492
Japan, Series 42, 1.70% 2044	50,150	423
Japan, Series 37, 0.60% 2050	26,950	171
Japan, Series 70, 0.70% 2051	60,350	391
Japan, Series 73, 0.70% 2051	7,000	45
Japan, Series 74, 1.00% 2052	130,700	913
KfW 1.125% 2025	GBP95	111
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	313
Malaysia (Federation of), Series 0219, 3.885% 2029	620	137
Malaysia (Federation of), Series 0419, 3.828% 2034	90	19
Malaysia (Federation of), Series 0418, 4.893% 2038	300	69
Malaysia (Federation of), Series 0519, 3.757% 2040	1,450	287
Malaysia (Federation of), Series 0216, 4.736% 2046	409	90
Malaysia (Federation of), Series 0518, 4.921% 2048	1,078	242
Morocco (Kingdom of) 3.50% 2024	EUR100	104
Morocco (Kingdom of) 1.50% 2031	100	70
Netherlands (Kingdom of the) 5.50% 2028	100	128
Nova Scotia (Province of) 3.15% 2051	CAD170	108
Peru (Republic of) 2.392% 2026	USD90	84
Philippines (Republic of) 0.001% 2024	JPY100,000	731
Philippines (Republic of) 0.25% 2025	EUR100	98
Philippines (Republic of) 1.648% 2031	USD200	161
Poland (Republic of), Series 0725, 3.25% 2025	PLN1,900	377
Poland (Republic of), Series 1029, 2.75% 2029	410	70
Portuguese Republic 0.475% 2030	EUR230	211
Romania 2.125% 2028	130	112
Romania 3.624% 2030	615	528
Romania 2.00% 2032	100	72
Romania 2.00% 2033	200	136
Romania 3.50% 2034	65	50
Romania 3.75% 2034	130	103
Romania 3.375% 2038	80	56
Romania 4.625% 2049	39	29

146 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Romania 3.375% 2050	EUR73	$46
	Russian Federation 7.00% 2023	RUB16,600	27
	Russian Federation 2.875% 2025	EUR200	56
	Russian Federation 4.25% 2027[6]	USD200	55
	Russian Federation 4.375% 2029	200	47
	Russian Federation 6.90% 2029[6]	RUB28,250	46
	Russian Federation 7.65% 2030[6]	38,320	63
	Russian Federation 5.90% 2031[6]	5,620	9
	Russian Federation 6.90% 2031	18,200	30
	Russian Federation 8.50% 2031[6]	5,530	9
	Russian Federation 7.70% 2033[6]	23,030	38
	Russian Federation 7.25% 2034[6]	8,140	13
	Serbia (Republic of) 3.125% 2027	EUR640	589
	Serbia (Republic of) 3.125% 2027	385	354
	Serbia (Republic of) 2.05% 2036	185	115
	South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR3,000	160
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	431
	Spain (Kingdom of) 0.80% 2027	EUR490	490
	Spain (Kingdom of) 0.50% 2031	325	288
	Spain (Kingdom of) 0.70% 2032	830	739
	Tunisia (Republic of) 6.75% 2023	260	190
	Tunisia (Republic of) 6.75% 2023	150	110
	Ukraine 6.876% 2029[5]	USD250	62
	Ukraine 6.876% 2029	200	50
	United Kingdom 1.75% 2022	GBP280	341
	United Kingdom 2.75% 2024	50	62
	United Kingdom 1.25% 2027	410	483
	United Kingdom 0.375% 2030	490	518
	United Kingdom 0.25% 2031	770	786
	United Kingdom 4.25% 2032	1,475	2,112
	United Kingdom 0.625% 2035	155	148
	United Kingdom 3.25% 2044	250	334
	United Kingdom 0.625% 2050	95	71
	United Kingdom 1.25% 2051	164	146
	United Mexican States, Series M, 5.75% 2026	MXN18,200	805
	United Mexican States, Series M, 7.50% 2027	21,950	1,021
	United Mexican States, Series M, 7.75% 2031	5,000	229
	United Mexican States, Series M, 8.00% 2047	4,000	178

			52,832

Corporate bonds, notes & loans 5.39%
Financials	ACE INA Holdings, Inc. 2.875% 2022	USD10	10
1.59%	ACE INA Holdings, Inc. 3.35% 2026	10	10
	ACE INA Holdings, Inc. 4.35% 2045	20	19
	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	EUR100	105
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	USD200	188
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[7]	500	455
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]	160	143
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	236	220
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[7]	20	17
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[7]	103	97
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]	175	168
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[7]	310	275
	Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[7]	110	102
	Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[7]	29	29
	Commonwealth Bank of Australia 2.688% 2031[5]	225	183
	Corebridge Financial, Inc. 3.90% 2032[5]	59	53

American Funds Insurance Series 147

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Goldman Sachs Group, Inc. 2.905% 2023
(continued)	(3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	USD130	$130
	Goldman Sachs Group, Inc. 3.50% 2025	207	203
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]	130	108
	Goldman Sachs Group, Inc. 1.00% 2033[5]	EUR210	165
	Goldman Sachs Group, Inc. 4.017% 2038
	(3-month USD-LIBOR + 1.373% on 10/31/2037)[7]	USD78	68
	Groupe BPCE SA 5.70% 2023[5]	200	203
	Groupe BPCE SA 1.00% 2025	EUR100	100
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	USD200	196
	Intercontinental Exchange, Inc. 4.00% 2027	390	384
	JPMorgan Chase & Co. 3.25% 2022	28	28
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]	186	166
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[7]	160	156
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	200	178
	Morgan Stanley 3.125% 2026	110	105
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	126	112
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]	72	62
	Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[7]	EUR510	507
	New York Life Insurance Company 3.75% 2050[5]	USD23	19
	Nordea Bank AB 3.60% 2025[5]	200	198
	PNC Financial Services Group, Inc. 2.854% 2022[7]	100	100
	Royal Bank of Canada 1.20% 2026	175	158
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	400	359
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	210	199

			5,978

Utilities	Alabama Power Co. 3.00% 2052	250	184
0.74%	CMS Energy Corp. 3.00% 2026	150	144
	Duke Energy Carolinas, LLC 3.05% 2023	280	280
	Duke Energy Progress, LLC 3.70% 2028	75	73
	Edison International 4.125% 2028	160	149
	Enel Finance International SA 1.875% 2028[5]	200	168
	Enersis Américas SA 4.00% 2026	35	34
	Exelon Corp. 3.40% 2026	150	146
	FirstEnergy Corp. 3.50% 2028[5]	35	33
	Florida Power & Light Company 2.875% 2051	120	89
	Interstate Power and Light Co. 2.30% 2030	50	43
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	232	205
	Niagara Mohawk Power Corp. 3.508% 2024[5]	85	83
	Pacific Gas and Electric Co. 2.95% 2026	25	23
	Pacific Gas and Electric Co. 2.10% 2027	100	84
	Pacific Gas and Electric Co. 3.00% 2028	140	121
	Pacific Gas and Electric Co. 4.65% 2028	114	106
	Pacific Gas and Electric Co. 4.55% 2030	31	27
	Pacific Gas and Electric Co. 2.50% 2031	600	459
	Pacific Gas and Electric Co. 3.25% 2031	50	40
	Pacific Gas and Electric Co. 3.50% 2050	137	92
	Xcel Energy, Inc. 3.35% 2026	216	209

			2,792

Communication	AT&T, Inc. 2.75% 2031	375	324
services	AT&T, Inc. 2.55% 2033	64	52
0.60%	Comcast Corp. 0% 2026	EUR100	95
	Comcast Corp. 0.25% 2029	100	87
	Deutsche Telekom International Finance BV 9.25% 2032	USD45	60
	KT Corp. 0.22% 2022	JPY100,000	737

148 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Magallanes, Inc. 5.05% 2042[5]	USD168	$143
services	Orange SA 9.00% 2031[7]	65	84
(continued)	T-Mobile US, Inc. 2.05% 2028	200	174
	Verizon Communications, Inc. 0.375% 2029	EUR140	125
	Verizon Communications, Inc. 2.55% 2031	USD325	278
	Verizon Communications, Inc. 0.75% 2032	EUR100	83

			2,242

Consumer	Amazon.com, Inc. 2.80% 2024	USD45	45
discretionary	Amazon.com, Inc. 1.20% 2027	50	44
0.59%	Bayerische Motoren Werke AG 3.90% 2025[5]	70	70
	Bayerische Motoren Werke AG 4.15% 2030[5]	70	69
	Daimler Trucks Finance North America, LLC 3.65% 2027[5]	150	144
	General Motors Financial Co. 1.05% 2024	116	110
	General Motors Financial Co. 2.40% 2028	150	127
	Hyundai Capital America 3.25% 2022[5]	65	65
	Hyundai Capital America 1.50% 2026[5]	250	221
	Hyundai Capital America 2.375% 2027[5]	109	96
	Hyundai Capital Services, Inc. 3.75% 2023[5]	250	250
	Royal Caribbean Cruises, Ltd. 11.50% 2025[5]	142	146
	Royal Caribbean Cruises, Ltd. 5.50% 2028[5]	130	91
	Stellantis Finance US, Inc. 2.691% 2031[5]	200	159
	Stellantis NV 1.25% 2033	EUR500	366
	Toyota Motor Credit Corp. 3.375% 2030	USD33	31
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[7]	EUR200	169

			2,203

Energy	Canadian Natural Resources, Ltd. 2.95% 2030	USD161	142
0.49%	Enbridge, Inc. 4.25% 2026	70	69
	Enbridge, Inc. 3.70% 2027	45	43
	Enbridge, Inc. 3.40% 2051	39	29
	Energy Transfer Operating LP 5.00% 2050	136	116
	Halliburton Company 3.80% 2025	2	2
	Kinder Morgan, Inc. 4.30% 2025	165	164
	Kinder Morgan, Inc. 3.60% 2051	120	89
	MPLX LP 2.65% 2030	75	63
	MPLX LP 5.50% 2049	215	200
	Petróleos Mexicanos 7.47% 2026	MXN5,330	231
	Petróleos Mexicanos 5.95% 2031	USD161	118
	Petróleos Mexicanos 6.75% 2047	38	24
	Qatar Petroleum 3.125% 2041[5]	270	213
	Statoil ASA 3.70% 2024	50	50
	TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]	288	274

			1,827

Industrials	Boeing Company 4.508% 2023	400	401
0.37%	Canadian Pacific Railway, Ltd. 3.10% 2051	164	121
	Carrier Global Corp. 2.242% 2025	6	6
	Carrier Global Corp. 2.493% 2027	7	6
	CSX Corp. 3.80% 2050	6	5
	CSX Corp. 2.50% 2051	75	51
	General Electric Capital Corp. 4.418% 2035	200	187
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[5]	97	96

American Funds Insurance Series 149

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	MISC Capital Two (Labuan), Ltd. 3.75% 2027[5]	USD200	$188
(continued)	Singapore Airlines, Ltd. 3.375% 2029	200	182
	United Technologies Corp. 4.125% 2028	170	168

			1,411

Health care	Aetna, Inc. 2.80% 2023	10	10
0.30%	Amgen, Inc. 1.90% 2025	40	38
	Amgen, Inc. 2.20% 2027	30	28
	AstraZeneca Finance, LLC 2.25% 2031	69	60
	AstraZeneca PLC 3.50% 2023	150	150
	Becton, Dickinson and Company 3.734% 2024	10	10
	Becton, Dickinson and Company 3.70% 2027	43	42
	Becton, Dickinson and Company 2.823% 2030	28	25
	Cigna Corp. 4.125% 2025	80	80
	EMD Finance, LLC 3.25% 2025[5]	250	246
	Stryker Corp. 0.75% 2029	EUR210	188
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	103
	UnitedHealth Group, Inc. 4.00% 2029	USD135	134

			1,114

Information	Broadcom, Inc. 3.15% 2025	17	16
technology	Broadcom, Inc. 4.00% 2029[5]	42	39
0.27%	Broadcom, Inc. 4.15% 2030	70	64
	Broadcom, Inc. 3.419% 2033[5]	53	44
	Lenovo Group, Ltd. 5.875% 2025	269	277
	Mastercard, Inc. 2.00% 2031	102	86
	Microsoft Corp. 2.40% 2026	187	180
	Oracle Corp. 2.65% 2026	216	200
	PayPal Holdings, Inc. 4.40% 2032	99	98

			1,004

Consumer staples	Altria Group, Inc. 2.20% 2027	EUR270	255
0.23%	Anheuser-Busch InBev NV 4.00% 2028	USD100	99
	Anheuser-Busch InBev NV 4.75% 2029	220	224
	British American Tobacco PLC 3.215% 2026	62	58
	British American Tobacco PLC 3.557% 2027	105	96
	British American Tobacco PLC 4.70% 2027	67	66
	British American Tobacco PLC 3.462% 2029	75	64

			862

Real estate	American Campus Communities, Inc. 3.75% 2023	100	100
0.19%	American Campus Communities, Inc. 4.125% 2024	90	90
	American Tower Corp. 0.875% 2029	EUR250	213
	Equinix, Inc. 2.15% 2030	USD197	160
	Essex Portfolio LP 3.50% 2025	120	118
	Essex Portfolio LP 3.375% 2026	40	39

			720

Materials	Vale Overseas, Ltd. 3.75% 2030	94	83

0.02%	Total corporate bonds, notes & loans		20,236

150 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations 2.39%
Federal agency	Fannie Mae Pool #FM7100 3.50% 2050[8]	USD379	$370
mortgage-backed	Government National Mortgage Assn. 3.50% 2052[8,9]	1,300	1,262
obligations	Uniform Mortgage-Backed Security 2.50% 2052[8,9]	990	890
1.32%	Uniform Mortgage-Backed Security 4.00% 2052[8,9]	1,145	1,125
	Uniform Mortgage-Backed Security 4.50% 2052[8,9]	1,267	1,269
	Uniform Mortgage-Backed Security 4.50% 2052[8,9]	33	33

			4,949

Other	Nordea Kredit 0.50% 2040[8]	DKK1,666	192
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]	520	67
securities	Nykredit Realkredit AS, Series 01E, 0.50% 2040[8]	7,444	856
1.07%	Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]	1,320	168
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[8]	20,999	2,393
	Nykredit Realkredit AS, Series 01E, 0.50% 2050[8]	1,391	147
	Nykredit Realkredit AS, Series CCE, 1.00% 2050[8]	599	66
	Nykredit Realkredit AS, Series 01E, 1.00% 2053[8]	876	96
	Realkredit Danmark AS 1.00% 2053[8]	197	22

			4,007

	Total mortgage-backed obligations		8,956

Asset-backed obligations 0.43%
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[8,10]	USD230	230
	Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[8]	98	98
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[8,10]	116	116
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[8]	302	293
	Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[8,10]	300	295
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[7,8]	250	248
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[8]	167	166
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[5,8]	182	181

			1,627

Municipals 0.04%
Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	100	78

Texas 0.02%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	65

	Total municipals		143

	Total bonds, notes & other debt instruments (cost: $153,808,000)		138,082

Short-term securities 6.46%		Shares
Money market investments 3.11%
	Capital Group Central Cash Fund 1.38%[11,12]	116,695	11,667

American Funds Insurance Series 151

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 2.39%
U.S. Treasury 7/21/2022	0.804%	USD9,000	$8,995

		Shares
Money market investments purchased with collateral from securities on loan 0.96%
Capital Group Central Cash Fund 1.38%[11,12,13]		10,218	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[11,13]		539,399	540
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[11,13]		510,806	511
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[11,13]		510,805	511
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[11,13]		510,805	511
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[11,13]		510,805	511

			3,605

Total short-term securities (cost: $24,267,000)			24,267

Total investment securities 101.70% (cost: $389,065,000)			381,846
Other assets less liabilities (1.70)%			(6,368)

Net assets 100.00%			$375,478

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1	September 2022	USD(210)	$1
5 Year Euro-Bobl Futures	Long	29	September 2022	3,774	(39)
5 Year U.S. Treasury Note Futures	Long	7	September 2022	786	8
10 Year Euro-Bund Futures	Long	11	September 2022	1,715	(18)
10 Year Italy Government Bond Futures	Short	11	September 2022	(1,419)	24
10 Year Japanese Government Bond Futures	Short	2	September 2022	(2,191)	(14)
10 Year Australian Treasury Bond Futures	Long	4	September 2022	328	2
10 Year Ultra U.S. Treasury Note Futures	Short	1	September 2022	(127)	2
10 Year U.S. Treasury Note Futures	Short	9	September 2022	(1,067)	(1)
10 Year UK Gilt Futures	Short	2	September 2022	(277)	11
20 Year U.S. Treasury Bond Futures	Long	2	September 2022	277	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	September 2022	309	(7)

					$(34)

152 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Forward currency contracts

Contract amount		Counterparty		Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)		Settlement date	at 6/30/2022 (000)

USD 287	NZD440	Bank of America	7/11/2022	$12
USD 413	GBP330	Barclays Bank PLC	7/11/2022	11
USD 226	MXN4,470	Bank of America	7/11/2022	4
HUF 204,710	EUR514	Bank of America	7/11/2022	2
EUR 140	USD146	Bank of America	7/11/2022	1
USD 168	EUR160	BNP Paribas	7/11/2022	1
EUR 2,560	DKK19,040	Bank of America	7/11/2022	– [14]
EUR 200	USD210	JPMorgan Chase	7/11/2022	– [14]
JPY 86,760	USD640	BNP Paribas	7/11/2022	– [14]
EUR 120	USD127	Bank of New York Mellon	7/11/2022	(1)
JPY 76,090	USD562	BNP Paribas	7/11/2022	(1)
MXN 1,517	USD77	Bank of America	7/11/2022	(2)
EUR 120	USD129	JPMorgan Chase	7/11/2022	(3)
SEK 1,270	USD130	Bank of America	7/11/2022	(6)
CAD 900	USD713	HSBC Bank	7/11/2022	(14)
EUR 4,552	USD4,868	Standard Chartered Bank	7/11/2022	(95)
JPY 637,220	USD4,934	BNP Paribas	7/11/2022	(234)
USD 352	COP 1,337,640	Citibank	7/12/2022	31
KRW 1,261,900	USD1,015	Bank of America	7/12/2022	(36)
USD 1,593	MYR7,000	Bank of America	7/14/2022	1
MYR 2,865	USD651	Standard Chartered Bank	7/14/2022	1
MYR 1,430	USD325	HSBC Bank	7/14/2022	– [14]
MYR 1,090	USD248	Standard Chartered Bank	7/14/2022	– [14]
MYR 815	USD185	HSBC Bank	7/14/2022	– [14]
USD 239	CNH1,600	UBS AG	7/27/2022	– [14]
USD 687	AUD960	Citibank	7/29/2022	24
USD 525	AUD740	Morgan Stanley	7/29/2022	14
AUD 340	USD235	HSBC Bank	7/29/2022	– [14]
AUD 960	USD681	Morgan Stanley	7/29/2022	(18)
PLN 4,260	USD922	Citibank	2/2/2023	1
USD 420	PLN1,940	Citibank	2/2/2023	(1)
PLN 1,940	USD468	BNP Paribas	2/2/2023	(48)

				$(356)

Swap contracts

Interest rate swaps

    Centrally cleared interest rate swaps

				Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2022 (000)
Receive		Pay
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$(7)	$–	$(7)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(58)	–	(58)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(22)	–	(22)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(54)	–	(54)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(9)	–	(9)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(9)	–	(9)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(10)	–	(10)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(18)	–	(18)

American Funds Insurance Series 153

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Swap contracts (continued)

Interest rate swaps (continued)

    Centrally cleared interest rate swaps (continued)

								Unrealized
Receive		Pay					Upfront	(depreciation)
	Payment		Payment	Expiration	Notional amount	Value at 6/30/2022	premium paid	appreciation at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZD1,000	$(19)	$–	$(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(19)	–	(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(19)	–	(19)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(17)	–	(17)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(19)	–	(19)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(19)	–	(19)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(19)	–	(19)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(21)	–	(21)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(7)	–	(7)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(20)	–	(20)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(20)	–	(20)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(2)	–	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP3,050	(14)	–	(14)
2.42%	Annual	SONIA	Annual	5/5/2024	6,100	(33)	–	(33)
2.9588%	Annual	SONIA	Annual	6/9/2024	4,180	5	–	5
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(8)	–	(8)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(11)	–	(11)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(13)	–	(13)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(36)	–	(36)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(37)	–	(37)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(47)	–	(47)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(7)	–	(7)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(9)	–	(9)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(15)	–	(15)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(15)	–	(15)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(21)	–	(21)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	2	–	2

						$(647)	$–	$(647)

Credit default swaps

    Centrally cleared credit default swaps on credit indices – sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD8,652	$(4)	$76	$(80)

154 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Investments in affiliates12

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)		Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 3.38%
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11]	$1,127	$91,279		$80,737	$(2)	$–	[14]	$11,667	$41
Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[11,13]	–	1,021	[15]					1,021	–	[16]

Total short-term securities								12,688

Total 3.38%					$(2)	$–	[14]	$12,688	$41

1 All or a portion of this security was on loan. The total value of all such securities was $3,814,000, which represented 1.02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2 Security did not produce income during the last 12 months.

3 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $839,000, which represented .22% of the net assets of the fund.

4 Index-linked bond whose principal amount moves with a government price index.

5 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,584,000, which represented 1.22% of the net assets of the fund.

6 Scheduled interest and/or principal payment was not received.

7 Step bond; coupon rate may change at a later date.

8 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9 Purchased on a TBA basis.

10 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

11 Rate represents the seven-day yield at 6/30/2022.

12 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

13 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

14 Amount less than one thousand.

15 Represents net activity. Refer to Note 5 for more information on securities lending.

16 Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

Refer to the notes to financial statements.

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

American Funds Insurance Series 155

The Bond Fund of America

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 97.74%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 34.45%
U.S. Treasury	U.S. Treasury 0.125% 2023	USD39,035	$38,075
18.89%	U.S. Treasury 0.25% 2024	40,500	38,405
	U.S. Treasury 0.375% 2024	42,000	39,846
	U.S. Treasury 0.375% 2024	23,504	22,441
	U.S. Treasury 0.375% 2024	15,740	14,856
	U.S. Treasury 2.125% 2024	72,100	70,764
	U.S. Treasury 2.50% 2024	35,000	34,691
	U.S. Treasury 2.50% 2024	22,390	22,199
	U.S. Treasury 0.375% 2025	114,120	103,990
	U.S. Treasury 2.875% 2025[1]	96,200	95,793
	U.S. Treasury 2.875% 2025	72,100	71,811
	U.S. Treasury 2.875% 2025	6,866	6,842
	U.S. Treasury 0.375% 2026	40,000	36,369
	U.S. Treasury 0.75% 2026	26,766	24,364
	U.S. Treasury 0.75% 2026	20,625	18,872
	U.S. Treasury 1.375% 2026[1]	45,000	42,060
	U.S. Treasury 0.50% 2027	125,625	111,178
	U.S. Treasury 0.50% 2027	70,675	62,018
	U.S. Treasury 2.25% 2027[1]	120,200	115,235
	U.S. Treasury 2.25% 2027[1]	72,100	69,515
	U.S. Treasury 2.625% 2027	15,056	14,770
	U.S. Treasury 6.125% 2027	24,000	27,583
	U.S. Treasury 1.25% 2028	79,480	71,576
	U.S. Treasury 2.75% 2029	44,840	43,940
	U.S. Treasury 1.625% 2031	1,630	1,455
	U.S. Treasury 2.875% 2032	31,925	31,545
	U.S. Treasury 1.125% 2040	124,213	86,191
	U.S. Treasury 1.375% 2040	40,000	28,701
	U.S. Treasury 1.875% 2041	79,700	62,288
	U.S. Treasury 2.00% 2041	247	195
	U.S. Treasury 2.375% 2042	14,871	12,557
	U.S. Treasury 3.00% 2049[1]	123,340	117,155
	U.S. Treasury 1.25% 2050[1]	21,285	13,483
	U.S. Treasury 1.875% 2051	4,670	3,490
	U.S. Treasury 2.00% 2051	1,587	1,221
	U.S. Treasury 2.25% 2052[1]	628,814	515,222
	U.S. Treasury 2.875% 2052	1,320	1,241

			2,071,937

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	6,799	6,825
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	200,073	203,596
securities	U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,377	6,493
15.56%	U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	83,356	84,819
	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	351,896	355,487
	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	123,409	124,212
	U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	72,952	74,002
	U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	232,229	236,077
	U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	87,139	87,082
	U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	41,070	41,092
	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	27,421	27,592
	U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	103,865	104,894
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	33,471	33,153
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	17,486	17,342
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	12,968	12,844
	U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	3,201	3,238
	U.S. Treasury Inflation-Protected Security 0.125% 2027[2]	83,953	82,613
	U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	83,283	83,036
	U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	87,889	87,363

156 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	USD19,604	$18,602
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	12,947	12,285
securities	U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	5,935	4,535

(continued)			1,707,182

	Total U.S. Treasury bonds & notes		3,779,119

Corporate bonds, notes & loans 33.56%
Financials	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,626
9.21%	ACE INA Holdings, Inc. 3.35% 2026	2,025	1,984
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,099
	AerCap Holdings NV 6.50% 2025	1,798	1,842
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	2,984
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,543
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	8,966
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	10,422
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	10,095
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	4,049
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	906
	Ally Financial, Inc. 5.125% 2024	1,500	1,516
	Ally Financial, Inc. 8.00% 2031	8,479	9,288
	Ally Financial, Inc. 8.00% 2031	7,070	7,868
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	822
	Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[3]	1,400	1,216
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[3]	1,970	1,835
	Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[3]	2,635	2,624
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[3]	981	881
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[3]	7,989	7,115
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]	10,129	9,442
	Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[3]	2,635	2,596
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[3]	2,773	2,377
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[3]	21,177	16,935
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[3]	36,155	29,253
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[3]	2,613	2,158
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[3]	8,343	7,012
	Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[3]	4,089	3,487
	Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[3]	11,965	11,659
	Bank of Nova Scotia 2.45% 2032	900	749
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	7,990
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	2,750
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	11,095
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	9,981	8,833
	BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]	13,134	11,824
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]	3,594	3,010
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]	4,177	3,457
	BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[3,4]	3,694	3,096
	Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	3,635	3,304
	Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[3]	4,525	4,339
	Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[3]	4,650	4,609
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	914
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[3]	5,410	5,377
	Citigroup, Inc. 4.60% 2026	1,800	1,805
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[3]	8,740	7,742
	Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[3]	5,520	5,125
	Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[3]	2,110	1,790
	Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[3]	5,350	4,825
	Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[3]	2,373	2,344
	Corebridge Financial, Inc. 3.50% 2025[4]	1,439	1,400
	Corebridge Financial, Inc. 3.65% 2027[4]	4,493	4,228

American Funds Insurance Series 157

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Corebridge Financial, Inc. 3.85% 2029[4]	USD5,794	$5,360
(continued)	Corebridge Financial, Inc. 3.90% 2032[4]	5,959	5,352
	Corebridge Financial, Inc. 4.35% 2042[4]	361	309
	Corebridge Financial, Inc. 4.40% 2052[4]	1,352	1,130
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,099
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	2,999
	Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	11,922
	Credit Suisse Group AG 3.80% 2023	12,925	12,809
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	496
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	801
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,219
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	9,423
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	2,742
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	7,369	5,872
	Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]	2,990	2,621
	Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]	2,975	2,824
	Deutsche Bank AG 3.30% 2022	2,695	2,695
	Deutsche Bank AG 3.95% 2023	6,350	6,338
	Deutsche Bank AG 0.898% 2024	2,500	2,344
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[3]	10,475	10,106
	Deutsche Bank AG 3.70% 2024	5,150	5,062
	Deutsche Bank AG 3.70% 2024	2,550	2,521
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[3]	8,586	8,305
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[3]	42,264	37,590
	Deutsche Bank AG 4.10% 2026	7,305	7,177
	Deutsche Bank AG 4.10% 2026	857	848
	Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[3]	3,825	3,304
	Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[3]	6,135	5,315
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[3]	2,900	2,431
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[3]	2,100	1,664
	DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,072
	GE Capital Funding, LLC 4.55% 2032	400	386
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[3]	3,030	2,691
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[3]	13,275	11,662
	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[3]	13,961	12,365
	Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[3]	1,235	1,122
	Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[3]	7,403	7,012
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]	9,600	9,061
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[3]	19,697	15,947
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[3]	2,535	2,107
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[3]	6,075	5,013
	Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[3]	10,422	8,911
	Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[3]	3,160	2,313
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[3]	1,750	1,650
	Groupe BPCE SA 2.75% 2023[4]	6,875	6,855
	Groupe BPCE SA 5.70% 2023[4]	28,166	28,597
	Groupe BPCE SA 5.15% 2024[4]	5,481	5,485
	Groupe BPCE SA 1.625% 2025[4]	2,980	2,811
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	5,693
	HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[3]	5,270	4,699
	HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[3]	6,610	6,432
	HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[3]	2,628	2,210
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[3]	9,525	9,192
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[3]	6,490	5,336
	Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	5,527

158 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Huarong Finance 2017 Co., Ltd. 4.75% 2027	USD669	$605
(continued)	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[5]	2,750	2,688
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[5]	397	373
	Huarong Finance II Co., Ltd. 5.00% 2025	480	454
	Huarong Finance II Co., Ltd. 5.50% 2025	6,669	6,477
	Huarong Finance II Co., Ltd. 4.625% 2026	200	184
	Huarong Finance II Co., Ltd. 4.875% 2026	2,106	1,935
	Intercontinental Exchange, Inc. 4.35% 2029	8,710	8,607
	Intercontinental Exchange, Inc. 4.60% 2033	4,601	4,584
	Intercontinental Exchange, Inc. 4.95% 2052	1,517	1,489
	Intercontinental Exchange, Inc. 5.20% 2062	3,465	3,469
	Intesa Sanpaolo SpA 3.375% 2023[4]	10,035	9,993
	Intesa Sanpaolo SpA 3.25% 2024[4]	770	746
	Intesa Sanpaolo SpA 5.017% 2024[4]	68,143	65,083
	Intesa Sanpaolo SpA 5.71% 2026[4]	15,400	14,694
	Intesa Sanpaolo SpA 3.875% 2027[4]	6,250	5,773
	Intesa Sanpaolo SpA 3.875% 2028[4]	1,986	1,839
	Iron Mountain Information Management Services, Inc. 5.00% 2032[4]	2,060	1,667
	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[3]	5,870	5,493
	JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[3]	11,105	10,380
	JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[3]	3,620	3,580
	JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[3]	5,965	5,236
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[3]	1,832	1,633
	JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[3]	4,350	4,034
	JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[3]	12,080	11,892
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[3]	2,453	2,112
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]	9,600	8,989
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]	11,980	11,568
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[3]	1,766	1,506
	JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[3]	5,313	4,420
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[3]	4,802	4,045
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[3]	553	475
	JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[3]	1,907	1,875
	Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[3]	2,415	2,176
	Keb Hana Bank 3.25% 2027[4]	1,315	1,265
	Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[3]	2,675	2,533
	Lloyds Banking Group PLC 4.375% 2028	8,825	8,583
	Marsh & McLennan Companies, Inc. 2.375% 2031	367	308
	Marsh & McLennan Companies, Inc. 2.90% 2051	505	356
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,518
	MetLife, Inc. 3.60% 2025	3,490	3,472
	Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[3]	2,960	2,744
	Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[3]	6,200	5,487
	Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[3]	2,225	1,963
	Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[3]	2,970	2,679
	Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[3]	2,945	2,871
	Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[3]	4,615	4,068
	Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[3]	3,065	2,900
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[3]	2,300	2,218
	Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[3]	2,680	2,560
	Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[3]	10,488	9,217
	Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[3]	3,671	3,592

American Funds Insurance Series 159

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[3]	USD30,007	$24,341
(continued)	Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[3]	3,951	3,269
	Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[3]	6,616	5,677
	Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[3]	2,286	2,216
	MSCI, Inc. 3.25% 2033[4]	2,750	2,197
	Navient Corp. 6.75% 2025	425	384
	OneMain Holdings, Inc. 7.125% 2026	250	232
	PNC Financial Services Group, Inc. 2.854% 2022[3]	5,850	5,853
	Rede D’Or Finance SARL 4.50% 2030[4]	1,572	1,330
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,186
	Santander Holdings USA, Inc. 2.49% 2028[3]	3,625	3,202
	Sumitomo Mitsui Banking Corp. 2.174% 2027	1,100	996
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[3]	1,530	1,155
	Synchrony Financial 4.375% 2024	3,640	3,620
	Toronto-Dominion Bank 1.95% 2027	1,060	960
	Toronto-Dominion Bank 2.00% 2031	3,510	2,854
	Toronto-Dominion Bank 2.45% 2032	4,145	3,467
	Toronto-Dominion Bank 4.456% 2032	4,181	4,138
	Travelers Companies, Inc. 2.55% 2050	768	535
	UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]	4,000	3,503
	UniCredit SpA 4.625% 2027[4]	1,395	1,339
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	14,212
	Vigorous Champion International, Ltd. 4.25% 2029	462	429
	Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[3]	20,480	19,520
	Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[3]	3,524	3,470
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[3]	9,236	8,756
	Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[3]	7,665	6,809
	Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[3]	3,153	2,923
	Willis North America, Inc. 4.65% 2027	1,290	1,270

			1,010,284

Utilities	AEP Texas, Inc. 3.45% 2051	1,475	1,135
4.28%	Alabama Power Co. 3.00% 2052	3,880	2,854
	Alfa Desarrollo SpA 4.55% 2051[4]	1,002	722
	Ameren Corp. 4.50% 2049	2,875	2,777
	Baltimore Gas & Electric 4.55% 2052	525	510
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	5,471
	Comisión Federal de Electricidad 4.688% 2029[4]	3,655	3,281
	Comisión Federal de Electricidad 3.875% 2033[4]	1,340	1,016
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,502
	Consumers Energy Co. 4.05% 2048	1,413	1,289
	Consumers Energy Co. 3.10% 2050	4,123	3,176
	Consumers Energy Co. 3.75% 2050	5,625	4,915
	Consumers Energy Co. 3.50% 2051	235	196
	Duke Energy Corp. 3.75% 2024	3,826	3,825
	Duke Energy Florida, LLC 3.40% 2046	5,669	4,476
	Duke Energy Florida, LLC 3.00% 2051	711	532
	Duke Energy Progress, LLC 3.70% 2028	3,750	3,635
	Duke Energy Progress, LLC 2.00% 2031	1,775	1,472
	Duke Energy Progress, LLC 2.50% 2050	644	441
	Edison International 3.125% 2022	2,900	2,896
	Edison International 3.55% 2024	6,850	6,689
	Edison International 4.95% 2025	175	176
	Edison International 5.75% 2027	3,181	3,231
	Edison International 4.125% 2028	3,644	3,401

160 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[3]	EUR2,800	$2,077
	Emera US Finance LP 0.833% 2024	USD600	561
	Emera US Finance LP 2.639% 2031	4,400	3,660
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]	1,425	1,380
	Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,028
	ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]	1,310	1,191
	Entergy Louisiana, LLC 4.20% 2048	6,325	5,818
	Eversource Energy 3.80% 2023	5,000	5,013
	FirstEnergy Corp. 1.60% 2026	20,066	17,548
	FirstEnergy Corp. 3.50% 2028[4]	2,400	2,260
	FirstEnergy Corp. 4.10% 2028[4]	425	415
	FirstEnergy Corp. 2.25% 2030	13,707	10,880
	FirstEnergy Corp. 2.65% 2030	12,524	10,351
	FirstEnergy Corp., Series B, 4.40% 2027[3]	12,178	11,509
	FirstEnergy Transmission, LLC 2.866% 2028[4]	4,000	3,387
	Florida Power & Light Company 2.45% 2032	6,025	5,257
	Florida Power & Light Company 2.875% 2051	9,334	6,961
	Georgia Power Co. 3.70% 2050	275	219
	Interchile SA 4.50% 2056[4]	465	383
	Israel Electric Corp., Ltd. 4.25% 2028[4]	10,190	9,821
	Israel Electric Corp., Ltd. 3.75% 2032[4]	340	305
	Jersey Central Power & Light Co. 2.75% 2032[4]	525	447
	Mississippi Power Co. 4.25% 2042	5,020	4,387
	Monongahela Power Co. 3.55% 2027[4]	1,700	1,619
	NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	2,708
	NextEra Energy Capital Holdings, Inc. 2.44% 2032	2,765	2,305
	NiSource Finance Corp. 5.00% 2052	2,150	2,105
	Northern States Power Co. 3.20% 2052	298	235
	Northern States Power Co. 4.50% 2052	3,065	3,028
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,377
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,537
	Pacific Gas and Electric Co. 3.40% 2024	2,000	1,924
	Pacific Gas and Electric Co. 2.95% 2026	10,850	9,872
	Pacific Gas and Electric Co. 3.15% 2026	27,543	25,256
	Pacific Gas and Electric Co. 3.30% 2027	12,289	10,741
	Pacific Gas and Electric Co. 3.30% 2027	5,850	5,246
	Pacific Gas and Electric Co. 3.75% 2028	13,075	11,555
	Pacific Gas and Electric Co. 4.65% 2028	7,900	7,326
	Pacific Gas and Electric Co. 4.55% 2030	35,299	31,399
	Pacific Gas and Electric Co. 2.50% 2031	19,695	15,083
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,051
	Pacific Gas and Electric Co. 3.30% 2040	8,898	6,148
	Pacific Gas and Electric Co. 3.75% 2042	9,466	6,423
	Pacific Gas and Electric Co. 4.75% 2044	336	258
	Pacific Gas and Electric Co. 3.50% 2050	6,836	4,579
	Public Service Electric and Gas Co. 3.20% 2029	6,000	5,721
	Public Service Electric and Gas Co. 1.90% 2031	775	645
	Public Service Electric and Gas Co. 3.10% 2032	7,500	6,898
	Puget Energy, Inc. 3.65% 2025	300	294
	Southern California Edison Co. 2.85% 2029	8,200	7,273
	Southern California Edison Co. 4.20% 2029	11,000	10,595
	Southern California Edison Co. 2.50% 2031	5,149	4,329
	Southern California Edison Co. 5.35% 2035	6,450	6,444
	Southern California Edison Co. 5.75% 2035	4,549	4,710
	Southern California Edison Co. 5.625% 2036	7,051	7,125
	Southern California Edison Co. 5.55% 2037	3,844	3,872
	Southern California Edison Co. 5.95% 2038	5,121	5,312
	Southern California Edison Co. 4.00% 2047	9,402	7,645
	Southern California Edison Co. 4.125% 2048	8,048	6,637

American Funds Insurance Series 161

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Southern California Edison Co. 4.875% 2049	USD916	$832
(continued)	Southern California Edison Co. 3.65% 2050	5,353	4,102
	Southern California Edison Co. 3.65% 2051	6,978	5,428
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,060
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,237
	Southwestern Electric Power Co. 3.25% 2051	2,270	1,685
	Union Electric Co. 2.15% 2032	3,175	2,641
	Virginia Electric and Power Co. 2.30% 2031	2,425	2,053
	Virginia Electric and Power Co. 2.40% 2032	5,795	4,958
	WEC Energy Group, Inc. 2.20% 2028	1,575	1,379
	Wisconsin Electric Power Co. 2.85% 2051	375	273
	Wisconsin Power and Light Co. 1.95% 2031	525	437
	Wisconsin Power and Light Co. 3.65% 2050	1,075	884
	Xcel Energy, Inc. 3.30% 2025	5,650	5,551
	Xcel Energy, Inc. 1.75% 2027	5,660	5,061
	Xcel Energy, Inc. 2.60% 2029	2,925	2,553
	Xcel Energy, Inc. 2.35% 2031	8,500	7,026
	Xcel Energy, Inc. 4.60% 2032	11,675	11,590

			469,501

Consumer	Allied Universal Holdco, LLC 4.625% 2028[4]	335	277
discretionary	Amazon.com, Inc. 3.30% 2027	1,760	1,728
4.04%	Amazon.com, Inc. 1.65% 2028	3,860	3,424
	Amazon.com, Inc. 3.45% 2029	1,305	1,270
	Amazon.com, Inc. 3.60% 2032	6,830	6,584
	Amazon.com, Inc. 2.875% 2041	650	521
	Amazon.com, Inc. 3.10% 2051	9,380	7,400
	Amazon.com, Inc. 3.95% 2052	1,635	1,513
	Amazon.com, Inc. 3.25% 2061	4,100	3,128
	Amazon.com, Inc. 4.10% 2062	470	426
	Atlas LuxCo 4 SARL 4.625% 2028[4]	255	207
	Bayerische Motoren Werke AG 1.25% 2026[4]	100	90
	Bayerische Motoren Werke AG 3.45% 2027[4]	1,075	1,049
	Bayerische Motoren Werke AG 1.95% 2031[4]	620	507
	Bayerische Motoren Werke AG 3.70% 2032[4]	1,350	1,275
	Daimler Trucks Finance North America, LLC 1.125% 2023[4]	3,015	2,896
	Daimler Trucks Finance North America, LLC 1.625% 2024[4]	4,950	4,658
	Daimler Trucks Finance North America, LLC 3.50% 2025[4]	1,750	1,716
	Daimler Trucks Finance North America, LLC 3.65% 2027[4]	4,140	3,969
	Daimler Trucks Finance North America, LLC 2.375% 2028[4]	3,975	3,425
	Daimler Trucks Finance North America, LLC 2.50% 2031[4]	9,625	7,853
	DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	8,000	7,907
	DaimlerChrysler North America Holding Corp. 3.35% 2023[4]	2,000	2,003
	Ford Motor Credit Company, LLC 5.125% 2025	3,870	3,704
	Ford Motor Credit Company, LLC 3.815% 2027	3,790	3,229
	Ford Motor Credit Company, LLC 4.125% 2027	39,080	34,523
	Ford Motor Credit Company, LLC 4.271% 2027	18,542	16,667
	Ford Motor Credit Company, LLC 5.113% 2029	4,205	3,779
	General Motors Company 4.35% 2025	11,358	11,229
	General Motors Company 6.125% 2025	28,743	29,756
	General Motors Company 4.20% 2027	1,030	978
	General Motors Company 5.40% 2048	7,200	6,278
	General Motors Financial Co. 3.55% 2022	3,703	3,703
	General Motors Financial Co. 3.25% 2023	964	963
	General Motors Financial Co. 1.05% 2024	4,200	3,984
	General Motors Financial Co. 3.50% 2024	9,945	9,727
	General Motors Financial Co. 2.75% 2025	3,634	3,415
	General Motors Financial Co. 2.90% 2025	1,032	986
	General Motors Financial Co. 3.80% 2025	3,153	3,078

162 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	General Motors Financial Co. 1.50% 2026	USD5,050	$4,415
discretionary	General Motors Financial Co. 2.35% 2027	4,070	3,588
(continued)	General Motors Financial Co. 2.70% 2027	2,406	2,119
	General Motors Financial Co. 2.40% 2028	13,909	11,769
	General Motors Financial Co. 2.40% 2028	464	386
	General Motors Financial Co. 3.60% 2030	465	402
	General Motors Financial Co. 2.35% 2031	6,075	4,716
	General Motors Financial Co. 2.70% 2031	6,075	4,793
	Grand Canyon University 4.125% 2024	4,190	4,006
	Home Depot, Inc. 2.95% 2029	6,081	5,681
	Home Depot, Inc. 4.50% 2048	1,915	1,871
	Hyundai Capital America 2.85% 2022[4]	4,118	4,108
	Hyundai Capital America 3.25% 2022[4]	1,521	1,521
	Hyundai Capital America 1.25% 2023[4]	3,150	3,054
	Hyundai Capital America 2.375% 2023[4]	9,977	9,852
	Hyundai Capital America 0.875% 2024[4]	2,780	2,601
	Hyundai Capital America 1.00% 2024[4]	2,750	2,555
	Hyundai Capital America 3.40% 2024[4]	8,180	8,030
	Hyundai Capital America 1.80% 2025[4]	12,714	11,642
	Hyundai Capital America 2.65% 2025[4]	13,054	12,464
	Hyundai Capital America 1.30% 2026[4]	6,000	5,332
	Hyundai Capital America 1.50% 2026[4]	8,310	7,365
	Hyundai Capital America 1.65% 2026[4]	7,275	6,421
	Hyundai Capital America 2.375% 2027[4]	6,264	5,516
	Hyundai Capital America 3.00% 2027[4]	10,408	9,583
	Hyundai Capital America 1.80% 2028[4]	6,000	5,070
	Hyundai Capital America 2.00% 2028[4]	5,900	4,966
	Hyundai Capital America 2.10% 2028[4]	4,010	3,384
	Hyundai Capital Services, Inc. 1.25% 2026[4]	3,695	3,328
	KIA Corp. 2.375% 2025[4]	1,580	1,513
	Limited Brands, Inc. 6.875% 2035	740	603
	Marriott International, Inc. 5.75% 2025	330	343
	Marriott International, Inc. 3.125% 2026	410	392
	Marriott International, Inc. 2.75% 2033	2,226	1,753
	McDonald’s Corp. 2.125% 2030	2,482	2,124
	McDonald’s Corp. 4.45% 2047	3,535	3,284
	McDonald’s Corp. 3.625% 2049	2,938	2,433
	Meituan Dianping 3.05% 2030[4]	3,200	2,385
	Nissan Motor Co., Ltd. 2.60% 2022[4]	1,415	1,408
	Nissan Motor Co., Ltd. 3.043% 2023[4]	240	236
	Nissan Motor Co., Ltd. 3.522% 2025[4]	800	758
	Nissan Motor Co., Ltd. 2.00% 2026[4]	12,000	10,396
	Nissan Motor Co., Ltd. 4.345% 2027[4]	1,790	1,645
	Nissan Motor Co., Ltd. 2.75% 2028[4]	11,200	9,374
	Nissan Motor Co., Ltd. 4.81% 2030[4]	17,533	15,593
	Sands China, Ltd. 2.55% 2027[3,4]	2,368	1,728
	Starbucks Corp. 3.75% 2047	3,785	3,077
	Stellantis Finance US, Inc. 1.711% 2027[4]	3,500	3,046
	Stellantis Finance US, Inc. 2.691% 2031[4]	4,280	3,393
	Toyota Motor Credit Corp. 3.375% 2030	4,954	4,665
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]	425	368
	Volkswagen Group of America Finance, LLC 4.25% 2023[4]	15,000	15,009
	Volkswagen Group of America Finance, LLC 2.85% 2024[4]	1,087	1,060
	Volkswagen Group of America Finance, LLC 3.35% 2025[4]	2,636	2,550
	Volkswagen Group of America Finance, LLC 4.35% 2027[4]	2,550	2,502
	Wyndham Destinations, Inc. 6.625% 2026[4]	675	641
	Wynn Resorts Finance, LLC 5.125% 2029[4]	410	323

			442,965

American Funds Insurance Series 163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Antero Resources Corp. 5.375% 2030[4]	USD280	$256
3.52%	Apache Corp. 4.625% 2025	645	643
	Apache Corp. 4.25% 2030	2,465	2,189
	Apache Corp. 5.35% 2049	800	634
	Baker Hughes Co. 2.061% 2026	1,136	1,043
	Canadian Natural Resources, Ltd. 2.05% 2025	754	706
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,104
	Cenovus Energy, Inc. 5.375% 2025	2,763	2,847
	Cenovus Energy, Inc. 4.25% 2027	18,067	17,725
	Cenovus Energy, Inc. 2.65% 2032	2,969	2,459
	Cenovus Energy, Inc. 5.25% 2037	770	753
	Cenovus Energy, Inc. 5.40% 2047	15,180	14,617
	Cheniere Energy Partners LP 3.25% 2032[4]	937	740
	Cheniere Energy, Inc. 7.00% 2024	410	425
	Chevron Corp. 2.355% 2022	4,800	4,793
	Chevron Corp. 2.954% 2026	3,365	3,285
	Chevron Corp. 3.078% 2050	692	552
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,454
	Devon Energy Corp. 4.50% 2030	5,197	4,914
	Diamondback Energy, Inc. 4.40% 2051	2,016	1,721
	Diamondback Energy, Inc. 4.25% 2052	3,135	2,607
	DT Midstream, Inc. 4.125% 2029[4]	555	472
	Ecopetrol SA 5.875% 2045	452	308
	Enbridge, Inc. 4.00% 2023	1,500	1,506
	Energy Transfer Operating LP 5.875% 2024	294	300
	Energy Transfer Operating LP 2.90% 2025	4,402	4,188
	Energy Transfer Operating LP 3.75% 2030	5,567	5,023
	Energy Transfer Operating LP 5.00% 2050	14,895	12,698
	Energy Transfer Partners LP 4.20% 2023	2,860	2,866
	Energy Transfer Partners LP 4.50% 2024	4,915	4,921
	Energy Transfer Partners LP 4.75% 2026	1,506	1,502
	Energy Transfer Partners LP 4.95% 2028	4,559	4,497
	Energy Transfer Partners LP 5.25% 2029	1,275	1,264
	Energy Transfer Partners LP 5.30% 2047	8,984	7,797
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[3]	7,850	5,894
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]	500	370
	Enterprise Products Operating, LLC 3.20% 2052	1,771	1,274
	Enterprise Products Operating, LLC 3.30% 2053	2,358	1,719
	EQT Corp. 7.50% 2030[3]	7,500	8,065
	Equinor ASA 3.625% 2028	4,928	4,821
	Equinor ASA 3.125% 2030	20,000	18,563
	Equinor ASA 3.25% 2049	5,687	4,523
	Exxon Mobil Corp. 3.043% 2026	4,625	4,544
	Exxon Mobil Corp. 2.61% 2030	1,040	935
	MPLX LP 4.00% 2028	4,665	4,436
	MPLX LP 5.50% 2049	8,081	7,514
	Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[4,6]	39	24
	Odebrecht Drilling Norbe 0% perpetual bonds[4]	1,150	5
	Oleoducto Central SA 4.00% 2027[4]	1,715	1,434
	Oleoducto Central SA 4.00% 2027	350	293
	ONEOK, Inc. 2.20% 2025	193	180
	ONEOK, Inc. 4.55% 2028	1,610	1,558
	ONEOK, Inc. 6.35% 2031	984	1,029
	ONEOK, Inc. 5.20% 2048	9,363	8,321
	ONEOK, Inc. 4.45% 2049	440	351
	ONEOK, Inc. 7.15% 2051	3,275	3,482
	Petróleos Mexicanos 3.50% 2023	1,500	1,479
	Petróleos Mexicanos 6.875% 2025	5,000	4,687
	Petróleos Mexicanos 6.875% 2026	43,810	39,562

164 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Petróleos Mexicanos 6.50% 2027	USD31,829	$27,694
(continued)	Petróleos Mexicanos 6.50% 2029	3,409	2,782
	Petróleos Mexicanos 8.75% 2029[4]	7,215	6,545
	Petróleos Mexicanos 6.70% 2032	18,259	13,961
	Petróleos Mexicanos 7.69% 2050	285	191
	Qatar Petroleum 2.25% 2031[4]	22,020	18,846
	Qatar Petroleum 3.125% 2041[4]	7,310	5,751
	Qatar Petroleum 3.30% 2051[4]	2,185	1,693
	SA Global Sukuk, Ltd. 1.602% 2026[4]	7,645	6,982
	Sabine Pass Liquefaction, LLC 5.625% 2023[3]	1,000	1,010
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,166
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	10,211
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	16,249
	Shell International Finance BV 3.875% 2028	9,410	9,293
	Shell International Finance BV 2.75% 2030	1,186	1,071
	Southwestern Energy Co. 5.95% 2025[3]	495	490
	Sunoco Logistics Operating Partners LP 5.40% 2047	5,396	4,745
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,125
	Total Capital International 3.455% 2029	885	843
	TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,509
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[3]	2,782	2,568
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[3]	2,202	1,911
	Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[3]	3,079	2,482
	Williams Partners LP 4.50% 2023	500	504
	Williams Partners LP 4.30% 2024	595	598

			386,092

Health care	AbbVie, Inc. 3.20% 2029	4,783	4,404
3.17%	AbbVie, Inc. 4.25% 2049	8	7
	Amgen, Inc. 2.45% 2030	5,131	4,479
	Amgen, Inc. 3.35% 2032	493	452
	Amgen, Inc. 4.40% 2062	196	171
	Anthem, Inc. 2.375% 2025	1,534	1,479
	Anthem, Inc. 4.10% 2032	8,711	8,486
	Anthem, Inc. 4.55% 2052	1,721	1,623
	AstraZeneca Finance, LLC 1.75% 2028	1,429	1,262
	AstraZeneca Finance, LLC 2.25% 2031	2,087	1,819
	AstraZeneca PLC 4.00% 2029	5,920	5,901
	Bausch Health Companies, Inc. 4.875% 2028[4]	830	651
	Baxter International, Inc. 2.539% 2032	3,906	3,301
	Bayer US Finance II, LLC 4.25% 2025[4]	17,570	17,370
	Centene Corp. 4.25% 2027	14,860	13,917
	Centene Corp. 2.45% 2028	12,410	10,384
	Centene Corp. 4.625% 2029	14,945	13,980
	Centene Corp. 3.375% 2030	15,718	13,375
	Centene Corp. 2.50% 2031	8,550	6,813
	Centene Corp. 2.625% 2031	2,510	2,002
	Danaher Corp. 2.80% 2051	1,090	787
	Eli Lilly and Company 3.375% 2029	1,255	1,229
	Gilead Sciences, Inc. 1.65% 2030	1,570	1,287
	HCA, Inc. 3.125% 2027[4]	755	687
	HCA, Inc. 3.375% 2029[4]	1,770	1,558
	HCA, Inc. 3.625% 2032[4]	5,729	4,840
	HCA, Inc. 4.625% 2052[4]	390	313
	Laboratory Corporation of America Holdings 1.55% 2026	1,058	951
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	3,703
	Merck & Co., Inc. 1.70% 2027	3,093	2,812
	Merck & Co., Inc. 2.15% 2031	5,845	5,033
	Merck & Co., Inc. 2.75% 2051	808	598

American Funds Insurance Series 165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Regeneron Pharmaceuticals, Inc. 1.75% 2030	USD1,918	$1,540
(continued)	Roche Holdings, Inc. 1.93% 2028[4]	7,845	6,941
	Roche Holdings, Inc. 2.076% 2031[4]	14,737	12,579
	Roche Holdings, Inc. 2.607% 2051[4]	645	469
	Shire PLC 3.20% 2026	14,406	13,847
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	43,984
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	56,684
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	25,053
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	29,209
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,385
	UnitedHealth Group, Inc. 3.75% 2025	5,410	5,410
	UnitedHealth Group, Inc. 3.70% 2027	1,184	1,181
	UnitedHealth Group, Inc. 4.00% 2029	2,231	2,211
	UnitedHealth Group, Inc. 2.00% 2030	855	733
	UnitedHealth Group, Inc. 4.20% 2032	3,169	3,169
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,050
	UnitedHealth Group, Inc. 4.25% 2048	960	897
	UnitedHealth Group, Inc. 3.25% 2051	927	729
	UnitedHealth Group, Inc. 4.75% 2052	1,400	1,402
	UnitedHealth Group, Inc. 4.95% 2062	550	559

			347,706

Communication	AT&T, Inc. 1.70% 2026	19,000	17,392
services	AT&T, Inc. 1.65% 2028	4,700	4,070
3.16%	AT&T, Inc. 4.30% 2030	15,940	15,569
	AT&T, Inc. 2.55% 2033	15,003	12,188
	AT&T, Inc. 3.50% 2053	19,935	15,144
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	4,800	4,546
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	1,351	1,111
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	4,524
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]	1,265	1,039
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	2,642	2,362
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]	3,875	3,007
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	4,492
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	1,240	1,050
	CenturyLink, Inc. 4.00% 2027[4]	17,946	15,226
	Comcast Corp. 3.15% 2028	7,200	6,870
	Comcast Corp. 2.65% 2030	7,500	6,718
	Comcast Corp. 4.00% 2048	5,000	4,357
	Magallanes, Inc. 3.428% 2024[4]	6,552	6,429
	Magallanes, Inc. 3.638% 2025[4]	3,056	2,964
	Magallanes, Inc. 3.755% 2027[4]	9,501	8,920
	Magallanes, Inc. 4.054% 2029[4]	1,316	1,206
	Magallanes, Inc. 4.279% 2032[4]	4,932	4,413
	Magallanes, Inc. 5.05% 2042[4]	3,147	2,682
	Magallanes, Inc. 5.141% 2052[4]	11,141	9,366
	Magallanes, Inc. 5.391% 2062[4]	2,802	2,348
	Netflix, Inc. 4.875% 2028	20,119	18,976
	Netflix, Inc. 5.875% 2028	25,021	24,526
	Netflix, Inc. 5.375% 2029[4]	12,400	11,740
	Netflix, Inc. 6.375% 2029	2,930	2,965
	Netflix, Inc. 4.875% 2030[4]	13,375	12,266
	News Corp. 5.125% 2032[4]	1,300	1,154
	SBA Tower Trust 1.631% 2026[4]	6,741	6,038
	Sirius XM Radio, Inc. 4.00% 2028[4]	675	586
	Sprint Corp. 7.625% 2025	6,665	6,960
	Tencent Holdings, Ltd. 2.39% 2030[4]	10,000	8,379
	T-Mobile US, Inc. 3.50% 2025	3,275	3,207
	T-Mobile US, Inc. 2.25% 2026	2,388	2,153

166 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	T-Mobile US, Inc. 2.625% 2026	USD9,691	$8,813
services	T-Mobile US, Inc. 3.75% 2027	5,000	4,819
(continued)	T-Mobile US, Inc. 2.40% 2029	1,224	1,059
	T-Mobile US, Inc. 2.625% 2029	3,117	2,632
	T-Mobile US, Inc. 3.875% 2030	4,500	4,204
	T-Mobile US, Inc. 2.875% 2031	7,913	6,584
	T-Mobile US, Inc. 3.50% 2031	9,629	8,334
	T-Mobile US, Inc. 3.00% 2041	2,100	1,569
	T-Mobile US, Inc. 3.40% 2052	12,280	9,096
	Verizon Communications, Inc. 4.329% 2028	1,539	1,532
	Verizon Communications, Inc. 1.75% 2031	10,090	8,114
	Verizon Communications, Inc. 2.55% 2031	8,375	7,168
	Verizon Communications, Inc. 2.355% 2032	4,743	3,937
	Verizon Communications, Inc. 3.40% 2041	2,050	1,673
	Verizon Communications, Inc. 2.875% 2050	3,000	2,133
	Verizon Communications, Inc. 3.55% 2051	1,975	1,587
	Verizon Communications, Inc. 3.875% 2052	3,155	2,651
	Vodafone Group PLC 4.375% 2028	10,000	9,963
	Vodafone Group PLC 4.25% 2050	3,050	2,555
	ZipRecruiter, Inc. 5.00% 2030[4]	1,500	1,262

			346,628

Industrials	ADT Security Corp. 4.125% 2029[4]	510	415
2.89%	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,486
	Aeropuerto International de Tocume SA 4.00% 2041[4]	730	593
	Aeropuerto International de Tocume SA 5.125% 2061[4]	565	449
	Air Lease Corp. 0.80% 2024	3,175	2,910
	Air Lease Corp. 2.875% 2026	11,453	10,531
	Air Lease Corp. 2.20% 2027	3,060	2,669
	Air Lease Corp. 2.10% 2028	2,450	1,967
	Avolon Holdings Funding, Ltd. 3.95% 2024[4]	12,514	11,991
	Avolon Holdings Funding, Ltd. 2.125% 2026[4]	8,333	7,214
	Avolon Holdings Funding, Ltd. 4.25% 2026[4]	3,302	3,062
	Avolon Holdings Funding, Ltd. 2.528% 2027[4]	2,142	1,748
	Avolon Holdings Funding, Ltd. 3.25% 2027[4]	8,000	6,972
	BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[3]	1,680	1,650
	Boeing Company 4.508% 2023	11,358	11,389
	Boeing Company 1.95% 2024	5,646	5,467
	Boeing Company 2.80% 2024	500	490
	Boeing Company 4.875% 2025	34,682	34,602
	Boeing Company 2.196% 2026	16,571	14,962
	Boeing Company 2.75% 2026	16,588	15,429
	Boeing Company 3.10% 2026	649	605
	Boeing Company 2.70% 2027	6,473	5,766
	Boeing Company 5.04% 2027	15,716	15,537
	Boeing Company 3.25% 2028	11,379	10,179
	Boeing Company 3.25% 2028	1,925	1,716
	Boeing Company 5.15% 2030	42,874	41,190
	Boeing Company 3.625% 2031	1,602	1,384
	Boeing Company 3.90% 2049	1,411	1,004
	Boeing Company 5.805% 2050	4,122	3,793
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,795
	Canadian Pacific Railway, Ltd. 2.45% 2031	3,131	2,682
	Canadian Pacific Railway, Ltd. 3.00% 2041	1,677	1,315
	Canadian Pacific Railway, Ltd. 3.10% 2051	3,111	2,297
	Carrier Global Corp. 3.377% 2040	15,000	11,784
	Dun & Bradstreet Corp. 5.00% 2029[4]	2,798	2,420
	General Dynamics Corp. 3.625% 2030	675	655

American Funds Insurance Series 167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	General Electric Capital Corp. 4.418% 2035	USD5,977	$5,590
(continued)	General Electric Capital Corp., Series A, 6.75% 2032	675	756
	Lockheed Martin Corp. 1.85% 2030	1,080	923
	Lockheed Martin Corp. 4.50% 2036	424	422
	Mexico City Airport Trust 5.50% 2046	1,959	1,357
	Mexico City Airport Trust 5.50% 2047	5,909	4,069
	Mexico City Airport Trust 5.50% 2047[4]	1,132	780
	MISC Capital Two (Labuan), Ltd. 3.75% 2027[4]	2,690	2,529
	Norfolk Southern Corp. 4.55% 2053	1,188	1,126
	Northrop Grumman Corp. 3.25% 2028	10,845	10,318
	Raytheon Technologies Corp. 1.90% 2031	3,087	2,533
	Raytheon Technologies Corp. 2.375% 2032	1,321	1,119
	Raytheon Technologies Corp. 2.82% 2051	665	477
	Raytheon Technologies Corp. 3.03% 2052	1,190	889
	Republic Services, Inc. 2.375% 2033	1,635	1,338
	Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]	2,550	1,973
	Triton Container International, Ltd. 1.15% 2024[4]	1,609	1,507
	Triton Container International, Ltd. 3.15% 2031[4]	2,482	2,009
	Union Pacific Corp. 2.15% 2027	2,213	2,052
	Union Pacific Corp. 2.40% 2030	4,454	3,942
	Union Pacific Corp. 2.375% 2031	5,554	4,805
	Union Pacific Corp. 2.80% 2032	5,240	4,670
	Union Pacific Corp. 3.375% 2042	530	442
	Union Pacific Corp. 3.25% 2050	7,000	5,505
	Union Pacific Corp. 2.95% 2052	1,405	1,037
	United Rentals, Inc. 5.50% 2027	2,500	2,456
	United Technologies Corp. 3.125% 2027	4,551	4,356
	United Technologies Corp. 4.125% 2028	4,974	4,914
	Waste Management, Inc. 4.15% 2032	2,155	2,115

			317,127

Consumer staples	7-Eleven, Inc. 1.80% 2031[4]	5,013	3,918
1.50%	7-Eleven, Inc. 2.80% 2051[4]	5,000	3,269
	Altria Group, Inc. 4.40% 2026	4,585	4,512
	Altria Group, Inc. 4.50% 2043	1,585	1,194
	Altria Group, Inc. 5.95% 2049	9,039	7,940
	Anheuser-Busch InBev NV 4.75% 2029	7,500	7,638
	Anheuser-Busch InBev NV 5.55% 2049	5,000	5,117
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,220
	British American Tobacco International Finance PLC 3.95% 2025[4]	16,879	16,570
	British American Tobacco International Finance PLC 1.668% 2026	4,070	3,608
	British American Tobacco PLC 3.557% 2027	10,991	10,064
	British American Tobacco PLC 2.259% 2028	4,348	3,647
	British American Tobacco PLC 4.448% 2028	3,065	2,905
	British American Tobacco PLC 4.742% 2032	2,675	2,381
	British American Tobacco PLC 4.39% 2037	1,500	1,192
	British American Tobacco PLC 4.54% 2047	14,400	10,583
	British American Tobacco PLC 4.758% 2049	22,045	16,661
	British American Tobacco PLC 5.65% 2052	610	528
	Conagra Brands, Inc. 5.30% 2038	436	412
	Conagra Brands, Inc. 5.40% 2048	57	54
	Constellation Brands, Inc. 3.50% 2027	7,500	7,207
	Constellation Brands, Inc. 4.35% 2027	890	883
	Constellation Brands, Inc. 2.875% 2030	620	540
	Constellation Brands, Inc. 2.25% 2031	1,487	1,207
	Constellation Brands, Inc. 4.75% 2032	2,284	2,273
	Imperial Tobacco Finance PLC 3.50% 2023[4]	2,335	2,322
	JBS Luxembourg SARL 2.50% 2027[4]	3,880	3,384
	JBS Luxembourg SARL 3.625% 2032[4]	1,430	1,159

168 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	JBS USA Lux SA 3.00% 2029[4]	USD2,709	$2,293
(continued)	JBS USA Lux SA 5.50% 2030[4]	435	412
	JBS USA Lux SA 3.00% 2032[4]	3,430	2,639
	Kraft Heinz Company 4.875% 2049	1,270	1,124
	Kraft Heinz Company 5.50% 2050	2,725	2,622
	PepsiCo, Inc. 1.95% 2031	6,979	5,952
	Philip Morris International, Inc. 4.125% 2043	4,117	3,331
	Philip Morris International, Inc. 4.875% 2043	5,433	4,845
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	2,422
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	461
	Reynolds American, Inc. 4.45% 2025	14,570	14,503
	Reynolds American, Inc. 5.85% 2045	1,970	1,656

			164,648

Information	Analog Devices, Inc. 1.70% 2028	1,962	1,721
technology	Analog Devices, Inc. 2.80% 2041	521	409
0.87%	Apple, Inc. 2.70% 2051	7,080	5,296
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	6,768
	Broadcom, Inc. 4.00% 2029[4]	2,940	2,727
	Broadcom, Inc. 4.15% 2032[4]	2,270	2,052
	Broadcom, Inc. 3.469% 2034[4]	32,636	26,605
	Broadcom, Inc. 3.137% 2035[4]	1,164	885
	Broadcom, Inc. 3.187% 2036[4]	4,803	3,658
	Global Payments, Inc. 2.90% 2031	1,005	824
	Oracle Corp. 1.65% 2026	8,417	7,554
	Oracle Corp. 2.30% 2028	6,875	5,922
	Oracle Corp. 2.875% 2031	7,393	6,098
	Oracle Corp. 3.95% 2051	4,869	3,584
	PayPal Holdings, Inc. 3.90% 2027	1,233	1,230
	PayPal Holdings, Inc. 2.30% 2030	330	284
	PayPal Holdings, Inc. 4.40% 2032	6,461	6,404
	PayPal Holdings, Inc. 5.05% 2052	1,665	1,656
	PayPal Holdings, Inc. 5.25% 2062	375	372
	salesforce.com, inc. 1.95% 2031	3,775	3,210
	salesforce.com, inc. 2.70% 2041	875	678
	salesforce.com, inc. 2.90% 2051	5,140	3,893
	salesforce.com, inc. 3.05% 2061	265	194
	Square, Inc. 2.75% 2026[4]	1,975	1,757
	Square, Inc. 3.50% 2031[4]	825	659
	VeriSign, Inc. 2.70% 2031	1,494	1,204

			95,644

Real estate	Alexandria Real Estate Equities, Inc. 4.50% 2029	70	68
0.76%	American Campus Communities, Inc. 3.75% 2023	2,900	2,904
	American Campus Communities, Inc. 3.875% 2031	620	610
	American Tower Corp. 1.45% 2026	657	575
	American Tower Corp. 3.65% 2027	5,390	5,123
	American Tower Corp. 2.30% 2031	1,180	936
	American Tower Corp. 2.70% 2031	1,100	906
	American Tower Corp. 4.05% 2032	1,278	1,166
	Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]	395	314
	Corporate Office Properties LP 2.00% 2029	1,139	919
	Corporate Office Properties LP 2.75% 2031	1,547	1,252
	Corporate Office Properties LP 2.90% 2033	564	438
	Crown Castle International Corp. 2.50% 2031	2,451	2,008
	Equinix, Inc. 2.90% 2026	3,287	3,058
	Equinix, Inc. 3.20% 2029	3,846	3,420
	Equinix, Inc. 2.50% 2031	7,760	6,295

American Funds Insurance Series 169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate	Equinix, Inc. 3.90% 2032	USD1,155	$1,046
(continued)	Equinix, Inc. 3.40% 2052	1,201	891
	Extra Space Storage, Inc. 2.35% 2032	698	554
	FibraSOMA 4.375% 2031[4]	1,475	1,054
	Hospitality Properties Trust 4.50% 2025	855	677
	Hospitality Properties Trust 3.95% 2028	1,710	1,173
	Howard Hughes Corp. 4.375% 2031[4]	675	501
	Invitation Homes Operating Partnership LP 2.30% 2028	767	646
	Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,578
	Invitation Homes Operating Partnership LP 2.70% 2034	660	509
	Iron Mountain, Inc. 4.875% 2027[4]	1,605	1,455
	Iron Mountain, Inc. 5.25% 2028[4]	3,500	3,149
	Iron Mountain, Inc. 5.25% 2030[4]	675	588
	Omega Healthcare Investors, Inc. 4.375% 2023	186	187
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,004
	Public Storage 1.95% 2028	993	859
	Public Storage 2.30% 2031	3,195	2,688
	Scentre Group 3.50% 2025[4]	4,565	4,437
	Sun Communities Operating LP 2.30% 2028	1,026	879
	Sun Communities Operating LP 2.70% 2031	3,877	3,129
	VICI Properties LP 4.375% 2025	670	655
	VICI Properties LP 4.75% 2028	6,844	6,545
	VICI Properties LP 4.95% 2030	5,515	5,237
	VICI Properties LP 5.125% 2032	11,766	11,112
	VICI Properties LP 5.625% 2052	2,695	2,458

			83,003

Materials	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,333
0.16%	Ecolab, Inc. 1.65% 2027	835	764
	Ecolab, Inc. 2.125% 2032	2,580	2,179
	Ecolab, Inc. 2.70% 2051	335	239
	Glencore Funding, LLC 2.625% 2031[4]	790	638
	Glencore Funding, LLC 3.375% 2051[4]	370	253
	International Flavors & Fragrances, Inc. 2.30% 2030[4]	3,536	2,909
	LYB International Finance III, LLC 2.25% 2030	3,802	3,139
	LYB International Finance III, LLC 3.625% 2051	2,617	1,938
	Methanex Corp. 5.125% 2027	510	451
	Nova Chemicals Corp. 4.25% 2029[4]	425	333
	South32 Treasury (USA), Ltd. 4.35% 2032[4]	1,976	1,848

			17,024

	Total corporate bonds, notes & loans		3,680,622

Mortgage-backed obligations 22.30%
Federal agency	Fannie Mae Pool #976945 5.50% 2023[7]	3	3
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 2025[7]	49	50
obligations	Fannie Mae Pool #256133 4.50% 2026[7]	47	47
19.52%	Fannie Mae Pool #AR3058 3.00% 2028[7]	83	82
	Fannie Mae Pool #AS8018 3.00% 2031[7]	49	48
	Fannie Mae Pool #BM4741 3.00% 2032[7]	32	32
	Fannie Mae Pool #924866 1.765% 2037[5,7]	430	428
	Fannie Mae Pool #945680 6.00% 2037[7]	455	495
	Fannie Mae Pool #913966 6.00% 2037[7]	35	38
	Fannie Mae Pool #889982 5.50% 2038[7]	998	1,072
	Fannie Mae Pool #988588 5.50% 2038[7]	190	204
	Fannie Mae Pool #AB1297 5.00% 2040[7]	198	208
	Fannie Mae Pool #MA4501 2.00% 2041[7]	10,409	9,309
	Fannie Mae Pool #AI1862 5.00% 2041[7]	1,034	1,086
	Fannie Mae Pool #AH8144 5.00% 2041[7]	820	856

170 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #AH9479 5.00% 2041[7]	USD767	$803
mortgage-backed	Fannie Mae Pool #AI3510 5.00% 2041[7]	594	621
obligations	Fannie Mae Pool #AJ0704 5.00% 2041[7]	480	503
(continued)	Fannie Mae Pool #AJ5391 5.00% 2041[7]	350	369
	Fannie Mae Pool #MA4540 2.00% 2042[7]	2,734	2,445
	Fannie Mae Pool #AZ3904 4.00% 2045[7]	42	42
	Fannie Mae Pool #AL8522 3.50% 2046[7]	945	924
	Fannie Mae Pool #BD1968 4.00% 2046[7]	1,284	1,290
	Fannie Mae Pool #BE0592 4.00% 2046[7]	316	314
	Fannie Mae Pool #BD5477 4.00% 2046[7]	180	180
	Fannie Mae Pool #CA0770 3.50% 2047[7]	5,135	5,033
	Fannie Mae Pool #CA0706 4.00% 2047[7]	99	100
	Fannie Mae Pool #MA3058 4.00% 2047[7]	45	45
	Fannie Mae Pool #BM4413 4.50% 2047[7]	3,155	3,217
	Fannie Mae Pool #BF0293 3.00% 2048[7]	7,571	7,145
	Fannie Mae Pool #FM4891 3.50% 2048[7]	22,390	21,904
	Fannie Mae Pool #BF0318 3.50% 2048[7]	6,098	5,948
	Fannie Mae Pool #CA1189 3.50% 2048[7]	1,457	1,425
	Fannie Mae Pool #BJ5749 4.00% 2048[7]	18	18
	Fannie Mae Pool #BM4676 4.00% 2048[7]	14	14
	Fannie Mae Pool #CA3807 3.00% 2049[7]	1,460	1,374
	Fannie Mae Pool #CA3806 3.00% 2049[7]	941	887
	Fannie Mae Pool #FM0007 3.50% 2049[7]	17,115	16,640
	Fannie Mae Pool #FM1954 3.50% 2049[7]	7,239	7,038
	Fannie Mae Pool #FM1589 3.50% 2049[7]	4,704	4,573
	Fannie Mae Pool #FM1262 4.00% 2049[7]	25,162	25,188
	Fannie Mae Pool #FM5507 3.00% 2050[7]	18,969	17,967
	Fannie Mae Pool #BF0145 3.50% 2057[7]	12,754	12,439
	Fannie Mae Pool #BF0264 3.50% 2058[7]	9,600	9,363
	Fannie Mae Pool #BF0332 3.00% 2059[7]	20,766	19,494
	Fannie Mae Pool #BF0497 3.00% 2060[7]	18,133	17,096
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]	–	–
	Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	8	8
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	19	22
	Fannie Mae, Series 2002-W1, Class 2A, 5.017% 2042[5,7]	23	23
	Freddie Mac Pool #ZS8507 3.00% 2028[7]	130	130
	Freddie Mac Pool #ZK7590 3.00% 2029[7]	2,852	2,837
	Freddie Mac Pool #A15120 5.50% 2033[7]	55	57
	Freddie Mac Pool #QN1073 3.00% 2034[7]	51	50
	Freddie Mac Pool #G05196 5.50% 2038[7]	54	59
	Freddie Mac Pool #G05267 5.50% 2038[7]	41	44
	Freddie Mac Pool #G06020 5.50% 2039[7]	79	85
	Freddie Mac Pool #A93948 4.50% 2040[7]	169	175
	Freddie Mac Pool #G05860 5.50% 2040[7]	283	305
	Freddie Mac Pool #RB5138 2.00% 2041[7]	2,743	2,453
	Freddie Mac Pool #G06868 4.50% 2041[7]	191	197
	Freddie Mac Pool #G06841 5.50% 2041[7]	457	492
	Freddie Mac Pool #RB5148 2.00% 2042[7]	5,687	5,044
	Freddie Mac Pool #RB5145 2.00% 2042[7]	2,664	2,382
	Freddie Mac Pool #Z40130 3.00% 2046[7]	22,230	21,271
	Freddie Mac Pool #G61733 3.00% 2047[7]	5,538	5,246
	Freddie Mac Pool #ZT2100 3.00% 2047[7]	116	110
	Freddie Mac Pool #G08789 4.00% 2047[7]	682	687
	Freddie Mac Pool #G67709 3.50% 2048[7]	14,463	14,159
	Freddie Mac Pool #G61628 3.50% 2048[7]	355	348
	Freddie Mac Pool #Q58494 4.00% 2048[7]	1,289	1,292
	Freddie Mac Pool #QA4673 3.00% 2049[7]	31,780	29,899
	Freddie Mac Pool #SD7508 3.50% 2049[7]	11,833	11,505
	Freddie Mac Pool #RA1369 3.50% 2049[7]	2,174	2,113
	Freddie Mac Pool #ZN4842 3.50% 2049[7]	760	739
	Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	62	66

American Funds Insurance Series 171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	USD145	$153
mortgage-backed	Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	134	116
obligations	Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	132	112
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	9,092	9,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	2,074	2,052
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[7]	11,275	11,138
	Government National Mortgage Assn. 2.00% 2052[7,8]	10,080	8,946
	Government National Mortgage Assn. 2.00% 2052[7,8]	4,705	4,180
	Government National Mortgage Assn. 3.00% 2052[7,8]	32,748	30,883
	Government National Mortgage Assn. 3.50% 2052[7,8]	51,755	50,231
	Government National Mortgage Assn. 4.00% 2052[7,8]	70,236	69,796
	Government National Mortgage Assn. 4.00% 2052[7,8]	18,306	18,231
	Government National Mortgage Assn. 4.50% 2052[7,8]	166,259	168,116
	Government National Mortgage Assn. 5.00% 2052[7,8]	152,746	155,968
	Government National Mortgage Assn. 5.00% 2052[7,8]	2,680	2,747
	Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	13,668	13,711
	Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	5,718	5,823
	Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	40	42
	Uniform Mortgage-Backed Security 1.50% 2037[7,8]	3,950	3,593
	Uniform Mortgage-Backed Security 2.50% 2037[7,8]	7,545	7,207
	Uniform Mortgage-Backed Security 3.00% 2037[7,8]	4,006	3,914
	Uniform Mortgage-Backed Security 2.00% 2052[7,8]	34,799	30,177
	Uniform Mortgage-Backed Security 2.50% 2052[7,8]	36,388	32,697
	Uniform Mortgage-Backed Security 3.00% 2052[7,8]	76,300	71,007
	Uniform Mortgage-Backed Security 3.00% 2052[7,8]	70,132	65,338
	Uniform Mortgage-Backed Security 3.50% 2052[7,8]	33,659	32,341
	Uniform Mortgage-Backed Security 4.00% 2052[7,8]	250,157	245,911
	Uniform Mortgage-Backed Security 4.00% 2052[7,8]	12,042	11,858
	Uniform Mortgage-Backed Security 4.50% 2052[7,8]	320,008	320,024
	Uniform Mortgage-Backed Security 4.50% 2052[7,8]	192,067	192,435
	Uniform Mortgage-Backed Security 5.00% 2052[7,8]	152,335	154,766
	Uniform Mortgage-Backed Security 5.00% 2052[7,8]	116,315	118,426

			2,141,104

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]	100	97
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]	770	758
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]	1,018	949
1.37%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]	130	126
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]	205	199
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]	2,444	2,447
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	295	259
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]	2,541	2,532
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]	781	789
	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[4,5,7]	8,575	8,422
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[4,5,7]	3,822	3,753
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[4,5,7]	8,476	8,391
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[4,5,7]	14,727	14,226
	BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 2.072% 2036[4,5,7]	12,622	12,021
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[4,5,7]	5,292	4,985
	BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[4,5,7]	570	537

172 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial	BX Trust, Series 2021-ARIA, Class B,
mortgage-backed	(1-month USD-LIBOR + 1.297%) 2.621% 2036[4,5,7]	USD995	$933
securities	BX Trust, Series 2021-ARIA, Class C,
(continued)	(1-month USD-LIBOR + 1.646%) 2.97% 2036[4,5,7]	996	931
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[4,5,7]	5,828	5,684
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[4,5,7]	3,741	3,596
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[4,5,7]	9,979	9,620
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[4,5,7]	433	416
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[4,5,7]	293	279
	BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[4,5,7]	339	325
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[4,5,7]	740	701
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[4,5,7]	100	96
	BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[4,5,7]	151	144
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]	610	598
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,5,7]	312	311
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	347
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[5,7]	204	193
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	1,137	1,105
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	193
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[4,5,7]	2,862	2,795
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[4,5,7]	653	635
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[4,5,7]	891	863
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[4,5,7]	682	660
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[4,7]	304	292
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,7]	1,897	1,573
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]	400	387
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]	100	98
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	1,536	1,338
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]	3,280	3,268
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]	640	625
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,7]	7,867	7,258
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]	2,040	1,980
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[4,5,7]	3,258	3,184
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[4,5,7]	4,555	4,394
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[4,5,7]	154	150
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]	5,446	5,389
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]	410	399
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]	245	240

American Funds Insurance Series 173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	USD730	$715
mortgage-backed	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]	208	195
securities	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,7]	4,065	3,459
(continued)	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.901% 2036[4,5,7]	9,351	8,897
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[4,5,7]	1,000	948
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[4,5,7]	8,739	8,317
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 2.404% 2038[4,5,7]	263	248
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[4,5,7]	141	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]	2,413	2,352
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[5,7]	220	209
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]	2,550	2,506
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]	1,019	939
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	250	244
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]	205	200

			150,853

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,7]	3,260	3,026
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,7]	145	140
obligations (privately originated)	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,7]	6,315	6,000
1.19%	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[4,5,7]	1,297	1,292
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,7]	1,001	924
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,7]	671	649
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,7]	5,155	4,816
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,7]	583	576
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,5,7]	3,400	3,334
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,5,7]	1,983	1,948
	CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,5,7]	7,476	7,249
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,7]	235	224
	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,5,7]	2,151	1,960
	Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]	1,505	1,477
	Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[4,5,7]	369	368
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,7]	1,578	1,457
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,7]	1,726	1,627
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]	2,700	2,908
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]	2,299	2,478
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,7]	3,342	2,873
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,5,7]	2,302	1,977
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,5,7]	2,158	1,854
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,7]	2,121	1,818
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,5,7]	2,021	1,739
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[5,7]	1,744	1,798
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.576% 2034[4,5,7]	234	226
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]	2,420	2,383
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[4,5,7]	363	359

174 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[4,5,7]	USD313	$314
obligations (privately originated)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[4,5,7]	3,548	3,516
(continued)	GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,5,7]	3,823	3,492
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,7]	5,446	4,871
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,7]	914	788
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]	240	230
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,7]	914	861
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,4,7,9]	3,806	3,671
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]	2,825	2,645
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[4,5,7]	16,160	15,704
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,5,7]	3,428	3,173
	MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[4,5,7]	8,555	8,448
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,5,7]	3,760	3,224
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,7]	1,132	1,070
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,5,7]	4,530	4,359
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,7]	11,719	10,815
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[4,9,10]	1,680	1,490
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,7]	5,038	4,580

			130,731

Other	Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]	DKK78,145	8,664
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]	108,763	11,927
securities	Realkredit Danmark AS 1.00% 2053[7]	29,536	3,239

0.22%			23,830

	Total mortgage-backed obligations		2,446,518

Asset-backed obligations 4.43%
	Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	USD2,210	2,175
	Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]	2,755	2,756
	Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]	7,689	7,322
	Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,7]	3,445	3,087
	Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[4,7]	531	470
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,7]	2,427	2,233
	Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[4,7]	193	170
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]	623	586
	Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[4,7]	1,279	1,229
	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,7]	701	665
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,7]	989	963
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[4,7]	1,426	1,402
	AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,5,7]	8,585	8,553
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,7]	2,387	2,364
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[4,7]	2,500	2,422
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,7]	1,465	1,432
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,7]	806	765
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[4,7]	1,147	1,140
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[4,7]	2,811	2,767
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[4,7]	396	392
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]	997	941
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]	1,109	1,029
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]	2,613	2,404

American Funds Insurance Series 175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[4,5,7]	USD575	$566
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,7]	231	219
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,7]	269	240
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,7]	4,201	3,601
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,7]	497	401
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]	400	397
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]	210	194
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]	206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]	538	514
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]	884	832
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,7]	16,378	14,503
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,7]	6,342	5,720
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[4,7]	685	586
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,7]	910	818
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]	18,930	17,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]	1,982	1,698
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]	3,441	3,093
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]	373	318
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,7]	6,134	5,417
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[4,7]	1,943	1,681
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,7]	2,479	2,226
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,7]	5,171	4,672
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,7]	464	411
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,7]	918	917
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,7]	1,539	1,541
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,7]	694	679
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,7]	590	564
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,7]	2,591	2,563
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[4,7]	2,111	2,094
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[4,7]	2,797	2,775
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]	3,549	3,537
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]	2,524	2,513
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	1,547	1,548
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	328	328
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	3,994
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]	5,369	5,233
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]	4,053	3,798
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]	128	128
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,7]	1,915	1,902
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]	29	29
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,7]	4,250	4,242
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,7]	825	787
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,7]	449	417
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,7]	817	795
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,7]	1,179	1,144
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,7]	1,231	1,169
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,7]	832	774
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,7]	463	412
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]	170	169
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]	1,663	1,638
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]	780	773
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,7]	900	888
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[7]	1,162	1,148
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,7]	5,000	4,969
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,7]	5,194	5,192
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]	1,807	1,739
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]	1,012	984
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[7]	3,047	2,999

176 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	USD2,612	$2,436
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[7]	1,201	1,143
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,7]	18,033	16,623
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,7]	1,393	1,272
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[4,7]	1,743	1,716
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]	17,675	17,625
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]	30,070	29,605
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,7]	2,312	2,138
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,7]	1,517	1,345
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[4,7]	169	148
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,7]	3,084	2,824
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,7]	10,425	9,296
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,7]	2,913	2,602
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,7]	228	201
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]	301	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]	425	422
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,7,9,10]	8,590	8,337
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,7]	12,703	11,895
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,7]	1,171	1,083
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,7]	810	747
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,7]	17,770	15,703
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,7]	1,264	1,119
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,7]	859	753
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,7]	1,324	1,282
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,7]	304	286
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[4,5,7]	900	887
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[4,5,7]	660	652
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,7]	1,242	1,197
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,7]	230	222
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,7]	2,721	2,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,7]	4,424	4,080
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,7]	958	848
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,7]	4,565	4,074
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,7]	358	329
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,7]	6,020	5,574
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,7]	13,741	12,749
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[4,5,7]	4,597	4,489
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,7]	50,765	44,373
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[4,5,7]	275	271
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[4,7]	240	225
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[4,5,7]	1,355	1,345
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[4,5,7]	292	289
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,7]	7,884	7,318
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,7]	1,815	1,813
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,7]	1,355	1,341
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.874% 2051[4,5,7]	771	758
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]	1,510	1,488
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	2,955	2,948
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]	2,812	2,724
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]	3,344	3,319
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]	2,211	2,157
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]	1,677	1,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]	2,236	2,115
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]	1,802	1,692

American Funds Insurance Series 177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,7]	USD2,732	$2,362
	Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,7]	503	427
	SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,7]	2,478	2,260
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[4,5,7]	475	469
	Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,7]	3,396	3,078
	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,7]	453	404
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,7]	1,323	1,235
	Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,7]	1,525	1,398
	SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,7]	2,581	2,404
	TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,7]	3,175	2,884
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,7]	2,366	2,145
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,7]	1,364	1,281
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,7]	6,480	5,665
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,7]	5,440	4,845
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,7]	362	322
	TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[4,7]	4,571	4,114
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[4,7]	136	117
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]	6,000	5,873
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,7]	10,965	9,774
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,7]	4,412	3,860
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,7]	364	316
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,7]	1,557	1,519
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,7]	1,690	1,629
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,7]	2,181	2,066
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,7]	1,446	1,350
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,7]	3,023	2,908

			486,061

Municipals 1.63%
California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	2,700
0.03%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	650	562

			3,262

Illinois 1.48%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	68
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	31,320
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	9,360
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,233
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,129
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	6,228	6,275
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	107,781
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,250

			162,416

New York 0.05%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	5,227

Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	3,274

178 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Wisconsin 0.04%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	USD4,600	$4,359

	Total municipals		178,538

Bonds & notes of governments & government agencies outside the U.S. 1.27%
	Chile (Republic of) 3.50% 2034	600	535
	Chile (Republic of) 3.10% 2041	2,340	1,786
	Chile (Republic of) 4.34% 2042	1,320	1,178
	Chile (Republic of) 4.00% 2052	580	482
	China (People’s Republic of), Series INBK, 3.81% 2050	CNY13,380	2,160
	China (People’s Republic of), Series INBK, 3.72% 2051	48,340	7,709
	Colombia (Republic of) 4.125% 2051	USD3,120	1,876
	Colombia (Republic of), Series B, 5.75% 2027	COP24,813,800	4,734
	Dominican Republic 5.95% 2027[4]	USD8,100	7,753
	Indonesia (Republic of) 3.35% 2071	1,660	1,179
	Israel (State of) 3.375% 2050	4,750	3,851
	Israel (State of) 3.875% 2050	4,775	4,209
	Panama (Republic of) 3.362% 2031	15,625	13,773
	Panama (Republic of) 3.87% 2060	7,500	5,324
	Panama (Republic of) 4.50% 2063	395	305
	Paraguay (Republic of) 5.00% 2026	1,250	1,230
	Peru (Republic of) 6.35% 2028	PEN5,840	1,439
	Peru (Republic of) 5.94% 2029	6,005	1,434
	Peru (Republic of) 2.783% 2031	USD3,790	3,232
	Peru (Republic of) 6.15% 2032	PEN12,950	2,994
	Peru (Republic of) 3.00% 2034	USD2,400	1,975
	Peru (Republic of) 3.60% 2072	7,640	5,191
	Philippines (Republic of) 3.229% 2027	475	461
	Philippines (Republic of) 3.20% 2046	4,900	3,687
	Philippines (Republic of) 4.20% 2047	272	239
	Portuguese Republic 5.125% 2024	24,775	25,613
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	1,020	1,035
	PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	1,270	1,264
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	340	320
	PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	1,150	928
	Qatar (State of) 4.50% 2028[4]	5,100	5,291
	Qatar (State of) 5.103% 2048[4]	3,400	3,569
	Romania 3.75% 2034	EUR5,625	4,444
	Saudi Arabia (Kingdom of) 3.628% 2027[4]	USD5,000	4,964
	Saudi Arabia (Kingdom of) 3.625% 2028[4]	11,435	11,302
	United Mexican States 3.50% 2034	1,030	853
	United Mexican States 4.40% 2052	675	510

			138,829

Federal agency bonds & notes 0.10%
	Fannie Mae 2.125% 2026[1]	11,910	11,502

	Total bonds, notes & other debt instruments (cost: $11,470,544,000)		10,721,189

American Funds Insurance Series 179

The Bond Fund of America (continued)

Short-term securities 18.26%	Shares	Value (000)
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11,12]	20,033,647	$2,002,964

Total short-term securities (cost: $2,003,265,000)		2,002,964

Total investment securities 116.00% (cost: $13,473,809,000)		12,724,153
Other assets less liabilities (16.00)%		(1,755,255)

Net assets 100.00%		$10,968,898

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	3,679	September 2022	USD1,498,316	$512
90 Day Eurodollar Futures	Long	2,771	September 2022	670,547	(18,008)
3 Month SOFR Futures	Short	658	June 2023	(158,956)	157
2 Year U.S. Treasury Note Futures	Short	4,626	September 2022	(971,532)	(2,450)
5 Year Euro-Bobl Futures	Short	63	September 2022	(8,199)	81
5 Year U.S. Treasury Note Futures	Long	2,237	September 2022	251,103	2,326
10 Year Euro-Bund Futures	Short	51	September 2022	(7,951)	207
10 Year Ultra U.S. Treasury Note Futures	Long	2,281	September 2022	290,542	4,736
10 Year U.S. Treasury Note Futures	Long	2,148	September 2022	254,605	2,999
20 Year U.S. Treasury Bond Futures	Long	1,463	September 2022	202,808	(2,688)
30 Year Ultra U.S. Treasury Bond Futures	Long	855	September 2022	131,964	(2,789)

					$(14,917)

Forward currency contracts

Contract amount		Counterparty		Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)		Settlement date	at 6/30/2022 (000)
USD5,555	COP22,893,650	UBS AG	7/6/2022	$46
COP22,893,650	USD 5,540	UBS AG	7/6/2022	(30)
USD3,074	PEN11,415	Bank of America	7/12/2022	96
KRW16,629,740	USD13,220	JPMorgan Chase	7/12/2022	(316)
USD621	EUR582	Standard Chartered Bank	7/13/2022	11
USD1,231	EUR1,180	JPMorgan Chase	7/18/2022	(7)
USD26,606	DKK188,025	Bank of New York Mellon	7/27/2022	65
USD5,934	EUR5,628	UBS AG	7/27/2022	25
COP1,073,945	USD266	Citibank	7/28/2022	(9)
KRW32,053,900	USD24,883	Citibank	8/5/2022	2
USD5,506	COP22,893,650	UBS AG	8/8/2022	31
USD1,413	PEN5,380	Citibank	8/26/2022	17
USD643	PEN2,650	Morgan Stanley	8/26/2022	(45)
USD830	PEN3,440	Citibank	8/26/2022	(63)

				$(177)

180 American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$2,890	$–	$2,890
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(2,838)	–	(2,838)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	791	–	791
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	729	–	729
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	256	–	256
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	164	–	164
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	36	–	36
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	4,303	–	4,303
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	8,580	1,568	–	1,568
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	2,488	–	2,488

						$10,387	$–	$10,387

Credit default swaps

    Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)		Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD114,617	$3,452		$(5,302)	$8,754

Investments in affiliates12

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 18.26%
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11]	$1,311,257	$2,345,528	$1,653,314	$(83)	$(424)	$2,002,964	$3,972

1 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $59,465,000, which represented .54% of the net assets of the fund.

2 Index-linked bond whose principal amount moves with a government price index.

3 Step bond; coupon rate may change at a later date.

4 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,572,955,000, which represented 14.34% of the net assets of the fund.

5 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8 Purchased on a TBA basis.

9 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,498,000, which represented .12% of the net assets of the fund.

10 Value determined using significant unobservable inputs.

11 Rate represents the seven-day yield at 6/30/2022.

12 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series 181

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan

COP = Colombian pesos

DAC = Designated Activity Company

DKK = Danish kroner

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

182 American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 96.02%		Principal amount (000)	Value (000)
Euros	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	EUR4,200	$4,424
17.03%	Altria Group, Inc. 1.00% 2023	1,020	1,066
	Altria Group, Inc. 1.70% 2025	1,600	1,583
	Altria Group, Inc. 2.20% 2027	2,900	2,737
	American Honda Finance Corp. 1.95% 2024	560	587
	American Tower Corp. 0.45% 2027	2,525	2,308
	American Tower Corp. 0.875% 2029	1,470	1,255
	AT&T, Inc. 1.60% 2028	2,350	2,310
	Austria (Republic of) 0% 2031	6,900	6,189
	Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,339
	CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,340
	Comcast Corp. 0.25% 2029	955	831
	Deutsche Telekom International Finance BV 7.50% 2033	200	288
	Dow Chemical Co. 0.50% 2027	1,110	1,027
	Egypt (Arab Republic of) 5.625% 2030	300	196
	Equinor ASA 1.375% 2032	2,550	2,344
	European Investment Bank 0.25% 2032	4,900	4,333
	European Investment Bank 1.50% 2032	1,000	991
	European Union 0% 2026	1,600	1,584
	European Union 0.25% 2026	610	607
	European Union 0% 2031	705	618
	European Union 0% 2035	220	171
	European Union 0.20% 2036	1,500	1,176
	Finland (Republic of) 1.50% 2032	3,380	3,405
	French Republic O.A.T. 0.10% 2026[3]	10,514	11,696
	French Republic O.A.T. 0% 2030	19,550	17,683
	French Republic O.A.T. 0% 2032	4,020	3,484
	French Republic O.A.T. 0.50% 2040	2,080	1,594
	French Republic O.A.T. 0.75% 2052	5,930	3,963
	Germany (Federal Republic of) 0% 2025	10,970	11,249
	Germany (Federal Republic of) 0% 2026	6,060	6,093
	Germany (Federal Republic of) 0% 2027	17,510	17,478
	Germany (Federal Republic of) 0% 2030	13,340	12,768
	Germany (Federal Republic of) 0% 2031	12,600	11,730
	Germany (Federal Republic of) 0% 2050	1,200	805
	Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	5,319
	Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	2,126
	Greece (Hellenic Republic of) 3.375% 2025	5,825	6,258
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,363
	Greece (Hellenic Republic of) 1.75% 2032	4,810	4,271
	Groupe BPCE SA 4.625% 2023	1,200	1,286
	Groupe BPCE SA 1.00% 2025	2,900	2,901
	Highland Holdings SARL 0.318% 2026	205	192
	Intesa Sanpaolo SpA 6.625% 2023	510	555
	Israel (State of) 2.875% 2024	1,180	1,257
	Italy (Republic of) 1.85% 2025	17,700	18,507
	Italy (Republic of) 1.35% 2030	7	7
	JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	2,965
	KfW 0.125% 2025	590	599
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,448
	Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	596
	Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[1]	1,535	1,526
	Morocco (Kingdom of) 3.50% 2024	1,400	1,452
	Morocco (Kingdom of) 1.50% 2031	4,100	2,866
	Petroleos Mexicanos 5.50% 2025	2,520	2,650
	Philippines (Republic of) 0.25% 2025	875	855
	Portuguese Republic 0.475% 2030	1,610	1,474
	Quebec (Province of) 0.25% 2031	920	808
	Quebec (Province of) 0.50% 2032	1,155	1,021

American Funds Insurance Series 183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros	Romania 2.125% 2028	EUR1,440	$1,246
(continued)	Romania 1.75% 2030	2,560	1,919
	Romania 3.624% 2030	3,660	3,144
	Romania 2.00% 2032	1,605	1,152
	Romania 2.00% 2033	2,900	1,978
	Romania 3.75% 2034	1,440	1,138
	Russian Federation 2.875% 2025	3,000	833
	Russian Federation 2.875% 2025	1,500	417
	Serbia (Republic of) 3.125% 2027	10,287	9,463
	Serbia (Republic of) 1.00% 2028	420	322
	Serbia (Republic of) 1.50% 2029	4,153	3,169
	Spain (Kingdom of) 0.80% 2027	8,970	8,972
	Spain (Kingdom of) 1.45% 2029	1,890	1,913
	Spain (Kingdom of) 1.25% 2030	1,295	1,261
	Spain (Kingdom of) 0.50% 2031	4,645	4,114
	Spain (Kingdom of) 0.70% 2032	4,785	4,258
	Spain (Kingdom of) 1.90% 2052	1,010	799
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	444
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	190
	Stryker Corp. 0.25% 2024	480	480
	Stryker Corp. 0.75% 2029	980	878
	Stryker Corp. 1.00% 2031	450	379
	TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	1,973
	Toyota Motor Credit Corp. 0.125% 2027	1,850	1,672
	Tunisia (Republic of) 6.75% 2023	5,209	3,805
	Tunisia (Republic of) 6.75% 2023	1,295	946
	Ukraine 6.75% 2026	3,119	858
	Ukraine 6.75% 2026	1,225	337
	Ukraine 4.375% 2030	2,705	703
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]	1,300	1,099

			269,416

Japanese yen	Export-Import Bank of India 0.59% 2022	JPY400,000	2,947
8.50%	Japan, Series 18, 0.10% 2024[3]	1,043,840	7,913
	Japan, Series 19, 0.10% 2024[3]	455,063	3,460
	Japan, Series 21, 0.10% 2026[3]	1,008,764	7,794
	Japan, Series 346, 0.10% 2027	777,900	5,758
	Japan, Series 356, 0.10% 2029	3,529,000	25,867
	Japan, Series 24, 0.10% 2029[3]	364,593	2,837
	Japan, Series 359, 0.10% 2030	973,150	7,102
	Japan, Series 116, 2.20% 2030	576,100	4,890
	Japan, Series 26, 0.005% 2031[3]	517,272	4,033
	Japan, Series 362, 0.10% 2031	737,200	5,365
	Japan, Series 363, 0.10% 2031	180,000	1,308
	Japan, Series 145, 1.70% 2033	1,302,050	10,954
	Japan, Series 152, 1.20% 2035	987,100	7,907
	Japan, Series 21, 2.30% 2035	720,000	6,519
	Japan, Series 179, 0.50% 2041	822,650	5,653
	Japan, Series 37, 0.60% 2050	694,500	4,406
	Japan, Series 73, 0.70% 2051	996,800	6,448
	Japan, Series 70, 0.70% 2051	925,450	6,003
	Philippines (Republic of) 0.001% 2024	900,000	6,578
	United Mexican States 0.62% 2022	100,000	737

			134,479

184 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Chinese yuan	Agricultural Development Bank of China 2.96% 2030	CNY41,790	$6,187
renminbi	China (People’s Republic of), Series 1910, 3.86% 2049	103,240	16,766
3.31%	China (People’s Republic of), Series INBK, 3.39% 2050	31,040	4,648
	China (People’s Republic of), Series INBK, 3.81% 2050	54,930	8,866
	China (People’s Republic of), Series INBK, 3.53% 2051	48,570	7,524
	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,261
	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,592
	China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,802
	China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,700

			52,346

British pounds	American Honda Finance Corp. 0.75% 2026	GBP1,420	1,538
3.17%	Asian Development Bank 1.125% 2025	1,240	1,456
	France Télécom 5.375% 2050	300	427
	KfW 1.125% 2025	1,165	1,367
	Lloyds Banking Group PLC 7.625% 2025	655	858
	Quebec (Province of) 2.25% 2026	1,870	2,239
	United Kingdom 0.125% 2026	425	486
	United Kingdom 4.25% 2027	1,120	1,519
	United Kingdom 0.375% 2030	1,740	1,840
	United Kingdom 4.75% 2030	8,230	12,063
	United Kingdom 0.25% 2031	8,690	8,870
	United Kingdom 4.25% 2032	3,010	4,309
	United Kingdom 0.625% 2035	4,620	4,425
	United Kingdom 0.875% 2046	6,030	5,093
	United Kingdom 0.625% 2050	2,805	2,085
	United Kingdom 1.25% 2051	1,480	1,315
	United Kingdom 1.125% 2073	225	176

			50,066

Canadian dollars	Canada 1.00% 2022	CAD1,050	814
2.41%	Canada 0.75% 2024	14,570	10,750
	Canada 0.25% 2026	5,800	4,070
	Canada 2.25% 2029	27,100	19,901
	Canada 2.75% 2048	3,500	2,521

			38,056

Mexican pesos	Petróleos Mexicanos 7.19% 2024	MXN83,847	3,829
2.28%	United Mexican States 4.50% 2025[3]	15,942	805
	United Mexican States, Series M, 5.75% 2026	74,700	3,306
	United Mexican States, Series M, 7.50% 2027	436,720	20,311
	United Mexican States, Series M20, 8.50% 2029	140,400	6,783
	United Mexican States, Series M30, 8.50% 2038	21,100	996

			36,030

Danish kroner	Nordea Kredit 0.50% 2040[4]	DKK18,021	2,079
2.12%	Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	137,570	15,810
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	134,285	15,302
	Realkredit Danmark AS 1.00% 2053[4]	2,757	302

			33,493

Australian dollars	Australia (Commonwealth of), Series 139, 3.25% 2025	AUD10,810	7,488
2.07%	Australia (Commonwealth of), Series 163, 1.00% 2031	31,664	17,284
	Australia (Commonwealth of), Series 166, 3.00% 2033	12,355	7,968

			32,740

American Funds Insurance Series 185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Colombian pesos	Colombia (Republic of), Series B, 5.75% 2027	COP17,890,000	$3,414
1.00%	Colombia (Republic of), Series UVR, 2.25% 2029[3]	36,689	2,342
	Colombia (Republic of), Series B, 7.00% 2031	36,645,300	6,709
	Colombia (Republic of), Series B, 7.25% 2050	21,884,200	3,343

			15,808

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,574
0.68%	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	488
	Indonesia (Republic of), Series 59, 7.00% 2027	51,565,000	3,557
	Indonesia (Republic of), Series 78, 8.25% 2029	27,003,000	1,930
	Indonesia (Republic of), Series 82, 7.00% 2030	19,346,000	1,289
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	1,956

			10,794

Malaysian	Malaysia (Federation of), Series 0419, 3.828% 2034	MYR4,026	847
ringgits	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	7,964

0.56%			8,811

Brazilian reais	Brazil (Federative Republic of) 6.00% 2022[3]	BRL4,464	831
0.54%	Brazil (Federative Republic of) 10.00% 2023	6,780	1,273
	Brazil (Federative Republic of) 0% 2024	8,440	1,334
	Brazil (Federative Republic of) 6.00% 2024[3]	13,639	2,558
	Brazil (Federative Republic of) 10.00% 2025	14,300	2,577

			8,573

Chilean pesos	Chile (Republic of) 4.00% 2023	CLP2,300,000	2,421
0.48%	Chile (Republic of) 5.80% 2024	1,270,000	1,342
	Chile (Republic of) 1.50% 2026[3]	762,209	822
	Chile (Republic of) 4.50% 2026	50,000	51
	Chile (Republic of) 5.00% 2028	955,000	963
	Chile (Republic of) 4.70% 2030	2,120,000	2,068

			7,667

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	3,779
0.47%	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	3,716

			7,495

Polish zloty	Poland (Republic of), Series 0725, 3.25% 2025	PLN21,220	4,213
0.32%	Poland (Republic of), Series 1029, 2.75% 2029	4,900	840

			5,053

Russian rubles	Russian Federation 7.00% 2023	RUB430,300	704
0.31%	Russian Federation 6.90% 2029[5]	403,750	661
	Russian Federation 7.65% 2030[5]	712,330	1,166
	Russian Federation 5.90% 2031[5]	79,600	130
	Russian Federation 6.90% 2031	212,995	348
	Russian Federation 8.50% 2031[5]	695,165	1,138
	Russian Federation 7.70% 2033[5]	295,840	484
	Russian Federation 7.25% 2034[5]	121,920	199

			4,830

186 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
South African rand	South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR30,120	$1,609
0.19%	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,464

			3,073

Peruvian	Peru (Republic of) 6.15% 2032	PEN5,980	1,382

nuevos soles
0.09%

Indian rupees	India (Republic of) 5.15% 2025	INR96,010	1,148

0.07%

Hungarian forints	Hungary (Republic of), Series C, 1.00% 2025	HUF495,300	1,032

0.07%

Romanian leu	Romania 4.75% 2025	RON5,000	962

0.06%

Ukrainian hryvnia	Ukraine 16.06% 2022	UAH86,536	634

0.04%

Norwegian kroner	Norway (Kingdom of) 2.125% 2032	NOK6,615	620

0.04%

U.S. dollars	7-Eleven, Inc. 0.95% 2026[2]	USD520	460
50.21%	7-Eleven, Inc. 1.30% 2028[2]	2,180	1,815
	7-Eleven, Inc. 1.80% 2031[2]	2,015	1,575
	AbbVie, Inc. 2.90% 2022	1,170	1,170
	AbbVie, Inc. 3.20% 2022	200	200
	ACE INA Holdings, Inc. 2.875% 2022	195	195
	ACE INA Holdings, Inc. 3.35% 2026	195	191
	ACE INA Holdings, Inc. 4.35% 2045	425	402
	Advisor Group Holdings, LLC 6.25% 2028[2]	365	319
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	2,102	1,832
	Aeropuerto International de Tocume SA 5.125% 2061[2]	660	524
	Aetna, Inc. 2.80% 2023	340	336
	AG Merger Sub II, Inc. 10.75% 2027[2]	276	273
	Alabama Power Co. 3.00% 2052	980	721
	Albertsons Companies, Inc. 4.625% 2027[2]	125	112
	Albertsons Companies, Inc. 3.50% 2029[2]	140	114
	Alcoa Nederland Holding BV 4.125% 2029[2]	75	67
	Allegheny Technologies, Inc. 4.875% 2029	60	48
	Allegheny Technologies, Inc. 5.125% 2031	45	35
	Alliant Holdings Intermediate, LLC 6.75% 2027[2]	315	280
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]	65	54
	Allied Universal Holdco, LLC 9.75% 2027[2]	175	149
	Allied Universal Holdco, LLC 6.00% 2029[2]	300	219
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[6,7]	650	563
	Altria Group, Inc. 5.95% 2049	131	115
	Amazon.com, Inc. 1.50% 2030	2,040	1,697
	American Campus Communities, Inc. 3.75% 2023	1,810	1,812
	American Campus Communities, Inc. 4.125% 2024	1,195	1,202
	American Electric Power Company, Inc. 1.00% 2025	250	225
	American Express Co. 3.375% 2024	4,202	4,176
	AmeriGas Partners LP 5.875% 2026	15	14
	AmeriGas Partners LP 5.75% 2027	25	23

American Funds Insurance Series 187

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Amgen, Inc. 2.20% 2027	USD445	$409
(continued)	AmWINS Group, Inc. 4.875% 2029[2]	30	25
	Anglo American Capital PLC 2.25% 2028[2]	454	392
	Anglo American Capital PLC 3.95% 2050[2]	521	400
	Angola (Republic of) 9.50% 2025	3,580	3,295
	Ardagh Group SA 6.50% Cash 2027[2,8]	210	156
	Aretec Escrow Issuer, Inc. 7.50% 2029[2]	225	192
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	1,921	456
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	3,025	655
	Arthur J. Gallagher & Co. 3.50% 2051	34	26
	Asbury Automotive Group, Inc. 4.625% 2029[2]	25	21
	Asbury Automotive Group, Inc. 5.00% 2032[2]	30	25
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[6,7]	120	111
	Ascent Resources - Utica, LLC 8.25% 2028[2]	175	167
	Ascent Resources - Utica, LLC 5.875% 2029[2]	55	48
	AssuredPartners, Inc. 7.00% 2025[2]	155	146
	AssuredPartners, Inc. 5.625% 2029[2]	205	164
	AstraZeneca PLC 3.50% 2023	2,700	2,709
	AT&T, Inc. 3.50% 2053	2,070	1,573
	Atkore, Inc. 4.25% 2031[2]	25	21
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 2028[6,7]	150	142
	Avantor Funding, Inc. 4.625% 2028[2]	65	60
	Avantor Funding, Inc. 3.875% 2029[2]	90	79
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,832
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	808
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,335
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	3,867
	Bank of Nova Scotia 2.45% 2032	2,100	1,747
	Bausch Health Companies, Inc. 5.75% 2027[2]	140	116
	Bayer AG 3.375% 2024[2]	840	821
	Bayer US Finance II, LLC 4.25% 2025[2]	203	201
	Bayerische Motoren Werke AG 3.90% 2025[2]	900	898
	Bayerische Motoren Werke AG 4.15% 2030[2]	900	883
	Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	30	23
	Belarus (Republic of) 6.875% 2023	4,955	941
	Belarus (Republic of) 7.625% 2027	2,100	347
	Berkshire Hathaway Energy Company 2.85% 2051	300	213
	Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[2]	65	62
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[6,7]	25	23
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	700	586
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,275	1,055
	Boeing Company 5.15% 2030	4,000	3,843
	Bombardier, Inc. 7.125% 2026[2]	85	70
	Bombardier, Inc. 6.00% 2028[2]	90	68
	Bombardier, Inc. 7.45% 2034[2]	125	94
	Bonanza Creek Energy, Inc. 5.00% 2026[2]	30	27
	Booz Allen Hamilton, Inc. 3.875% 2028[2]	63	56
	Booz Allen Hamilton, Inc. 4.00% 2029[2]	27	24
	Boyd Gaming Corp. 4.75% 2027	120	109
	Boyne USA, Inc. 4.75% 2029[2]	47	41
	Brandywine Operating Partnership LP 3.95% 2023	190	190
	Braskem Netherlands Finance BV 4.50% 2030[2]	745	637
	British American Tobacco PLC 2.789% 2024	1,150	1,114
	British American Tobacco PLC 3.215% 2026	955	893
	British American Tobacco PLC 3.557% 2027	1,545	1,415
	British American Tobacco PLC 3.462% 2029	1,150	987
	British American Tobacco PLC 4.54% 2047	61	45
	British American Tobacco PLC 4.758% 2049	833	630
	Broadcom, Inc. 3.15% 2025	212	204
	Broadcom, Inc. 4.00% 2029[2]	501	465
	Broadcom, Inc. 4.15% 2030	1,450	1,330
	Broadcom, Inc. 3.419% 2033[2]	698	578

188 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Broadcom, Inc. 3.469% 2034[2]	USD48	$39
(continued)	Broadcom, Inc. 3.75% 2051[2]	926	688
	BWX Technologies, Inc. 4.125% 2028[2]	15	13
	BWX Technologies, Inc. 4.125% 2029[2]	195	171
	Caesars Entertainment, Inc. 6.25% 2025[2]	35	34
	Caesars Entertainment, Inc. 4.625% 2029[2]	15	12
	California Resources Corp. 7.125% 2026[2]	65	64
	Callon Petroleum Co. 7.50% 2030[2]	30	28
	Canadian Pacific Railway, Ltd. 2.45% 2031	798	684
	Canadian Pacific Railway, Ltd. 3.10% 2051	1,378	1,017
	Can-Pack SA / Canpack US, LLC 3.875% 2029[2]	90	70
	Carnival Corp. 6.00% 2029[2]	100	71
	CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,450
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	340	283
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	135	116
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	155	127
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	162	128
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	90	70
	CDI Escrow Issuer, Inc. 5.75% 2030[2]	70	64
	CDK Global, Inc. 7.25% 2029[2]	75	72
	CEC Entertainment, Inc. 6.75% 2026[2]	50	44
	Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]	75	73
	Centene Corp. 2.45% 2028	40	33
	Centene Corp. 4.625% 2029	325	304
	Centene Corp. 2.50% 2031	155	124
	Centerfield Media Parent, Inc. 6.625% 2026[2]	113	91
	Central Garden & Pet Co. 4.125% 2030	74	61
	Central Garden & Pet Co. 4.125% 2031[2]	110	88
	Charles River Laboratories International, Inc. 4.25% 2028[2]	55	49
	Charles River Laboratories International, Inc. 4.00% 2031[2]	90	77
	Cheniere Energy Partners LP 4.50% 2029	160	143
	Cheniere Energy Partners LP 4.00% 2031	75	64
	Cheniere Energy Partners LP 3.25% 2032[2]	56	44
	Cheniere Energy, Inc. 4.625% 2028	40	36
	Chesapeake Energy Corp. 4.875% 2022[5]	915	18
	Chesapeake Energy Corp. 5.50% 2026[2]	40	38
	Chesapeake Energy Corp. 5.875% 2029[2]	55	52
	Chesapeake Energy Corp. 6.75% 2029[2]	30	29
	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,858
	Cigna Corp. 2.375% 2031	375	317
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	758
	Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	421	395
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,325
	Clarivate Science Holdings Corp. 3.875% 2028[2]	65	54
	CMS Energy Corp. 3.875% 2024	100	100
	CMS Energy Corp. 3.00% 2026	1,200	1,151
	CNX Resources Corp. 7.25% 2027[2]	175	172
	CNX Resources Corp. 6.00% 2029[2]	115	108
	Coinbase Global, Inc. 3.375% 2028[2]	100	63
	Coinbase Global, Inc. 3.625% 2031[2]	85	48
	Colombia (Republic of) 3.875% 2027	350	310
	Commonwealth Bank of Australia 2.688% 2031[2]	4,650	3,789
	Compass Diversified Holdings 5.25% 2029[2]	232	192
	Compass Diversified Holdings 5.00% 2032[2]	65	50
	Comstock Resources, Inc. 6.75% 2029[2]	110	99
	Comstock Resources, Inc. 5.875% 2030[2]	65	56
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[8]	1,084	905
	Constellium SE 3.75% 2029[2]	125	99
	Consumers Energy Co. 3.375% 2023	345	346
	Corebridge Financial, Inc. 3.90% 2032[2]	748	672
	CoreLogic, Inc. 4.50% 2028[2]	239	184

American Funds Insurance Series 189

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[6,7]	USD65	$48
(continued)	Corporate Office Properties LP 2.75% 2031	1,212	981
	Covanta Holding Corp. 5.00% 2030	10	8
	Covert Mergeco, Inc. 4.875% 2029[2]	25	20
	CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[2]	400	342
	Crédit Agricole SA 4.375% 2025[2]	1,100	1,083
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,464
	Credit Suisse Group AG 2.95% 2025	875	839
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	797
	Crestwood Midstream Partners LP 6.00% 2029[2]	85	74
	Crown Castle International Corp. 2.50% 2031	767	628
	CSX Corp. 3.80% 2050	75	63
	CVR Partners LP 6.125% 2028[2]	100	90
	Daimler Trucks Finance North America, LLC 3.65% 2027[2]	725	695
	Dana, Inc. 4.25% 2030	20	16
	Danske Bank AS 3.875% 2023[2]	1,675	1,669
	Darling Ingredients, Inc. 6.00% 2030[2]	80	80
	Dave & Buster’s, Inc. 7.625% 2025[2]	35	35
	DaVita, Inc. 4.625% 2030[2]	65	51
	Deluxe Corp. 8.00% 2029[2]	20	16
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	756
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,237
	Development Bank of Mongolia, LLC 7.25% 2023	1,980	1,916
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,7,8]	25	25
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,8]	22	22
	Diamond Sports Group, LLC 6.625% 2027[2]	310	39
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[6,7]	106	90
	Diebold Nixdorf, Inc. 9.375% 2025[2]	300	210
	Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[6,7,9,10]	19	17
	Digital Currency Group, Inc., Term Loan, 8.75% 2026[6,9,10]	26	22
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[6,7]	107	99
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	165	141
	Discovery Communications, Inc. 3.625% 2030	468	417
	DISH DBS Corp. 5.25% 2026[2]	15	12
	Dominican Republic 5.50% 2025[2]	1,375	1,368
	Dominican Republic 8.625% 2027[2]	225	234
	Dominican Republic 5.50% 2029[2]	350	306
	Dominican Republic 6.40% 2049[2]	813	609
	Duke Energy Corp. 3.75% 2024	550	550
	Duke Energy Progress, LLC 2.00% 2031	2,360	1,957
	Dun & Bradstreet Corp. 5.00% 2029[2]	42	36
	Edison International 5.75% 2027	370	376
	Edison International 4.125% 2028	2,390	2,231
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	80
	Electricité de France SA 4.875% 2038[2]	795	705
	Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	806
	Enbridge, Inc. 4.00% 2023	600	603
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	205	155
	Enel Finance International SA 1.375% 2026[2]	1,248	1,097
	Enel Finance International SA 1.875% 2028[2]	1,227	1,030
	Energy Transfer Operating LP 5.00% 2050	2,018	1,720
	Entegris Escrow Corp. 4.75% 2029[2]	45	42
	Entergy Corp. 0.90% 2025	750	676
	EQM Midstream Partners, LP 6.50% 2027[2]	170	158
	EQM Midstream Partners, LP 7.50% 2027[2]	26	25
	EQM Midstream Partners, LP 7.50% 2030[2]	50	48
	EQM Midstream Partners, LP 6.50% 2048	40	31
	EQT Corp. 7.50% 2030[1]	40	43
	Equinix, Inc. 1.80% 2027	1,145	995
	Equinix, Inc. 2.15% 2030	9,390	7,605

190 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Ethiopia (Federal Democratic Republic of) 6.625% 2024	USD5,750	$3,291
(continued)	Export-Import Bank of India 3.25% 2030	3,489	3,038
	Fair Isaac Corp. 4.00% 2028[2]	140	124
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	523	522
	Fannie Mae Pool #MA2754 3.00% 2026[4]	75	74
	Fannie Mae Pool #AP7888 3.50% 2042[4]	367	360
	Fannie Mae Pool #AQ0770 3.50% 2042[4]	136	133
	Fannie Mae Pool #AO4151 3.50% 2042[4]	120	118
	Fertitta Entertainment, Inc. 4.625% 2029[2]	25	21
	Fertitta Entertainment, Inc. 6.75% 2030[2]	25	19
	First Quantum Minerals, Ltd. 6.875% 2026[2]	325	300
	First Quantum Minerals, Ltd. 6.875% 2027[2]	240	215
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	85	68
	FirstEnergy Corp., Series B, 4.40% 2027[1]	1,800	1,701
	FirstEnergy Transmission, LLC 2.866% 2028[2]	2,325	1,969
	Florida Power & Light Company 2.875% 2051	1,465	1,093
	FMG Resources 4.375% 2031[2]	175	143
	Ford Motor Co. 3.25% 2032	20	15
	Ford Motor Credit Company, LLC 3.81% 2024	290	282
	Ford Motor Credit Company, LLC 2.90% 2028	200	161
	Ford Motor Credit Company, LLC 4.00% 2030	125	102
	Freddie Mac Pool #ZS8588 3.00% 2030[4]	53	53
	Fresnillo PLC 4.25% 2050[2]	973	716
	Front Range BidCo, Inc. 6.125% 2028[2]	160	116
	Frontier Communications Corp. 5.875% 2027[2]	100	90
	Frontier Communications Corp. 5.00% 2028[2]	65	55
	Frontier Communications Holdings, LLC 5.875% 2029	250	193
	FS Energy and Power Fund 7.50% 2023[2]	170	171
	FXI Holdings, Inc. 7.875% 2024[2]	140	122
	FXI Holdings, Inc. 12.25% 2026[2]	497	443
	General Motors Financial Co. 1.05% 2024	725	688
	Genesis Energy, LP 8.00% 2027	150	133
	GeoPark, Ltd. 6.50% 2024	533	541
	Georgia (Republic of) 2.75% 2026[2]	400	332
	Global Payments, Inc. 2.90% 2030	395	334
	Gol Finance SA 8.00% 2026[2]	70	47
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,200
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	949
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	588
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,086
	Government National Mortgage Assn. 3.50% 2052[4,11]	7,440	7,221
	GPC Merger Sub, Inc. 7.125% 2028[2]	55	44
	Gray Escrow II, Inc. 5.375% 2031[2]	30	24
	Group 1 Automotive, Inc. 4.00% 2028[2]	145	121
	Groupe BPCE SA 5.15% 2024[2]	1,800	1,801
	Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	579
	Hanesbrands, Inc. 4.875% 2026[2]	100	93
	Harsco Corp. 5.75% 2027[2]	200	160
	Harvest Midstream I, LP 7.50% 2028[2]	25	24
	HCA, Inc. 5.625% 2028	120	118
	Hess Midstream Operations LP 5.50% 2030[2]	30	27
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[6,7]	40	36
	Hightower Holding, LLC 6.75% 2029[2]	235	177
	Hilcorp Energy I, LP 6.00% 2030[2]	16	14
	Hilcorp Energy I, LP 6.00% 2031[2]	125	108
	Hilcorp Energy I, LP 6.25% 2032[2]	15	13
	Hilton Worldwide Holdings, Inc. 4.875% 2030	25	23
	Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	55	46
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[2]	10	9
	Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[2]	12	10
	Honduras (Republic of) 6.25% 2027	2,083	1,638

American Funds Insurance Series 191

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Honduras (Republic of) 5.625% 2030	USD958	$650
(continued)	Howard Hughes Corp. 5.375% 2028[2]	315	264
	Howard Hughes Corp. 4.125% 2029[2]	195	151
	Howard Hughes Corp. 4.375% 2031[2]	120	89
	Howard Midstream Energy Partners, LLC 6.75% 2027[2]	60	52
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	428
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	291
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,082
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	837
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[7]	3,326	3,251
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[7]	363	341
	Huarong Finance II Co., Ltd. 5.00% 2025	1,007	953
	Huarong Finance II Co., Ltd. 5.50% 2025	880	855
	HUB International, Ltd. 7.00% 2026[2]	230	217
	Hungary (Republic of) 2.125% 2031[2]	2,910	2,256
	Hungary (Republic of) 3.125% 2051[2]	1,255	832
	Hyundai Capital America 3.25% 2022[2]	250	250
	Hyundai Capital America 0.875% 2024[2]	1,200	1,123
	Hyundai Capital America 1.50% 2026[2]	2,375	2,105
	Hyundai Capital America 1.65% 2026[2]	1,800	1,589
	Hyundai Capital America 2.00% 2028[2]	600	505
	Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,448
	Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	1,989
	Ingles Markets, Inc. 4.00% 2031[2]	140	121
	Intercontinental Exchange, Inc. 4.00% 2027	1,810	1,783
	Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,123
	Iraq (Republic of) 6.752% 2023[2]	545	533
	Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	55	45
	Iron Mountain, Inc. 5.25% 2030[2]	155	135
	Israel (State of) 3.375% 2050	1,470	1,192
	Israel (State of) 3.875% 2050	795	701
	Jacobs Entertainment, Inc. 6.75% 2029[2]	25	21
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	5,975
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	125	107
	Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[6,7]	64	60
	KB Home 6.875% 2027	50	48
	Keb Hana Bank 3.25% 2027[2]	1,370	1,318
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	110	89
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	85	67
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	10	8
	Kimberly-Clark Corp. 3.10% 2030	110	103
	Kinder Morgan, Inc. 3.60% 2051	1,500	1,108
	Kinetik Holdings LP 5.875% 2030[2]	60	57
	Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	85	73
	Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	140	105
	Labl Escrow Issuer, LLC 10.50% 2027[2]	45	39
	Labl, Inc. 8.25% 2029[2]	170	129
	Lamb Weston Holdings, Inc. 4.875% 2028[2]	65	61
	Lamb Weston Holdings, Inc. 4.125% 2030[2]	110	96
	Lamb Weston Holdings, Inc. 4.375% 2032[2]	15	13
	Las Vegas Sands Corp. 3.20% 2024	25	24
	LCM Investments Holdings II, LLC 4.875% 2029[2]	39	30
	Ligado Networks, LLC 15.50% PIK 2023[2,8]	245	134
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	472	467
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	289	285
	Limited Brands, Inc. 6.625% 2030[2]	70	61
	Limited Brands, Inc. 6.875% 2035	40	33
	Lindblad Expeditions, LLC 6.75% 2027[2]	5	4
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,230
	LPL Holdings, Inc. 4.625% 2027[2]	220	206
	LPL Holdings, Inc. 4.375% 2031[2]	85	73

192 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	LSB Industries, Inc. 6.25% 2028[2]	USD95	$84
(continued)	LSC Communications, Inc. 8.75% 2023[2,5,9,10]	430	4
	LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[2]	60	51
	Magallanes, Inc. 4.279% 2032[2]	917	820
	Magallanes, Inc. 5.05% 2042[2]	1,928	1,643
	Mallinckrodt PLC 10.00% 2025[2]	720	695
	Masco Corp. 1.50% 2028	791	664
	Mastercard, Inc. 2.00% 2031	600	506
	Meituan Dianping 2.125% 2025	1,730	1,560
	Meituan Dianping 3.05% 2030[2]	3,095	2,306
	Mercer International, Inc. 5.125% 2029	105	90
	Methanex Corp. 5.125% 2027	55	49
	Mexico City Airport Trust 5.50% 2047	432	298
	Midas OpCo Holdings, LLC 5.625% 2029[2]	120	97
	Mineral Resources, Ltd. 8.00% 2027[2]	40	39
	Mineral Resources, Ltd. 8.50% 2030[2]	25	25
	MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]	3,236	3,043
	Mohegan Gaming & Entertainment 8.00% 2026[2]	135	115
	Molina Healthcare, Inc. 3.875% 2030[2]	75	64
	MoneyGram International, Inc. 5.375% 2026[2]	50	48
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,925
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,108
	Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	155	128
	MPLX LP 2.65% 2030	837	699
	MPLX LP 5.50% 2049	1,900	1,767
	MSCI, Inc. 3.625% 2031[2]	150	124
	MSCI, Inc. 3.875% 2031[2]	215	184
	Murphy Oil USA, Inc. 4.75% 2029	48	43
	Nabors Industries, Inc. 7.375% 2027[2]	55	52
	National Financial Partners Corp. 6.875% 2028[2]	145	120
	Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	101
	Navient Corp. 5.00% 2027	45	37
	Navient Corp. 4.875% 2028	145	114
	NCL Corp., Ltd. 5.875% 2027[2]	80	69
	NCR Corp. 5.00% 2028[2]	50	42
	NCR Corp. 5.125% 2029[2]	175	148
	Neiman Marcus Group, LLC 7.125% 2026[2]	190	176
	Nestlé Holdings, Inc. 1.50% 2028[2]	4,330	3,797
	Netflix, Inc. 4.875% 2028	45	42
	Netflix, Inc. 4.875% 2030[2]	225	206
	New Fortress Energy, Inc. 6.75% 2025[2]	50	47
	New Fortress Energy, Inc. 6.50% 2026[2]	460	417
	New York Life Global Funding 1.20% 2030[2]	2,725	2,151
	Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	804
	Newell Brands, Inc. 5.625% 2036[1]	80	69
	Newell Rubbermaid, Inc. 4.70% 2026	80	76
	News Corp. 5.125% 2032[2]	25	22
	Nexstar Broadcasting, Inc. 4.75% 2028[2]	95	82
	Nexstar Escrow Corp. 5.625% 2027[2]	115	105
	NGL Energy Operating, LLC 7.50% 2026[2]	200	181
	NGL Energy Partners LP 7.50% 2023	200	181
	Niagara Mohawk Power Corp. 3.508% 2024[2]	180	177
	Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]	180	168
	Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[2]	50	45
	Northern Oil and Gas, Inc. 8.125% 2028[2]	190	179
	NorthRiver Midstream Finance LP 5.625% 2026[2]	105	95
	Nova Chemicals Corp. 5.25% 2027[2]	20	17
	Novelis Corp. 3.25% 2026[2]	15	13
	Novelis Corp. 4.75% 2030[2]	115	96
	Novelis Corp. 3.875% 2031[2]	20	15
	NuStar Logistics, LP 5.625% 2027	80	72
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	100	93

American Funds Insurance Series 193

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Oasis Petroleum, Inc. 6.375% 2026[2]	USD35	$32
(continued)	Occidental Petroleum Corp. 5.875% 2025	200	200
	Occidental Petroleum Corp. 6.375% 2028	194	197
	Occidental Petroleum Corp. 6.125% 2031	35	36
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,103
	Oleoducto Central SA 4.00% 2027[2]	2,535	2,119
	Oleoducto Central SA 4.00% 2027	630	527
	ONEOK, Inc. 5.20% 2048	858	763
	Open Text Corp. 3.875% 2028[2]	25	22
	Option Care Health, Inc. 4.375% 2029[2]	25	21
	Oracle Corp. 2.65% 2026	2,327	2,149
	Oracle Corp. 3.25% 2027	1,880	1,736
	Oracle Corp. 3.60% 2050	980	683
	Oracle Corp. 3.95% 2051	22	16
	Orange SA 9.00% 2031[1]	2,434	3,144
	Owens & Minor, Inc. 6.625% 2030[2]	20	18
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]	30	29
	Pacific Gas and Electric Co. 2.10% 2027	9,935	8,337
	Pacific Gas and Electric Co. 4.65% 2028	542	503
	Pacific Gas and Electric Co. 3.30% 2040	6,850	4,733
	Pacific Gas and Electric Co. 3.50% 2050	931	624
	Pakistan (Islamic Republic of) 5.625% 2022	6,900	6,486
	Panama (Republic of) 3.75% 2026[2]	465	452
	Panther BF Aggregator 2, LP 6.25% 2026[2]	44	42
	Panther BF Aggregator 2, LP 8.50% 2027[2]	85	82
	Park Intermediate Holdings, LLC 4.875% 2029[2]	65	56
	Parkland Corp. 4.625% 2030[2]	40	33
	Party City Holdings, Inc. 8.75% 2026[2]	5	3
	Peru (Republic of) 2.392% 2026	500	465
	Petróleos Mexicanos 4.625% 2023	1,200	1,176
	Petróleos Mexicanos 6.875% 2025	660	619
	Petróleos Mexicanos 6.875% 2026	1,480	1,336
	Petróleos Mexicanos 6.50% 2027	1,493	1,299
	Petróleos Mexicanos 6.84% 2030	681	538
	Petróleos Mexicanos 5.95% 2031	2,361	1,734
	Petróleos Mexicanos 6.70% 2032	779	596
	Petróleos Mexicanos 6.75% 2047	122	76
	Petróleos Mexicanos 7.69% 2050	55	37
	Petróleos Mexicanos 6.95% 2060	201	124
	PG&E Corp. 5.00% 2028	15	13
	PG&E Corp. 5.25% 2030	125	103
	PGT Innovations, Inc. 4.375% 2029[2]	5	4
	Philip Morris International, Inc. 2.10% 2030	634	520
	Pilgrim’s Pride Corp. 5.875% 2027[2]	25	24
	Post Holdings, Inc. 5.625% 2028[2]	25	24
	Post Holdings, Inc. 4.625% 2030[2]	444	375
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,554
	Procter & Gamble Company 3.00% 2030	338	319
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	974
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	470
	Qatar Petroleum 3.125% 2041[2]	2,895	2,278
	Radiology Partners, Inc. 9.25% 2028[2]	190	143
	Range Resources Corp. 8.25% 2029	50	51
	Range Resources Corp. 4.75% 2030[2]	65	58
	Raptor Acquisition Corp. 4.875% 2026[2]	180	158
	Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	19
	Realogy Corp. 5.75% 2029[2]	135	103
	Realogy Corp. 5.25% 2030[2]	130	97
	Reynolds American, Inc. 4.45% 2025	2,115	2,105
	RLJ Lodging Trust, LP 4.00% 2029[2]	25	21
	Rockcliff Energy II, LLC 5.50% 2029[2]	25	23

194 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Roller Bearing Company of America, Inc. 4.375% 2029[2]	USD20	$17
(continued)	Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	57	59
	Royal Caribbean Cruises, Ltd. 5.375% 2027[2]	40	29
	RP Escrow Issuer, LLC 5.25% 2025[2]	95	82
	Russian Federation 4.25% 2027[5]	1,400	385
	Ryan Specialty Group, LLC 4.375% 2030[2]	45	39
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	33	31
	Santander Holdings USA, Inc. 3.244% 2026	3,750	3,520
	Scentre Group 3.50% 2025[2]	210	204
	Scentre Group 3.75% 2027[2]	110	106
	Scientific Games Corp. 7.00% 2028[2]	40	38
	Scientific Games Corp. 7.25% 2029[2]	75	70
	Scientific Games Holdings LP 6.625% 2030[2]	46	39
	SCIH Salt Holdings, Inc. 4.875% 2028[2]	115	96
	Scotts Miracle-Gro Co. 4.50% 2029	90	74
	Scotts Miracle-Gro Co. 4.375% 2032	55	42
	Sealed Air Corp. 5.00% 2029[2]	40	37
	ServiceNow, Inc. 1.40% 2030	1,830	1,434
	Silgan Holdings, Inc. 4.125% 2028	80	72
	Simmons Foods, Inc. 4.625% 2029[2]	160	136
	Singapore Airlines, Ltd. 3.375% 2029	3,710	3,379
	Sirius XM Radio, Inc. 4.00% 2028[2]	120	104
	Sirius XM Radio, Inc. 3.875% 2031[2]	90	72
	SkyMiles IP, Ltd. 4.75% 2028[2]	25	24
	SM Energy Co. 6.50% 2028	45	41
	Sonic Automotive, Inc. 4.625% 2029[2]	85	66
	Sonic Automotive, Inc. 4.875% 2031[2]	20	15
	Southern California Edison Co. 2.85% 2029	200	177
	Southwestern Energy Co. 5.95% 2025[1]	110	109
	Southwestern Energy Co. 7.75% 2027	20	20
	Southwestern Energy Co. 8.375% 2028	30	32
	Southwestern Energy Co. 5.375% 2030	135	124
	Southwestern Energy Co. 4.75% 2032	25	21
	Sprint Corp. 7.625% 2026	130	137
	Square, Inc. 3.50% 2031[2]	30	24
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]	2,890	938
	Stellantis Finance US, Inc. 1.711% 2027[2]	1,900	1,654
	Stellantis Finance US, Inc. 2.691% 2031[2]	225	178
	Stericycle, Inc. 3.875% 2029[2]	180	147
	Studio City Finance, Ltd. 6.00% 2025[2]	200	127
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]	55	50
	Sunoco LP 4.50% 2029	90	74
	Sunoco LP 4.50% 2030[2]	35	28
	Surgery Center Holdings 10.00% 2027[2]	175	170
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	12	9
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	759
	Talen Energy Corp. 7.25% 2027[2,5]	205	202
	Teekay Offshore Partners LP 8.50% 2023[2,9,10]	555	505
	Tencent Holdings, Ltd. 3.24% 2050[2]	3,450	2,385
	Tenet Healthcare Corp. 4.875% 2026[2]	280	259
	Tenet Healthcare Corp. 6.125% 2028[2]	25	21
	Tenet Healthcare Corp. 6.125% 2030[2]	15	14
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,542
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,626
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,430
	T-Mobile US, Inc. 2.40% 2029	1,079	933
	Toronto-Dominion Bank 1.25% 2026	2,836	2,520
	Toyota Motor Credit Corp. 3.375% 2030	453	427

American Funds Insurance Series 195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	TransDigm, Inc. 6.25% 2026[2]	USD65	$63
(continued)	TransDigm, Inc. 5.50% 2027	35	30
	Transocean Guardian, Ltd. 5.875% 2024[2]	29	27
	Transocean Poseidon, Ltd. 6.875% 2027[2]	122	107
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,9,10]	100	89
	Triumph Group, Inc. 6.25% 2024[2]	35	31
	Turkey (Republic of) 6.25% 2022	1,880	1,878
	Turkey (Republic of) 6.35% 2024	2,220	2,058
	Twitter, Inc. 5.00% 2030[2]	35	33
	U.S. Treasury 0.125% 2022	12,340	12,262
	U.S. Treasury 0.125% 2023	12,320	12,148
	U.S. Treasury 2.625% 2023	6,900	6,898
	U.S. Treasury 1.875% 2024	4,515	4,409
	U.S. Treasury 2.50% 2024	8,430	8,356
	U.S. Treasury 0.25% 2025	30,740	28,155
	U.S. Treasury 2.875% 2025	5,400	5,368
	U.S. Treasury 2.875% 2025	1,969	1,962
	U.S. Treasury 0.375% 2026	28,740	26,131
	U.S. Treasury 0.50% 2026	7,453	6,794
	U.S. Treasury 0.75% 2026	4,361	3,970
	U.S. Treasury 0.875% 2026	11,098	10,135
	U.S. Treasury 1.125% 2026	1,698	1,565
	U.S. Treasury 2.50% 2027	2,260	2,205
	U.S. Treasury 2.625% 2027[12]	52,903	51,897
	U.S. Treasury 1.625% 2029	10,760	9,792
	U.S. Treasury 1.375% 2031[12]	15,793	13,683
	U.S. Treasury 1.125% 2040	9,170	6,363
	U.S. Treasury 1.75% 2041	6,050	4,584
	U.S. Treasury 1.875% 2041[12]	18,740	14,646
	U.S. Treasury 2.375% 2042	2,872	2,425
	U.S. Treasury 3.00% 2048	5,045	4,751
	U.S. Treasury 2.00% 2051[12]	13,505	10,394
	U.S. Treasury 2.25% 2052[12]	34,362	28,155
	U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,733	10,774
	U.S. Treasury Inflation-Protected Security 0.125% 2024[3,12]	62,331	62,967
	U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	13,220	13,411
	U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	14,907	15,154
	U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	4,152	3,173
	UBS Group AG 1.008% 2024, (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,889
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[6,7]	60	56
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[6,7]	75	70
	Ukraine 7.75% 2022[9]	6,210	3,105
	Ukraine 7.75% 2024	1,570	406
	Ukraine 6.876% 2029	1,269	314
	Uniform Mortgage-Backed Security 2.50% 2052[4,11]	13,030	11,708
	Uniform Mortgage-Backed Security 3.00% 2052[4,11]	9,500	8,841
	Uniform Mortgage-Backed Security 3.00% 2052[4,11]	790	736
	Uniform Mortgage-Backed Security 3.50% 2052[4,11]	7,450	7,159
	Uniform Mortgage-Backed Security 4.00% 2052[4,11]	7,105	6,997
	Uniform Mortgage-Backed Security 4.50% 2052[4,11]	8,900	8,917
	Uniform Mortgage-Backed Security 4.50% 2052[4,11]	1,560	1,560
	Uniform Mortgage-Backed Security 5.00% 2052[4,11]	5,100	5,193
	Uniform Mortgage-Backed Security 5.00% 2052[4,11]	500	508
	United Rentals, Inc. 4.875% 2028	30	28
	Univision Communications, Inc. 4.50% 2029[2]	235	197
	Univision Communications, Inc. 7.375% 2030[2]	25	24
	US Foods, Inc. 4.625% 2030[2]	35	30
	Valvoline, Inc. 3.625% 2031[2]	85	68
	Venator Materials Corp. 5.75% 2025[2]	140	112
	Venator Materials Corp. 9.50% 2025[2]	185	186
	Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	100	88

196 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	USD125	$107
(continued)	Venture Global Calcasieu Pass, LLC 3.875% 2033[2]	65	54
	Verizon Communications, Inc. 3.15% 2030	575	523
	Verizon Communications, Inc. 2.55% 2031	2,100	1,797
	VICI Properties LP 4.375% 2025	1,563	1,529
	VICI Properties LP 4.625% 2029[2]	15	13
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]	100	88
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	375	324
	Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,070	1,070
	VZ Secured Financing BV 5.00% 2032[2]	200	166
	W. R. Grace Holdings, LLC 5.625% 2029[2]	20	15
	Warner Music Group 3.75% 2029[2]	150	126
	Warrior Met Coal, Inc. 7.875% 2028[2]	185	177
	WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	195	184
	WEA Finance, LLC 3.75% 2024[2]	535	517
	Weatherford International, Ltd. 11.00% 2024[2]	12	12
	Weatherford International, Ltd. 6.50% 2028[2]	65	58
	Weatherford International, Ltd. 8.625% 2030[2]	60	50
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,487
	WESCO Distribution, Inc. 7.125% 2025[2]	180	180
	WESCO Distribution, Inc. 7.25% 2028[2]	195	193
	Western Global Airlines, LLC 10.375% 2025[2]	15	14
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[1]	85	78
	Western Midstream Operating, LP 4.75% 2028	65	59
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	2,751
	WeWork Companies, LLC 5.00% 2025[2]	50	32
	Williams Companies, Inc. 3.50% 2030	763	688
	Williams Companies, Inc. 2.60% 2031	130	109
	Wyndham Destinations, Inc. 6.625% 2026[2]	65	62
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	38	37
	Xcel Energy, Inc. 3.35% 2026	2,581	2,495
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[6,7]	150	142
	Ziggo Bond Co. BV 5.125% 2030[2]	200	157
	Ziggo Bond Finance BV 4.875% 2030[2]	300	255
	ZipRecruiter, Inc. 5.00% 2030[2]	25	21

			794,211

	Total bonds, notes & other debt instruments (cost: $1,783,653,000)		1,518,719

Preferred securities 0.00%		Shares
U.S. dollars	ACR III LSC Holdings, LLC, Series B, preferred shares[2,9,10,13]	48	15

0.00%	Total preferred securities (cost: $49,000)		15

Common stocks 0.02%
U.S. dollars	Diamond Offshore Drilling, Inc.[13]	36,338	214
0.02%	Diamond Offshore Drilling, Inc.[2,13]	12,700	75
	Bighorn Permian Resources, LLC[9,10,13]	531	3
	Constellation Oil Services Holding SA, Class B-1[9,10,13]	1,214,969	–	[14]

	Total common stocks (cost: $727,000)		292

American Funds Insurance Series 197

Capital World Bond Fund (continued)

Short-term securities 6.33%	Shares	Value (000)
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15,16]	1,001,946	$100,175

Total short-term securities (cost: $100,186,000)		100,175

Total investment securities 102.37% (cost: $1,884,615,000)		1,619,201
Other assets less liabilities (2.37)%		(37,485)

Net assets 100.00%		$1,581,716

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
90 Day Eurodollar Futures	Long	47	December 2022	USD11,316	$(334)
2 Year U.S. Treasury Note Futures	Short	190	September 2022	(39,903)	46
5 Year Euro-Bobl Futures	Long	192	September 2022	24,988	(262)
5 Year U.S. Treasury Note Futures	Long	798	September 2022	89,575	(398)
10 Year Euro-Bund Futures	Long	183	September 2022	28,532	508
10 Year Italy Government Bond Futures	Short	178	September 2022	(22,966)	31
10 Year Japanese Government Bond Futures	Long	6	September 2022	6,572	36
10 Year Ultra U.S. Treasury Note Futures	Short	59	September 2022	(7,515)	108
10 Year U.S. Treasury Note Futures	Short	194	September 2022	(22,995)	94
10 Year UK Gilt Futures	Long	48	September 2022	6,660	110
20 Year U.S. Treasury Bond Futures	Long	172	September 2022	23,843	(319)
30 Year Euro-Buxl Futures	Long	69	September 2022	11,827	(852)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2022	1,698	(51)

					$(1,283)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)	Counterparty	Settlement date	at 6/30/2022 (000)
BRL110,886	USD19,160	Citibank	7/1/2022	$2,021
SEK23,400	USD2,378	JPMorgan Chase	7/7/2022	(90)
USD6,267	CAD7,881	UBS AG	7/11/2022	145
USD2,060	HUF754,350	Bank of America	7/11/2022	70
USD1,713	AUD2,380	JPMorgan Chase	7/11/2022	70
JPY623,410	USD4,606	BNP Paribas	7/11/2022	(9)
JPY137,850	USD1,028	Morgan Stanley	7/11/2022	(12)
PLN4,470	USD1,038	HSBC Bank	7/11/2022	(42)
DKK17,400	USD2,502	Bank of America	7/11/2022	(49)
PLN20,540	EUR4,453	BNP Paribas	7/11/2022	(94)
HUF2,533,310	EUR6,465	Citibank	7/11/2022	(96)
USD3,299	BRL16,000	HSBC Bank	7/12/2022	253
USD1,347	BRL6,470	Citibank	7/12/2022	115
BRL22,470	USD4,297	Citibank	7/12/2022	(19)
USD14,381	DKK100,190	Standard Chartered Bank	7/13/2022	252
USD4,002	MXN78,910	BNP Paribas	7/13/2022	87
USD1,435	NZD2,240	Standard Chartered Bank	7/13/2022	36
GBP7,340	USD9,194	Morgan Stanley	7/13/2022	(257)

198 American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)	Counterparty	Settlement date	at 6/30/2022 (000)
CAD20,253	USD15,658	UBS AG	7/15/2022	$76
MYR11,360	USD2,580	Standard Chartered Bank	7/15/2022	3
USD6,307	MYR27,740	Standard Chartered Bank	7/15/2022	– [14]
MYR6,300	USD1,432	HSBC Bank	7/15/2022	– [14]
MYR10,080	USD2,291	Standard Chartered Bank	7/15/2022	– [14]
CNH151,257	USD22,369	Citibank	7/18/2022	227
CZK47,290	EUR1,900	UBS AG	7/18/2022	5
EUR6,804	PLN31,970	Goldman Sachs	7/20/2022	27
PLN1,550	USD344	BNP Paribas	7/20/2022	1
USD358	COP1,453,260	Citibank	7/22/2022	10
EUR4,670	USD4,897	JPMorgan Chase	7/25/2022	5
DKK20,510	EUR2,757	BNP Paribas	7/25/2022	1
PLN18,110	EUR3,878	Goldman Sachs	7/25/2022	(44)
USD11,532	MXN232,306	Citibank	7/27/2022	38
CNH61,490	USD9,175	UBS AG	7/27/2022	10
CHF800	USD837	UBS AG	7/27/2022	3
JPY798,810	USD5,895	BNP Paribas	7/27/2022	2
EUR17,853	DKK132,800	JPMorgan Chase	7/27/2022	(1)
EUR2,540	USD2,678	BNP Paribas	7/27/2022	(11)
ZAR26,060	USD1,628	JPMorgan Chase	7/27/2022	(30)
EUR25,150	USD26,516	UBS AG	7/27/2022	(112)
JPY7,317,238	USD54,441	UBS AG	7/27/2022	(422)
USD5,920	AUD8,270	Citibank	7/29/2022	210
USD2,167	IDR32,232,353	Citibank	8/4/2022	14
KRW13,728,070	USD10,657	Citibank	8/5/2022	1
BRL140,966	USD24,130	Citibank	8/10/2022	2,465
USD11,219	BRL63,000	JPMorgan Chase	8/10/2022	(667)
USD13,967	BRL77,966	Citibank	8/10/2022	(742)
USD5,044	HUF1,807,090	Bank of America	1/20/2023	433
USD5,215	CZK124,020	Morgan Stanley	1/20/2023	75
CZK124,020	USD5,572	Goldman Sachs	1/20/2023	(433)
HUF1,807,090	USD5,518	Bank of America	1/20/2023	(908)
PLN24,520	USD5,912	BNP Paribas	2/2/2023	(598)

				$2,019

Swap contracts

Interest rate swaps

  Centrally cleared interest rate swaps

Receive		Pay		Expiration date	Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency		amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$ (80)	$–	$ (80)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(683)	–	(683)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(258)	–	(258)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(638)	–	(638)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(106)	–	(106)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(106)	–	(106)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(116)	–	(116)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	11,830	(215)	–	(215)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(223)	–	(223)

American Funds Insurance Series 199

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

  Centrally cleared interest rate swaps (continued)

Receive		Pay		Expiration date	Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency		amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD12,043	$(228)	$–	$(228)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093	(229)	–	(229)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675	(203)	–	(203)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(230)	–	(230)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(226)	–	(226)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(224)	–	(224)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(246)	–	(246)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(235)	–	(235)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(237)	–	(237)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(20)	–	(20)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP21,230	(98)	–	(98)
2.42%	Annual	SONIA	Annual	5/5/2024	42,400	(232)	–	(232)
2.363%	Annual	SONIA	Annual	5/11/2024	40,870	(248)	–	(248)
2.9588%	Annual	SONIA	Annual	6/9/2024	26,900	33	–	33
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(222)	–	(222)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(230)	–	(230)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(285)	–	(285)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(59)	–	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(60)	–	(60)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(62)	–	(62)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(181)	–	(181)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(59)	–	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(119)	–	(119)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	38,700	(161)	–	(161)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	41,600	(174)	–	(174)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	50,900	(213)	–	(213)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(256)	–	(256)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(707)	–	(707)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	105,000	(436)	–	(436)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(75)	–	(75)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(110)	–	(110)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800	(175)	–	(175)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800	(177)	–	(177)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(243)	–	(243)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	41,200	(94)	–	(94)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	41,600	(94)	–	(94)

						$(9,240)	$–	$(9,240)

Credit default swaps

  Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)		Upfront premium (received) paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD44,076	$1,327		$(959)	$2,286
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	EUR23,820	222		(300)	522
CDX.EM.37	1.00%	Quarterly	6/20/2027	USD13,360	1,340		1,134	206
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	5	–	[14]	– [14]	–	[14]

					$2,889		$(125)	$3,014

200 American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)		Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 6.33%
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15]	$144,080	$438,028	$481,900		$(10)		$(23)	$100,175	$255

1 Step bond; coupon rate may change at a later date.

2 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,023,000, which represented 7.71% of the net assets of the fund.

3 Index-linked bond whose principal amount moves with a government price index.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Scheduled interest and/or principal payment was not received.

6 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,479,000, which represented .09% of the net assets of the fund.

7 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

9 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,760,000, which represented .24% of the net assets of the fund.

10 Value determined using significant unobservable inputs.

11 Purchased on a TBA basis.

12 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,285,000, which represented .97% of the net assets of the fund.

13 Security did not produce income during the last 12 months.

14 Amount less than one thousand.

15 Rate represents the seven-day yield at 6/30/2022.

16 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series 201

American High-Income Trust

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 90.36%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 90.27%
Energy	Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	USD295	$287
14.33%	Antero Midstream Partners LP 5.375% 2029[1]	570	512
	Antero Resources Corp. 7.625% 2029[1]	417	425
	Antero Resources Corp. 5.375% 2030[1]	720	658
	Apache Corp. 6.00% 2037	165	152
	Apache Corp. 5.10% 2040	695	589
	Apache Corp. 4.75% 2043	265	207
	Ascent Resources - Utica, LLC 7.00% 2026[1]	2,040	1,900
	Ascent Resources - Utica, LLC 9.00% 2027[1]	170	214
	Ascent Resources - Utica, LLC 8.25% 2028[1]	271	258
	Ascent Resources - Utica, LLC 5.875% 2029[1]	1,205	1,062
	Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	241
	Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	640
	Bonanza Creek Energy, Inc. 5.00% 2026[1]	685	616
	California Resources Corp. 7.125% 2026[1]	390	382
	Callon Petroleum Co. 7.50% 2030[1]	515	475
	Centennial Resource Production, LLC 6.875% 2027[1]	440	419
	Cheniere Energy Partners LP 4.50% 2029	938	839
	Cheniere Energy Partners LP 4.00% 2031	1,523	1,299
	Cheniere Energy Partners LP 3.25% 2032[1]	1,255	991
	Cheniere Energy, Inc. 7.00% 2024	319	331
	Cheniere Energy, Inc. 5.875% 2025	495	507
	Cheniere Energy, Inc. 4.625% 2028	5,356	4,841
	Chesapeake Energy Corp. 4.875% 2022[4]	4,300	83
	Chesapeake Energy Corp. 5.50% 2026[1]	1,000	954
	Chesapeake Energy Corp. 5.875% 2029[1]	1,420	1,342
	Chesapeake Energy Corp. 6.75% 2029[1]	210	204
	CNX Midstream Partners LP 4.75% 2030[1]	280	236
	CNX Resources Corp. 7.25% 2027[1]	1,878	1,843
	CNX Resources Corp. 6.00% 2029[1]	1,425	1,334
	Comstock Resources, Inc. 6.75% 2029[1]	785	705
	Comstock Resources, Inc. 5.875% 2030[1]	770	664
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[5]	3,077	2,569
	Continental Resources, Inc. 5.75% 2031[1]	365	354
	CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]	2,860	2,444
	Crestwood Midstream Partners LP 5.75% 2025	250	234
	Crestwood Midstream Partners LP 5.625% 2027[1]	290	259
	Crestwood Midstream Partners LP 6.00% 2029[1]	575	503
	Devon Energy Corp. 5.875% 2028	202	206
	Devon Energy Corp. 4.50% 2030	493	466
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]	68	67
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,5]	62	61
	DT Midstream, Inc. 4.125% 2029[1]	1,355	1,152
	DT Midstream, Inc. 4.375% 2031[1]	785	660
	Endeavor Energy Resources LP 6.625% 2025[1]	850	855
	Energean Israel Finance, Ltd. 4.50% 2024[1]	945	892
	Energean Israel Finance, Ltd. 4.875% 2026[1]	1,080	957
	Energean PLC 6.50% 2027[1]	380	338
	EnLink Midstream Partners, LLC 5.625% 2028[1]	660	607
	EQM Midstream Partners, LP 4.125% 2026	127	110
	EQM Midstream Partners, LP 6.50% 2027[1]	2,365	2,203
	EQM Midstream Partners, LP 7.50% 2027[1]	845	817
	EQM Midstream Partners, LP 5.50% 2028	881	762
	EQM Midstream Partners, LP 4.50% 2029[1]	835	679
	EQM Midstream Partners, LP 7.50% 2030[1]	898	864
	EQM Midstream Partners, LP 4.75% 2031[1]	1,645	1,317
	EQM Midstream Partners, LP 6.50% 2048	490	375
	EQT Corp. 6.625% 2025[6]	250	258
	EQT Corp. 5.00% 2029	290	281
	EQT Corp. 7.50% 2030[6]	300	323

202 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	EQT Corp. 3.625% 2031[1]	USD500	$433
(continued)	Genesis Energy, LP 5.625% 2024	120	113
	Genesis Energy, LP 6.50% 2025	1,886	1,742
	Genesis Energy, LP 6.25% 2026	320	286
	Genesis Energy, LP 8.00% 2027	2,895	2,570
	Genesis Energy, LP 7.75% 2028	87	75
	Harbour Energy PLC 5.50% 2026[1]	1,545	1,391
	Harvest Midstream I, LP 7.50% 2028[1]	2,167	2,039
	Hess Midstream Operations LP 4.25% 2030[1]	1,300	1,091
	Hess Midstream Operations LP 5.50% 2030[1]	580	522
	Hess Midstream Partners LP 5.125% 2028[1]	687	618
	Hilcorp Energy I, LP 6.25% 2028[1]	145	137
	Hilcorp Energy I, LP 5.75% 2029[1]	815	717
	Hilcorp Energy I, LP 6.00% 2030[1]	715	623
	Hilcorp Energy I, LP 6.00% 2031[1]	630	544
	Hilcorp Energy I, LP 6.25% 2032[1]	535	471
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[1]	220	208
	Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[1]	260	223
	Howard Midstream Energy Partners, LLC 6.75% 2027[1]	460	397
	Independence Energy Finance, LLC 7.25% 2026[1]	500	456
	Kinetik Holdings LP 5.875% 2030[1]	660	630
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.666% 2024[2,3]	12	7
	Lealand Finance Co. BV, Term Loan,
	(3-month USD-LIBOR + 1.00%) 3.00% PIK and 2.06% Cash 2025[2,3,5]	153	79
	Murphy Oil Corp. 6.875% 2024	59	59
	Murphy Oil Corp. 5.75% 2025	250	248
	Murphy Oil Corp. 6.375% 2028	415	388
	Murphy Oil USA, Inc. 4.75% 2029	670	604
	Murphy Oil USA, Inc. 3.75% 2031[1]	285	243
	Nabors Industries, Inc. 7.375% 2027[1]	1,470	1,398
	Nabors Industries, Ltd. 7.25% 2026[1]	228	203
	Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	1,250	1,202
	New Fortress Energy, Inc. 6.75% 2025[1]	1,715	1,625
	New Fortress Energy, Inc. 6.50% 2026[1]	3,725	3,381
	NGL Energy Operating, LLC 7.50% 2026[1]	8,720	7,879
	NGL Energy Partners LP 6.125% 2025	2,054	1,562
	Northern Oil and Gas, Inc. 8.125% 2028[1]	1,815	1,713
	NorthRiver Midstream Finance LP 5.625% 2026[1]	625	567
	NuStar Logistics LP 6.00% 2026	286	268
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,675	1,559
	Oasis Petroleum, Inc. 6.375% 2026[1]	1,065	987
	Occidental Petroleum Corp. 5.875% 2025	710	708
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,476
	Occidental Petroleum Corp. 6.375% 2028	225	228
	Occidental Petroleum Corp. 6.625% 2030	810	836
	Occidental Petroleum Corp. 8.875% 2030	300	345
	Occidental Petroleum Corp. 6.125% 2031	530	538
	Occidental Petroleum Corp. 4.20% 2048	165	129
	Parkland Corp. 4.625% 2030[1]	835	679
	PDC Energy, Inc. 5.75% 2026	600	561
	Petróleos Mexicanos 6.875% 2025	350	328
	Petróleos Mexicanos 8.75% 2029[1]	782	709
	Petrorio Luxembourg SARL 6.125% 2026[1]	320	295
	Range Resources Corp. 4.875% 2025	362	354
	Range Resources Corp. 8.25% 2029	900	919
	Range Resources Corp. 4.75% 2030[1]	970	871
	Rattler Midstream Partners LP 5.625% 2025[1]	955	956
	Rockcliff Energy II, LLC 5.50% 2029[1]	120	109
	Rockies Express Pipeline, LLC 4.95% 2029[1]	550	471
	Sabine Pass Liquefaction, LLC 4.50% 2030	586	562

American Funds Insurance Series 203

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Sanchez Energy Corp. 7.25% 2023[1,4]	USD739	$11
(continued)	SM Energy Co. 5.625% 2025	430	407
	Southwestern Energy Co. 5.95% 2025[6]	215	213
	Southwestern Energy Co. 7.75% 2027	272	278
	Southwestern Energy Co. 8.375% 2028	565	596
	Southwestern Energy Co. 5.375% 2029	340	316
	Southwestern Energy Co. 5.375% 2030	2,470	2,277
	Southwestern Energy Co. 4.75% 2032	1,225	1,050
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	335	285
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	285	257
	Sunoco LP 6.00% 2027	547	522
	Sunoco LP 5.875% 2028	290	265
	Sunoco LP 4.50% 2029	1,680	1,388
	Sunoco LP 4.50% 2030[1]	1,680	1,359
	Tallgrass Energy Partners, LP 7.50% 2025[1]	230	223
	Targa Resources Partners LP 6.50% 2027	133	136
	Targa Resources Partners LP 6.875% 2029	915	935
	Targa Resources Partners LP 5.50% 2030	802	767
	Targa Resources Partners LP 4.875% 2031	695	635
	Teekay Offshore Partners LP 8.50% 2023[1,7,8]	2,009	1,828
	Transocean Guardian, Ltd. 5.875% 2024[1]	288	267
	Transocean Poseidon, Ltd. 6.875% 2027[1]	361	318
	Transocean, Inc. 6.125% 2025[1]	195	179
	Transocean, Inc. 7.25% 2025[1]	500	371
	Transocean, Inc. 11.50% 2027[1]	95	89
	USA Compression Partners, LP 6.875% 2026	359	327
	USA Compression Partners, LP 6.875% 2027	247	220
	Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	2,795	2,397
	Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	650	538
	Weatherford International, Ltd. 11.00% 2024[1]	445	449
	Weatherford International, Ltd. 6.50% 2028[1]	2,130	1,915
	Weatherford International, Ltd. 8.625% 2030[1]	3,220	2,678
	Western Gas Partners LP 4.50% 2028	1,124	1,019
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[6]	369	341
	Western Midstream Operating, LP 4.75% 2028	160	146
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[6]	480	417
	Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[6]	290	234

			121,808

Consumer	Adient Global Holdings, Ltd. 4.875% 2026[1]	225	198
discretionary	Affinity Gaming 6.875% 2027[1]	200	168
13.79%	Allied Universal Holdco, LLC 6.625% 2026[1]	858	789
	Allied Universal Holdco, LLC 9.75% 2027[1]	976	829
	Allied Universal Holdco, LLC 4.625% 2028[1]	490	406
	Allied Universal Holdco, LLC 6.00% 2029[1]	2,790	2,034
	Asbury Automotive Group, Inc. 4.50% 2028	250	217
	Asbury Automotive Group, Inc. 4.625% 2029[1]	1,545	1,279
	Asbury Automotive Group, Inc. 5.00% 2032[1]	355	291
	Atlas LuxCo 4 SARL 4.625% 2028[1]	280	227
	Beazer Homes USA, Inc. 5.875% 2027	540	416
	Boyd Gaming Corp. 4.75% 2027	621	563
	Boyd Gaming Corp. 4.75% 2031[1]	695	589
	Boyne USA, Inc. 4.75% 2029[1]	880	763
	Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,049
	Caesars Entertainment, Inc. 8.125% 2027[1]	665	644
	Caesars Entertainment, Inc. 4.625% 2029[1]	3,330	2,598
	Caesars Resort Collection, LLC 5.75% 2025[1]	345	331
	Carnival Corp. 7.625% 2026[1]	1,615	1,255
	Carnival Corp. 10.50% 2026[1]	1,405	1,401

204 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Carnival Corp. 4.00% 2028[1]	USD3,000	$2,471
discretionary	Carnival Corp. 6.00% 2029[1]	825	582
(continued)	Carnival Corp. 10.50% 2030[1]	850	701
	Carvana Co. 5.625% 2025[1]	485	373
	Carvana Co. 5.50% 2027[1]	1,091	706
	Carvana Co. 5.875% 2028[1]	904	575
	Carvana Co. 4.875% 2029[1]	1,110	633
	CDI Escrow Issuer, Inc. 5.75% 2030[1]	805	734
	CEC Entertainment, Inc. 6.75% 2026[1]	320	282
	Dana, Inc. 4.25% 2030	200	156
	Dana, Inc. 4.50% 2032	375	278
	Dave & Buster’s, Inc. 7.625% 2025[1]	340	336
	Empire Communities Corp. 7.00% 2025[1]	475	376
	Empire Resorts, Inc. 7.75% 2026[1]	670	601
	Everi Holdings, Inc. 5.00% 2029[1]	95	80
	Fertitta Entertainment, Inc. 4.625% 2029[1]	1,260	1,078
	Fertitta Entertainment, Inc. 6.75% 2030[1]	4,100	3,159
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,135	1,712
	Ford Motor Co. 2.90% 2029	225	177
	Ford Motor Co. 3.25% 2032	310	233
	Ford Motor Co. 5.291% 2046	70	54
	Ford Motor Credit Company, LLC 3.375% 2025	1,115	1,008
	Ford Motor Credit Company, LLC 5.125% 2025	3,835	3,670
	Ford Motor Credit Company, LLC 2.70% 2026	750	640
	Ford Motor Credit Company, LLC 4.542% 2026	1,460	1,339
	Ford Motor Credit Company, LLC 3.815% 2027	1,540	1,312
	Ford Motor Credit Company, LLC 4.125% 2027	835	738
	Ford Motor Credit Company, LLC 4.271% 2027	525	472
	Ford Motor Credit Company, LLC 4.95% 2027	370	345
	Ford Motor Credit Company, LLC 2.90% 2028	550	444
	Ford Motor Credit Company, LLC 5.113% 2029	200	180
	Ford Motor Credit Company, LLC 4.00% 2030	920	747
	Group 1 Automotive, Inc. 4.00% 2028[1]	615	515
	Hanesbrands, Inc. 4.625% 2024[1]	1,945	1,907
	Hanesbrands, Inc. 4.875% 2026[1]	1,624	1,507
	Hilton Grand Vacations Borrower 5.00% 2029[1]	591	480
	Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	200	170
	Hilton Worldwide Holdings, Inc. 4.875% 2030	608	551
	Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,010	842
	International Game Technology PLC 6.50% 2025[1]	1,383	1,379
	International Game Technology PLC 4.125% 2026[1]	1,165	1,057
	International Game Technology PLC 5.25% 2029[1]	3,570	3,240
	Jacobs Entertainment, Inc. 6.75% 2029[1]	505	428
	KB Home 6.875% 2027	330	319
	KB Home 7.25% 2030	330	313
	Kontoor Brands, Inc. 4.125% 2029[1]	370	294
	Las Vegas Sands Corp. 3.20% 2024	635	601
	LCM Investments Holdings II, LLC 4.875% 2029[1]	1,185	905
	Levi Strauss & Co. 3.50% 2031[1]	430	352
	Limited Brands, Inc. 6.625% 2030[1]	370	321
	Limited Brands, Inc. 6.875% 2035	1,096	894
	Limited Brands, Inc. 6.75% 2036	655	525
	Lindblad Expeditions, LLC 6.75% 2027[1]	205	176
	Lithia Motors, Inc. 4.625% 2027[1]	270	248
	Lithia Motors, Inc. 3.875% 2029[1]	350	298
	Lithia Motors, Inc. 4.375% 2031[1]	315	269
	LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[1]	335	284
	M.D.C. Holdings, Inc. 6.00% 2043	573	469
	Macy’s Retail Holdings, LLC 5.875% 2030[1]	145	122
	Marriott Ownership Resorts, Inc. 4.50% 2029[1]	370	308
	Melco International Development, Ltd. 4.875% 2025[1]	440	329

American Funds Insurance Series 205

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Melco International Development, Ltd. 5.75% 2028[1]	USD1,390	$897
discretionary	Melco International Development, Ltd. 5.375% 2029[1]	1,446	875
(continued)	Melco Resorts Finance, Ltd. 5.25% 2026[1]	300	212
	Merlin Entertainment 5.75% 2026[1]	492	450
	MGM Resorts International 6.00% 2023	281	281
	MGM Resorts International 5.50% 2027	401	360
	Midwest Gaming Borrower, LLC 4.875% 2029[1]	180	147
	Mohegan Gaming & Entertainment 8.00% 2026[1]	645	550
	Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[2,3]	561	552
	NCL Corp., Ltd. 3.625% 2024[1]	300	250
	NCL Corp., Ltd. 5.875% 2026[1]	825	650
	NCL Corp., Ltd. 5.875% 2027[1]	1,230	1,054
	NCL Corp., Ltd. 7.75% 2029[1]	360	276
	Neiman Marcus Group, LLC 7.125% 2026[1]	2,405	2,224
	Newell Brands, Inc. 5.625% 2036[6]	30	26
	Newell Rubbermaid, Inc. 4.875% 2025	445	439
	Panther BF Aggregator 2, LP 6.25% 2026[1]	140	135
	Panther BF Aggregator 2, LP 8.50% 2027[1]	455	441
	Party City Holdings, Inc. 6.625% 2026[1]	500	295
	Party City Holdings, Inc. 8.75% 2026[1]	3,655	2,463
	Penske Automotive Group, Inc. 3.75% 2029	340	284
	PetSmart, Inc. 4.75% 2028[1]	710	616
	PetSmart, Inc. 7.75% 2029[1]	1,190	1,074
	Premier Entertainment Sub, LLC 5.625% 2029[1]	1,545	1,102
	Premier Entertainment Sub, LLC 5.875% 2031[1]	835	581
	QVC, Inc. 4.85% 2024	75	70
	QVC, Inc. 4.75% 2027	52	41
	QVC, Inc. 4.375% 2028	601	446
	Raptor Acquisition Corp. 4.875% 2026[1]	1,630	1,429
	Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	590	448
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	327
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,946	2,004
	Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,820	1,296
	Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	715	533
	Royal Caribbean Cruises, Ltd. 5.375% 2027[1]	1,035	755
	Royal Caribbean Cruises, Ltd. 3.70% 2028	270	172
	Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	70	49
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	280	263
	Scientific Games Corp. 8.625% 2025[1]	1,215	1,247
	Scientific Games Corp. 7.00% 2028[1]	1,525	1,433
	Scientific Games Corp. 7.25% 2029[1]	3,090	2,902
	Scientific Games Holdings LP 6.625% 2030[1]	2,305	1,963
	Sonic Automotive, Inc. 4.625% 2029[1]	1,565	1,215
	Sonic Automotive, Inc. 4.875% 2031[1]	2,180	1,643
	Staples, Inc. 7.50% 2026[1]	421	350
	Studio City Co., Ltd. 7.00% 2027[1]	1,175	1,020
	Studio City Finance, Ltd. 6.00% 2025[1]	690	438
	Studio City Finance, Ltd. 5.00% 2029[1]	1,200	621
	Tempur Sealy International, Inc. 4.00% 2029[1]	630	509
	The Gap, Inc. 3.625% 2029[1]	170	120
	The Gap, Inc. 3.875% 2031[1]	108	76
	The Home Co., Inc. 7.25% 2025[1]	940	770
	Travel + Leisure Co. 6.60% 2025[6]	50	49
	Travel + Leisure Co. 6.00% 2027	205	186
	Travel + Leisure Co. 4.50% 2029[1]	1,280	992
	Universal Entertainment Corp. 8.50% 2024[1]	2,945	2,857
	Vail Resorts, Inc. 6.25% 2025[1]	315	315
	VICI Properties LP 4.25% 2026[1]	462	423
	VICI Properties LP 4.625% 2029[1]	265	237
	VICI Properties LP / VICI Note Co., Inc. 5.625% 2024[1]	447	442
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	711	666

206 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[1]	USD900	$858
discretionary	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	644	568
(continued)	VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[1]	1,400	1,207
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	873	755
	WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	995	940
	Wheel Pros, Inc. 6.50% 2029[1]	1,280	906
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.095% 2028[2,3]	953	791
	Wyndham Destinations, Inc. 6.625% 2026[1]	695	660
	Wyndham Destinations, Inc. 4.625% 2030[1]	400	311
	Wyndham Worldwide Corp. 4.375% 2028[1]	1,280	1,121
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	861	828
	Wynn Macau, Ltd. 5.125% 2029[1]	320	199
	Wynn Resorts Finance, LLC 7.75% 2025[1]	494	481
	Wynn Resorts Finance, LLC 5.125% 2029[1]	1,002	791
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[2,3]	995	940

			117,239

Communication	Altice France Holding SA 10.50% 2027[1]	1,650	1,388
services	Altice France SA 5.125% 2029[1]	1,677	1,271
12.01%	Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	357
	Brightstar Escrow Corp. 9.75% 2025[1]	140	133
	Cablevision Systems Corp. 5.375% 2028[1]	457	396
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	102	100
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	386	358
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	360	323
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,179	2,650
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,437	2,950
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	140	112
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	3,285	2,686
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	833
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	1,225	1,006
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	1,230	972
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	1,960	1,521
	Centerfield Media Parent, Inc. 6.625% 2026[1]	960	776
	CenturyLink, Inc. 6.75% 2023	1,480	1,469
	Cinemark USA, Inc. 5.875% 2026[1]	378	338
	Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	570	416
	Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	315	227
	Cogent Communications Group, Inc. 3.50% 2026[1]	700	645
	Consolidated Communications, Inc. 5.00% 2028[1]	225	180
	CSC Holdings, LLC 6.50% 2029[1]	600	543
	CSC Holdings, LLC 3.375% 2031[1]	700	520
	Diamond Sports Group, LLC 5.375% 2026[1]	503	126
	Diamond Sports Group, LLC 6.625% 2027[1]	1,056	132
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[2,3]	1,739	1,608
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	3,010	2,577
	DISH DBS Corp. 5.125% 2029	570	348
	Embarq Corp. 7.995% 2036	1,637	1,233
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 9.416% 2028[2,3]	465	454
	Front Range BidCo, Inc. 6.125% 2028[1]	839	608
	Frontier Communications Corp. 5.875% 2027[1]	1,550	1,398
	Frontier Communications Corp. 5.00% 2028[1]	3,780	3,222
	Frontier Communications Corp. 6.75% 2029[1]	1,990	1,642
	Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,072
	Frontier Communications Holdings, LLC 6.00% 2030[1]	750	579
	Frontier Communications Holdings, LLC 8.75% 2030[1]	900	912
	Gray Escrow II, Inc. 5.375% 2031[1]	925	743
	Gray Television, Inc. 5.875% 2026[1]	203	190
	Gray Television, Inc. 7.00% 2027[1]	828	798

American Funds Insurance Series 207

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Gray Television, Inc. 4.75% 2030[1]	USD397	$311
services	iHeartCommunications, Inc. 5.25% 2027[1]	1,995	1,710
(continued)	iHeartCommunications, Inc. 4.75% 2028[1]	250	206
	Iliad Holding SAS 6.50% 2026[1]	1,120	1,010
	Inmarsat PLC 6.75% 2026[1]	725	654
	Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[2,3]	387	360
	Lamar Media Corp. 3.75% 2028	61	54
	Lamar Media Corp. 4.875% 2029	300	271
	Lamar Media Corp. 4.00% 2030	260	219
	Lamar Media Corp. 3.625% 2031	125	103
	Level 3 Financing, Inc. 3.75% 2029[1]	550	426
	Ligado Networks, LLC 15.50% PIK 2023[1,5]	1,727	941
	Ligado Networks, LLC 17.50% PIK 2024[1,5]	290	94
	Live Nation Entertainment, Inc. 3.75% 2028[1]	425	368
	Magallanes, Inc. 4.279% 2032[1]	298	267
	Match Group, Inc. 4.625% 2028[1]	308	280
	Mav Acquisition Corp. 5.75% 2028[1]	520	446
	Midas OpCo Holdings, LLC 5.625% 2029[1]	3,060	2,467
	Netflix, Inc. 4.875% 2028	310	292
	News Corp. 3.875% 2029[1]	1,620	1,403
	News Corp. 5.125% 2032[1]	1,760	1,562
	Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,270	1,951
	Nexstar Escrow Corp. 5.625% 2027[1]	789	722
	Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[1]	49	44
	Qwest Capital Funding, Inc. 6.875% 2028	860	767
	Scripps Escrow II, Inc. 3.875% 2029[1]	750	630
	Sinclair Television Group, Inc. 5.125% 2027[1]	195	165
	Sinclair Television Group, Inc. 4.125% 2030[1]	1,170	930
	Sirius XM Radio, Inc. 3.125% 2026[1]	1,600	1,432
	Sirius XM Radio, Inc. 4.00% 2028[1]	2,385	2,072
	Sirius XM Radio, Inc. 4.125% 2030[1]	445	373
	Sirius XM Radio, Inc. 3.875% 2031[1]	2,590	2,067
	Sprint Corp. 7.625% 2026	950	1,003
	Sprint Corp. 6.875% 2028	6,606	6,966
	Sprint Corp. 8.75% 2032	4,601	5,552
	Summer (BC) BidCo B, LLC 5.50% 2026[1]	365	327
	TEGNA, Inc. 4.625% 2028	478	448
	TEGNA, Inc. 5.00% 2029	686	651
	T-Mobile US, Inc. 2.625% 2026	1,000	909
	T-Mobile US, Inc. 3.375% 2029	1,550	1,361
	T-Mobile US, Inc. 2.875% 2031	460	383
	Twitter, Inc. 5.00% 2030[1]	1,240	1,178
	Univision Communications, Inc. 5.125% 2025[1]	3,195	3,013
	Univision Communications, Inc. 6.625% 2027[1]	3,050	2,910
	Univision Communications, Inc. 4.50% 2029[1]	4,500	3,781
	Univision Communications, Inc. 7.375% 2030[1]	500	489
	Univision Communications, Inc., Term Loan, (3-month USD CME Term + 4.50%) 6.25% 2029[2,3]	150	144
	UPC Broadband Finco BV 4.875% 2031[1]	650	532
	Virgin Media O2 4.25% 2031[1]	1,975	1,593
	Virgin Media Secured Finance PLC 4.50% 2030[1]	990	816
	VMED O2 UK Financing I PLC 4.75% 2031[1]	200	162
	VZ Secured Financing BV 5.00% 2032[1]	1,860	1,548
	Warner Music Group 3.75% 2029[1]	1,350	1,130
	Warner Music Group 3.875% 2030[1]	780	650
	Ziggo Bond Co. BV 5.125% 2030[1]	419	329
	Ziggo Bond Finance BV 4.875% 2030[1]	1,550	1,318
	ZipRecruiter, Inc. 5.00% 2030[1]	530	446

			102,048

208 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	AdaptHealth, LLC 5.125% 2030[1]	USD875	$739
9.80%	Avantor Funding, Inc. 4.625% 2028[1]	2,040	1,875
	Avantor Funding, Inc. 3.875% 2029[1]	500	438
	Bausch Health Americas, Inc. 9.25% 2026[1]	1,334	957
	Bausch Health Americas, Inc. 8.50% 2027[1]	252	177
	Bausch Health Companies, Inc. 5.75% 2027[1]	735	610
	Bausch Health Companies, Inc. 6.125% 2027[1]	880	750
	Bausch Health Companies, Inc. 4.875% 2028[1]	1,940	1,522
	Bausch Health Companies, Inc. 5.00% 2028[1]	1,297	694
	Bausch Health Companies, Inc. 7.00% 2028[1]	553	317
	Bausch Health Companies, Inc. 5.00% 2029[1]	765	400
	Bausch Health Companies, Inc. 5.25% 2030[1]	752	391
	Bausch Health Companies, Inc. 5.25% 2031[1]	2,955	1,521
	Catalent Pharma Solutions, Inc. 3.125% 2029[1]	285	234
	Catalent Pharma Solutions, Inc. 3.50% 2030[1]	720	588
	Centene Corp. 4.25% 2027	389	364
	Centene Corp. 2.45% 2028	3,240	2,711
	Centene Corp. 4.625% 2029	4,305	4,027
	Centene Corp. 3.00% 2030	2,530	2,103
	Centene Corp. 3.375% 2030	642	546
	Centene Corp. 2.50% 2031	1,485	1,183
	Centene Corp. 2.625% 2031	430	343
	Charles River Laboratories International, Inc. 4.25% 2028[1]	561	505
	Charles River Laboratories International, Inc. 3.75% 2029[1]	680	591
	Charles River Laboratories International, Inc. 4.00% 2031[1]	650	555
	Community Health Systems, Inc. 5.625% 2027[1]	1,550	1,316
	Community Health Systems, Inc. 6.00% 2029[1]	653	542
	Community Health Systems, Inc. 6.875% 2029[1]	240	156
	Community Health Systems, Inc. 5.25% 2030[1]	1,305	994
	DaVita, Inc. 4.625% 2030[1]	800	626
	Encompass Health Corp. 4.50% 2028	496	426
	Encompass Health Corp. 4.75% 2030	285	239
	Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 2027[1]	311	65
	Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1]	2,613	209
	Endo International PLC 5.875% 2024[1]	520	398
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	660	500
	Grifols Escrow Issuer SA 4.75% 2028[1]	630	547
	HCA, Inc. 5.875% 2026	321	323
	HCA, Inc. 5.625% 2028	1,300	1,281
	HCA, Inc. 5.875% 2029	255	256
	HCA, Inc. 3.50% 2030	1,255	1,071
	HCA, Inc. 5.50% 2047	33	30
	HCA, Inc. 5.25% 2049	475	410
	HCA, Inc. 4.625% 2052[1]	233	187
	HCA, Inc. 7.50% 2095	250	256
	HealthEquity, Inc. 4.50% 2029[1]	730	640
	IMS Health Holdings, Inc. 5.00% 2026[1]	823	786
	Jazz Securities DAC 4.375% 2029[1]	1,476	1,316
	Mallinckrodt PLC 10.00% 2025[1]	1,144	1,104
	Minerva Merger Sub, Inc. 6.50% 2030[1]	640	534
	Molina Healthcare, Inc. 4.375% 2028[1]	1,135	1,016
	Molina Healthcare, Inc. 3.875% 2030[1]	2,309	1,977
	Molina Healthcare, Inc. 3.875% 2032[1]	2,115	1,778
	Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	220	188
	Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	1,705	1,406
	Option Care Health, Inc. 4.375% 2029[1]	290	249
	Organon Finance 1, LLC 4.125% 2028[1]	535	475
	Organon Finance 1, LLC 5.125% 2031[1]	240	208
	Owens & Minor, Inc. 4.375% 2024	1,185	1,160
	Owens & Minor, Inc. 4.50% 2029[1]	990	810
	Owens & Minor, Inc. 6.625% 2030[1]	1,075	983

American Funds Insurance Series 209

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Par Pharmaceutical, Inc. 7.50% 2027[1]	USD4,505	$3,438
(continued)	Radiology Partners, Inc. 9.25% 2028[1]	1,503	1,131
	RP Escrow Issuer, LLC 5.25% 2025[1]	1,015	879
	Select Medical Holdings Corp. 6.25% 2026[1]	554	518
	Surgery Center Holdings 10.00% 2027[1]	416	404
	Syneos Health, Inc. 3.625% 2029[1]	530	449
	Team Health Holdings, Inc. 6.375% 2025[1]	704	493
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 6.775% 2027[2,3]	277	235
	Tenet Healthcare Corp. 4.625% 2024	130	125
	Tenet Healthcare Corp. 4.875% 2026[1]	5,130	4,737
	Tenet Healthcare Corp. 5.125% 2027[1]	710	640
	Tenet Healthcare Corp. 6.25% 2027[1]	500	461
	Tenet Healthcare Corp. 4.625% 2028[1]	890	776
	Tenet Healthcare Corp. 6.125% 2028[1]	640	550
	Tenet Healthcare Corp. 4.25% 2029[1]	990	837
	Tenet Healthcare Corp. 4.375% 2030[1]	1,450	1,230
	Tenet Healthcare Corp. 6.125% 2030[1]	610	565
	Tenet Healthcare Corp. 6.875% 2031	100	89
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,379	3,337
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,209	2,159
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,514	2,070
	Teva Pharmaceutical Finance Co. BV 4.75% 2027	570	488
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,090
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	6,555	5,417
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	212	133
	Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	1,971	1,462

			83,316

Materials	Alcoa Nederland Holding BV 5.50% 2027[1]	510	484
9.47%	Alcoa Nederland Holding BV 4.125% 2029[1]	430	385
	Allegheny Technologies, Inc. 5.875% 2027	200	177
	Allegheny Technologies, Inc. 4.875% 2029	1,975	1,578
	Allegheny Technologies, Inc. 5.125% 2031	880	675
	ArcelorMittal 7.00% 2039	488	493
	ArcelorMittal 6.75% 2041	755	748
	Arconic Corp. 6.00% 2025[1]	360	352
	Arconic Rolled Products Corp. 6.125% 2028[1]	200	187
	Ardagh Group SA 6.50% Cash 2027[1,5]	422	314
	Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[1]	750	744
	Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]	500	427
	Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]	650	524
	Ardagh Packaging Finance 4.125% 2026[1]	900	764
	Axalta Coating Systems, LLC 4.75% 2027[1]	460	414
	Ball Corp. 2.875% 2030	160	129
	Ball Corp. 3.125% 2031	810	655
	BWAY Parent Co., Inc. 5.50% 2024[1]	1,329	1,272
	Can-Pack SA / Canpack US, LLC 3.875% 2029[1]	1,960	1,532
	Cleveland-Cliffs, Inc. 6.75% 2026[1]	362	360
	Cleveland-Cliffs, Inc. 5.875% 2027	2,880	2,691
	Cleveland-Cliffs, Inc. 7.00% 2027	297	295
	Cleveland-Cliffs, Inc. 4.625% 2029[1]	1,655	1,463
	Cleveland-Cliffs, Inc. 4.875% 2031[1]	1,990	1,759
	Consolidated Energy Finance SA 6.50% 2026[1]	600	554
	Consolidated Energy Finance SA 5.625% 2028[1]	735	592
	Constellium SE 3.75% 2029[1]	350	278
	Crown Holdings, Inc. 5.25% 2030[1]	240	225
	CVR Partners LP 6.125% 2028[1]	1,125	1,007
	Diamond (BC) BV 4.625% 2029[1]	205	164

210 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Element Solutions, Inc. 3.875% 2028[1]	USD620	$513
(continued)	First Quantum Minerals, Ltd. 7.50% 2025[1]	3,893	3,688
	First Quantum Minerals, Ltd. 6.875% 2026[1]	2,726	2,516
	First Quantum Minerals, Ltd. 6.875% 2027[1]	5,910	5,294
	FMG Resources 4.375% 2031[1]	585	479
	Freeport-McMoRan, Inc. 4.25% 2030	437	398
	Freeport-McMoRan, Inc. 5.45% 2043	411	381
	FXI Holdings, Inc. 7.875% 2024[1]	4,740	4,121
	FXI Holdings, Inc. 12.25% 2026[1]	5,685	5,070
	GPC Merger Sub, Inc. 7.125% 2028[1]	534	429
	Graphic Packaging International, LLC 3.75% 2030[1]	600	509
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[2,3]	455	409
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	133	137
	Kaiser Aluminum Corp. 4.625% 2028[1]	478	399
	Labl, Inc. 5.875% 2028[1]	500	405
	Labl, Inc. 8.25% 2029[1]	1,300	984
	LSB Industries, Inc. 6.25% 2028[1]	1,510	1,335
	Mercer International, Inc. 5.125% 2029	400	342
	Methanex Corp. 5.125% 2027	3,740	3,307
	Methanex Corp. 5.25% 2029	520	440
	Methanex Corp. 5.65% 2044	465	329
	Mineral Resources, Ltd. 8.00% 2027[1]	1,310	1,279
	Mineral Resources, Ltd. 8.50% 2030[1]	1,720	1,697
	Neon Holdings, Inc. 10.125% 2026[1]	840	801
	Nova Chemicals Corp. 4.875% 2024[1]	675	643
	Nova Chemicals Corp. 5.00% 2025[1]	295	270
	Nova Chemicals Corp. 5.25% 2027[1]	2,036	1,752
	Nova Chemicals Corp. 4.25% 2029[1]	2,330	1,825
	Novelis Corp. 3.25% 2026[1]	745	631
	Novelis Corp. 4.75% 2030[1]	1,013	844
	Novelis Corp. 3.875% 2031[1]	1,417	1,094
	Olin Corp. 5.625% 2029	200	179
	Olin Corp. 5.00% 2030	180	156
	Olympus Water US Holding Corp. 6.25% 2029[1]	265	185
	Owens-Illinois, Inc. 5.875% 2023[1]	420	416
	Owens-Illinois, Inc. 6.375% 2025[1]	265	253
	Rayonier A.M. Products, Inc. 7.625% 2026[1]	85	74
	SCIH Salt Holdings, Inc. 4.875% 2028[1]	2,435	2,029
	SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,225	970
	SCIL IV, LLC 5.375% 2026[1]	500	401
	Scotts Miracle-Gro Co. 4.50% 2029	639	525
	Scotts Miracle-Gro Co. 4.375% 2032	455	347
	Sealed Air Corp. 4.00% 2027[1]	316	286
	Sealed Air Corp. 5.00% 2029[1]	440	412
	Silgan Holdings, Inc. 4.125% 2028	377	339
	Summit Materials, Inc. 6.50% 2027[1]	360	348
	Summit Materials, Inc. 5.25% 2029[1]	955	835
	Trivium Packaging BV 5.50% 2026[1]	330	313
	Trivium Packaging BV 8.50% 2027[1]	403	378
	Tronox, Ltd. 4.625% 2029[1]	730	589
	Unifrax Escrow Issuer Corp. 5.25% 2028[1]	234	187
	Valvoline, Inc. 4.25% 2030[1]	353	295
	Valvoline, Inc. 3.625% 2031[1]	620	497
	Venator Materials Corp. 5.75% 2025[1]	3,501	2,808
	Venator Materials Corp. 9.50% 2025[1]	1,155	1,161
	W. R. Grace Holdings, LLC 4.875% 2027[1]	655	571
	W. R. Grace Holdings, LLC 5.625% 2029[1]	440	325
	Warrior Met Coal, Inc. 7.875% 2028[1]	2,170	2,071

			80,513

American Funds Insurance Series 211

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 2026[1]	USD990	$913
8.65%	ADT Security Corp. 4.125% 2029[1]	735	599
	Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,235	992
	Atkore, Inc. 4.25% 2031[1]	385	320
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[2,3]	2,180	2,098
	ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	230
	Avis Budget Car Rental, LLC 5.75% 2027[1]	885	788
	Avis Budget Group, Inc. 5.375% 2029[1]	900	750
	Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	649
	Avolon Holdings Funding, Ltd. 2.528% 2027[1]	2,098	1,712
	BlueLinx Holdings, Inc. 6.00% 2029[1]	500	391
	Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	131
	Bombardier, Inc. 7.50% 2024[1]	474	446
	Bombardier, Inc. 7.50% 2025[1]	1,242	1,126
	Bombardier, Inc. 7.125% 2026[1]	3,425	2,835
	Bombardier, Inc. 7.875% 2027[1]	5,493	4,587
	Bombardier, Inc. 6.00% 2028[1]	2,475	1,859
	Bombardier, Inc. 7.45% 2034[1]	450	340
	Builders FirstSource, Inc. 4.25% 2032[1]	1,230	939
	BWX Technologies, Inc. 4.125% 2028[1]	740	660
	BWX Technologies, Inc. 4.125% 2029[1]	1,005	884
	Clarivate Science Holdings Corp. 3.875% 2028[1]	1,595	1,337
	Clarivate Science Holdings Corp. 4.875% 2029[1]	1,265	1,042
	Clean Harbors, Inc. 4.875% 2027[1]	766	702
	CoreLogic, Inc. 4.50% 2028[1]	4,279	3,302
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[2,3]	660	485
	Covanta Holding Corp. 5.00% 2030	1,340	1,097
	Covert Mergeco, Inc. 4.875% 2029[1]	1,295	1,055
	Dun & Bradstreet Corp. 5.00% 2029[1]	1,585	1,371
	Garda World Security Corp. 6.00% 2029[1]	150	115
	GFL Environmental, Inc. 3.50% 2028[1]	1,390	1,194
	Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	391
	Gol Finance SA 8.00% 2026	200	133
	Harsco Corp. 5.75% 2027[1]	700	561
	Herc Holdings, Inc. 5.50% 2027[1]	200	183
	Howmet Aerospace, Inc. 5.95% 2037	150	142
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,011
	JELD-WEN Holding, Inc. 4.875% 2027[1]	543	424
	Labl Escrow Issuer, LLC 6.75% 2026[1]	450	406
	Labl Escrow Issuer, LLC 10.50% 2027[1]	1,170	1,019
	LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,933	87
	LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	301	3
	Masonite International Corp. 3.50% 2030[1]	530	423
	MasTec, Inc. 4.50% 2028[1]	460	414
	Maxar Technologies, Inc. 7.75% 2027[1]	345	342
	Meritor, Inc. 4.50% 2028[1]	210	202
	Mueller Water Products, Inc. 4.00% 2029[1]	275	240
	Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]	250	233
	Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]	1,100	1,012
	Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]	511	460
	Park River Holdings, Inc. 5.625% 2029[1]	775	484
	PGT Innovations, Inc. 4.375% 2029[1]	1,125	889
	Pitney Bowes, Inc. 6.875% 2027[1]	600	477
	PM General Purchaser, LLC 9.50% 2028[1]	2,198	1,779
	Prime Security Services Borrower, LLC 3.375% 2027[1]	475	393
	Prime Security Services Borrower, LLC 6.25% 2028[1]	627	526
	R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	351
	Roller Bearing Company of America, Inc. 4.375% 2029[1]	170	145
	Sensata Technologies, Inc. 3.75% 2031[1]	500	402
	SkyMiles IP, Ltd. 4.75% 2028[1]	1,715	1,621

212 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	SRS Distribution, Inc. 4.625% 2028[1]	USD480	$421
(continued)	Stericycle, Inc. 5.375% 2024[1]	1,135	1,098
	Stericycle, Inc. 3.875% 2029[1]	1,360	1,114
	The Brink’s Co. 4.625% 2027[1]	719	640
	Titan International, Inc. 7.00% 2028	750	706
	TransDigm, Inc. 6.25% 2026[1]	1,638	1,584
	TransDigm, Inc. 6.375% 2026	240	225
	TransDigm, Inc. 6.875% 2026	460	430
	TransDigm, Inc. 5.50% 2027	855	728
	TransDigm, Inc. 4.625% 2029	155	125
	TransDigm, Inc. 4.875% 2029	450	367
	Triumph Group, Inc. 6.25% 2024[1]	4,172	3,727
	Triumph Group, Inc. 8.875% 2024[1]	536	541
	Triumph Group, Inc. 7.75% 2025[1]	1,140	879
	Uber Technologies, Inc. 8.00% 2026[1]	498	497
	United Airlines Holdings, Inc. 6.50% 2027[1]	3,795	3,741
	United Airlines, Inc. 4.375% 2026[1]	480	425
	United Airlines, Inc. 4.625% 2029[1]	660	562
	United Rentals, Inc. 4.875% 2028	680	644
	United Rentals, Inc. 3.875% 2031	525	444
	United Rentals, Inc. 3.75% 2032	450	370
	Vertical Holdco GMBH 7.625% 2028[1]	835	751
	Vertical U.S. Newco, Inc. 5.25% 2027[1]	2,055	1,836
	WESCO Distribution, Inc. 7.125% 2025[1]	675	675
	WESCO Distribution, Inc. 7.25% 2028[1]	735	729
	Western Global Airlines, LLC 10.375% 2025[1]	475	458
	XPO Logistics, Inc. 6.25% 2025[1]	136	135

			73,554

Financials	Advisor Group Holdings, LLC 6.25% 2028[1]	2,191	1,915
7.21%	AG Merger Sub II, Inc. 10.75% 2027[1]	3,800	3,763
	Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,741	1,549
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	890	771
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	1,560	1,297
	AmWINS Group, Inc. 4.875% 2029[1]	1,260	1,033
	Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,375	2,028
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]	1,245	1,153
	AssuredPartners, Inc. 8.00% 2027[1]	437	410
	AssuredPartners, Inc. 5.625% 2029[1]	365	293
	BroadStreet Partners, Inc. 5.875% 2029[1]	575	451
	Castlelake Aviation Finance DAC 5.00% 2027[1]	1,840	1,531
	Coinbase Global, Inc. 3.375% 2028[1]	1,875	1,186
	Coinbase Global, Inc. 3.625% 2031[1]	1,545	872
	Compass Diversified Holdings 5.25% 2029[1]	4,005	3,313
	Compass Diversified Holdings 5.00% 2032[1]	1,330	1,031
	Credit Acceptance Corp. 5.125% 2024[1]	325	307
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7,8]	947	838
	Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]	1,263	1,074
	FS Energy and Power Fund 7.50% 2023[1]	2,784	2,795
	Hightower Holding, LLC 6.75% 2029[1]	905	682
	HUB International, Ltd. 7.00% 2026[1]	2,310	2,177
	HUB International, Ltd. 5.625% 2029[1]	240	199
	Icahn Enterprises Finance Corp. 5.25% 2027	277	246
	Icahn Enterprises Finance Corp. 4.375% 2029	675	547
	Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	725	587
	Ladder Capital Corp. 4.25% 2027[1]	1,429	1,156
	LPL Holdings, Inc. 4.625% 2027[1]	1,592	1,489
	LPL Holdings, Inc. 4.00% 2029[1]	1,370	1,174

American Funds Insurance Series 213

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	LPL Holdings, Inc. 4.375% 2031[1]	USD1,135	$972
(continued)	MGIC Investment Corp. 5.25% 2028	525	471
	MidCap Financial Issuer Trust 6.50% 2028[1]	750	647
	MSCI, Inc. 4.00% 2029[1]	900	800
	MSCI, Inc. 3.625% 2030[1]	66	55
	MSCI, Inc. 3.625% 2031[1]	1,325	1,093
	MSCI, Inc. 3.875% 2031[1]	1,450	1,244
	MSCI, Inc. 3.25% 2033[1]	945	755
	National Financial Partners Corp. 6.875% 2028[1]	739	612
	Navient Corp. 5.50% 2023	1,429	1,419
	Navient Corp. 5.875% 2024	1,450	1,335
	Navient Corp. 6.125% 2024	1,147	1,090
	Navient Corp. 6.75% 2025	550	497
	Navient Corp. 6.75% 2026	400	355
	Navient Corp. 5.00% 2027	2,883	2,375
	Navient Corp. 4.875% 2028	320	251
	Navient Corp. 5.50% 2029	2,280	1,761
	Navient Corp. 5.625% 2033	1,778	1,237
	Onemain Finance Corp. 3.875% 2028	206	158
	OneMain Holdings, Inc. 7.125% 2026	1,335	1,237
	Owl Rock Capital Corp. 3.75% 2025	600	556
	Owl Rock Capital Corp. 3.40% 2026	290	255
	Owl Rock Capital Corp. II 4.625% 2024[1]	450	428
	Owl Rock Capital Corp. III 3.125% 2027[1]	600	513
	Owl Rock Core Income Corp. 4.70% 2027[1]	800	730
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	1,893	1,816
	Quicken Loans, LLC 3.625% 2029[1]	455	359
	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	520	431
	Ryan Specialty Group, LLC 4.375% 2030[1]	725	632
	Springleaf Finance Corp. 6.125% 2024	367	351
	Springleaf Finance Corp. 6.625% 2028	340	304
	Springleaf Finance Corp. 5.375% 2029	183	149
	Starwood Property Trust, Inc. 4.375% 2027[1]	570	496
			61,251

Information	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[2,3]	3,674	3,181
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]	822	797
4.88%	Avaya, Inc. 6.125% 2028[1]	490	321
	Black Knight, Inc. 3.625% 2028[1]	410	356
	BMC Software, Inc. 7.125% 2025[1]	180	173
	BMC Software, Inc. 9.125% 2026[1]	240	225
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	1,220	1,136
	Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,765	1,565
	Booz Allen Hamilton, Inc. 4.00% 2029[1]	880	769
	CA Magnum Holdings 5.375% 2026[1]	220	191
	CDK Global, Inc. 7.25% 2029[1]	1,550	1,494
	Ciena Corp. 4.00% 2030[1]	440	380
	CommScope Finance, LLC 6.00% 2026[1]	430	397
	CommScope Finance, LLC 8.25% 2027[1]	310	246
	CommScope Technologies, LLC 6.00% 2025[1]	380	329
	CommScope Technologies, LLC 5.00% 2027[1]	220	163
	Condor Merger Sub, Inc. 7.375% 2030[1]	850	693
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[2,3]	1,631	1,384
	Diebold Nixdorf, Inc. 9.375% 2025[1]	7,304	5,116
	Diebold, Inc. 8.50% 2024	1,301	678
	Elastic NV 4.125% 2029[1]	350	293
	Entegris Escrow Corp. 4.75% 2029[1]	790	737
	Fair Isaac Corp. 4.00% 2028[1]	1,695	1,505
	Gartner, Inc. 4.50% 2028[1]	2,098	1,930

214 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Gartner, Inc. 3.75% 2030[1]	USD450	$384
technology	GoDaddy Operating Co. 5.25% 2027[1]	390	358
(continued)	GoDaddy Operating Co. 3.50% 2029[1]	210	177
	Imola Merger Corp. 4.75% 2029[1]	300	252
	MicroStrategy, Inc. 6.125% 2028[1]	385	307
	MoneyGram International, Inc. 5.375% 2026[1]	1,575	1,502
	NCR Corp. 5.00% 2028[1]	315	268
	NCR Corp. 5.125% 2029[1]	3,409	2,890
	NCR Corp. 5.25% 2030[1]	116	100
	Rocket Software, Inc. 6.50% 2029[1]	785	569
	Sabre GLBL, Inc. 7.375% 2025[1]	48	45
	Sabre Holdings Corp. 9.25% 2025[1]	338	326
	Square, Inc. 2.75% 2026[1]	2,125	1,891
	Square, Inc. 3.50% 2031[1]	1,675	1,338
	Synaptics, Inc. 4.00% 2029[1]	375	305
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]	468	441
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[2,3]	2,545	2,364
	Unisys Corp. 6.875% 2027[1]	1,795	1,570
	VeriSign, Inc. 5.25% 2025	132	133
	Veritas Holdings, Ltd. 7.50% 2025[1]	1,481	1,114
	Viavi Solutions, Inc. 3.75% 2029[1]	230	193
	Xerox Corp. 5.00% 2025[1]	570	531
	Xerox Corp. 5.50% 2028[1]	435	364
			41,481

Consumer staples	Albertsons Companies, Inc. 4.625% 2027[1]	1,060	949
3.89%	Albertsons Companies, Inc. 5.875% 2028[1]	190	178
	Albertsons Companies, Inc. 3.50% 2029[1]	2,628	2,135
	Albertsons Companies, Inc. 4.875% 2030[1]	335	288
	B&G Foods, Inc. 5.25% 2025	612	565
	B&G Foods, Inc. 5.25% 2027	1,428	1,237
	Central Garden & Pet Co. 4.125% 2030	1,060	871
	Central Garden & Pet Co. 4.125% 2031[1]	1,005	808
	Coty, Inc. 5.00% 2026[1]	700	643
	Coty, Inc. 6.50% 2026[1]	320	296
	Coty, Inc. 4.75% 2029[1]	875	753
	Darling Ingredients, Inc. 5.25% 2027[1]	689	668
	Darling Ingredients, Inc. 6.00% 2030[1]	950	948
	Edgewell Personal Care Co. 5.50% 2028[1]	275	251
	Energizer Holdings, Inc. 4.375% 2029[1]	545	419
	Ingles Markets, Inc. 4.00% 2031[1]	345	299
	Kraft Heinz Company 3.875% 2027	375	363
	Kraft Heinz Company 4.375% 2046	646	539
	Kraft Heinz Company 5.50% 2050	440	423
	Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	1,816	1,555
	Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	2,890	2,171
	Lamb Weston Holdings, Inc. 4.875% 2028[1]	260	245
	Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,500	2,171
	Lamb Weston Holdings, Inc. 4.375% 2032[1]	810	706
	Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[2,3]	788	732
	Performance Food Group, Inc. 5.50% 2027[1]	570	529
	Performance Food Group, Inc. 4.25% 2029[1]	483	404
	Pilgrim’s Pride Corp. 5.875% 2027[1]	720	691
	Post Holdings, Inc. 5.625% 2028[1]	1,449	1,379
	Post Holdings, Inc. 5.50% 2029[1]	811	727
	Post Holdings, Inc. 4.625% 2030[1]	3,355	2,837
	Post Holdings, Inc. 4.50% 2031[1]	1,350	1,108
	Prestige Brands International, Inc. 5.125% 2028[1]	103	96

American Funds Insurance Series 215

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	Prestige Brands International, Inc. 3.75% 2031[1]	USD1,275	$1,059
(continued)	Simmons Foods, Inc. 4.625% 2029[1]	993	841
	TreeHouse Foods, Inc. 4.00% 2028	1,415	1,155
	United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,591
	US Foods, Inc. 4.625% 2030[1]	460	388
			33,018

Utilities	AmeriGas Partners LP 5.875% 2026	275	257
3.26%	AmeriGas Partners LP 5.75% 2027	392	359
	Calpine Corp. 4.50% 2028[1]	150	136
	Calpine Corp. 5.125% 2028[1]	518	457
	Calpine Corp. 3.75% 2031[1]	500	408
	DPL, Inc. 4.125% 2025	765	708
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,119
	FirstEnergy Corp. 2.25% 2030	980	778
	FirstEnergy Corp. 2.65% 2030	624	516
	FirstEnergy Corp. 7.375% 2031	337	379
	FirstEnergy Corp. 3.40% 2050	470	320
	FirstEnergy Corp., Series C, 5.35% 2047[6]	475	402
	FirstEnergy Transmission, LLC 2.866% 2028[1]	325	275
	FirstEnergy Transmission, LLC 4.55% 2049[1]	100	81
	NextEra Energy Partners LP 4.25% 2024[1]	122	117
	NGL Energy Partners LP 7.50% 2026	650	487
	NRG Energy, Inc. 3.625% 2031[1]	1,130	888
	Pacific Gas and Electric Co. 4.55% 2030	623	554
	Pacific Gas and Electric Co. 3.95% 2047	500	347
	Pacific Gas and Electric Co. 3.50% 2050	400	268
	PG&E Corp. 5.00% 2028	3,205	2,713
	PG&E Corp. 5.25% 2030	3,040	2,507
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 4.688% 2025[2,3]	250	236
	Talen Energy Corp. 10.50% 2026[1]	2,987	1,941
	Talen Energy Corp. 7.25% 2027[1,4]	4,699	4,634
	Talen Energy Corp. 6.625% 2028[1]	130	126
	Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[2,3]	3,085	3,058
	Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[2,3,4]	500	480
	Talen Energy Supply, LLC 7.625% 2028[1,4]	489	480
	Targa Resources Partners LP 4.00% 2032	550	472
	Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	1,190	1,044
	Vistra Operations Co., LLC 3.55% 2024[1]	231	223
	Vistra Operations Co., LLC 5.625% 2027[1]	970	914
			27,684

Real estate	Brookfield Property REIT, Inc. 5.75% 2026[1]	2,284	2,091
2.98%	Diversified Healthcare Trust 4.375% 2031	560	382
	Forestar Group, Inc. 3.85% 2026[1]	465	383
	Forestar Group, Inc. 5.00% 2028[1]	92	75
	Howard Hughes Corp. 5.375% 2028[1]	1,447	1,215
	Howard Hughes Corp. 4.125% 2029[1]	2,043	1,579
	Howard Hughes Corp. 4.375% 2031[1]	2,218	1,645
	Iron Mountain, Inc. 4.875% 2027[1]	1,616	1,465
	Iron Mountain, Inc. 5.00% 2028[1]	367	326
	Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,092
	Iron Mountain, Inc. 5.25% 2030[1]	2,680	2,335
	Iron Mountain, Inc. 4.50% 2031[1]	950	779
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,505	2,033
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,315	1,815

216 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate	Kennedy-Wilson Holdings, Inc. 5.00% 2031	USD2,265	$1,759
(continued)	Ladder Capital Corp. 5.25% 2025[1]	740	671
	Ladder Capital Corp. 4.75% 2029[1]	100	77
	Medical Properties Trust, Inc. 5.00% 2027	638	585
	Medical Properties Trust, Inc. 3.50% 2031	239	189
	Park Intermediate Holdings, LLC 4.875% 2029[1]	820	705
	Realogy Corp. 5.75% 2029[1]	2,028	1,541
	Realogy Corp. 5.25% 2030[1]	922	685
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	535	455
	RLJ Lodging Trust, LP 4.00% 2029[1]	800	659
	WeWork Companies, LLC 5.00% 2025[1]	1,170	757

			25,298

	Total corporate bonds, notes & loans		767,210

Mortgage-backed obligations 0.07%
Collateralized	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,7,8]	712	631

mortgage-backed
obligations
0.07%

Asset-backed obligations 0.02%
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,9]	248	129

	Total bonds, notes & other debt instruments (cost: $894,827,000)		767,970

Convertible bonds & notes 0.06%
Communication	DISH DBS Corp., convertible notes, 3.375% 2026	635	430

services
0.05%

Energy	Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,7,8]	79	79

0.01%	Total convertible bonds & notes (cost: $719,000)		509

Convertible stocks 0.09%		Shares
Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	473

0.05%

Utilities	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	320

0.04%	Total convertible stocks (cost: $677,000)		793

Common stocks 4.61%
Health care	Rotech Healthcare, Inc.[7,8,10,11]	201,793	20,582

2.42%

Energy	Chesapeake Energy Corp.	51,857	4,206
1.43%	Oasis Petroleum, Inc.	21,768	2,648
	Ascent Resources - Utica, LLC, Class A7,8,10,11	6,297,894	1,700
	Denbury, Inc.[10]	22,380	1,343
	Weatherford International[10]	40,159	850
	California Resources Corp.	17,202	662

American Funds Insurance Series 217

American High-Income Trust (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Diamond Offshore Drilling, Inc.[10]	82,188	$484
(continued)	Diamond Offshore Drilling, Inc.[1,10]	28,784	170
	McDermott International, Ltd.[7,8,10]	107,875	62
	Mesquite Energy, Inc.[7,8,10]	3,558	21
	Bighorn Permian Resources, LLC[7,8,10]	2,894	15
	Constellation Oil Services Holding SA, Class B-1[7,8,10]	3,449,949	–	[12]

			12,161

Consumer	NMG Parent, LLC[10]	9,965	1,794
discretionary	MYT Holding Co., Class B7,8,10	608,846	1,065

0.34%			2,859

Financials	Jonah Energy Parent, LLC[7,8]	38,716	2,485
0.32%	Navient Corp.	20,000	280

			2,765

Information	MoneyGram International, Inc.[10]	41,400	414

technology
0.05%

Communication	Intelsat SA7,8,10	8,164	220
services	iHeartMedia, Inc., Class A10	22,639	179

0.05%			399

	Total common stocks (cost: $15,065,000)		39,180

Preferred securities 0.31%
Consumer	MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[10]	2,095,904	2,295

discretionary
0.27%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,8,10]	1,022	326

0.04%	Total preferred securities (cost: $2,933,000)		2,621

Rights & warrants 0.19%
Consumer	NMG Parent, LLC, warrants, expire 2027[7,10]	27,111	1,293

discretionary
0.15%

Energy	Chesapeake Energy Corp., Class B, warrants, expire 2026[10]	2,867	162
0.04%	Chesapeake Energy Corp., Class A, warrants, expire 2026[10]	1,440	96
	Chesapeake Energy Corp., Class C, warrants, expire 2026[10]	1,102	58

			316

Communication	Intelsat Jackson Holdings SA (CVR), Series A7,8,10	855	4
services	Intelsat Jackson Holdings SA (CVR), Series B7,8,10	855	3

0.00%			7

	Total rights & warrants (cost: $699,000)		1,616

218 American Funds Insurance Series

American High-Income Trust (continued)

Short-term securities 2.60%	Shares	Value (000)
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13,14]	220,640	$22,060

Total short-term securities (cost: $22,062,000)		22,060

Total investment securities 98.22% (cost: $936,982,000)		834,749
Other assets less liabilities 1.78%		15,127

Net assets 100.00%		$849,876

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	21	September 2022	USD(2,357)	$18
10 Year U.S. Treasury Note Futures	Short	17	September 2022	(2,015)	27
30 Year Ultra U.S. Treasury Bond Futures	Short	6	September 2022	(926)	28
					$73

Swap contracts

Credit default swaps

  Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD14,167	$427	$6	$421

Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)		Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13]	$17,238	$130,229	$125,397		$(4)		$(6)	$22,060	$68

Private placement securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$20,582	2.42%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,700	.20
Total		$4,633	$22,282	2.62%

American Funds Insurance Series 219

American High-Income Trust (continued)

1 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $566,024,000, which represented 66.60% of the net assets of the fund.

2 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,280,000, which represented 2.97% of the net assets of the fund.

3 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4 Scheduled interest and/or principal payment was not received.

5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

6 Step bond; coupon rate may change at a later date.

7 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,316,000, which represented 3.80% of the net assets of the fund.

8 Value determined using significant unobservable inputs.

9 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

10 Security did not produce income during the last 12 months.

11 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.

12 Amount less than one thousand.

13 Rate represents the seven-day yield at 6/30/2022.

14 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

220 American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 94.57%		Principal amount (000)		Value (000)
Mortgage-backed obligations 74.15%
Federal agency	Fannie Mae Pool #695412 5.00% 2033[1]	USD–	[2]	$–	[2]
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
obligations	Fannie Mae Pool #256583 5.00% 2036[1]	33		33
70.07%	Fannie Mae Pool #AC0794 5.00% 2039[1]	5		5
	Fannie Mae Pool #931768 5.00% 2039[1]	1		2
	Fannie Mae Pool #932606 5.00% 2040[1]	3		3
	Fannie Mae Pool #MA4501 2.00% 2041[1]	386		345
	Fannie Mae Pool #MA4387 2.00% 2041[1]	20		18
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		7
	Fannie Mae Pool #AE1248 5.00% 2041[1]	9		9
	Fannie Mae Pool #AE1274 5.00% 2041[1]	7		7
	Fannie Mae Pool #AE1277 5.00% 2041[1]	5		5
	Fannie Mae Pool #AE1283 5.00% 2041[1]	2		3
	Fannie Mae Pool #MA4540 2.00% 2042[1]	552		493
	Fannie Mae Pool #MA4570 2.00% 2042[1]	125		111
	Fannie Mae Pool #AE1290 5.00% 2042[1]	5		6
	Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
	Fannie Mae Pool #AT3954 3.50% 2043[1]	2		2
	Fannie Mae Pool #AY1829 3.50% 2044[1]	2		2
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	42		42
	Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
	Fannie Mae Pool #BK6840 4.00% 2048[1]	28		28
	Fannie Mae Pool #BK5232 4.00% 2048[1]	21		21
	Fannie Mae Pool #BK9743 4.00% 2048[1]	8		8
	Fannie Mae Pool #BK9761 4.50% 2048[1]	5		5
	Fannie Mae Pool #CA5496 3.00% 2050[1,3]	1,287		1,212
	Fannie Mae Pool #FM9492 2.50% 2051[1]	484		438
	Fannie Mae Pool #FM9804 2.50% 2051[1]	262		238
	Fannie Mae Pool #FM9694 2.50% 2051[1]	241		219
	Fannie Mae Pool #FM7687 3.00% 2051[1]	295		277
	Fannie Mae Pool #CB0041 3.00% 2051[1]	220		208
	Fannie Mae Pool #FM9976 3.00% 2051[1]	105		99
	Fannie Mae Pool #CB2544 3.00% 2052[1]	294		275
	Fannie Mae Pool #BF0379 3.50% 2059[1]	156		152
	Fannie Mae Pool #BF0497 3.00% 2060[1]	56		53
	Fannie Mae Pool #BF0481 3.50% 2060[1]	188		183
	Freddie Mac Pool #A18781 5.00% 2034[1,3]	655		689
	Freddie Mac Pool #RB5138 2.00% 2041[1]	106		95
	Freddie Mac Pool #RB5148 2.00% 2042[1]	617		547
	Freddie Mac Pool #RB5145 2.00% 2042[1]	98		87
	Freddie Mac Pool #Q15874 4.00% 2043[1]	1		1
	Freddie Mac Pool #760014 2.797% 2045[1,4]	383		381
	Freddie Mac Pool #760012 3.113% 2045[1,4]	40		40
	Freddie Mac Pool #760013 3.202% 2045[1,4]	25		25
	Freddie Mac Pool #760015 2.557% 2047[1,4]	70		69
	Freddie Mac Pool #Q52069 3.50% 2047[1]	32		31
	Freddie Mac Pool #Q47615 3.50% 2047[1]	19		18
	Freddie Mac Pool #Q56599 4.00% 2048[1]	32		32
	Freddie Mac Pool #Q55971 4.00% 2048[1]	22		22
	Freddie Mac Pool #Q56175 4.00% 2048[1]	19		19
	Freddie Mac Pool #Q55970 4.00% 2048[1]	11		11
	Freddie Mac Pool #Q58411 4.50% 2048[1]	58		60
	Freddie Mac Pool #Q58436 4.50% 2048[1]	31		32
	Freddie Mac Pool #Q58378 4.50% 2048[1]	21		21
	Freddie Mac Pool #RA1339 3.00% 2049[1,3]	1,580		1,482
	Freddie Mac Pool #QA2748 3.50% 2049[1]	21		21
	Freddie Mac Pool #SD7550 3.00% 2052[1]	425		401
	Freddie Mac Pool #SD0873 3.50% 2052[1,3]	1,280		1,249
	Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]	131		120
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]	275		246
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]	100		90

American Funds Insurance Series	221

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
mortgage-backed	3.00% 2056[1]	USD224	$219
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
(continued)	3.00% 2056[1,4]	166	162
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 2056[1,4]	143	139
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 2056[1]	105	101
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 2057[1]	117	111
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 2057[1,4]	102	99
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 2057[1]	160	158
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 2058[1]	32	31
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 2058[1]	19	19
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 2028[1]	331	328
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 2028[1]	15	15
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 2032[1]	494	488
	Government National Mortgage Assn. 2.00% 2052[1,5]	175	155
	Government National Mortgage Assn. 2.50% 2052[1,5]	407	373
	Government National Mortgage Assn. 3.00% 2052[1,5]	3,033	2,860
	Government National Mortgage Assn. 3.50% 2052[1,5]	378	366
	Government National Mortgage Assn. 4.00% 2052[1,5]	183	182
	Government National Mortgage Assn. 4.00% 2052[1,5]	156	156
	Government National Mortgage Assn. 4.50% 2052[1,5]	3,527	3,566
	Government National Mortgage Assn. 5.00% 2052[1,5]	8,570	8,751
	Government National Mortgage Assn. 5.00% 2052[1,5]	425	436
	Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	713	728
	Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	551	550
	Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	535	534
	Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	56	54
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	92	101
	Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	84	82
	Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	12	12
	Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	172	178
	Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	84	87
	Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	201	190
	Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	135	131
	Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	92	91
	Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	60	59
	Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,123	1,135
	Government National Mortgage Assn. Pool #AO0409 4.62% 2065[1]	150	150
	Government National Mortgage Assn. Pool #AO0461 4.632% 2065[1]	76	77
	Government National Mortgage Assn. Pool #AN1825 4.633% 2065[1]	254	255
	Government National Mortgage Assn. Pool #AO0385 4.494% 2066[1]	571	574
	Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	1	1
	Uniform Mortgage-Backed Security 2.00% 2052[1,5]	2,322	2,013
	Uniform Mortgage-Backed Security 2.50% 2052[1,5]	2,106	1,892
	Uniform Mortgage-Backed Security 3.50% 2052[1,5]	4,633	4,451
	Uniform Mortgage-Backed Security 4.00% 2052[1,5]	12,411	12,201
	Uniform Mortgage-Backed Security 4.50% 2052[1,5]	5,220	5,230

222 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Uniform Mortgage-Backed Security 4.50% 2052[1,5]	USD245	$245
mortgage-backed	Uniform Mortgage-Backed Security 5.00% 2052[1,5]	4,635	4,719
obligations	Uniform Mortgage-Backed Security 5.00% 2052[1,5]	440	447

(continued)			65,205

Collateralized	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	101	100
mortgage-backed	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]	106	104
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	357	351
originated)	CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,4,6]	196	190
2.37%	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,4,6]	91	83
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	171	161
	GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]	107	98
	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,4,6]	217	189
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 2.424% 2053[1,4,6]	27	27
	Mello Warehouse Securitization Trust, Series 2021-2, Class A,
	(1-month USD-LIBOR + 0.75%) 2.374% 2055[1,4,6]	210	207
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 2.474% 2055[1,4,6]	175	170
	Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[1,4,6]	60	60
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2,
	2.50% 2052[1,4,6]	141	121
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]	128	123
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,4,6]	100	99
	Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,4,6]	45	45
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	61	61
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.224% 2057[1,4,6]	13	13

			2,202

Commercial	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,4,6]	100	98
securities	BX Trust, Series 2022-CSMO, Class A,
1.71%	(1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,4,6]	100	99
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 2.024% 2036[1,4,6]	100	97
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 2.223% 2036[1,4,6]	606	571
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 2.374% 2038[1,4,6]	475	458
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 2.125% 2026[1,4,6]	273	266

			1,589

	Total mortgage-backed obligations		68,996

U.S. Treasury bonds & notes 15.26%
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	693	705
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	643	654
securities	U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	345	351
9.74%	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	638	645
	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	104	105
	U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	244	248
	U.S. Treasury Inflation-Protected Security 0.625% 2024[3,7]	4,262	4,332
	U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	123	123
	U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	63	63

American Funds Insurance Series 223

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	USD1,166	$1,106
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	414	376
securities	U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	373	357

(continued)			9,065

U.S. Treasury	U.S. Treasury 0.875% 2024	70	68
5.52%	U.S. Treasury 1.125% 2028	1,102	991
	U.S. Treasury 1.25% 2028	415	373
	U.S. Treasury 1.50% 2028	150	136
	U.S. Treasury 1.25% 2031	443	381
	U.S. Treasury 1.875% 2032	10	9
	U.S. Treasury 2.875% 2032	550	544
	U.S. Treasury 1.875% 2041[3]	775	606
	U.S. Treasury 2.375% 2042	750	633
	U.S. Treasury 3.25% 2042	250	243
	U.S. Treasury 1.625% 2050	620	434
	U.S. Treasury 1.875% 2051	965	721

			5,139

	Total U.S. Treasury bonds & notes		14,204

Asset-backed obligations 4.34%
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 2.478% 2030[1,4,6]	250	246
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	65	61
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	70	66
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	290	263
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	426	377
	CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,6]	93	92
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	16	16
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,6]	100	98
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	86	81
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	129	118
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	235	216
	Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]	215	189
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	216	200
	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]	784	728
	Nelnet Student Loan Trust, Series 2021-C, Class AFL,
	(1-month USD-LIBOR + 0.74%) 2.335% 2062[1,4,6]	593	579
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	530	463
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
	(3-month USD-LIBOR + 1.08%) 2.124% 2030[1,4,6]	250	247

			4,040

Bonds & notes of governments & government agencies outside the U.S. 0.55%
	CPPIB Capital, Inc. 0.875% 2026[6]	320	290
	Ontario Teachers’ Finance Trust 0.875% 2026[6]	250	225

			515

Federal agency bonds & notes 0.27%
	Fannie Mae 0.875% 2030	300	248

	Total bonds, notes & other debt instruments (cost: $90,234,000)		88,003

224 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities 54.13%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 23.46%
Fannie Mae 8/31/2022	1.200%	USD4,000	$3,990
Federal Farm Credit Banks 8/18/2022	1.140	945	943
Federal Home Loan Bank 7/6/2022	1.360	4,000	3,999
Federal Home Loan Bank 7/13/2022	0.930	11,000	10,996
Federal Home Loan Bank 8/12/2022	1.650	900	899
Tennessee Valley Authority 7/6/2022	1.370	1,000	1,000

			21,827

Commercial paper 21.77%
Apple, Inc. 8/1/2022[6]	1.000	1,500	1,498
Atlantic Asset Securitization, LLC 7/1/2022[6]	1.560	500	500
BofA Securities, Inc. 8/29/2022[6]	2.000	800	797
BofA Securities, Inc. 9/6/2022[6]	1.543	1,200	1,195
Chariot Funding, LLC 8/10/2022[6]	1.650	1,000	998
CHARTA, LLC 9/8/2022[6]	1.600	2,000	1,992
Coca-Cola Co. 8/9/2022[6]	1.000	1,600	1,597
Eli Lilly and Co. 7/1/2022[6]	0.900	2,000	2,000
Henkel of America, Inc. 7/19/2022[6]	0.850	2,000	1,998
Honeywell International, Inc. 10/17/2022[6]	2.050	2,000	1,987
Linde, Inc. 7/6/2022	1.590	2,000	2,000
Paccar Financial Corp. 7/1/2022	0.950	200	200
Procter & Gamble Co. 7/11/2022[6]	0.780	2,000	1,999
Wal-Mart Stores, Inc. 7/25/2022[6]	1.543	1,000	999
Wal-Mart Stores, Inc. 8/8/2022[6]	1.650	500	499

			20,259

U.S. Treasury bills 8.90%
U.S. Treasury 8/16/2022	1.350	550	549
U.S. Treasury 8/18/2022	1.010	5,750	5,739
U.S. Treasury 8/23/2022	1.430	2,000	1,996

			8,284

Total short-term securities (cost: $50,383,000)			50,370

Total investment securities 148.70% (cost: $140,617,000)			138,373
Other assets less liabilities (48.70)%			(45,320)

Net assets 100.00%			$93,053

American Funds Insurance Series 225

American Funds Mortgage Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	42	September 2022	USD17,105	$6
3 Month SOFR Futures	Short	12	June 2023	(2,899)	3
2 Year U.S. Treasury Note Futures	Short	28	September 2022	(5,880)	(12)
5 Year U.S. Treasury Note Futures	Long	77	September 2022	8,643	(27)
10 Year Ultra U.S. Treasury Note Futures	Long	60	September 2022	7,643	(73)
10 Year U.S. Treasury Note Futures	Long	12	September 2022	1,422	(17)
20 Year U.S. Treasury Bond Futures	Long	12	September 2022	1,664	31
30 Year Ultra U.S. Treasury Bond Futures	Long	1	September 2022	154	(5)

					$(94)

Swap contracts

Interest rate swaps

    Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD1,800	$675	$5	$670

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 Amount less than one thousand.

3 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $673,000, which represented .72% of the net assets of the fund.

4 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

5 Purchased on a TBA basis.

6 Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,405,000, which represented 28.38% of the net assets of the fund.

7 Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

226 American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2022	unaudited

Short-term securities 98.17%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 69.40%
ANZ New Zealand (International), Ltd. 8/15/2022[1]	1.400%	USD3,700	$3,691
Bank of Montreal 7/19/2022[1]	1.600	10,500	10,491
BofA Securities, Inc. 8/22/2022[1]	1.850	10,000	9,971
British Columbia (Province of) 7/20/2022	1.050	4,800	4,796
British Columbia (Province of) 8/22/2022	1.346	1,900	1,895
British Columbia (Province of) 8/25/2022	1.340	4,000	3,989
Caisse d’Amortissement de la Dette Sociale 7/13/2022	1.130	2,445	2,444
Caisse d’Amortissement de la Dette Sociale 8/30/2022	1.938	7,000	6,976
Chariot Funding, LLC 7/26/2022[1]	1.148	7,500	7,491
CRC Funding, LLC 9/12/2022[1]	1.570	10,300	10,255
DBS Bank, Ltd. 9/1/2022[1]	1.570	5,000	4,982
DBS Bank, Ltd. 9/22/2022[1]	2.220	4,000	3,979
DNB Bank ASA 7/8/2022[1]	1.165	4,000	3,999
EssilorLuxottica 9/22/2022[1]	2.200	4,100	4,081
Gotham Funding Corp. 7/15/2022[1]	1.080	8,300	8,294
Gotham Funding Corp. 8/30/2022[1]	1.520	3,000	2,990
Hydro-Québec 7/25/2022[1]	1.550	10,500	10,489
ING (U.S.) Funding, LLC 7/26/2022	1.120	7,000	6,992
KfW 8/23/2022[1]	1.950	9,200	9,174
Komatsu Finance America, Inc. 7/21/2022[1]	1.600	3,600	3,597
Liberty Street Funding, LLC 7/28/2022[1]	1.200	3,000	2,996
Liberty Street Funding, LLC 9/22/2022[1]	2.200	5,000	4,974
LMA-Americas, LLC 7/19/2022[1]	1.180	3,700	3,697
Longship Funding, LLC 7/6/2022[1]	1.180	6,000	5,998
Longship Funding, LLC 7/13/2022[1]	1.310	5,000	4,997
LVMH Moët Hennessy Louis Vuitton, Inc. 8/25/2022[1]	1.900	2,100	2,094
LVMH Moët Hennessy Louis Vuitton, Inc. 9/20/2022[1]	2.000	5,600	5,574
Mizuho Bank, Ltd. 7/18/2022[1]	0.995	10,000	9,992
Nederlandse Waterschapsbank NV 7/28/2022[1]	1.208	10,000	9,986
Nestlé Finance International, Ltd. 7/11/2022[1]	1.200	7,000	6,997
Nestlé Finance International, Ltd. 8/31/2022[1]	1.383	4,100	4,089
Novartis Finance Corp. 7/22/2022[1]	1.590	8,000	7,992
Oesterreich Kontrollbank 7/18/2022	1.600	5,800	5,795
Oesterreich Kontrollbank 8/29/2022	1.909	5,000	4,984
Old Line Funding, LLC 7/6/2022[1]	0.870	10,000	9,997
Siemens Capital Co., LLC 7/1/2022[1]	1.560	5,000	5,000
Siemens Capital Co., LLC 7/11/2022[1]	0.810	4,900	4,898
Sumitomo Mitsui Banking Corp. 7/27/2022[1]	1.600	5,000	4,994
Sumitomo Mitsui Trust Bank, Ltd. 8/5/2022[1]	1.750	8,000	7,986
Sumitomo Mitsui Trust Bank, Ltd. 8/26/2022[1]	1.475	2,800	2,791
Swedish Export Credit Corp. 8/8/2022	1.250	10,000	9,982
TotalEnergies Capital Canada, Ltd. 7/1/2022[1]	1.640	11,000	11,000
Toyota Industries Commercial Finance, Inc. 7/26/2022[1]	1.120	7,900	7,891
Toyota Industries Commercial Finance, Inc. 9/6/2022[1]	1.500	3,000	2,989
Toyota Motor Credit Corp. 7/18/2022	1.240	5,000	4,996
United Overseas Bank, Ltd. 7/12/2022[1]	1.120	10,000	9,995
Wal-Mart Stores, Inc. 8/1/2022[1]	1.630	11,000	10,984

			294,244

Federal agency bills & notes 17.61%
Federal Home Loan Bank 7/13/2022	0.861	21,600	21,592
Federal Home Loan Bank 7/15/2022	0.930	3,300	3,299
Federal Home Loan Bank 7/27/2022	0.990	8,000	7,993
Federal Home Loan Bank 7/29/2022	1.030	5,000	4,996
Federal Home Loan Bank 8/3/2022	1.050	5,000	4,995
Federal Home Loan Bank 8/17/2022	1.660	15,000	14,974
Federal Home Loan Bank 8/24/2022	1.630	1,900	1,896

American Funds Insurance Series 227

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 9/2/2022	1.190%	USD5,000	$4,987
Federal Home Loan Bank 9/28/2022	1.870	5,000	4,979
Federal Home Loan Bank 10/13/2022	1.907	5,000	4,974

			74,685

U.S. Treasury bills 11.16%
U.S. Treasury 7/19/2022	0.678	10,000	9,995
U.S. Treasury 7/21/2022	0.800	10,000	9,994
U.S. Treasury 8/2/2022	1.013	3,200	3,197
U.S. Treasury 8/9/2022	0.942	10,000	9,987
U.S. Treasury 9/8/2022	1.375	4,200	4,188
U.S. Treasury 10/18/2022	1.936	10,000	9,940

			47,301

	Total short-term securities (cost: $416,305,000)		416,230

	Total investment securities 98.17% (cost: $416,305,000)		416,230
Other assets less liabilities 1.83%			7,777

Net assets 100.00%			$424,007

1 Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,395,000, which represented 56.93% of the net assets of the fund.

Refer to the notes to financial statements.

228 American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 91.14%		Principal amount (000)		Value (000)
Mortgage-backed obligations 46.39%
Federal agency	Fannie Mae Pool #695412 5.00% 2033[1]	USD1		$1
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 2035[1]	6		7
obligations	Fannie Mae Pool #MA2746 4.00% 2036[1]	1,483		1,509
46.39%	Fannie Mae Pool #MA2588 4.00% 2036[1]	740		753
	Fannie Mae Pool #256860 6.50% 2037[1]	12		13
	Fannie Mae Pool #888698 7.00% 2037[1]	17		18
	Fannie Mae Pool #256828 7.00% 2037[1]	3		3
	Fannie Mae Pool #970343 6.00% 2038[1]	14		15
	Fannie Mae Pool #AC0794 5.00% 2039[1]	20		21
	Fannie Mae Pool #931768 5.00% 2039[1]	6		6
	Fannie Mae Pool #932606 5.00% 2040[1]	11		12
	Fannie Mae Pool #MA4501 2.00% 2041[1]	3,084		2,758
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	27		27
	Fannie Mae Pool #AI1862 5.00% 2041[1]	404		424
	Fannie Mae Pool #AI3510 5.00% 2041[1]	232		242
	Fannie Mae Pool #AJ0704 5.00% 2041[1]	187		196
	Fannie Mae Pool #AJ5391 5.00% 2041[1]	137		144
	Fannie Mae Pool #AE1248 5.00% 2041[1]	36		38
	Fannie Mae Pool #AE1277 5.00% 2041[1]	18		19
	Fannie Mae Pool #AE1283 5.00% 2041[1]	10		10
	Fannie Mae Pool #MA4540 2.00% 2042[1]	1,422		1,271
	Fannie Mae Pool #MA4570 2.00% 2042[1]	916		814
	Fannie Mae Pool #AE1290 5.00% 2042[1]	22		23
	Fannie Mae Pool #AT7161 3.50% 2043[1]	46		45
	Fannie Mae Pool #AT3954 3.50% 2043[1]	8		8
	Fannie Mae Pool #AT0300 3.50% 2043[1]	7		7
	Fannie Mae Pool #AY1829 3.50% 2044[1]	8		8
	Fannie Mae Pool #BE5017 3.50% 2045[1]	64		63
	Fannie Mae Pool #BE8740 3.50% 2047[1]	62		61
	Fannie Mae Pool #BE8742 3.50% 2047[1]	17		17
	Fannie Mae Pool #BH2846 3.50% 2047[1]	8		8
	Fannie Mae Pool #BH2848 3.50% 2047[1]	7		7
	Fannie Mae Pool #BH2847 3.50% 2047[1]	5		5
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	169		169
	Fannie Mae Pool #BH3122 4.00% 2047[1]	5		5
	Fannie Mae Pool #BM3788 3.50% 2048[1]	3,442		3,367
	Fannie Mae Pool #BJ4901 3.50% 2048[1]	45		44
	Fannie Mae Pool #BK6840 4.00% 2048[1]	111		111
	Fannie Mae Pool #BK5232 4.00% 2048[1]	85		85
	Fannie Mae Pool #BK9743 4.00% 2048[1]	32		32
	Fannie Mae Pool #BK9761 4.50% 2048[1]	20		21
	Fannie Mae Pool #CA4151 3.50% 2049[1]	620		607
	Fannie Mae Pool #FM1062 3.50% 2049[1]	467		456
	Fannie Mae Pool #FM1443 3.50% 2049[1]	345		336
	Fannie Mae Pool #BJ8411 3.50% 2049[1]	122		119
	Fannie Mae Pool #FM2179 3.00% 2050[1]	3,996		3,754
	Fannie Mae Pool #FM7687 3.00% 2051[1]	6,092		5,730
	Fannie Mae Pool #FM9976 3.00% 2051[1]	889		841
	Fannie Mae Pool #CB2544 3.00% 2052[1]	2,473		2,317
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,2]	–	[3]	–	[3]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,2]	–	[3]	–	[3]
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[1,2]	284		283
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]	509		509
	Freddie Mac Pool #1H1354 2.362% 2036[1,2]	55		57
	Freddie Mac Pool #C03518 5.00% 2040[1]	298		315
	Freddie Mac Pool #RB5138 2.00% 2041[1]	828		740
	Freddie Mac Pool #G06459 5.00% 2041[1]	735		775
	Freddie Mac Pool #RB5148 2.00% 2042[1]	1,884		1,671
	Freddie Mac Pool #RB5145 2.00% 2042[1]	800		715
	Freddie Mac Pool #Q19133 3.50% 2043[1]	34		33
	Freddie Mac Pool #Q17696 3.50% 2043[1]	32		31

American Funds Insurance Series 229

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #Q23190 4.00% 2043[1]	USD159	$161
mortgage-backed	Freddie Mac Pool #Q15874 4.00% 2043[1]	3	3
obligations	Freddie Mac Pool #Q28558 3.50% 2044[1]	217	214
(continued)	Freddie Mac Pool #760014 2.797% 2045[1,2]	306	305
	Freddie Mac Pool #Q52069 3.50% 2047[1]	87	86
	Freddie Mac Pool #Q47615 3.50% 2047[1]	50	49
	Freddie Mac Pool #Q54701 3.50% 2048[1]	58	57
	Freddie Mac Pool #Q54709 3.50% 2048[1]	58	56
	Freddie Mac Pool #Q54700 3.50% 2048[1]	47	46
	Freddie Mac Pool #Q54781 3.50% 2048[1]	39	38
	Freddie Mac Pool #Q54782 3.50% 2048[1]	38	38
	Freddie Mac Pool #Q56590 3.50% 2048[1]	32	31
	Freddie Mac Pool #Q54699 3.50% 2048[1]	25	25
	Freddie Mac Pool #Q54831 3.50% 2048[1]	18	17
	Freddie Mac Pool #Q56589 3.50% 2048[1]	18	17
	Freddie Mac Pool #Q54698 3.50% 2048[1]	16	15
	Freddie Mac Pool #G67711 4.00% 2048[1]	1,522	1,529
	Freddie Mac Pool #Q56599 4.00% 2048[1]	126	127
	Freddie Mac Pool #Q55971 4.00% 2048[1]	87	87
	Freddie Mac Pool #Q56175 4.00% 2048[1]	75	75
	Freddie Mac Pool #Q58411 4.50% 2048[1]	233	238
	Freddie Mac Pool #Q58436 4.50% 2048[1]	123	126
	Freddie Mac Pool #Q58378 4.50% 2048[1]	83	85
	Freddie Mac Pool #ZT0522 4.50% 2048[1]	23	23
	Freddie Mac Pool #RA1463 3.50% 2049[1]	426	417
	Freddie Mac Pool #RA1580 3.50% 2049[1]	220	215
	Freddie Mac Pool #QA0284 3.50% 2049[1]	214	208
	Freddie Mac Pool #QA2748 3.50% 2049[1]	57	56
	Freddie Mac Pool #SD0726 2.50% 2051[1]	15,079	13,686
	Freddie Mac Pool #8D0226 2.522% 2052[1,2]	519	488
	Freddie Mac Pool #SD7550 3.00% 2052[1]	3,573	3,370
	Freddie Mac Pool #SD7553 3.00% 2052[1]	932	877
	Freddie Mac Pool #SD0873 3.50% 2052[1]	14,959	14,603
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.275% 2023[1,2]	2	2
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	27	27
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	304	303
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	191	191
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	2,561	2,562
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	1,363	1,356
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	4,858	4,735
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	4,805	4,694
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	4,419	4,315
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	851	809
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	344	331
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	955	904
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	1,398	1,352
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	4,371	4,262
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	554	549
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]	279	277
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,308	2,284

230 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	USD801	$780
mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	763	744
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	640	633
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	418	408
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	1,947	1,897
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	19,892	19,728
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	4,599	4,561
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	5,264	5,060
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	1,514	1,421
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]	435	379
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]	4,909	4,850
	Government National Mortgage Assn. 2.00% 2052[1,4]	1,395	1,239
	Government National Mortgage Assn. 2.50% 2052[1,4]	4,866	4,454
	Government National Mortgage Assn. 3.00% 2052[1,4]	44,265	41,744
	Government National Mortgage Assn. 3.50% 2052[1,4]	19,527	18,952
	Government National Mortgage Assn. 4.00% 2052[1,4]	13,010	12,928
	Government National Mortgage Assn. 4.00% 2052[1,4]	11,110	11,065
	Government National Mortgage Assn. 4.50% 2052[1,4]	69,578	70,356
	Government National Mortgage Assn. 5.00% 2052[1,4]	56,733	57,930
	Government National Mortgage Assn. 5.00% 2052[1,4]	890	912
	Government National Mortgage Assn. Pool #698668 5.50% 2038[1]	29	30
	Government National Mortgage Assn. Pool #700778 5.50% 2038[1]	21	23
	Government National Mortgage Assn. Pool #782365 6.00% 2038[1]	94	103
	Government National Mortgage Assn. Pool #004269 6.50% 2038[1]	176	195
	Government National Mortgage Assn. Pool #698406 5.00% 2039[1]	198	209
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	93	101
	Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	2,875	3,137
	Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	604	623
	Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	920	977
	Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]	20	20
	Uniform Mortgage-Backed Security 2.00% 2037[1,4]	1,115	1,041
	Uniform Mortgage-Backed Security 2.50% 2037[1,4]	2,245	2,144
	Uniform Mortgage-Backed Security 2.00% 2052[1,4]	11,093	9,620
	Uniform Mortgage-Backed Security 3.00% 2052[1,4]	13,270	12,349
	Uniform Mortgage-Backed Security 3.00% 2052[1,4]	412	384
	Uniform Mortgage-Backed Security 3.50% 2052[1,4]	53,357	51,268
	Uniform Mortgage-Backed Security 4.00% 2052[1,4]	121,875	119,806
	Uniform Mortgage-Backed Security 4.00% 2052[1,4]	16,422	16,171
	Uniform Mortgage-Backed Security 4.50% 2052[1,4]	115,583	115,805
	Uniform Mortgage-Backed Security 4.50% 2052[1,4]	19,267	19,268
	Uniform Mortgage-Backed Security 5.00% 2052[1,4]	45,150	45,969
	Uniform Mortgage-Backed Security 5.00% 2052[1,4]	4,105	4,171

			761,452

U.S. Treasury bonds & notes 37.21%
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	4,860	4,879
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	21,316	21,692
securities	U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	5,367	5,464
28.33%	U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	30,184	30,714

American Funds Insurance Series 231

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	USD74,820	$75,584
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	33,377	33,594
securities	U.S. Treasury Inflation-Protected Security 0.50% 2024[5]	22,236	22,556
(continued)	U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	73,278	74,492
	U.S. Treasury Inflation-Protected Security 0.125% 2025[5]	8,169	8,174
	U.S. Treasury Inflation-Protected Security 0.125% 2025[5]	7,572	7,567
	U.S. Treasury Inflation-Protected Security 0.375% 2025[5]	56,073	56,629
	U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	37,054	36,697
	U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	5,578	5,525
	U.S. Treasury Inflation-Protected Security 0.625% 2026[5]	3,278	3,316
	U.S. Treasury Inflation-Protected Security 0.125% 2027[5]	31,880	31,371
	U.S. Treasury Inflation-Protected Security 0.125% 2030[5]	7,074	6,732
	U.S. Treasury Inflation-Protected Security 0.125% 2031[5]	9,448	8,965
	U.S. Treasury Inflation-Protected Security 0.125% 2031[5]	879	834
	U.S. Treasury Inflation-Protected Security 0.125% 2032[5]	9,616	9,100
	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	409	474
	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	9,198	8,364
	U.S. Treasury Inflation-Protected Security 0.625% 2043[5]	4,388	3,860
	U.S. Treasury Inflation-Protected Security 1.00% 2049[5]	2,757	2,637
	U.S. Treasury Inflation-Protected Security 0.25% 2050[5]	327	256
	U.S. Treasury Inflation-Protected Security 0.125% 2051[5]	5,851	4,471
	U.S. Treasury Inflation-Protected Security 0.125% 2052[5]	1,459	1,125

			465,072

U.S. Treasury	U.S. Treasury 2.75% 2025	43,809	43,479
8.88%	U.S. Treasury 1.875% 2032	13,702	12,399
	U.S. Treasury 1.125% 2040	7,000	4,857
	U.S. Treasury 1.75% 2041	2,555	1,936
	U.S. Treasury 2.25% 2041	900	748
	U.S. Treasury 2.50% 2046	5,400	4,564
	U.S. Treasury 2.50% 2046	3,900	3,296
	U.S. Treasury 2.875% 2046	2,700	2,455
	U.S. Treasury 2.25% 2049	1,635	1,336
	U.S. Treasury 2.375% 2049	4,125	3,471
	U.S. Treasury 2.875% 2049	6,300	5,849
	U.S. Treasury 1.25% 2050[6]	29,960	18,978
	U.S. Treasury 1.625% 2050[6]	26,165	18,323
	U.S. Treasury 1.875% 2051	15,220	11,373
	U.S. Treasury 1.875% 2051	3,164	2,364
	U.S. Treasury 2.00% 2051[6]	5,546	4,268
	U.S. Treasury 2.25% 2052[6]	6,946	5,691
	U.S. Treasury 2.875% 2052	350	329

			145,716

	Total U.S. Treasury bonds & notes		610,788

Federal agency bonds & notes 7.54%
	Export-Import Bank of the United States-Guaranteed,
	Ethiopian Leasing 2012, LLC 2.646% 2026	350	344
	Fannie Mae 0.625% 2025[6]	10,000	9,347
	Fannie Mae 0.75% 2027	2,900	2,571
	Fannie Mae 0.875% 2030	8,600	7,123
	Fannie Mae 7.125% 2030	2,000	2,522
	Federal Home Loan Bank 3.25% 2028	6,500	6,524
	Federal Home Loan Bank 5.50% 2036	300	362
	Private Export Funding Corp. 3.55% 2024	3,190	3,219
	Private Export Funding Corp. 1.40% 2028	3,000	2,680
	Tennessee Valley Authority 1.875% 2022	14,017	14,015
	Tennessee Valley Authority 0.75% 2025	3,700	3,459

232 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority 2.875% 2027	USD5,000	$4,947
Tennessee Valley Authority 4.65% 2035	1,780	1,913
Tennessee Valley Authority 5.88% 2036	875	1,057
Tennessee Valley Authority, Series A, 4.625% 2060	250	272
TVA Southaven 3.846% 2033	945	904
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,289
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	14,672
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,110	2,301
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,003
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,499
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,242
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,614
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,595
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	11,323
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	3,771
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,513
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,514
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,417
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	664
U.S. Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp. 3.82% 2032	768	782
U.S. Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp. 3.938% 2032	628	645

		123,778

Total bonds, notes & other debt instruments (cost: $1,551,123,000)		1,496,018

Short-term securities 43.70%	Weighted average yield at acquisition
Commercial paper 20.73%
Amazon.com, Inc. 7/12/2022[7]	0.800%	15,000	14,992
Apple, Inc. 8/1/2022[7]	1.000	15,000	14,979
Apple, Inc. 8/8/2022[7]	1.600	10,000	9,983
Atlantic Asset Securitization, LLC 7/1/2022[7]	1.560	15,200	15,199
BofA Securities, Inc. 8/22/2022[7]	1.900	5,000	4,986
BofA Securities, Inc. 8/29/2022[7]	2.000	5,000	4,983
BofA Securities, Inc. 9/6/2022[7]	1.989	25,600	25,498
BofA Securities, Inc. 9/7/2022[7]	1.512	7,700	7,669
CAFCO, LLC 10/4/2022[7]	2.290	13,000	12,919
Chariot Funding, LLC 8/10/2022[7]	1.650	7,000	6,985
CHARTA, LLC 9/6/2022[7]	1.560	10,000	9,961
CHARTA, LLC 9/8/2022[7]	1.600	8,000	7,968
Coca-Cola Co. 8/9/2022[7]	1.000	21,600	21,561
Eli Lilly and Co. 7/1/2022[7]	0.900	10,000	10,000
Eli Lilly and Co. 9/6/2022[7]	1.850	10,000	9,965
Henkel of America, Inc. 7/11/2022[7]	0.880	15,000	14,993
Henkel of America, Inc. 7/19/2022[7]	0.850	5,000	4,996
Henkel of America, Inc. 8/9/2022[7]	1.110	15,000	14,970
Honeywell International, Inc. 9/26/2022[7]	1.450	11,350	11,295
Johnson & Johnson 10/17/2022[7]	1.480	5,000	4,969
JPMorgan Securities LLC 7/18/2022	1.080	5,000	4,996
JPMorgan Securities LLC 8/2/2022	1.400	7,000	6,989
Linde, Inc. 7/6/2022	1.590	4,750	4,749
Paccar Financial Corp. 7/1/2022	0.950	5,000	5,000
Paccar Financial Corp. 7/15/2022	1.600	9,000	8,994
Paccar Financial Corp. 7/27/2022	1.600	5,000	4,994

American Funds Insurance Series 233

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Paccar Financial Corp. 7/28/2022	1.600%	USD10,000	$9,987
PepsiCo, Inc. 7/25/2022[7]	0.720	20,000	19,978
Procter & Gamble Co. 7/11/2022[7]	0.770	8,000	7,996
Procter & Gamble Co. 7/21/2022[7]	0.900	10,500	10,490
Wal-Mart Stores, Inc. 7/18/2022[7]	1.020	5,000	4,996
Wal-Mart Stores, Inc. 7/25/2022[7]	1.298	12,800	12,786
Wal-Mart Stores, Inc. 8/8/2022[7]	1.650	4,500	4,492
Wal-Mart Stores, Inc. 8/9/2022[7]	1.650	5,000	4,991

			340,309

Federal agency bills & notes 15.05%
Federal Farm Credit Banks 7/20/2022	1.450	25,000	24,986
Federal Home Loan Bank 7/7/2022	0.830	30,000	29,995
Federal Home Loan Bank 7/13/2022	0.930	3,850	3,849
Federal Home Loan Bank 8/12/2022	1.650	5,100	5,092
Federal Home Loan Bank 8/15/2022	1.159	34,500	34,442
Federal Home Loan Bank 8/17/2022	1.150	15,000	14,974
Federal Home Loan Bank 8/18/2022	1.643	15,000	14,973
Federal Home Loan Bank 8/31/2022	1.190	50,000	49,872
Federal Home Loan Bank 9/21/2022	1.810	20,000	19,924
Federal Home Loan Bank 9/28/2022	1.840	10,000	9,958
Tennessee Valley Authority 7/6/2022	1.370	39,000	38,994

			247,059

U.S. Treasury bills 7.92%
U.S. Treasury 8/16/2022	1.350	58,450	58,351
U.S. Treasury 8/23/2022	1.429	71,700	71,545

			129,896

Total short-term securities (cost: $ 717,419,000)			717,264

Total investment securities 134.84% (cost: $ 2,268,542,000)			2,213,282
Other assets less liabilities (34.84)%			(571,857)

Net assets 100.00%			$1,641,425

234 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	36	August 2022	USD(14,750)	$8
30 Day Federal Funds Futures	Long	1,197	September 2022	487,492	(175)
30 Day Federal Funds Futures	Short	24	February 2023	(9,666)	(7)
90 Day Eurodollar Futures	Long	471	December 2022	113,405	(3,235)
3 Month SOFR Futures	Short	22	March 2023	(5,317)	(2)
3 Month SOFR Futures	Short	225	June 2023	(54,354)	54
90 Day Eurodollar Futures	Long	2,043	September 2023	494,176	(12,139)
90 Day Eurodollar Futures	Short	1,261	December 2023	(305,493)	6,654
90 Day Eurodollar Futures	Short	1,272	December 2024	(308,985)	4,093
2 Year U.S. Treasury Note Futures	Short	2,083	September 2022	(437,462)	202
5 Year U.S. Treasury Note Futures	Long	2,568	September 2022	288,258	758
10 Year U.S. Treasury Note Futures	Long	826	September 2022	97,907	(329)
10 Year Ultra U.S. Treasury Note Futures	Long	693	September 2022	88,271	(1,209)
20 Year U.S. Treasury Bond Futures	Long	304	September 2022	42,142	(566)
30 Year Ultra U.S. Treasury Bond Futures	Long	42	September 2022	6,482	137

					$(5,756)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	USD181,639	$81	$–	$81
U.S. EFFR	Annual	1.395%	Annual	7/27/2022	422,500	73	–	73
1.955%	Annual	U.S. EFFR	Annual	9/21/2022	320,100	(158)	–	(158)
SOFR	Annual	0.471%	Annual	10/26/2023	30,500	1,004	–	1,004
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(1,009)	–	(1,009)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(5,441)	–	(5,441)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	2,764	–	2,764
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	228	–	228
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	146	–	146
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,697	32	–	32
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,568	–	1,568
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,567	–	1,567
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	1,810	–	1,810
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	1,763	–	1,763
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	(68)	–	(68)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	(96)	–	(96)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	(97)	–	(97)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	(67)	–	(67)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	7,537	–	7,537
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(4,601)	–	(4,601)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,417	–	2,417
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	165	–	165
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	118	–	118

American Funds Insurance Series 235

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay					Upfront	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	premium paid (000)	(depreciation) at 6/30/2022 (000)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	USD15,800	$(5,026)	$–	$(5,026)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	5,110	2,095	–	2,095

						$6,805	$–	$6,805

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

3 Amount less than one thousand.

4 Purchased on a TBA basis.

5 Index-linked bond whose principal amount moves with a government price index.

6 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,394,000, which represented 1.00% of the net assets of the fund.

7 Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,600,000, which represented 17.95% of the net assets of the fund.

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

236 American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,168,832	$395,984

Total growth funds (cost: $517,640,000)		395,984

Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	3,607,944	35,791

Total fixed income funds (cost: $37,817,000)		35,791

Short-term securities 4.04%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	19,039,653	19,040

Total short-term securities (cost: $19,040,000)		19,040

Options purchased 0.09%
Options purchased*		424

Total options purchased (cost: $410,000)		424

Total investment securities 95.80% (cost: $574,907,000)		451,239
Other assets less liabilities 4.20%		19,773

Net assets 100.00%		$471,012

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	25	USD9,463	$2,375.00	12/16/2022	$53
S&P 500 Index	15	5,678	2,600.00	12/16/2022	47
S&P 500 Index	25	9,464	2,650.00	12/16/2022	83
S&P 500 Index	70	26,498	2,675.00	12/16/2022	241

					$424

American Funds Insurance Series 237

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	434	September 2022	USD48,717	$(105)
Nikkei 225 Index Contracts	Short	3	September 2022	(583)	36
Japanese Yen Currency Contracts	Short	7	September 2022	(649)	9
FTSE 100 Index Contracts	Short	23	September 2022	(1,994)	1
British Pound Currency Contracts	Short	28	September 2022	(2,135)	50
Mini MSCI Emerging Market Index Contracts	Short	124	September 2022	(6,217)	23
Russell 2000 Mini Index Contracts	Short	93	September 2022	(7,942)	420
Euro Stoxx 50 Index Contracts	Short	255	September 2022	(9,195)	441
Euro Currency Contracts	Short	76	September 2022	(10,011)	209
S&P Mid 400 E-mini Index Contracts	Short	87	September 2022	(19,732)	1,211
S&P 500 E-mini Index Contracts	Short	1,299	September 2022	(246,128)	7,928

					$10,223

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.07%
American Funds Insurance Series –
Growth Fund, Class 1	$504,914	$276,392	$173,037	$49,482	$(261,767)	$395,984	$619	$60,090
Fixed income funds 7.60%
American Funds Insurance Series –
The Bond Fund of America, Class 1	59,236	33,926	51,218	(6,387)	234	35,791	225	443
Total 91.67%				$43,095	$(261,533)	$431,775	$844	$60,533

1 Rate represents the seven-day yield at 6/30/2022.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

238 American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.30%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	7,388,186	$112,079

Total growth funds (cost: $139,165,000)		112,079

Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,272,621	12,624

Total fixed income funds (cost: $13,864,000)		12,624

Short-term securities 3.12%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	4,144,493	4,144

Total short-term securities (cost: $4,144,000)		4,144

Options purchased 0.44%
Options purchased*		591

Total options purchased (cost: $200,000)		591

Total investment securities 97.36% (cost: $157,373,000)		129,438
Other assets less liabilities 2.64%		3,512

Net assets 100.00%		$132,950

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
iShares MSCI EAFE ETF	2,050	USD12,811	$45.00	12/16/2022	$505
iShares MSCI EAFE ETF	780	4,874	50.00	12/16/2022	75
iShares MSCI EAFE ETF	120	750	53.00	12/16/2022	11

					$591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	57	September 2022	USD6,398	$(48)
S&P 500 E-mini Index Contracts	Short	75	September 2022	(14,211)	479
Mini MSCI Emerging Market Index Contracts	Short	545	September 2022	(27,323)	187
MSCI EAFE Index Contracts	Short	381	September 2022	(35,368)	470

					$1,088

American Funds Insurance Series	239

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.30%
American Funds Insurance Series –
International Fund, Class 1	$136,987	$65,776	$43,290	$4,856	$(52,250)	$112,079	$570	$16,110
Fixed income funds 9.50%
American Funds Insurance Series –
The Bond Fund of America, Class 1	16,071	6,973	8,612	(1,234)	(574)	12,624	82	160
Total 93.80%				$3,622	$(52,824)	$124,703	$652	$16,270

1 Rate represents the seven-day yield at 6/30/2022.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

240 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 84.30%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	22,117,771	$271,164

Total growth-and-income funds (cost: $303,250,000)		271,164

Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	2,829,677	30,532

Total fixed income funds (cost: $32,271,000)		30,532

Short-term securities 2.91%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	9,354,161	9,354

Total short-term securities (cost: $9,354,000)		9,354

Options purchased 0.26%
Options purchased*		842

Total options purchased (cost: $873,000)		842

Total investment securities 96.96% (cost: $345,748,000)		311,892
Other assets less liabilities 3.04%		9,777

Net assets 100.00%		$321,669

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	175	USD66,244	$2,500.00	12/16/2022	$462
S&P 500 Index	15	5,678	2,650.00	12/16/2022	50
S&P 500 Index	45	17,034	2,675.00	12/16/2022	155
S&P 500 Index	45	17,035	2,725.00	12/16/2022	175

					$842

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	196	September 2022	USD22,001	$(70)
Euro Stoxx 50 Index Contracts	Short	73	September 2022	(2,632)	117
Euro Currency Contracts	Short	22	September 2022	(2,898)	60
S&P Mid 400 E-mini Index Contracts	Short	13	September 2022	(2,949)	165
FTSE 100 Index Contracts	Short	44	September 2022	(3,814)	3
British Pound Currency Contracts	Short	53	September 2022	(4,041)	84
S&P 500 E-mini Index Contracts	Short	725	September 2022	(137,369)	3,489

					$3,848

American Funds Insurance Series 241

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.30%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1	$315,947	$152,592	$96,114	$34,867	$(136,128)	$271,164	$1,303	$61,850
Fixed income funds 9.49%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1	37,066	18,005	21,805	(4,107)	1,373	30,532	156	—
Total 93.79%				$30,760	$(134,755)	$301,696	$1,459	$61,850

1 Rate represents the seven-day yield at 6/30/2022.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

242 American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 79.27%	Shares	Value (000)

American Funds Insurance Series – Growth-Income Fund, Class 1	35,443,702	$1,729,298

Total growth-and-income funds (cost: $1,797,473,000)		1,729,298

Fixed income funds 14.36%

American Funds Insurance Series – The Bond Fund of America, Class 1	31,586,778	313,341

Total fixed income funds (cost: $350,338,000)		313,341

Short-term securities 2.61%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	57,022,564	57,023

Total short-term securities (cost: $57,023,000)		57,023

Options purchased 0.53%

Options purchased*		11,543

Total options purchased (cost: $10,612,000)		11,543

Total investment securities 96.77% (cost: $2,215,446,000)		2,111,205
Other assets less liabilities 3.23%		70,515

Net assets 100.00%		$2,181,720

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	20	USD7,571	$2,950.00	9/16/2022	$ 37
S&P 500 Index	640	242,264	2,975.00	9/16/2022	1,318
S&P 500 Index	170	64,351	3,000.00	9/16/2022	349
S&P 500 Index	14	5,299	3,025.00	9/16/2022	33
S&P 500 Index	100	37,854	2,650.00	12/16/2022	331
S&P 500 Index	500	189,269	2,675.00	12/16/2022	1,721
S&P 500 Index	440	166,557	2,725.00	12/16/2022	1,711
S&P 500 Index	325	123,025	2,800.00	12/16/2022	1,387
S&P 500 Index	100	37,854	2,825.00	12/16/2022	432
S&P 500 Index	200	75,708	2,850.00	12/16/2022	910
S&P 500 Index	450	170,342	2,875.00	12/16/2022	2,300
S&P 500 Index	200	75,708	2,900.00	12/16/2022	1,014
					$11,543

American Funds Insurance Series 243

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,458	September 2022	USD163,661	$(524)
Russell 2000 Mini Index Contracts	Short	53	September 2022	(4,526)	222
Mini MSCI Emerging Market Index Contracts	Short	384	September 2022	(19,252)	(16)
FTSE 100 Index Contracts	Short	304	September 2022	(26,352)	54
Euro Stoxx 50 Index Contracts	Short	764	September 2022	(27,550)	1,147
British Pound Currency Contracts	Short	366	September 2022	(27,905)	528
Euro Currency Contracts	Short	228	September 2022	(30,034)	529
S&P Mid 400 E-mini Index Contracts	Short	289	September 2022	(65,545)	3,395
S&P 500 E-mini Index Contracts	Short	4,111	September 2022	(778,932)	21,404

					$26,739

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.27%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$2,125,192	$771,734	$582,441	$127,675	$(712,862)	$1,729,298	$5,619	$175,737
Fixed income funds 14.36%
American Funds Insurance Series –
The Bond Fund of America, Class 1	398,789	125,918	166,983	(21,794)	(22,589)	313,341	1,982	3,897
Total 93.63%				$105,881	$(735,451)	$2,042,639	$7,601	$179,634

1 Rate represents the seven-day yield at 6/30/2022.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

244 American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2022	unaudited

Asset allocation funds 94.58%	Shares	Value (000)

American Funds Insurance Series – Asset Allocation Fund, Class 1	98,871,249	$2,167,258

Total asset allocation funds (cost: $2,302,803,000)		2,167,258

Short-term securities 3.03%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	69,465,936	69,466

Total short-term securities (cost: $69,466,000)		69,466

Options purchased 0.05%

Options purchased*		1,138

Total options purchased (cost: $2,257,000)		1,138

Total investment securities 97.66% (cost: $2,374,526,000)		2,237,862
Other assets less liabilities 2.34%		53,610

Net assets 100.00%		$2,291,472

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	530	USD200,625	$2,950.00	9/16/2022	$ 975
S&P 500 Index	44	16,656	2,975.00	9/16/2022	91
S&P 500 Index	10	3,785	3,000.00	9/16/2022	21
S&P 500 Index	22	8,328	3,025.00	9/16/2022	51
					$1,138

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,133	September 2022	USD127,179	$ (371)
FTSE 100 Index Contracts	Short	90	September 2022	(7,802)	12
British Pound Currency Contracts	Short	108	September 2022	(8,234)	184
Russell 2000 Mini Index Contracts	Short	147	September 2022	(12,554)	569
Mini MSCI Emerging Market Index Contracts	Short	432	September 2022	(21,658)	65
Euro Stoxx 50 Index Contracts	Short	680	September 2022	(24,521)	1,065
Euro Currency Contracts	Short	204	September 2022	(26,872)	467
S&P Mid 400 E-mini Index Contracts	Short	318	September 2022	(72,122)	3,725
S&P 500 E-mini Index Contracts	Short	3,537	September 2022	(670,173)	17,854
					$23,570

American Funds Insurance Series 245

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.58%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,678,055	$699,143	$565,128	$66,785	$(711,597)	$2,167,258	$9,909	$231,217

1 Rate represents the seven-day yield at 6/30/2022.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

246 American Funds Insurance Series

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2022	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,231,978		$2,663,432		$29,568,273	$5,942,975	$2,872,337
Affiliated issuers	636,913		333,160		1,575,971	932,894	318,188
Cash	709		1,957		404	3,754	3,721
Cash collateral received for securities on loan	2,045		8,534		8,112	7,475	840
Cash collateral pledged for futures contracts	–		–		–	–	161
Cash collateral pledged for swap contracts	–		–		–	–	–
Cash denominated in currencies other than U.S. dollars	2,246		815		3,703	8,968	1,489
Unrealized appreciation on open forward currency contracts	–		–		–	–	40
Receivables for:
Sales of investments	1,248		12,647		15,451	6,109	15,910
Sales of fund’s shares	20,636		3,605		109,002	5,552	1,756
Dividends and interest	9,481		3,554		12,384	16,623	7,976
Closed forward currency contracts	–		–		–	–	–
Variation margin on futures contracts	–		–		–	–	103
Variation margin on centrally cleared swap contracts	–		–		–	–	–
Securities lending income	–	*	8		6	1	1
Currency translations	704		664		–	1,493	2,322
Other	–		–	*	–	–	60

	6,905,960		3,028,376		31,293,306	6,925,844	3,224,904

Liabilities:
Collateral for securities on loan	20,453		85,345		81,118	74,745	8,405
Unrealized depreciation on open forward currency contracts	–		–		–	–	1
Unrealized depreciation on unfunded commitments	–		–		–	–	–
Payables for:
Purchases of investments	847		13,472		14,075	3,609	15,875
Repurchases of fund’s shares	2,728		552		5,579	4,065	1,878
Investment advisory services	2,110		1,496		8,385	2,802	1,373
Insurance administrative fees	374		171		1,696	253	477
Services provided by related parties	966		505		4,482	945	397
Trustees’ deferred compensation	85		57		483	177	41
Closed forward currency contracts	–		–		–	–	–
Variation margin on futures contracts	–		–		–	–	167
Variation margin on centrally cleared swap contracts	–		–		–	–	–
Non-U.S. taxes	7,273		7,269		1,020	25,052	6,882
Other	378		258		297	582	409

	35,214		109,125		117,135	112,230	35,905

Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,728,897		$2,668,735		$20,318,538	$6,622,057	$2,724,606
Total distributable earnings (accumulated loss)	2,141,849		250,516		10,857,633	191,557	464,393

Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Investment securities on loan, at value	$ 27,348		$ 96,178		$ 78,405	$ 71,916	$ 14,516
Investment securities, at cost
Unaffiliated issuers	4,414,385		2,498,648		20,009,865	5,556,442	2,462,901
Affiliated issuers	637,028		325,716		1,576,195	933,018	318,233
Cash denominated in currencies other than U.S. dollars, at cost	2,249		815		3,703	8,960	1,489

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 247

Financial statements (continued) Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund		Growth- Income Fund		International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,932,580	$1,657,279		$30,626,361		$270,057		$1,016,311
Affiliated issuers	405,537	82,938		2,302,880		22,012		132,263
Cash	1,246	136		882		205		1,213
Cash collateral received for securities on loan	5,562	1,544		17,836		141		1,403
Cash collateral pledged for futures contracts	–	–		–		–		–
Cash collateral pledged for swap contracts	–	–		–		–		–
Cash denominated in currencies other than U.S. dollars	–	282		1		551		144
Unrealized appreciation on open forward currency contracts	–	–		–		1		–
Receivables for:
Sales of investments	21,819	2,415		–		1,135		60,393
Sales of fund’s shares	2,005	705		14,620		100		4,153
Dividends and interest	5,767	4,918		43,557		1,824		4,117
Closed forward currency contracts	–	–		–		–		–
Variation margin on futures contracts	–	–		–		–		360
Variation margin on centrally cleared swap contracts	–	–		–		–		68
Securities lending income	2	–	*	12		–	*	1
Currency translations	1	264		–		–		–
Other	–	–		–		2		–

	9,374,519	1,750,481		33,006,149		296,028		1,220,426

Liabilities:
Collateral for securities on loan	55,623	15,435		178,358		1,413		14,030
Unrealized depreciation on open forward currency contracts	–	–		–		–		–
Unrealized depreciation on unfunded commitments	–	–		–		–		–
Payables for:
Purchases of investments	9,878	3,247		29,439		1,065		106,256
Repurchases of fund’s shares	6,753	377		15,313		332		1,090
Investment advisory services	1,835	540		7,120		116		199
Insurance administrative fees	707	124		1,057		76		343
Services provided by related parties	1,023	297		3,648		66		136
Trustees’ deferred compensation	99	25		535		14		7
Closed forward currency contracts	–	–		–		–		–
Variation margin on futures contracts	–	–		–		–		19
Variation margin on centrally cleared swap contracts	–	–		–		–		86
Non-U.S. taxes	110	664		1,513		74		613
Other	12	172		406		132		37

	76,040	20,881		237,389		3,288		122,816

Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,812,795	$1,591,060		$21,570,621		$319,949		$1,002,592
Total distributable earnings (accumulated loss)	1,485,684	138,540		11,198,139		(27,209)		95,018

Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Investment securities on loan, at value	$81,124	$16,355		$171,950		$2,221		$13,384
Investment securities, at cost
Unaffiliated issuers	7,699,509	1,516,294		21,378,607		294,213		915,374
Affiliated issuers	405,592	82,945		2,303,148		22,014		137,500
Cash denominated in currencies other than U.S. dollars, at cost	–	282		–	*	551		144

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

248 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund†		The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,412,782	$369,158		$10,721,189		$1,519,026		$ 812,689
Affiliated issuers	3,754,317	12,688		2,002,964		100,175		22,060
Cash	2,723	87		10,237		658		497
Cash collateral received for securities on loan	5,530	400		–		–		–
Cash collateral pledged for futures contracts	–	–		–		–		149
Cash collateral pledged for swap contracts	–	–		–		–		891
Cash denominated in currencies other than U.S. dollars	662	67		–	*	1,599		–	*
Unrealized appreciation on open forward currency contracts	–	103		293		6,655		–
Receivables for:
Sales of investments	1,188,210	8,277		2,906,701		92,109		3,062
Sales of fund’s shares	3,466	384		4,586		125		166
Dividends and interest	66,983	1,673		63,679		10,132		13,847
Closed forward currency contracts	–	18		75		32		–
Variation margin on futures contracts	3,827	117		11,937		2,603		–
Variation margin on centrally cleared swap contracts	76	85		1,064		1,056		33
Securities lending income	3	–	*	–		–		–
Currency translations	20	–		14		–		–
Other	–	–		–		–		3

	27,438,599	393,057		15,722,739		1,734,170		853,397

Liabilities:
Collateral for securities on loan	55,304	4,005		–		–		–
Unrealized depreciation on open forward currency contracts	–	459		470		4,636		–
Unrealized depreciation on unfunded commitments	3	–		–		–	*	1
Payables for:
Purchases of investments	2,383,471	12,611		4,714,650		141,486		2,409
Repurchases of fund’s shares	13,987	73		30,770		2,607		631
Investment advisory services	5,603	138		1,475		568		193
Insurance administrative fees	3,473	75		583		37		49
Services provided by related parties	2,651	66		1,083		224		156
Trustees’ deferred compensation	306	4		126		26		33
Closed forward currency contracts	–	4		576		1,476		–
Variation margin on futures contracts	5,748	51		3,238		928		46
Variation margin on centrally cleared swap contracts	5	12		848		112		2
Non-U.S. taxes	2,863	52		12		72		–
Other	180	29		10		282		1

	2,473,594	17,579		4,753,841		152,454		3,521

Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$ 849,876

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,087,583	$332,943		$12,050,340		$1,900,155		$1,195,797
Total distributable earnings (accumulated loss)	4,877,422	42,535		(1,081,442)		(318,439)		(345,921)

Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$ 849,876

Investment securities on loan, at value	$ 53,318	$ 3,814		$ –		$ –		$ –
Investment securities, at cost
Unaffiliated issuers	18,483,563	376,377		11,470,544		1,784,429		914,920
Affiliated issuers	4,024,178	12,688		2,003,265		100,186		22,062
Cash denominated in currencies other than U.S. dollars, at cost	662	67		–	*	1,567		–	*

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued) Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$138,373	$416,230		$2,213,282	$19,464	$4,735
Affiliated issuers	–	–		–	431,775	124,703
Cash	2,771	9,108		47,433	–	–
Cash collateral received for securities on loan	–	–		–	–	–
Cash collateral pledged for futures contracts	–	–		–	17,380	3,515
Cash collateral pledged for swap contracts	–	–		–	–	–
Cash denominated in currencies other than U.S. dollars	–	–		–	–	–
Unrealized appreciation on open forward currency contracts	–	–		–	–	–
Receivables for:
Sales of investments	90,181	–		816,236	–	167
Sales of fund’s shares	3	18		1,287	332	–	*
Dividends and interest	196	9		3,874	18	4
Closed forward currency contracts	–	–		–	–	–
Variation margin on futures contracts	171	–		5,437	2,853	464
Variation margin on centrally cleared swap contracts	–	–		1,379	–	–
Securities lending income	–	–		–	–	–
Currency translations	–	–		–	–	–
Other	–	–		–	–	–

	231,695	425,365		3,088,928	471,822	133,588

Liabilities:
Collateral for securities on loan	–	–		–	–	–
Unrealized depreciation on open forward currency contracts	–	–		–	–	–
Unrealized depreciation on unfunded commitments	–	–		–	–	–
Payables for:
Purchases of investments	138,358	–		1,436,179	228	334
Repurchases of fund’s shares	179	1,130		6,505	86	177
Investment advisory services	13	88		238	39	11
Insurance administrative fees	26	42		132	310	88
Services provided by related parties	21	86		329	94	27
Trustees’ deferred compensation	3	12		45	3	1
Closed forward currency contracts	–	–		–	–	–
Variation margin on futures contracts	21	–		2,583	50	–
Variation margin on centrally cleared swap contracts	20	–		1,490	–	–
Non-U.S. taxes	–	–		–	–	–
Other	1	–	*	2	–	–

	138,642	1,358		1,447,503	810	638

Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Net assets consist of:
Capital paid in on shares of beneficial interest	$99,468	$424,284		$1,766,549	$468,687	$155,472
Total distributable earnings (accumulated loss)	(6,415)	(277)		(125,124)	2,325	(22,522)

Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Investment securities on loan, at value	$–	$–		$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	140,617	416,305		2,268,542	19,450	4,344
Affiliated issuers	–	–		–	555,457	153,029
Cash denominated in currencies other than U.S. dollars, at cost	–	–		–	–	–
Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

250 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$ 10,196	$ 68,566	$ 70,604
Affiliated issuers	301,696	2,042,639	2,167,258
Cash	–	–	–
Cash collateral received for securities on loan	–	–	–
Cash collateral pledged for futures contracts	8,656	55,400	48,020
Cash collateral pledged for swap contracts	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–
Receivables for:
Sales of investments	151	17,100	833
Sales of fund’s shares	324	82	912
Dividends and interest	9	61	62
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	1,434	9,296	7,885
Variation margin on centrally cleared swap contracts	–	–	–
Securities lending income	–	–	–
Currency translations	–	–	–
Other	–	–	–

	322,466	2,193,144	2,295,574

Liabilities:
Collateral for securities on loan	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–
Payables for:
Purchases of investments	304	–	408
Repurchases of fund’s shares	162	9,501	1,359
Investment advisory services	27	183	192
Insurance administrative fees	206	1,420	1,504
Services provided by related parties	64	57	473
Trustees’ deferred compensation	3	14	29
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	31	249	137
Variation margin on centrally cleared swap contracts	–	–	–
Non-U.S. taxes	–	–	–
Other	–	–	–

	797	11,424	4,102

Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Net assets consist of:
Capital paid in on shares of beneficial interest	$310,223	$1,998,424	$2,131,911
Total distributable earnings (accumulated loss)	11,446	183,296	159,561

Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Investment securities on loan, at value	$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	10,227	67,635	71,723
Affiliated issuers	335,521	2,147,811	2,302,803
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 251

Financial statements (continued) Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$3,071,738	$914,638	$13,552,095	$3,225,915	$1,674,369
	Shares outstanding	105,650	58,560	176,909	212,710	76,062
	Net asset value per share	$29.07	$15.62	$76.61	$15.17	$22.01

Class 1A:	Net assets	$13,704	$3,963	$173,259	$9,994	$9,456
	Shares outstanding	474	257	2,283	663	432
	Net asset value per share	$28.92	$15.43	$75.90	$15.08	$21.89

Class 2:	Net assets	$3,232,769	$1,751,492	$14,922,706	$3,195,094	$790,334
	Shares outstanding	112,728	118,728	197,300	211,908	36,381
	Net asset value per share	$28.68	$14.75	$75.63	$15.08	$21.72

Class 3:	Net assets			$197,873	$15,712
	Shares outstanding	Not applicable	Not applicable	2,559	1,033	Not applicable
	Net asset value per share			$77.33	$15.20

Class 4:	Net assets	$552,535	$249,158	$2,330,238	$366,899	$714,840
	Shares outstanding	19,465	16,897	31,566	24,733	33,206
	Net asset value per share	$28.39	$14.75	$73.82	$14.83	$21.53

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$5,471,389	$551,274	$19,411,798	$12,468	$553,316
	Shares outstanding	446,456	48,641	397,825	1,422	50,880
	Net asset value per share	$12.26	$11.33	$48.79	$8.77	$10.87

Class 1A:	Net assets	$56,598	$5,728	$27,222	$4,311	$9,489
	Shares outstanding	4,660	509	561	505	873
	Net asset value per share	$12.15	$11.26	$48.48	$8.54	$10.86

Class 2:	Net assets	$2,775,264	$991,352	$11,635,400	$163,644	$11,854
	Shares outstanding	230,859	87,806	242,284	19,183	1,091
	Net asset value per share	$12.02	$11.29	$48.02	$8.53	$10.87

Class 3:	Net assets			$126,119
	Shares outstanding	Not applicable	Not applicable	2,581	Not applicable	Not applicable
	Net asset value per share			$48.87

Class 4:	Net assets	$995,228	$181,246	$1,568,221	$112,317	$522,951
	Shares outstanding	83,648	16,461	33,169	13,374	48,191
	Net asset value per share	$11.90	$11.01	$47.28	$8.40	$10.85

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

252 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund†	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$15,266,002	$98,957	$6,877,449	$707,799	$228,487
	Shares outstanding	696,452	8,074	693,170	72,900	25,889
	Net asset value per share	$21.92	$12.26	$9.92	$9.71	$8.83

Class 1A:	Net assets	$21,109	$2,586	$200,199	$1,204	$1,157
	Shares outstanding	968	212	20,303	125	132
	Net asset value per share	$21.81	$12.21	$9.86	$9.67	$8.79

Class 2:	Net assets	$4,341,707	$162,176	$3,092,284	$817,261	$540,450
	Shares outstanding	200,876	13,276	316,453	84,949	62,576
	Net asset value per share	$21.61	$12.22	$9.77	$9.62	$8.64

Class 3:	Net assets	$29,083				$8,556
	Shares outstanding	1,326	Not applicable	Not applicable	Not applicable	965
	Net asset value per share	$21.94				$8.86

Class 4:	Net assets	$5,307,104	$111,759	$798,966	$55,452	$71,226
	Shares outstanding	247,514	9,266	82,157	5,833	7,491
	Net asset value per share	$21.44	$12.06	$9.72	$9.51	$9.51

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$1,111	$46,938	$254,823
	Shares outstanding	112	4,162	23,613	Not applicable	Not applicable
	Net asset value per share	$9.91	$11.28	$10.79

Class 1A:	Net assets	$1,857	$10	$4,120
	Shares outstanding	190	1	384	Not applicable	Not applicable
	Net asset value per share	$9.80	$11.28	$10.75

Class 2:	Net assets	$50,207	$297,166	$1,169,880
	Shares outstanding	5,113	27,207	109,841	Not applicable	Not applicable
	Net asset value per share	$9.82	$10.92	$10.65

Class 3:	Net assets		$4,774	$7,862
	Shares outstanding	Not applicable	431	727	Not applicable	Not applicable
	Net asset value per share		$11.06	$10.81

Class 4:	Net assets	$39,878	$75,119	$204,740
	Shares outstanding	4,111	6,844	19,258	Not applicable	Not applicable
	Net asset value per share	$9.70	$10.98	$10.63

Class P1:	Net assets				$9,287	$1,808
	Shares outstanding	Not applicable	Not applicable	Not applicable	781	209
	Net asset value per share				$11.89	$8.65

Class P2:	Net assets				$461,725	$131,142
	Shares outstanding	Not applicable	Not applicable	Not applicable	39,177	15,232
	Net asset value per share				$11.79	$8.61

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 253

Financial statements (continued) Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class P1:	Net assets	$2,623	$1,904,828	$6,706
	Shares outstanding	226	148,869	538
	Net asset value per share	$11.58	$12.80	$12.46

Class P2:	Net assets	$319,046	$276,892	$2,284,766
	Shares outstanding	27,707	21,780	188,687
	Net asset value per share	$11.51	$12.71	$12.11

* Amount less than one thousand.

† Formerly Global Balanced Fund.

Refer to the notes to financial statements.

254 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2022	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$52,619	$15,408	$151,429	$86,055	$36,438
Affiliated issuers	1,427	606	3,145	1,992	640

	54,046	16,014	154,574	88,047	37,078
Interest from unaffiliated issuers	–	24	896	–	3,562
European Union withholding tax reclaims	353	–	318	–	175
Interest from European Union withholding tax reclaims	64	–	22	–	14
Securities lending income (net of fees)	66	983	387	904	148

	54,529	17,021	156,197	88,951	40,977

Fees and expenses[1]:
Investment advisory services	19,510	11,933	57,724	19,156	11,907
Distribution services	5,450	2,948	26,226	5,107	2,120
Insurance administrative services	802	367	3,580	530	1,006
Transfer agent services	1	– [2]	3	1	– [2]
Administrative services	1,187	522	5,575	1,169	544
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	41	24	125	48	16
Registration statement and prospectus	14	10	100	41	10
Trustees’ compensation	2	2	12	2	1
Auditing and legal	16	34	33	28	49
Custodian	425	239	210	702	411
Other	4	28	18	4	27

Total fees and expenses before waivers/reimbursement	27,452	16,107	93,606	26,788	16,091
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,313	259	1	–	2,654
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	1,313	259	1	–	2,654

Total fees and expenses after waivers/reimbursement	26,139	15,848	93,605	26,788	13,437

Net investment income (loss)	28,390	1,173	62,592	62,163	27,540

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	310,668	86,912	1,244,591	(205,118)	56,774
Affiliated issuers	(20)	6	1	20	(9)
Futures contracts	–	–	–	–	202
Forward currency contracts	–	–	–	–	298
Swap contracts	–	–	–	–	–
Currency transactions	(1,052)	(25)	73	(1,170)	82
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	309,596	86,893	1,244,665	(206,268)	57,347

Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,004,456)	(1,445,472)	(14,552,959)	(1,849,354)	(1,088,052)
Affiliated issuers	(159)	(18,993)	(420)	(230)	(61)
Futures contracts	–	–	–	–	78
Forward currency contracts	–	–	–	–	59
Swap contracts	–	–	–	–	–
Currency translations	221	520	(56)	1,077	300

	(3,004,394)	(1,463,945)	(14,553,435)	(1,848,507)	(1,087,676)

Net realized gain (loss) and unrealized depreciation	(2,694,798)	(1,377,052)	(13,308,770)	(2,054,775)	(1,030,329)

Net decrease in net assets resulting from operations	$(2,666,408)	$(1,375,879)	$(13,246,178)	$(1,992,612)	$(1,002,789)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 255

Financial statements (continued) Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$115,274	$30,016	$300,024	$7,332	$17,853
Affiliated issuers	823	172	4,194	52	587

	116,097	30,188	304,218	7,384	18,440
Interest from unaffiliated issuers	–	71	1,023	–	2,310
European Union withholding tax reclaims	–	–	3,322	430	–
Interest from European Union withholding tax reclaims	–	–	292	35	–
Securities lending income (net of fees)	190	103	572	11	50

	116,287	30,362	309,427	7,860	20,800

Fees and expenses[1]:
Investment advisory services	19,627	5,497	46,863	1,023	2,446
Distribution services	5,174	1,697	18,949	383	698
Insurance administrative services	1,479	260	2,207	158	695
Transfer agent services	1	– [2]	3	– [2]	– [2]
Administrative services	1,546	297	5,574	49	169
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	24	13	118	3	4
Registration statement and prospectus	24	3	73	1	1
Trustees’ compensation	1	– [2]	8	1	– [2]
Auditing and legal	7	19	36	20	17
Custodian	174	195	241	1	42
Other	4	1	17	– [2]	1

Total fees and expenses before waivers/reimbursement	28,061	7,982	74,089	1,639	4,073
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	7,920	1,907	–	281	1,206
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	7,920	1,907	–	281	1,206

Total fees and expenses after waivers/reimbursement	20,141	6,075	74,089	1,358	2,867

Net investment income (loss)	96,146	24,287	235,338	6,502	17,933

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	164,986	(23,930)	1,718,892	(8,722)	10,932
Affiliated issuers	(19)	(13)	(29)	(2)	(4)
Futures contracts	–	–	–	–	(3,291)
Forward currency contracts	–	–	–	–	6
Swap contracts	–	–	–	–	1,590
Currency transactions	(14)	48	(662)	(40)	24
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	164,953	(23,895)	1,718,201	(8,764)	9,257

Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(1,682,419)	(467,259)	(10,132,517)	(67,920)	(135,663)
Affiliated issuers	(96)	(7)	(465)	(6)	(4,757)
Futures contracts	–	–	–	–	(1,259)
Forward currency contracts	–	–	–	1	(2)
Swap contracts	–	–	–	–	(39)
Currency translations	(6)	(116)	(290)	(119)	(34)

	(1,682,521)	(467,382)	(10,133,272)	(68,044)	(141,754)

Net realized gain (loss) and unrealized depreciation	(1,517,568)	(491,277)	(8,415,071)	(76,808)	(132,497)

Net decrease in net assets resulting from operations	$(1,421,422)	$(466,990)	$(8,179,733)	$(70,306)	$(114,564)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

256 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund[3]	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$200,577	$3,865	$–	$57	$1,489
Affiliated issuers	25,018	41	3,972	255	68

	225,595	3,906	3,972	312	1,557
Interest from unaffiliated issuers	88,223	1,397	171,964	24,488	26,212
European Union withholding tax reclaims	32	–	–	–	–
Interest from European Union withholding tax reclaims	9	–	–	–	–
Securities lending income (net of fees)	143	3	–	–	–

	314,002	5,306	175,936	24,800	27,769

Fees and expenses[1]:
Investment advisory services	36,448	1,233	20,827	4,458	2,176
Distribution services	13,348	383	5,248	1,208	874
Insurance administrative services	7,262	158	1,128	77	103
Transfer agent services	2	– [2]	1	– [2]	– [2]
Administrative services	4,146	62	1,753	265	142
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	59	3	38	13	11
Registration statement and prospectus	35	– [2]	203	3	1
Trustees’ compensation	4	– [2]	2	1	– [2]
Auditing and legal	25	4	9	3	3
Custodian	466	24	41	51	7
Other	12	– [2]	5	1	8

Total fees and expenses before waivers/reimbursement	61,807	1,867	29,255	6,080	3,325
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	–	7	11,103	611	826
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	–	7	11,103	611	826

Total fees and expenses after waivers/reimbursement	61,807	1,860	18,152	5,469	2,499

Net investment income (loss)	252,195	3,446	157,784	19,331	25,270

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	945,041	48,478	(388,051)	(40,223)	(13,976)
Affiliated issuers	(14,361)	(2)	(83)	(10)	(4)
Futures contracts	52,273	367	(59,525)	(3,835)	1,276
Forward currency contracts	–	(537)	1,385	(15,990)	–
Swap contracts	159	246	28,306	2,059	326
Currency transactions	3,697	(206)	29	(2,051)	–
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	986,809	48,346	(417,939)	(60,050)	(12,378)

Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(5,810,235)	(125,952)	(1,015,396)	(272,356)	(139,349)
Affiliated issuers	(234,524)	– [2]	(424)	(23)	(6)
Futures contracts	18,346	(115)	(14,940)	(1,107)	284
Forward currency contracts	–	(167)	178	1,537	–
Swap contracts	1,896	(488)	30,052	(2,288)	414
Currency translations	(52)	(14)	(8)	60	–

	(6,024,569)	(126,736)	(1,000,538)	(274,177)	(138,657)

Net realized gain (loss) and unrealized depreciation	(5,037,760)	(78,390)	(1,418,477)	(334,227)	(151,035)

Net decrease in net assets resulting from operations	$(4,785,565)	$(74,944)	$(1,260,693)	$(314,896)	$(125,765)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 257

Financial statements (continued) Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$–	$–		$–	$34	$8
Affiliated issuers	–	–		–	844	652

	–	–		–	878	660
Interest from unaffiliated issuers	886	912		26,161	–	–
European Union withholding tax reclaims	–	–		–	–	–
Interest from European Union withholding tax reclaims	–	–		–	–	–
Securities lending income (net of fees)	–	–		–	–	–

	886	912		26,161	878	660

Fees and expenses[1]:
Investment advisory services	216	554		3,040	390	110
Distribution services	118	410		1,861	637	180
Insurance administrative services	53	77		276	650	183
Transfer agent services	– [2]	–	[2]	– [2]	– [2]	–	[2]
Administrative services	17	56		268	–	–
Accounting and administrative services	–	–		–	27	23
Reports to shareholders	3	3		11	2	1
Registration statement and prospectus	– [2]	–	[2]	3	– [2]	–	[2]
Trustees’ compensation	– [2]	–	[2]	1	– [2]	–	[2]
Auditing and legal	– [2]	–	[2]	1	– [2]	–	[2]
Custodian	6	–	[2]	10	3	3
Other	– [2]	–	[2]	1	– [2]	–	[2]

Total fees and expenses before waivers/reimbursement	413	1,100		5,472	1,709	500
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	104	–		1,318	130	37
Miscellaneous fee reimbursement	–	–		–	–	1

Total waivers/reimbursement of fees and expenses	104	–		1,318	130	38

Total fees and expenses after waivers/reimbursement	309	1,100		4,154	1,579	462

Net investment income (loss)	577	(188)		22,007	(701)	198

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(6,398)	–		(66,161)	(3,451)	(910)
Affiliated issuers	–	–		–	43,095	3,622
Futures contracts	(1,437)	–		(24,700)	14,927	5,625
Forward currency contracts	–	–		–	–	–
Swap contracts	3,125	–		21,128	–	–
Currency transactions	–	–		–	(84)	–	[2]
Capital gain distributions received from affiliated issuers	–	–		–	60,533	16,270

	(4,710)	–		(69,733)	115,020	24,607

Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,005)	(77)		(73,958)	1,424	948
Affiliated issuers	–	–		–	(261,533)	(52,824)
Futures contracts	(98)	–		(6,365)	11,562	1,471
Forward currency contracts	–	–		–	–	–
Swap contracts	(1,705)	–		(9,288)	–	–
Currency translations	–	–		–	–	–

	(4,808)	(77)		(89,611)	(248,547)	(50,405)

Net realized gain (loss) and unrealized depreciation	(9,518)	(77)		(159,344)	(133,527)	(25,798)

Net decrease in net assets resulting from operations	$(8,941)	$(265)		$(137,337)	$(134,228)	$(25,600)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

258 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$19	$133	$139
Affiliated issuers	1,459	7,601	9,909

	1,478	7,734	10,048
Interest from unaffiliated issuers	–	–	–
European Union withholding tax reclaims	–	–	–
Interest from European Union withholding tax reclaims	–	–	–
Securities lending income (net of fees)	–	–	–

	1,478	7,734	10,048

Fees and expenses[1]:
Investment advisory services	255	1,785	1,883
Distribution services	423	376	3,130
Insurance administrative services	426	2,976	3,139
Transfer agent services	– [2]	– [2]	– [2]
Administrative services	–	–	–
Accounting and administrative services	24	45	46
Reports to shareholders	2	5	6
Registration statement and prospectus	– [2]	1	3
Trustees’ compensation	– [2]	– [2]	– [2]
Auditing and legal	– [2]	2	2
Custodian	3	3	3
Other	– [2]	1	1

Total fees and expenses before waivers/reimbursement	1,133	5,194	8,213
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	85	596	629
Miscellaneous fee reimbursement	–	–	–

Total waivers/reimbursement of fees and expenses	85	596	629

Total fees and expenses after waivers/reimbursement	1,048	4,598	7,584

Net investment income (loss)	430	3,136	2,464

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(2,423)	(28,252)	(3,697)
Affiliated issuers	30,760	105,881	66,785
Futures contracts	4,515	7,863	(8,961)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	(41)	(269)	(189)
Capital gain distributions received from affiliated issuers	61,850	179,634	231,217

	94,661	264,857	285,155

Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	1,000	19,619	781
Affiliated issuers	(134,755)	(735,451)	(711,597)
Futures contracts	3,951	27,427	23,811
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–

	(129,804)	(688,405)	(687,005)

Net realized gain (loss) and unrealized depreciation	(35,143)	(423,548)	(401,850)

Net decrease in net assets resulting from operations	$(34,713)	$(420,412)	$(399,386)

1 Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2 Amount less than one thousand.

3 Formerly Global Balanced Fund.

Refer to the notes to financial statements.

American Funds Insurance Series 259

Financial statements (continued) Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$28,390	$36,408	$1,173	$(11,335)	$62,592	$87,664
Net realized gain (loss)	309,596	846,935	86,893	1,098,836	1,244,665	5,061,178
Net unrealized (depreciation) appreciation	(3,004,394)	485,952	(1,463,945)	(710,657)	(14,553,435)	3,147,345

Net (decrease) increase in net assets resulting from operations	(2,666,408)	1,369,295	(1,375,879)	376,844	(13,246,178)	8,296,187

Distributions paid to shareholders	(851,026)	(486,343)	(1,091,116)	(123,155)	(5,032,276)	(5,437,958)
Net capital share transactions	797,600	466,658	809,325	(989,509)	4,048,879	3,623,473

Total (decrease) increase in net assets	(2,719,834)	1,349,610	(1,657,670)	(735,820)	(14,229,575)	6,481,702
Net assets:
Beginning of period	9,590,580	8,240,970	4,576,921	5,312,741	45,405,746	38,924,044

End of period	$6,870,746	$9,590,580	$2,919,251	$4,576,921	$31,176,171	$45,405,746

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$62,163	$147,317	$27,540	$32,010	$96,146	$173,016
Net realized gain (loss)	(206,268)	1,273,483	57,347	318,018	164,953	2,286,033
Net unrealized (depreciation) appreciation	(1,848,507)	(1,501,184)	(1,087,676)	(136,128)	(1,682,521)	81,431

Net (decrease) increase in net assets resulting from operations	(1,992,612)	(80,384)	(1,002,789)	213,900	(1,421,422)	2,540,480

Distributions paid to shareholders	(1,046,661)	(249,096)	(327,173)	(185,700)	(2,263,981)	(166,149)
Net capital share transactions	423,534	(832,025)	71,517	176,091	1,518,745	(488,260)

Total (decrease) increase in net assets	(2,615,739)	(1,161,505)	(1,258,445)	204,291	(2,166,658)	1,886,071
Net assets:
Beginning of period	9,429,353	10,590,858	4,447,444	4,243,153	11,465,137	9,579,066

End of period	$6,813,614	$9,429,353	$3,188,999	$4,447,444	$9,298,479	$11,465,137

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

260 American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$24,287	$44,268	$235,338	$480,125	$6,502	$34,510
Net realized gain (loss)	(23,895)	410,057	1,718,201	3,512,628	(8,764)	357,845
Net unrealized (depreciation) appreciation	(467,382)	(139,980)	(10,133,272)	4,888,658	(68,044)	(342,815)

Net (decrease) increase in net assets resulting from operations	(466,990)	314,345	(8,179,733)	8,881,411	(70,306)	49,540

Distributions paid to shareholders	(421,092)	(90,172)	(3,562,421)	(915,114)	(145,919)	(14,532)
Net capital share transactions	234,027	(14,968)	1,558,429	(3,505,347)	130,423	(1,112,349)

Total (decrease) increase in net assets	(654,055)	209,205	(10,183,725)	4,460,950	(85,802)	(1,077,341)
Net assets:
Beginning of period	2,383,655	2,174,450	42,952,485	38,491,535	378,542	1,455,883

End of period	$1,729,600	$2,383,655	$32,768,760	$42,952,485	$292,740	$378,542

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund[2]
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$17,933	$32,730	$252,195	$496,078	$3,446	$4,583
Net realized gain (loss)	9,257	44,998	986,809	2,982,523	48,346	24,122
Net unrealized (depreciation) appreciation	(141,754)	81,302	(6,024,569)	990,457	(126,736)	17,602

Net (decrease) increase in net assets resulting from operations	(114,564)	159,030	(4,785,565)	4,469,058	(74,944)	46,307

Distributions paid to shareholders	(11,814)	(29,764)	(2,842,521)	(1,541,316)	(2,232)	(29,247)
Net capital share transactions	79,461	(81,691)	1,887,171	(1,879,473)	(14,722)	(4,816)

Total (decrease) increase in net assets	(46,917)	47,575	(5,740,915)	1,048,269	(91,898)	12,244
Net assets:
Beginning of period	1,144,527	1,096,952	30,705,920	29,657,651	467,376	455,132

End of period	$1,097,610	$1,144,527	$24,965,005	$30,705,920	$375,478	$467,376

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 261

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$157,784	$215,953	$19,331	$42,586	$25,270	$47,176
Net realized gain (loss)	(417,939)	129,232	(60,050)	16,012	(12,378)	7,485
Net unrealized (depreciation) appreciation	(1,000,538)	(353,151)	(274,177)	(168,792)	(138,657)	21,386

Net (decrease) increase in net assets resulting from operations	(1,260,693)	(7,966)	(314,896)	(110,194)	(125,765)	76,047

Distributions paid to shareholders	(192,664)	(687,442)	(30,830)	(91,748)	(9,523)	(43,416)
Net capital share transactions	(764,324)	2,474,568	(157,566)	(51,795)	(67,271)	152,225

Total (decrease) increase in net assets	(2,217,681)	1,779,160	(503,292)	(253,737)	(202,559)	184,856
Net assets:
Beginning of period	13,186,579	11,407,419	2,085,008	2,338,745	1,052,435	867,579

End of period	$10,968,898	$13,186,579	$1,581,716	$2,085,008	$849,876	$1,052,435

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$577	$1,555	$(188)	$(1,883)	$22,007	$26,482
Net realized gain (loss)	(4,710)	(90)	–	– [5]	(69,733)	(5,219)
Net unrealized (depreciation) appreciation	(4,808)	(2,808)	(77)	(4)	(89,611)	(36,820)

Net (decrease) increase in net assets resulting from operations	(8,941)	(1,343)	(265)	(1,887)	(137,337)	(15,557)

Distributions paid to shareholders	(499)	(13,157)	–	–	(7,653)	(209,728)
Net capital share transactions	(231,905)	29,279	91,611	(41,201)	(378,884)	236,927

Total (decrease) increase in net assets	(241,345)	14,779	91,346	(43,088)	(523,874)	11,642
Net assets:
Beginning of period	334,398	319,619	332,661	375,749	2,165,299	2,153,657

End of period	$93,053	$334,398	$424,007	$332,661	$1,641,425	$2,165,299

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

262 American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$(701)	$(392)	$198	$2,984	$430	$3,320
Net realized gain (loss)	115,020	93,312	24,607	654	94,661	15,848
Net unrealized (depreciation) appreciation	(248,547)	(21,491)	(50,405)	(10,287)	(129,804)	38,411

Net (decrease) increase in net assets resulting from operations	(134,228)	71,429	(25,600)	(6,649)	(34,713)	57,579

Distributions paid to shareholders	(85,304)	(27,384)	(3,368)	(931)	(3,925)	(6,019)
Net capital share transactions	93,951	(11,898)	583	(654)	(12,730)	(34,883)

Total (decrease) increase in net assets	(125,581)	32,147	(28,385)	(8,234)	(51,368)	16,677
Net assets:
Beginning of period	596,593	564,446	161,335	169,569	373,037	356,360

End of period	$471,012	$596,593	$132,950	$161,335	$321,669	$373,037

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$3,136	$23,938	$2,464	$29,121
Net realized gain (loss)	264,857	49,377	285,155	133,738
Net unrealized (depreciation) appreciation	(688,405)	292,194	(687,005)	169,648

Net (decrease) increase in net assets resulting from operations	(420,412)	365,509	(399,386)	332,507

Distributions paid to shareholders	(74,065)	(68,168)	(121,640)	(38,227)
Net capital share transactions	8,625	(64,385)	(6,522)	(254,031)

Total (decrease) increase in net assets	(485,852)	232,956	(527,548)	40,249
Net assets:
Beginning of period	2,667,572	2,434,616	2,819,020	2,778,771

End of period	$2,181,720	$2,667,572	$2,291,472	$2,819,020

1 Unaudited.

2 Formerly Global Balanced Fund.

3 Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series 263

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily exchange-traded options and futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund (formerly Global Balanced Fund) – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

264 American Funds Insurance Series

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund – To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash – Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income – Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series 265

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

266 American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2022 (dollars in thousands):

American Funds Insurance Series 267

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$1,692,534	$–	$–		$1,692,534
Health care	1,141,809	–	–		1,141,809
Consumer discretionary	1,014,034	–	–		1,014,034
Consumer staples	601,888	–	–		601,888
Financials	591,871	–	–	*	591,871
Communication services	323,718	–	–		323,718
Industrials	322,261	–	–		322,261
Energy	210,349	–	–	*	210,349
Materials	180,570	–	–		180,570
Real estate	26,276	–	–		26,276
Utilities	9,456	–	–		9,456
Preferred securities	104,021	–	–		104,021
Short-term securities	650,104	–	–		650,104

Total	$6,868,891	$–	$–	*	$6,868,891

*Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$568,036	$25,309	$1,093	$594,438
Industrials	476,093	–	–	476,093
Consumer discretionary	455,457	–	–	455,457
Health care	430,498	–	–	430,498
Financials	198,106	33,624	–	231,730
Materials	109,673	–	–	109,673
Consumer staples	89,696	–	–	89,696
Real estate	61,385	–	–	61,385
Communication services	61,038	–	–	61,038
Utilities	49,053	–	–	49,053
Energy	12,301	–	18,936	31,237
Preferred securities	5,942	–	20,705	26,647
Rights & warrants	–	13,750	–	13,750
Short-term securities	365,897	–	–	365,897

Total	$2,883,175	$72,683	$40,734	$2,996,592

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2022

Investment securities	$44,963	$–	$–	$–	$–	$(4,229)	$–	$40,734

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$(4,229)

* Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

† Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

268 American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
			Price/Cash flow multiple	6.1x	6.1x	Increase
Common stocks	$20,029	Market comparable	DLOM	16%	16%	Decrease
		companies	EV/Sales multiple	7.0x	7.0x	Increase
		Transaction price	N/A	N/A	N/A	N/A
			EV/Sales multiple	7.0x - 15.2x	12.8x	Increase
Preferred securities	20,705	Market comparable companies	Net adjustment based on market comparables movement (decrease)	34%	34%	Decrease
			DLOM	10%	10%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
Total	$40,734

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,394,599	$–	$6,000	$6,400,599
Consumer discretionary	5,899,258	–	–	5,899,258
Health care	4,781,239	–	44,928	4,826,167
Communication services	4,639,224	–	–	4,639,224
Industrials	2,548,431	–	–	2,548,431
Financials	1,934,608	–	–	1,934,608
Energy	1,548,263	–	–	1,548,263
Materials	803,087	–	–	803,087
Consumer staples	684,760	–	–	684,760
Utilities	131,355	–	–	131,355
Real estate	34,023	–	–	34,023
Preferred securities	21,266	–	37,835	59,101
Convertible bonds & notes	–	–	7,084	7,084
Short-term securities	1,628,284	–	–	1,628,284

Total	$31,048,397	$–	$95,847	$31,144,244

American Funds Insurance Series 269

International Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Industrials	$893,966	$–	$ –		$893,966
Information technology	769,459	–	7,357		776,816
Financials	773,846	–	–		773,846
Health care	753,412	–	–		753,412
Energy	651,793	–	–		651,793
Materials	628,737	–	–		628,737
Consumer discretionary	603,139	–	–		603,139
Consumer staples	305,783	–	–		305,783
Communication services	238,436	–	–	*	238,436
Utilities	152,530	–	–		152,530
Real estate	46,413	–	–		46,413
Preferred securities	52,526	–	673		53,199
Rights & warrants	–	16,702	–		16,702
Short-term securities	981,097	–	–		981,097

Total	$6,851,137	$16,702	$8,030		$6,875,869

*Amount less than one thousand.

New World Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$499,539	$–	$588		$500,127
Financials	381,073	–	–	*	381,073
Health care	372,282	–	–		372,282
Consumer discretionary	335,566	–	–	*	335,566
Industrials	283,135	–	–		283,135
Materials	247,617	–	–	*	247,617
Consumer staples	217,659	–	–	*	217,659
Communication services	155,041	–	–	*	155,041
Energy	134,793	2,515	–	*	137,308
Real estate	53,460	–	–		53,460
Utilities	49,418	–	–		49,418
Preferred securities	18,576	–	11,241		29,817
Rights & warrants	58	668	–		726
Bonds, notes & other debt instruments	–	103,688	–		103,688
Short-term securities	323,608	–	–		323,608

Total	$3,071,825	$106,871	$11,829		$3,190,525

	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$160	$–	$–		$160
Unrealized appreciation on open forward currency contracts	–	40	–		40
Liabilities:
Unrealized depreciation on futures contracts	(118)	–	–		(118)
Unrealized depreciation on open forward currency contracts	–	(1)	–		(1)

Total	$42	$39	$–		$81

*Amount less than one thousand.

†Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 1.

270 American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$292,238	$–	$–		$292,238
Financials	247,908	–	–	*	247,908
Health care	228,402	–	–		228,402
Industrials	183,901	–	–		183,901
Consumer discretionary	155,507	–	–		155,507
Consumer staples	131,250	–	–		131,250
Energy	104,884	2,338	–	*	107,222
Materials	106,750	–	–		106,750
Communication services	93,171	–	–	*	93,171
Utilities	50,071	478	–		50,549
Real estate	33,321	–	–		33,321
Preferred securities	7,949	–	–		7,949
Convertible stocks	2,354	–	–		2,354
Convertible bonds & notes	–	1,058	–		1,058
Bonds, notes & other debt instruments	–	5,745	–		5,745
Short-term securities	92,892	–	–		92,892

Total	$1,730,598	$9,619	$–	*	$1,740,217

*Amount less than one thousand.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,492,561	$–	$–	$6,492,561
Health care	4,256,632	–	–	4,256,632
Industrials	3,988,247	–	–	3,988,247
Communication services	3,126,720	–	–	3,126,720
Financials	3,042,614	–	–	3,042,614
Consumer discretionary	2,606,142	–	–	2,606,142
Consumer staples	1,756,134	–	–	1,756,134
Energy	1,690,089	–	–	1,690,089
Utilities	1,037,932	–	–	1,037,932
Materials	966,570	–	–	966,570
Real estate	723,852	–	–	723,852
Convertible stocks	391,787	–	–	391,787
Bonds, notes & other debt instruments	–	6,325	–	6,325
Short-term securities	2,417,903	425,733	–	2,843,636

Total	$32,497,183	$432,058	$–	$32,929,241

American Funds Insurance Series 271

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$44,250	$–	$–	*	$44,250
Consumer staples	36,462	–	–	*	36,462
Information technology	33,632	103	–		33,735
Consumer discretionary	32,879	–	–		32,879
Industrials	31,694	–	–		31,694
Health care	28,992	–	–		28,992
Energy	15,306	1,592	–	*	16,898
Communication services	14,390	–	–	*	14,390
Materials	13,679	–	–	*	13,679
Utilities	7,585	–	–		7,585
Real estate	6,674	–	–		6,674
Preferred securities	1,908	–	–		1,908
Short-term securities	22,923	–	–		22,923

Total	$290,374	$1,695	$–	*	$292,069

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$1	$–	$1

*Amount less than one thousand.

†Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$135,409	$–	$ –	*	$135,409
Consumer staples	113,314	–	–		113,314
Health care	95,650	–	–		95,650
Information technology	88,228	–	–		88,228
Utilities	73,457	424	–		73,881
Real estate	73,764	–	–		73,764
Industrials	65,600	–	–		65,600
Energy	57,300	–	–	*	57,300
Communication services	35,852	–	–		35,852
Consumer discretionary	29,927	–	–		29,927
Materials	29,743	–	–		29,743
Preferred securities	506	–	–		506
Rights & warrants	4	–	–		4
Convertible stocks	7,131	–	–		7,131
Investment funds	28,752	–	–		28,752
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	103,892	–		103,892
Mortgage-backed obligations	–	68,366	88		68,454
Corporate bonds, notes & loans	–	20,102	–		20,102
Asset-backed obligations	–	7,504	–		7,504
Bonds & notes of governments & government agencies outside the U.S.	–	762	–		762
Municipals	–	240	–		240
Short-term securities	112,559	–	–		112,559

Total	$947,196	$201,290	$88		$1,148,574

Refer to the next page for footnote.

272 American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 15	$ –	$–	$ 15
Unrealized appreciation on centrally cleared interest rate swaps	–	1,757	–	1,757
Liabilities:
Unrealized depreciation on futures contracts	(1,042)	–	–	(1,042)
Unrealized depreciation on centrally cleared credit default swaps	–	(359)	–	(359)

Total	$(1,027)	$1,398	$–	$ 371

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Health care	$2,907,291	$–	$18,782		$2,926,073
Information technology	2,577,874	–	–		2,577,874
Financials	2,398,345	–	2,061		2,400,406
Consumer discretionary	1,953,699	–	–		1,953,699
Consumer staples	1,478,465	–	–		1,478,465
Industrials	1,406,108	–	–		1,406,108
Communication services	1,270,617	–	–		1,270,617
Materials	1,041,138	–	–		1,041,138
Energy	856,580	–	46		856,626
Real estate	561,840	–	–		561,840
Utilities	228,577	–	–		228,577
Preferred securities	–	–	144		144
Rights & warrants	–	–	–	*	–	*
Convertible stocks	–	–	50,000		50,000
Investment funds	1,393,740	–	–		1,393,740
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	2,010,085	–		2,010,085
Mortgage-backed obligations	–	1,677,030	–		1,677,030
Corporate bonds, notes & loans	–	1,491,998	6,038		1,498,036
Asset-backed obligations	–	358,128	5,755		363,883
Bonds & notes of governments & government agencies outside the U.S.	–	38,798	–		38,798
Municipals	–	37,718	–		37,718
Short-term securities	2,396,242	–	–		2,396,242

Total	$20,470,516	$5,613,757	$82,826		$26,167,099

	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$ 7,611	$ –	$–		$ 7,611
Unrealized appreciation on centrally cleared credit default swaps	–	1,848	–		1,848
Liabilities:
Unrealized depreciation on futures contracts	(3,501)	–	–		(3,501)

Total	$ 4,110	$1,848	$–		$ 5,958

*Amount less than one thousand.

†Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series 273

American Funds Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$34,013	$–	$–	$34,013
Health care	29,389	–	–	29,389
Industrials	29,122	–	–	29,122
Information technology	27,928	–	–	27,928
Utilities	20,693	–	–	20,693
Consumer staples	19,214	–	–	19,214
Communication services	13,797	–	–	13,797
Energy	13,157	–	–	13,157
Materials	13,056	–	–	13,056
Consumer discretionary	9,370	–	–	9,370
Real estate	7,949	–	–	7,949
Preferred securities	1,412	–	–	1,412
Convertible stocks	397	–	–	397
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	54,288	–	54,288
Bonds & notes of governments & government agencies outside the U.S.	–	52,832	–	52,832
Corporate bonds, notes & loans	–	20,236	–	20,236
Mortgage-backed obligations	–	8,956	–	8,956
Asset-backed obligations	–	1,627	–	1,627
Municipals	–	143	–	143
Short-term securities	15,272	8,995	–	24,267

Total	$234,769	$147,077	$–	$381,846

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$48	$–	$–	$48
Unrealized appreciation on open forward currency contracts	–	103	–	103
Unrealized appreciation on centrally cleared interest rate swaps	–	7	–	7
Liabilities:
Unrealized depreciation on futures contracts	(82)	–	–	(82)
Unrealized depreciation on open forward currency contracts	–	(459)	–	(459)
Unrealized depreciation on centrally cleared interest rate swaps	–	(654)	–	(654)
Unrealized depreciation on centrally cleared credit default swaps	–	(80)	–	(80)

Total	$(34)	$(1,083)	$–	$(1,117)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$3,779,119	$ –	$3,779,119
Corporate bonds, notes & loans	–	3,680,622	–	3,680,622
Mortgage-backed obligations	–	2,445,028	1,490	2,446,518
Asset-backed obligations	–	477,724	8,337	486,061
Municipals	–	178,538	–	178,538
Bonds & notes of governments & government agencies outside the U.S.	–	138,829	–	138,829
Federal agency bonds & notes	–	11,502	–	11,502
Short-term securities	2,002,964	–	–	2,002,964

Total	$2,002,964	$10,711,362	$9,827	$12,724,153

274 American Funds Insurance Series

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$11,018	$–	$–	$11,018
Unrealized appreciation on open forward currency contracts	–	293	–	293
Unrealized appreciation on centrally cleared interest rate swaps	–	13,225	–	13,225
Unrealized appreciation on centrally cleared credit default swaps	–	8,754	–	8,754
Liabilities:
Unrealized depreciation on futures contracts	(25,935)	–	–	(25,935)
Unrealized depreciation on open forward currency contracts	–	(470)	–	(470)
Unrealized depreciation on centrally cleared interest rate swaps	–	(2,838)	–	(2,838)

Total	$(14,917)	$18,964	$–	$4,047

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$–	$269,416	$ –	$269,416
Japanese yen	–	134,479	–	134,479
Chinese yuan renminbi	–	52,346	–	52,346
British pounds	–	50,066	–	50,066
Canadian dollars	–	38,056	–	38,056
Mexican pesos	–	36,030	–	36,030
Danish kroner	–	33,493	–	33,493
Australian dollars	–	32,740	–	32,740
Colombian pesos	–	15,808	–	15,808
Indonesian rupiah	–	10,794	–	10,794
Malaysian ringgits	–	8,811	–	8,811
Brazilian reais	–	8,573	–	8,573
Chilean pesos	–	7,667	–	7,667
South Korean won	–	7,495	–	7,495
Polish zloty	–	5,053	–	5,053
Russian rubles	–	4,830	–	4,830
South African rand	–	3,073	–	3,073
Peruvian nuevos soles	–	1,382	–	1,382
Indian rupees	–	1,148	–	1,148
Hungarian forints	–	1,032	–	1,032
Romanian leu	–	962	–	962
Ukrainian hryvnia	–	634	–	634
Norwegian kroner	–	620	–	620
U.S. dollars	–	793,574	637	794,211
Preferred securities	–	–	15	15
Common stocks	289	–	3	292
Short-term securities	100,175	–	–	100,175

Total	$100,464	$1,518,082	$655	$1,619,201

American Funds Insurance Series 275

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$933	$–	$–	$933
Unrealized appreciation on open forward currency contracts	–	6,655	–	6,655
Unrealized appreciation on centrally cleared interest rate swaps	–	33	–	33
Unrealized appreciation on centrally cleared credit default swaps	–	3,014	–	3,014
Liabilities:
Unrealized depreciation on futures contracts	(2,216)	–	–	(2,216)
Unrealized depreciation on open forward currency contracts	–	(4,636)	–	(4,636)
Unrealized depreciation on centrally cleared interest rate swaps	–	(9,273)	–	(9,273)

Total	$(1,283)	$(4,207)	$–	$(5,490)

* Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$–	$763,380	$3,830	$767,210
Mortgage-backed obligations	–	–	631	631
Asset-backed obligations	–	129	–	129
Convertible bonds & notes	–	430	79	509
Convertible stocks	320	473	–	793
Common stocks	11,236	1,794	26,150	39,180
Preferred securities	–	2,295	326	2,621
Rights & warrants	316	1,293	7	1,616
Short-term securities	22,060	–	–	22,060

Total	$33,932	$769,794	$31,023	$834,749

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$73	$ –	$–	$73
Unrealized appreciation on centrally cleared credit default swaps	–	421	–	421

Total	$73	$421	$–	$494

1 Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2022

Investment securities	$40,411	$–	$938	$(11,070)	$879	$(135)	$–	$31,023

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2022								$ 1,383

2 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

3 Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

276 American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Estimated recovery	Expected proceeds	N/A	N/A	N/A
		value	Vendor price	N/A	N/A	N/A
Bonds, notes & other		Yield analysis	Yield	11.7% - 13.4%	12.7%	Decrease
debt instruments	$4,461
			N/A	N/A	N/A	N/A
		Transaction price	Net adjustment based on market comparables movement (decrease)	10%	10%	Decrease
Convertible bonds &	79	Transaction price	N/A	N/A	N/A	N/A
notes
			N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
		Estimated recovery value	Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
			EV/EBITDA multiple	2.0x - 4.8x	3.1x	Increase
Common stocks	26,150	Market comparable companies	EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			DLOM	18%	18%	Decrease
			Broker quote	N/A	N/A	N/A
		Recent market	Quoted price	N/A	N/A	N/A
		information	Corporate action terms	N/A	N/A	N/A
			DLOM	15%	15%	Decrease
Preferred securities	326	Market comparable	EV/EBITDA multiple	3.5x	3.5x	Increase
		companies	DLOM	30%	30%	Decrease
Rights & warrants	7	Recent market information	Broker quote	N/A	N/A	N/A
Total	$31,023

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series 277

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$68,996	$–	$68,996
U.S. Treasury bonds & notes	–	14,204	–	14,204
Asset-backed obligations	–	4,040	–	4,040
Bonds & notes of governments & government agencies outside the U.S.	–	515	–	515
Federal agency bonds & notes	–	248	–	248
Short-term securities	–	50,370	–	50,370

Total	$–	$138,373	$–	$138,373

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$40	$–	$–	$40
Unrealized appreciation on centrally cleared interest rate swaps	–	670	–	670
Liabilities:
Unrealized depreciation on futures contracts	(134)	–	–	(134)

Total	$(94)	$670	$–	$576

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$761,452	$–	$761,452
U.S. Treasury bonds & notes	–	610,788	–	610,788
Federal agency bonds & notes	–	123,778	–	123,778
Short-term securities	–	717,264	–	717,264

Total	$–	$2,213,282	$–	$2,213,282

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$11,906	$–	$–	$11,906
Unrealized appreciation on centrally cleared interest rate swaps	–	23,368	–	23,368
Liabilities:
Unrealized depreciation on futures contracts	(17,662)	–	–	(17,662)
Unrealized depreciation on centrally cleared interest rate swaps	–	(16,563)	–	(16,563)

Total	$(5,756)	$6,805	$–	$1,049

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

278 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Insurance Series 279

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

280 American Funds Insurance Series

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series 281

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk – As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

282 American Funds Insurance Series

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

American Funds Insurance Series 283

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$27,348	$20,453	$ 8,325	$18,408
Global Small Capitalization Fund	96,178	85,345	17,353	76,811
Growth Fund	78,405	81,118	–	73,006
International Fund	71,916	74,745	–	67,270
New World Fund	14,516	8,405	7,205	7,565
Washington Mutual Investors Fund	81,124	55,623	27,526	50,061
Capital World Growth and Income Fund	16,355	15,435	1,643	13,891
Growth-Income Fund	171,950	178,358	–	160,522
International Growth and Income Fund	2,221	1,413	953	1,272
Capital Income Builder	13,384	14,030	–	12,627
Asset Allocation Fund	53,318	55,304	–	49,774
American Funds Global Balanced Fund	3,814	4,005	–	3,605

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

284 American Funds Insurance Series

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2022, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $63,000 and $1,796,000, respectively, which would represent less than 0.01%, less than 0.01% and 0.21%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts – The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series 285

Swap contracts – Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps – Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

286 American Funds Insurance Series

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 25,832	$ 4,557		Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	446		Not applicable	Not applicable
Capital Income Builder	Not applicable	59,371	98	*	$ 23,038	$ 4,064
Asset Allocation Fund	Not applicable	2,047,465	Not applicable		Not applicable	107,883
American Funds Global Balanced Fund	Not applicable	13,454	25,586		25,429	3,760
The Bond Fund of America	Not applicable	3,268,480	116,690		419,574	113,829
Capital World Bond Fund	Not applicable	310,776	507,433		345,658	56,655
American High-Income Trust	Not applicable	35,005	Not applicable		Not applicable	13,999
American Funds Mortgage Fund	Not applicable	27,578	Not applicable		25,975	Not applicable
U.S. Government Securities Fund	Not applicable	2,474,234	Not applicable		1,677,964	Not applicable
Managed Risk Growth Fund	$487,262	136,263	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	120,077	15,697	Not applicable		Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	347,908	40,418	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,860,312	264,330	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	656,342	299,621	Not applicable		Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series 287

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2022 (dollars in thousands):

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$160	Unrealized depreciation*	$118

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	40	Unrealized depreciation on open forward currency contracts	1

			$200		$119

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$202	Net unrealized appreciation on futures contracts	$ 78

Forward currency	Currency	Net realized gain on forward currency contracts	298	Net unrealized appreciation on forward currency contracts	59

			$500		$137

International Growth and Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1	Unrealized depreciation on open forward currency contracts	$–

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$–	Net unrealized appreciation on forward currency contracts	$1

Capital Income Builder

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 15	Unrealized depreciation*	$1,042

Swap (centrally cleared)	Interest	Unrealized appreciation*	1,757	Unrealized depreciation*	–

Swap (centrally cleared)	Credit	Unrealized appreciation*	–	Unrealized depreciation*	359

			$1,772		$1,401

Refer to the end of the tables for footnotes.

288 American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(3,291)	Net unrealized depreciation on futures contracts	$(1,259)

Forward currency	Currency	Net realized gain on forward currency contracts	6	Net unrealized depreciation on forward currency contracts	(2)

Swap	Interest	Net realized gain on swap contracts	1,702	Net unrealized appreciation on swap contracts	306

Swap	Credit	Net realized loss on swap contracts	(112)	Net unrealized depreciation on swap contracts	(345)

			$(1,695)		$(1,300)

Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$7,611	Unrealized depreciation*	$3,501

Swap (centrally cleared)	Credit	Unrealized appreciation*	1,848	Unrealized depreciation*	–

			$9,459		$3,501

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$52,273	Net unrealized appreciation on futures contracts	$18,346

Swap	Credit	Net realized gain on swap contracts	159	Net unrealized appreciation on swap contracts	1,896

			$52,432		$20,242

American Funds Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 48	Unrealized depreciation*	$ 82

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	103	Unrealized depreciation on open forward currency contracts	459

Forward currency	Currency	Receivables for closed forward currency contracts	18	Payables for closed forward currency contracts	4

Swap (centrally cleared)	Interest	Unrealized appreciation*	7	Unrealized depreciation*	654

Swap (centrally cleared)	Credit	Unrealized appreciation*	–	Unrealized depreciation*	80

			$176		$1,279

Refer to the end of the tables for footnotes.

American Funds Insurance Series 289

		Net realized gain (loss)		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$367	Net unrealized depreciation on futures contracts	$(115)

Forward currency	Currency	Net realized loss on forward currency contracts	(537)	Net unrealized depreciation on forward currency contracts	(167)

Swap	Interest	Net realized gain on swap contracts	198	Net unrealized depreciation on swap contracts	(410)

Swap	Credit	Net realized gain on swap contracts	48	Net unrealized depreciation on swap contracts	(78)

			$ 76		$(770)

The Bond Fund of America

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$11,018	Unrealized depreciation*	$25,935

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	293	Unrealized depreciation on open forward currency contracts	470

Forward currency	Currency	Receivables for closed forward currency contracts	75	Payables for closed forward currency contracts	576

Swap (centrally cleared)	Interest	Unrealized appreciation*	13,225	Unrealized depreciation*	2,838

Swap (centrally cleared)	Credit	Unrealized appreciation*	8,754	Unrealized depreciation*	–

			$33,365		$29,819

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(59,525)	Net unrealized depreciation on futures contracts	$(14,940)

Forward currency	Currency	Net realized gain on forward currency contracts	1,385	Net unrealized appreciation on forward currency contracts	178

Swap	Interest	Net realized gain on swap contracts	25,750	Net unrealized appreciation on swap contracts	21,372

Swap	Credit	Net realized gain on swap contracts	2,556	Net unrealized appreciation on swap contracts	8,680

			$(29,834)		$15,290

Refer to the end of the tables for footnotes.

290 American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 933	Unrealized depreciation*	$2,216

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,655	Unrealized depreciation on open forward currency contracts	4,636

Forward currency	Currency	Receivables for closed forward currency contracts	32	Payables for closed forward currency contracts	1,476

Swap (centrally cleared)	Interest	Unrealized appreciation*	33	Unrealized depreciation*	9,273

Swap (centrally cleared)	Credit	Unrealized appreciation*	3,014	Unrealized depreciation*	–

			$10,667		$17,601

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (3,835)	Net unrealized depreciation on futures contracts	$(1,107)

Forward currency	Currency	Net realized loss on forward currency contracts	(15,990)	Net unrealized appreciation on forward currency contracts	1,537

Swap	Interest	Net realized gain on swap contracts	1,384	Net unrealized depreciation on swap contracts	(5,384)

Swap	Credit	Net realized gain on swap contracts	675	Net unrealized appreciation on swap contracts	3,096

			$(17,766)		$(1,858)

American High-Income Trust

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 73	Unrealized depreciation*	$–

Swap (centrally cleared)	Credit	Unrealized appreciation*	421	Unrealized depreciation*	–

			$494		$–

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$1,276	Net unrealized appreciation on futures contracts	$284

Swap	Credit	Net realized gain on swap contracts	326	Net unrealized appreciation on swap contracts	414

			$1,602		$698

Refer to the end of the tables for footnotes.

American Funds Insurance Series 291

American Funds Mortgage Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 40	Unrealized depreciation*	$134

Swap (centrally cleared)	Interest	Unrealized appreciation*	670	Unrealized depreciation*	–

			$710		$134

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(1,437)	Net unrealized depreciation on futures contracts	$ (98)

Swap	Interest	Net realized gain on swap contracts	3,125	Net unrealized depreciation on swap contracts	(1,705)

			$ 1,688		$(1,803)

U.S. Government Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$11,906	Unrealized depreciation*	$17,662

Swap (centrally cleared)	Interest	Unrealized appreciation*	23,368	Unrealized depreciation*	16,563

			$35,274		$34,225

		Net realized (loss) gain		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(24,700)	Net unrealized depreciation on futures contracts	$ (6,365)

Swap	Interest	Net realized gain on swap contracts	21,128	Net unrealized depreciation on swap contracts	(9,288)

			$ (3,572)		$(15,653)

Managed Risk Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 424	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	268	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	10,060	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(105)

			$10,752		$(105)

Refer to the end of the tables for footnotes.

292 American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,451)	Net unrealized appreciation on investments in unaffiliated issuers	$1,424

Futures	Currency	Net realized gain on futures contracts	612	Net unrealized appreciation on futures contracts	292

Futures	Equity	Net realized gain on futures contracts	24,631	Net unrealized appreciation on futures contracts	11,276

Futures	Interest	Net realized loss on futures contracts	(10,316)	Net unrealized depreciation on futures contracts	(6)

			$11,476		$12,986

Managed Risk International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 591	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	–	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	1,136	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(48)

			$1,727		$ (48)

		Net realized (loss) gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (910)	Net unrealized appreciation on investments in unaffiliated issuers	$ 948

Futures	Currency	Net realized gain on futures contracts	–	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized gain on futures contracts	7,974	Net unrealized appreciation on futures contracts	22

Futures	Interest	Net realized loss on futures contracts	(2,349)	Net unrealized appreciation on futures contracts	1,449

			$4,715		$2,419

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 842	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	144	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	3,774	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(70)

			$4,760		$(70)

Refer to the end of the tables for footnotes.

American Funds Insurance Series 293

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(2,423)	Net unrealized appreciation on investments in unaffiliated issuers	$1,000

Futures	Currency	Net realized gain on futures contracts	186	Net unrealized appreciation on futures contracts	149

Futures	Equity	Net realized gain on futures contracts	9,391	Net unrealized appreciation on futures contracts	3,844

Futures	Interest	Net realized loss on futures contracts	(5,062)	Net unrealized depreciation on futures contracts	(42)

			$ 2,092		$4,951

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$11,543	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	1,057	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	26,222	Unrealized depreciation*	(16)

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(524)

			$38,822		$(540)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(28,252)	Net unrealized appreciation on investments in unaffiliated issuers	$19,619

Futures	Currency	Net realized gain on futures contracts	1,821	Net unrealized appreciation on futures contracts	1,066

Futures	Equity	Net realized gain on futures contracts	41,017	Net unrealized appreciation on futures contracts	26,824

Futures	Interest	Net realized loss on futures contracts	(34,975)	Net unrealized depreciation on futures contracts	(463)

			$(20,389)		$47,046

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 1,138	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	651	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	23,290	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(371)

			$25,079		$(371)

Refer to the end of the tables for footnotes.

294 American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (3,697)	Net unrealized appreciation on investments in unaffiliated issuers	$ 781

Futures	Currency	Net realized gain on futures contracts	1,188	Net unrealized appreciation on futures contracts	660

Futures	Equity	Net realized gain on futures contracts	28,524	Net unrealized appreciation on futures contracts	23,415

Futures	Interest	Net realized loss on futures contracts	(38,673)	Net unrealized depreciation on futures contracts	(264)

			$(12,658)		$24,592

*

Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

†	Includes options purchased as reported in the fund’s investment portfolio.

Collateral – Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

New World Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Standard Chartered Bank	$35	$–	$–	$–	$35
UBS AG	5	–	–	–	5

Total	$40	$–	$–	$–	$40

Liabilities:
Citibank	$1	$–	$–	$–	$1

Refer to the end of the tables for footnote.

American Funds Insurance Series 295

International Growth and Income Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
JPMorgan Chase	$1	$–	$–	$–	$1

American Funds Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 20	$(20)	$–	$–	$ –
Barclays Bank PLC	11	–	–	–	11
BNP Paribas	1	(1)	–	–	–
Citibank	74	(1)	–	–	73
Morgan Stanley	14	(14)	–	–	–
Standard Chartered Bank	1	(1)	–	–	–

Total	$121	$(37)	$–	$–	$84

Liabilities:
Bank of America	$ 44	$(20)	$–	$–	$ 24
Bank of New York Mellon	1	–	–	–	1
BNP Paribas	282	(1)	–	–	281
Citibank	1	(1)	–	–	–
HSBC Bank	14	–	–	–	14
JPMorgan Chase	3	–	–	–	3
Morgan Stanley	23	(14)	–	–	9
Standard Chartered Bank	95	(1)	–	–	94

Total	$463	$(37)	$–	$–	$426

The Bond Fund of America
		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 96	$ –	$ –	$–	$ 96
Bank of New York Mellon	65	–	–	–	65
Citibank	94	(94)	–	–	–
Standard Chartered Bank	11	–	–	–	11
UBS AG	102	(30)	–	–	72

Total	$ 368	$(124)	$ –	$–	$244

Liabilities:
Citibank	$648	$ (94)	$(554)	$–	$ –
JPMorgan Chase	323	–	(323)	–	–
Morgan Stanley	45	–	–	–	45
UBS AG	30	(30)	–	–	–

Total	$1,046	$(124)	$(877)	$–	$ 45

Refer to the end of the tables for footnote.

296 American Funds Insurance Series

Capital World Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 503	$ (503)	$ –	$ –	$ –
BNP Paribas	91	(91)	–	–	–
Citibank	5,133	(2,333)	–	(2,800)	–
Goldman Sachs	27	(27)	–	–	–
HSBC Bank	253	(42)	–	(211)	–
JPMorgan Chase	75	(75)	–	–	–
Morgan Stanley	75	(75)	–	–	–
Standard Chartered Bank	291	–	–	(291)	–
UBS AG	239	(239)	–	–	–

Total	$6,687	$(3,385)	$ –	$(3,302)	$ –

Liabilities:
Bank of America	$ 957	$ (503)	$ (364)	$ –	$ 90
BNP Paribas	712	(91)	(585)	–	36
Citibank	2,333	(2,333)	–	–	–
Goldman Sachs	477	(27)	(450)	–	–
HSBC Bank	42	(42)	–	–	–
JPMorgan Chase	788	(75)	(659)	–	54
Morgan Stanley	269	(75)	(194)	–	–
UBS AG	534	(239)	(295)	–	–

Total	$6,112	$(3,385)	$(2,547)	$ –	$180

    *Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$ 353	$634	$ 64
Growth Fund	318	22	22
New World Fund	175	99	14
Growth-Income Fund	3,322	472	292
International Growth and Income Fund	430	104	35
Asset Allocation Fund	32	106	9

American Funds Insurance Series 297

The reclaims and interest are included in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2021:
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
As of June 30, 2022:
Gross unrealized appreciation on investments	2,448,406	597,292	12,379,772	1,198,573	706,493	1,823,766
Gross unrealized depreciation on investments	(638,501)	(427,229)	(2,828,654)	(840,515)	(322,914)	(598,946)
Net unrealized appreciation (depreciation) on investments	1,809,905	170,063	9,551,118	358,058	383,579	1,224,820
Cost of investments	5,058,986	2,826,529	21,593,126	6,517,811	2,807,027	8,113,297

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2021:
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	–	–	–	–	–	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	–	2,509,013	1,947
Capital loss carryforward†	–	–	–	(20,560)	–	–
As of June 30, 2022:
Gross unrealized appreciation on investments	376,239	10,839,281	28,959	149,820	5,492,943	24,473
Gross unrealized depreciation on investments	(237,923)	(1,593,886)	(53,837)	(56,954)	(1,818,032)	(33,439)
Net unrealized appreciation (depreciation) on investments	138,316	9,245,395	(24,878)	92,866	3,674,911	(8,966)
Cost of investments	1,601,901	23,683,846	316,947	1,055,905	22,499,906	389,620
Refer to the end of the tables for footnotes.

298 American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High- Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2021:
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$–	$7,641
Undistributed long-term capital gains	97,219	26,459	–	–	–	–
Capital loss carryforward†	–	–	(247,812)	(496)	(1)	(14,302)
As of June 30, 2022:
Gross unrealized appreciation on investments	59,647	13,030	23,164	1,110	14	40,623
Gross unrealized depreciation on investments	(807,938)	(286,726)	(133,062)	(2,819)	(89)	(96,426)
Net unrealized appreciation (depreciation) on investments	(748,291)	(273,696)	(109,898)	(1,709)	(75)	(55,803)
Cost of investments	13,481,793	1,887,532	945,135	140,652	416,305	2,270,134

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2021:
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	–	–	50,937	87,163
Capital loss carryforward†	–	(12,234)	(23,718)	–	–
As of June 30, 2022:
Gross unrealized appreciation on investments	10,369	1,527	3,992	29,568	23,941
Gross unrealized depreciation on investments	(129,403)	(35,664)	(53,343)	(150,797)	(159,840)
Net unrealized appreciation (depreciation) on investments	(119,034)	(34,137)	(49,351)	(121,229)	(135,899)
Cost of investments	580,496	164,663	365,091	2,259,173	2,397,331

*	This deferral is considered incurred in the subsequent year.
†

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$16,651	$361,119	$377,770	$23,870	$193,074	$216,944
Class 1A	67	1,617	1,684	55	645	700
Class 2	15,933	386,947	402,880	15,210	221,402	236,612
Class 4	2,452	66,240	68,692	1,339	30,748	32,087

Total	$35,103	$815,923	$851,026	$40,474	$445,869	$486,343

American Funds Insurance Series 299

Global Small Capitalization Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 47,544	$285,173	$ 332,717	$–	$ 55,655	$ 55,655
Class 1A	209	1,252	1,461	–	39	39
Class 2	94,748	568,298	663,046	–	60,246	60,246
Class 4	13,417	80,475	93,892	–	7,215	7,215

Total	$155,918	$935,198	$1,091,116	$–	$123,155	$123,155

Growth Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$252,019	$1,912,725	$2,164,744	$181,380	$2,073,422	$2,254,802
Class 1A	3,042	23,411	26,453	701	9,031	9,732
Class 2	274,301	2,152,577	2,426,878	167,439	2,610,409	2,777,848
Class 3	3,618	28,163	31,781	2,435	35,107	37,542
Class 4	42,175	340,245	382,420	17,483	340,551	358,034

Total	$575,155	$4,457,121	$5,032,276	$369,438	$5,068,520	$5,437,958

International Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$44,035	$448,918	$ 492,953	$131,730	$–	$131,730
Class 1A	133	1,398	1,531	281	–	281
Class 2	42,435	450,228	492,663	105,815	–	105,815
Class 3	209	2,195	2,404	545	–	545
Class 4	4,760	52,350	57,110	10,725	–	10,725

Total	$91,572	$955,089	$1,046,661	$249,096	$–	$249,096

New World Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$42,143	$129,123	$171,266	$26,785	$ 78,257	$105,042
Class 1A	232	724	956	77	273	350
Class 2	19,672	61,661	81,333	9,450	36,498	45,948
Class 4	17,555	56,063	73,618	5,794	28,566	34,360

Total	$79,602	$247,571	$327,173	$42,106	$143,594	$185,700

300 American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$256,710	$1,068,126	$1,324,836	$104,666	$–	$104,666
Class 1A	2,492	10,665	13,157	2,211	–	2,211
Class 2	131,174	551,636	682,810	46,652	–	46,652
Class 4	46,410	196,768	243,178	12,620	–	12,620

Total	$436,786	$1,827,195	$2,263,981	$166,149	$–	$166,149

Capital World Growth and Income Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$20,817	$109,599	$130,416	$14,543	$16,997	$31,540
Class 1A	223	1,188	1,411	99	67	166
Class 2	38,548	205,827	244,375	20,948	29,988	50,936
Class 4	7,015	37,875	44,890	3,094	4,436	7,530

Total	$66,603	$354,489	$421,092	$38,684	$51,488	$90,172

Growth-Income Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$344,468	$1,754,172	$2,098,640	$328,564	$239,575	$568,139
Class 1A	472	2,464	2,936	308	185	493
Class 2	204,025	1,071,265	1,275,290	164,258	145,765	310,023
Class 3	2,195	11,428	13,623	1,864	1,578	3,442
Class 4	26,915	145,017	171,932	16,599	16,418	33,017

Total	$578,075	$2,984,346	$3,562,421	$511,593	$403,521	$915,114

International Growth and Income Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 16	$ 6,104	$ 6,120	$ 4,585	$–	$ 4,585
Class 1A	12	2,108	2,120	140	–	140
Class 2	459	81,276	81,735	6,218	–	6,218
Class 4	267	55,677	55,944	3,589	–	3,589

Total	$754	$145,165	$145,919	$14,532	$–	$14,532

Capital Income Builder
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,604	$–	$6,604	$16,222	$–	$16,222
Class 1A	99	–	99	218	–	218
Class 2	129	–	129	315	–	315
Class 4	4,982	–	4,982	13,009	–	13,009

Total	$11,814	$–	$11,814	$29,764	$–	$29,764

American Funds Insurance Series 301

Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$207,234	$1,525,081	$1,732,315	$424,814	$579,353	$1,004,167
Class 1A	275	2,098	2,373	423	457	880
Class 2	57,602	440,697	498,299	108,045	154,751	262,796
Class 3	385	2,914	3,299	717	976	1,693
Class 4	67,986	538,249	606,235	107,752	164,028	271,780

Total	$333,482	$2,509,039	$2,842,521	$641,751	$899,565	$1,541,316

American Funds Global Balanced Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 72	$ 498	$ 570	$1,680	$ 6,058	$ 7,738
Class 1A	2	13	15	45	189	234
Class 2	123	850	973	2,431	10,638	13,069
Class 4	85	589	674	1,305	6,901	8,206

Total	$282	$1,950	$2,232	$5,461	$23,786	$29,247

The Bond Fund of America
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$60,944	$60,668	$121,612	$301,454	$133,858	$435,312
Class 1A	1,716	1,700	3,416	408	193	601
Class 2	26,337	27,763	54,100	138,464	69,578	208,042
Class 4	6,423	7,113	13,536	28,710	14,777	43,487

Total	$95,420	$97,244	$192,664	$469,036	$218,406	$687,442

Capital World Bond Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,151	$11,752	$13,903	$34,401	$10,279	$44,680
Class 1A	3	20	23	34	7	41
Class 2	2,087	13,752	15,839	33,715	10,855	44,570
Class 4	120	945	1,065	1,845	612	2,457

Total	$4,361	$26,469	$30,830	$69,995	$21,753	$91,748

302 American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,597	$–	$2,597	$11,054	$–	$11,054
Class 1A	12	–	12	59	–	59
Class 2	6,029	–	6,029	28,636	–	28,636
Class 3	95	–	95	429	–	429
Class 4	790	–	790	3,238	–	3,238

Total	$9,523	$–	$9,523	$43,416	$–	$43,416

American Funds Mortgage Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ –	$–	$ –	$6,294	$3,087	$9,381
Class 1A	9	–	9	39	18	57
Class 2	283	–	283	1,448	784	2,232
Class 4	207	–	207	936	551	1,487

Total	$499	$–	$499	$8,717	$4,440	$13,157

U.S. Government Securities Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$1,291	$–	$1,291	$ 30,987	$ 9,355	$ 40,342
Class 1A	17	–	17	389	129	518
Class 2	5,451	–	5,451	108,143	36,124	144,267
Class 3	39	–	39	714	234	948
Class 4	855	–	855	17,596	6,057	23,653

Total	$7,653	$–	$7,653	$157,829	$51,899	$209,728

Managed Risk Growth Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 41	$ 1,634	$ 1,675	$ 106	$ 409	$ 515
Class P2	1,808	81,821	83,629	3,159	23,710	26,869

Total	$1,849	$83,455	$85,304	$3,265	$24,119	$27,384

Managed Risk International Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 52	$–	$ 52	$ 14	$–	$ 14
Class P2	3,316	–	3,316	917	–	917

Total	$3,368	$–	$3,368	$931	$–	$931

American Funds Insurance Series 303

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 33	$ –	$ 33	$ 40	$ –	$ 40
Class P2	3,892	–	3,892	5,979	–	5,979

Total	$3,925	$ –	$3,925	$6,019	$ –	$6,019

Managed Risk Growth-Income Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$20,311	$44,484	$64,795	$30,716	$29,380	$60,096
Class P2	2,809	6,461	9,270	3,713	4,359	8,072

Total	$23,120	$50,945	$74,065	$34,429	$33,739	$68,168

Managed Risk Asset Allocation Fund
	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 104	$ 254	$ 358	$ 114	$ –	$ 114
Class P2	34,364	86,918	121,282	38,113	–	38,113

Total	$34,468	$87,172	$121,640	$38,227	$ –	$38,227

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

304 American Funds Insurance Series

The series’ board of trustees approved a revised investment advisory and services agreement effective May 1, 2022. The revised agreement provides investment advisory services fees based on revised annual rates and net asset levels for some of the funds. The following table discloses the annual rates and net asset levels before and after the revised contract became effective:

	Prior to May 1, 2022				Effective May 1, 2022
	Rates		Net asset levels (in billions)		Rates		Net asset levels (in billions)
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.690%	.445%	$.6	$8.0	.475%	.435%	$15.0	$15.0
Global Small Capitalization Fund	.800	.635	.6	5.0	.647	.615	15.0	15.0
Growth Fund	.500	.280	.6	34.0	.500	.275	.6	44.0
International Fund	.690	.430	.5	21.0	.478	.430	15.0	21.0
New World Fund	.850	.580	.5	4.0	.577	.510	15.0	15.0
Washington Mutual Investors Fund	.500	.350	.6	10.5	.374	.350	15.0	15.0
Capital World Growth and Income Fund	.690	.480	.6	3.0	.475	.435	15.0	15.0
Growth-Income Fund	.500	.219	.6	34.0	.500	.217	.6	44.0
International Growth and Income Fund	.690	.500	.5	1.5	.478	.450	15.0	15.0
Capital Income Builder	.500	.410	.6	1.0	.357	.330	15.0	15.0
Asset Allocation Fund	.500	.240	.6	21.0	.500	.236	.6	34.0
American Funds Global Balanced Fund	.660	.510	.5	1.0	.446	.420	15.0	15.0
The Bond Fund of America	.480	.320	.6	13.0	.352	.320	15.0	15.0
Capital World Bond Fund	.570	.450	1.0	3.0	.431	.360	15.0	15.0
American High-Income Trust	.500	.420	.6	2.0	.404	.386	15.0	15.0
American Funds Mortgage Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.257	.242	15.0	15.0
U.S. Government Securities Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2022, CRMC waived $1,000 in fees for Growth Fund in advance of the revised investment advisory and service agreement that became effective May 1, 2022. CRMC also waived a portion of its investment advisory services fees for the following funds based on the rates listed:

Fund	Waiver rates prior to May 1, 2022	Waiver rates effective May 1, 2022
Global Growth Fund	Not applicable	.11%
Global Small Capitalization Fund	Not applicable	.05
New World Fund	.18%	.07
Washington Mutual Investors Fund	.16	.11
Capital World Growth and Income Fund	.23	.14
International Growth and Income Fund	.14	.01
Capital Income Builder	.25	.14
American Funds Global Balanced Fund	Not applicable	.01
The Bond Fund of America	.19	.19
Capital World Bond Fund	.10	.10
American High-Income Trust	.19	.14
American Funds Mortgage Fund	.21	.12
U.S. Government Securities Fund	.16	.12
Managed Risk Growth Fund	.05	.05
Managed Risk International Fund	.05	.05
Managed Risk Washington Mutual Investors Fund	.05	.05
Managed Risk Growth-Income Fund	.05	.05
Managed Risk Asset Allocation Fund	.05	.05

The waiver rates for each fund, except Growth Fund, will be in effect through at least May 1, 2023, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2022, total investment advisory services fees waived by CRMC were $30,987,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series 305

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2022, before waiver	For the six months ended June 30, 2022, after waiver
Fund	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.475%	.435%	$15.0	$15.0	.493%	.460%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.686	.671
Growth Fund	.500	.275	.6	44.0	.311	.311
International Fund	.478	.430	15.0	21.0	.492	.492
New World Fund	.577	.510	15.0	15.0	.656	.510
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.381	.227
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.556	.363
Growth-Income Fund	.500	.217	.6	44.0	.252	.252
International Growth and Income Fund	.478	.450	15.0	15.0	.624	.453
Capital Income Builder	.357	.330	15.0	15.0	.433	.220
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.593	.590
The Bond Fund of America	.352	.320	15.0	15.0	.356	.166
Capital World Bond Fund	.431	.360	15.0	15.0	.505	.436
American High-Income Trust	.404	.386	15.0	15.0	.459	.285
American Funds Mortgage Fund	.295	.280	15.0	15.0	.385	.200
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.297	.297
U.S. Government Securities Fund	.295	.280	15.0	15.0	.340	.193
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

306 American Funds Insurance Series

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 531
Class 1A	$ –	$ 19	2
Class 2	4,667	Not applicable	560
Class 4	783	783	94

Total class-specific expenses	$5,450	$802	$1,187

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,397
Class 1A	$ –	$ 167	20
Class 2	22,593	Not applicable	2,711
Class 3	221	Not applicable	37
Class 4	3,412	3,413	410

Total class-specific expenses	$26,226	$3,580	$5,575

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$167
Class 1A	$ –	$ 6	1
Class 2	2,587	Not applicable	311
Class 4	361	361	43

Total class-specific expenses	$2,948	$367	$522

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 553
Class 1A	$ –	$ 14	2
Class 2	4,574	Not applicable	549
Class 3	17	Not applicable	3
Class 4	516	516	62

Total class-specific expenses	$5,107	$530	$1,169

American Funds Insurance Series 307

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$288
Class 1A	$ –	$ 13	2
Class 2	1,127	Not applicable	135
Class 4	993	993	119

Total class-specific expenses	$2,120	$1,006	$544

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 92
Class 1A	$ –	$ 8	1
Class 2	1,445	Not applicable	174
Class 4	252	252	30

Total class-specific expenses	$1,697	$260	$297

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ 6	1
Class 2	231	Not applicable	28
Class 4	152	152	18

Total class-specific expenses	$383	$158	$49

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,539
Class 1A	$ –	$ 28	4
Class 2	6,085	Not applicable	730
Class 3	29	Not applicable	5
Class 4	7,234	7,234	868

Total class-specific expenses	$13,348	$7,262	$4,146

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 905
Class 1A	$ –	$ 167	20
Class 2	3,862	Not applicable	464
Class 4	1,312	1,312	157

Total class-specific expenses	$5,174	$1,479	$1,546

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$3,290
Class 1A	$ –	$ 37	4
Class 2	16,649	Not applicable	1,998
Class 3	130	Not applicable	22
Class 4	2,170	2,170	260

Total class-specific expenses	$18,949	$2,207	$5,574

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 84
Class 1A	$ –	$ 12	1
Class 2	15	Not applicable	2
Class 4	683	683	82

Total class-specific expenses	$698	$695	$169

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$16
Class 1A	$ –	$ 4	–	*
Class 2	229	Not applicable	28
Class 4	154	154	18

Total class-specific expenses	$383	$158	$62

Refer to the end of the tables for footnote.

308 American Funds Insurance Series

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$1,113
Class 1A	$ –	$ 88	10
Class 2	4,207	Not applicable	505
Class 4	1,041	1,040	125

Total class-specific expenses	$5,248	$1,128	$1,753

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 37
Class 1A	$ –	$ 1	–	*
Class 2	763	Not applicable	92
Class 3	9	Not applicable	1
Class 4	102	102	12

Total class-specific expenses	$874	$103	$142

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 7
Class 1A	$ –	$ –	–	*
Class 2	329	Not applicable	39
Class 3	4	Not applicable	1
Class 4	77	77	9

Total class-specific expenses	$410	$77	$56

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 13
Class P2	$637	637

Total class-specific expenses	$637	$650

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$120
Class 1A	$ –	$ 2	–	*
Class 2	1,133	Not applicable	136
Class 4	75	75	9

Total class-specific expenses	$1,208	$77	$265

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 3
Class 1A	$ –	$ 2	–	*
Class 2	67	Not applicable	8
Class 4	51	51	6

Total class-specific expenses	$118	$53	$17

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 44
Class 1A	$ –	$ 5	1
Class 2	1,582	Not applicable	190
Class 3	8	Not applicable	1
Class 4	271	271	32

Total class-specific expenses	$1,861	$276	$268

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 3
Class P2	$180	180

Total class-specific expenses	$180	$183

Refer to the end of the tables for footnote.

American Funds Insurance Series 309

Managed Risk Washington

Mutual Investors Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 3
Class P2	$423	423

Total class-specific expenses	$423	$426

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 9
Class P2	$3,130	3,130

Total class-specific expenses	$3,130	$3,139

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,600
Class P2	$376	376

Total class-specific expenses	$376	$2,976

*Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2022, total fees and expenses reimbursed by CRMC were $1,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

310 American Funds Insurance Series

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Decrease in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$12		$(10)	$ 2
Global Small Capitalization Fund	6		(4)	2
Growth Fund	59		(47)	12
International Fund	12		(10)	2
New World Fund	6		(5)	1
Washington Mutual Investors Fund	15		(14)	1
Capital World Growth and Income Fund	3		(3)	–	*
Growth-Income Fund	56		(48)	8
International Growth and Income Fund	1		– *	1
Capital Income Builder	2		(2)	–	*
Asset Allocation Fund	41		(37)	4
American Funds Global Balanced Fund	1		(1)	–	*
The Bond Fund of America	18		(16)	2
Capital World Bond Fund	3		(2)	1
American High-Income Trust	1		(1)	–	*
American Funds Mortgage Fund	–	*	– *	–	*
Ultra-Short Bond Fund	–	*	– *	–	*
U.S. Government Securities Fund	3		(2)	1
Managed Risk Growth Fund	1		(1)	–	*
Managed Risk International Fund	–	*	– *	–	*
Managed Risk Washington Mutual Investors Fund	–	*	– *	–	*
Managed Risk Growth-Income Fund	3		(3)	–	*
Managed Risk Asset Allocation Fund	3		(3)	–	*

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series 311

The following table presents purchase and sale transactions between each fund and related funds, and net realized loss or gain from such sales, if any, as of June 30, 2022 (dollars in thousands):

Fund	Purchases	Sales	Net realized (loss) gain
Global Growth Fund	$ 24,133	$ 58,043	$ (17,383)
Global Small Capitalization Fund	46,217	22,871	6,008
Growth Fund	142,908	202,076	50,416
International Fund	32,016	108,702	(19,737)
New World Fund	22,145	39,739	2,871
Washington Mutual Investors Fund	58,558	50,125	(7,063)
Capital World Growth and Income Fund	20,398	24,276	(47)
Growth-Income Fund	234,608	237,623	40,250
International Growth and Income Fund	1,956	2,147	(112)
Capital Income Builder	6,219	6,738	754
Asset Allocation Fund	170,065	89,729	(1,046)
American Funds Global Balanced Fund	2,516	2,384	390
The Bond Fund of America	1,289	4,841	(631)
Capital World Bond Fund	58	8,678	(127)
American High-Income Trust	57	15,977	(14)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2022.

312 American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$273,862	7,524	$ 377,769	11,989	$ (284,167)	(7,787)	$ 367,464	11,726
Class 1A	1,562	43	1,684	53	(642)	(17)	2,604	79
Class 2	69,775	1,930	402,881	12,959	(133,903)	(3,589)	338,753	11,300
Class 4	57,684	1,572	68,692	2,232	(37,597)	(1,036)	88,779	2,768

Total net increase (decrease)	$402,883	11,069	$ 851,026	27,233	$ (456,309)	(12,429)	$ 797,600	25,873

Year ended December 31, 2021
Class 1	$683,154	15,421	$ 216,944	5,062	$ (307,264)	(6,960)	$ 592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515

Total net increase (decrease)	$927,510	21,055	$ 486,343	11,446	$ (947,195)	(21,659)	$ 466,658	10,842

Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 111,112	4,411	$ 331,498	19,030	$ (458,899)	(14,826)	$ (16,289)	8,615
Class 1A	666	23	1,461	85	(95)	(4)	2,032	104
Class 2	88,158	3,511	663,046	40,307	(40,790)	(1,629)	710,414	42,189
Class 4	40,538	1,605	93,892	5,707	(21,262)	(857)	113,168	6,455

Total net increase (decrease)	$240,474	9,550	$1,089,897	65,129	$ (521,046)	(17,316)	$ 809,325	57,363

Year ended December 31, 2021
Class 1	$216,763	6,235	$ 55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973

Total net increase (decrease)	$370,158	10,800	$ 123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Refer to the end of the tables for footnote.

American Funds Insurance Series 313

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$1,418,602	14,319	$2,160,726	25,260	$(1,966,844)	(17,733)	$1,612,484	21,846
Class 1A	115,655	1,164	26,453	312	(12,579)	(146)	129,529	1,330
Class 2	329,809	3,246	2,426,880	28,730	(942,383)	(8,773)	1,814,306	23,203
Class 3	732	8	31,781	368	(17,151)	(161)	15,362	215
Class 4	219,002	2,173	382,419	4,638	(124,223)	(1,212)	477,198	5,599

Total net increase (decrease)	$2,083,800	20,910	$5,028,259	59,308	$(3,063,180)	(28,025)	$4,048,879	52,193

Year ended December 31, 2021
Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950

Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671

International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 189,487	9,858	$ 492,954	29,203	$ (776,461)	(35,444)	$ (94,020)	3,617
Class 1A	1,330	67	1,531	91	(279)	(15)	2,582	143
Class 2	121,066	6,076	492,662	29,343	(172,369)	(8,901)	441,359	26,518
Class 3	46	2	2,404	142	(724)	(37)	1,726	107
Class 4	44,120	2,249	57,111	3,457	(29,344)	(1,562)	71,887	4,144

Total net increase (decrease)	$ 356,049	18,252	$1,046,662	62,236	$ (979,177)	(45,959)	$ 423,534	34,529

Year ended December 31, 2021
Class 1	$ 366,681	15,339	$ 131,729	5,782	$(1,253,303)	(51,135)	$ (754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380

Total net increase (decrease)	$ 732,131	30,766	$ 249,096	10,972	$(1,813,252)	(74,371)	$ (832,025)	(32,633)

Refer to the end of the tables for footnote.

314 American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 45,979	1,663	$171,266	7,136	$(285,724)	(9,475)	$ (68,479)	(676)
Class 1A	1,018	36	956	41	(427)	(16)	1,547	61
Class 2	43,469	1,599	81,333	3,433	(89,598)	(3,176)	35,204	1,856
Class 4	102,955	3,913	73,618	3,136	(73,328)	(2,849)	103,245	4,200

Total net increase (decrease)	$193,421	7,211	$327,173	13,746	$(449,077)	(15,516)	$ 71,517	5,441

Year ended December 31, 2021
Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990

Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 170,655	10,953	$1,318,644	99,146	$ (631,285)	(37,687)	$ 858,014	72,412
Class 1A	27,315	1,793	13,158	997	(122,921)	(7,521)	(82,448)	(4,731)
Class 2	23,873	1,497	682,809	52,323	(246,841)	(15,113)	459,841	38,707
Class 4	140,004	8,625	243,178	18,822	(99,844)	(6,147)	283,338	21,300

Total net increase (decrease)	$ 361,847	22,868	$2,257,789	171,288	$(1,100,891)	(66,468)	$1,518,745	127,688

Year ended December 31, 2021
Class 1	$ 740,227	42,419	$ 104,068	6,017	$(1,150,862)	(70,448)	$ (306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310

Total net increase (decrease)	$1,076,419	63,170	$ 165,551	9,631	$(1,730,230)	(106,418)	$ (488,260)	(33,617)

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$156,039	10,673	$126,337	10,011	$(271,686)	(16,130)	$ 10,690	4,554
Class 1A	1,016	61	1,412	112	(206)	(13)	2,222	160
Class 2	8,074	517	244,375	19,426	(80,834)	(5,060)	171,615	14,883
Class 4	15,715	1,031	44,890	3,658	(11,105)	(711)	49,500	3,978

Total net increase (decrease)	$180,844	12,282	$417,014	33,207	$(363,831)	(21,914)	$234,027	23,575

Year ended December 31, 2021
Class 1	$171,552	9,531	$ 30,555	1,698	$(117,328)	(6,578)	$ 84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321

Total net increase (decrease)	$246,410	13,800	$ 89,186	4,972	$(350,564)	(19,757)	$ (14,968)	(985)

Refer to the end of the tables for footnote.

American Funds Insurance Series 315

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 983,994	17,287	$2,096,076	38,989	$(2,268,124)	(37,172)	$ 811,946	19,104
Class 1A	2,189	36	2,936	55	(670)	(11)	4,455	80
Class 2	66,467	1,141	1,275,290	24,099	(803,795)	(13,518)	537,962	11,722
Class 3	362	7	13,623	253	(8,613)	(141)	5,372	119
Class 4	105,911	1,821	171,931	3,299	(79,148)	(1,352)	198,694	3,768

Total net increase (decrease)	$1,158,923	20,292	$3,559,856	66,695	$(3,160,350)	(52,194)	$ 1,558,429	34,793

Year ended December 31, 2021
Class 1	$ 778,306	12,603	$ 567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340

Total net increase (decrease)	$1,238,633	20,199	$ 914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 1,807	106	$ 6,120	644	$ (16,055)	(867)	$ (8,128)	(117)
Class 1A	559	34	2,120	228	(778)	(44)	1,901	218
Class 2	4,942	323	81,734	8,827	(12,548)	(849)	74,128	8,301
Class 4	13,542	835	55,945	6,134	(6,965)	(454)	62,522	6,515

Total net increase (decrease)	$20,850	1,298	$145,919	15,833	$ (36,346)	(2,214)	$ 130,423	14,917

Year ended December 31, 2021
Class 1	$48,015	2,368	$ 4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898

Total net increase (decrease)	$86,234	4,302	$ 14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Refer to the end of the tables for footnote.

316 American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$105,918	9,131	$ 6,605	574	$ (59,641)	(5,118)	$ 52,882	4,587
Class 1A	1,472	127	99	9	(506)	(44)	1,065	92
Class 2	1,275	109	129	11	(694)	(59)	710	61
Class 4	73,501	6,361	4,982	434	(53,679)	(4,680)	24,804	2,115

Total net increase (decrease)	$182,166	15,728	$11,815	1,028	$(114,520)	(9,901)	$ 79,461	6,855

Year ended December 31, 2021
Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505

Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$ (81,691)	(6,794)

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 695,260	27,254	$1,732,314	73,497	$(1,348,858)	(51,932)	$ 1,078,716	48,819
Class 1A	1,613	60	2,373	101	(702)	(26)	3,284	135
Class 2	35,471	1,372	498,300	21,432	(320,105)	(12,327)	213,666	10,477
Class 3	97	4	3,299	140	(1,639)	(63)	1,757	81
Class 4	183,834	7,102	606,235	26,278	(200,321)	(7,744)	589,748	25,636

Total net increase (decrease)	$ 916,275	35,792	$2,842,521	121,448	$(1,871,625)	(72,092)	$ 1,887,171	85,148

Year ended December 31, 2021
Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010

Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Refer to the end of the tables for footnote.

American Funds Insurance Series 317

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$16,606	1,287	$ 570	43	$(19,200)	(1,441)	$ (2,024)	(111)
Class 1A	141	11	15	1	(749)	(54)	(593)	(42)
Class 2	1,967	144	973	74	(14,390)	(1,068)	(11,450)	(850)
Class 4	5,702	425	674	53	(7,031)	(529)	(655)	(51)

Total net increase (decrease)	$24,416	1,867	$ 2,232	171	$(41,370)	(3,092)	$(14,722)	(1,054)

Year ended December 31, 2021
Class 1	$ 9,259	623	$ 7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816

Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$ (4,816)	(307)

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 588,890	56,026	$120,763	12,016	$(1,465,423)	(137,787)	$ (755,770)	(69,745)
Class 1A	195,922	19,339	3,416	342	(4,771)	(475)	194,567	19,206
Class 2	22,979	2,184	54,100	5,465	(292,960)	(28,458)	(215,881)	(20,809)
Class 4	54,487	5,274	13,536	1,373	(55,263)	(5,377)	12,760	1,270

Total net increase (decrease)	$ 862,278	82,823	$191,815	19,196	$(1,818,417)	(172,097)	$ (764,324)	(70,078)

Year ended December 31, 2021
Class 1	$2,441,954	212,866	$432,376	38,456	$ (737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840

Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 33,410	3,197	$13,903	1,397	$(171,939)	(15,483)	$(124,626)	(10,889)
Class 1A	156	14	24	3	(232)	(23)	(52)	(6)
Class 2	21,292	1,992	15,838	1,606	(71,774)	(6,686)	(34,644)	(3,088)
Class 4	5,188	483	1,065	109	(4,497)	(433)	1,756	159

Total net increase (decrease)	$ 60,046	5,686	$30,830	3,115	$(248,442)	(22,625)	$(157,566)	(13,824)

Year ended December 31, 2021
Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859

Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$ (51,795)	(3,821)

Refer to the end of the tables for footnote.

318 American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 25,635	2,628	$ 2,539	271	$ (42,117)	(4,252)	$ (13,943)	(1,353)
Class 1A	193	20	13	2	(315)	(33)	(109)	(11)
Class 2	4,926	503	6,028	658	(56,861)	(6,042)	(45,907)	(4,881)
Class 3	211	22	95	10	(747)	(78)	(441)	(46)
Class 4	30,907	2,971	790	78	(38,568)	(3,737)	(6,871)	(688)

Total net increase (decrease)	$ 61,872	6,144	$ 9,465	1,019	$(138,608)	(14,142)	$ (67,271)	(6,979)

Year ended December 31, 2021
Class 1	$160,559	15,547	$10,757	1,060	$ (19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649

Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639

American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 755	75	$ –	–	$(229,051)	(21,714)	$(228,296)	(21,639)
Class 1A	501	50	10	1	(733)	(70)	(222)	(19)
Class 2	1,372	135	282	29	(5,292)	(524)	(3,638)	(360)
Class 4	3,710	369	207	21	(3,666)	(364)	251	26

Total net increase (decrease)	$ 6,338	629	$ 499	51	$(238,742)	(22,672)	$(231,905)	(21,992)

Year ended December 31, 2021
Class 1	$35,679	3,267	$ 9,382	880	$ (27,270)	(2,517)	$ 17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714

Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$ (38,526)	(3,561)	$ 29,279	2,699

Refer to the end of the tables for footnote.

American Funds Insurance Series 319

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 25,739	2,284	$ –	–	$ (15,830)	(1,405)	$ 9,909	879
Class 1A	–	–	–	–	–	–	–	–
Class 2	79,687	7,297	–	–	(27,286)	(2,498)	52,401	4,799
Class 3	601	54	–	–	(444)	(40)	157	14
Class 4	54,443	4,957	–	–	(25,299)	(2,303)	29,144	2,654

Total net increase (decrease)	$160,470	14,592	$ –	–	$ (68,859)	(6,246)	$ 91,611	8,346

Year ended December 31, 2021
Class 1	$ 16,242	1,439	$ –	–	$ (22,707)	(2,011)	$ (6,465)	(572)
Class 1A	–	–	–	–	–	–	–	–
Class 2	86,233	7,864	–	–	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	–	–	(915)	(83)	338	30
Class 4	35,704	3,232	–	–	(29,389)	(2,660)	6,315	572

Total net increase (decrease)	$139,432	12,648	$ –	–	$(180,633)	(16,394)	$(41,201)	(3,746)

U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 32,067	2,893	$ 1,246	115	$(276,213)	(24,133)	$(242,900)	(21,125)
Class 1A	936	87	18	2	(1,271)	(114)	(317)	(25)
Class 2	22,317	2,011	5,450	508	(146,774)	(13,315)	(119,007)	(10,796)
Class 3	–	–	39	3	(1,145)	(105)	(1,106)	(102)
Class 4	35,614	3,229	855	80	(52,023)	(4,705)	(15,554)	(1,396)

Total net increase (decrease)	$ 90,934	8,220	$ 7,608	708	$(477,426)	(42,372)	$(378,884)	(33,444)

Year ended December 31, 2021
Class 1	$213,039	17,786	$ 38,963	3,337	$(115,497)	(9,263)	$ 136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)

Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$ 236,927	20,604

Managed Risk Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 900	57	$ 1,675	136	$ (1,511)	(90)	$ 1,064	103
Class P2	24,583	1,567	83,629	6,872	(15,325)	(974)	92,887	7,465

Total net increase (decrease)	$25,483	1,624	$85,304	7,008	$(16,836)	(1,064)	$93,951	7,568

Year ended December 31, 2021
Class P1	$ 3,593	199	$ 515	30	$ (3,079)	(172)	$ 1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)

Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Refer to the end of the tables for footnote.

320 American Funds Insurance Series

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 373	38	$ 52	6	$ (64)	(7)	$ 361	37
Class P2	4,344	441	3,316	369	(7,438)	(802)	222	8

Total net increase (decrease)	$ 4,717	479	$3,368	375	$ (7,502)	(809)	$ 583	45

Year ended December 31, 2021
Class P1	$ 887	80	$ 14	1	$ (531)	(48)	$ 370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)

Total net increase (decrease)	$13,690	1,261	$ 931	81	$(15,275)	(1,371)	$ (654)	(29)

Managed Risk Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 561	45	$ 33	3	$ (149)	(12)	$ 445	36
Class P2	8,641	718	3,892	331	(25,708)	(2,107)	(13,175)	(1,058)

Total net increase (decrease)	$ 9,202	763	$3,925	334	$(25,857)	(2,119)	$(12,730)	(1,022)

Year ended December 31, 2021
Class P1	$ 971	80	$ 40	3	$ (343)	(29)	$ 668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)

Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Managed Risk Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$23,539	1,621	$64,795	4,909	$ (79,453)	(5,668)	$ 8,881	862
Class P2	7,369	526	9,270	707	(16,895)	(1,186)	(256)	47

Total net increase (decrease)	$30,908	2,147	$74,065	5,616	$ (96,348)	(6,854)	$ 8,625	909

Year ended December 31, 2021
Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)

Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Refer to the end of the tables for footnote.

American Funds Insurance Series 321

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 1,091	75	$ 358	28	$ (503)	(38)	$ 946	65
Class P2	22,719	1,679	121,282	9,734	(151,469)	(11,117)	(7,468)	296

Total net increase (decrease)	$23,810	1,754	$121,640	9,762	$(151,972)	(11,155)	$ (6,522)	361

Year ended December 31, 2021
Class P1	$ 2,097	141	$ 114	8	$ (899)	(60)	$ 1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)

Total net increase (decrease)	$59,713	4,157	$ 38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

*Includes exchanges between share classes of the fund.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2022 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,154,889	$697,701	$5,277,855	$1,394,817	$674,899	$1,517,355
Sales of investment securities*	1,459,238	808,215	6,270,787	1,901,645	1,028,529	2,244,236
Non-U.S. taxes paid on dividend income	3,431	1,482	4,572	6,393	2,310	1,348
Non-U.S. taxes paid on interest income	–	–	–	–	3	–
Non-U.S. taxes paid on realized gains	–	3,797	–	6,690	3,410	–
Non-U.S. taxes provided on unrealized appreciation	6,621	8,204	–	23,665	6,335	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$422,513	$5,568,260	$80,130	$543,114	$12,982,950	$297,140
Sales of investment securities*	590,784	8,817,687	89,338	495,788	14,028,613	305,662
Non-U.S. taxes paid on dividend income	1,636	5,405	12	1,063	5,427	246
Non-U.S. taxes paid on interest income	–	–	–	–	–	8
Non-U.S. taxes paid on realized gains	68	–	51	6	–	6
Non-U.S. taxes provided on unrealized appreciation	383	–	–	444	1,820	–

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$18,309,219	$826,744	$193,187	$700,738	$–	$4,089,958
Sales of investment securities*	17,477,848	1,121,381	237,197	812,455	–	3,674,672
Non-U.S. taxes paid on interest income	9	172	–	–	–	–
Non-U.S. taxes paid on realized gains	–	326	–	–	–	–
Non-U.S. taxes provided on unrealized appreciation	–	117	–	–	–	–

Refer to the end of the table for footnote.

322 American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$310,318	$72,749	$170,597	$897,652	$699,143
Sales of investment securities*	224,255	51,902	117,919	749,424	565,128

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2022, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 18% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series 323

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2022[4,5]	$45.46	$.16	$(12.50)	$(12.34)	$(.08)	$(3.97)	$(4.05)	$29.07	(27.84)%[6]	$3,072	.54%[7]		.50%[7]		.88%[7]
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.55		.94

Class 1A:
6/30/2022[4,5]	45.28	.12	(12.44)	(12.32)	(.07)	(3.97)	(4.04)	28.92	(27.91)[6]	14	.79	[7]	.75	[7]	.64	[7]
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
12/31/2017[4,8]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [6]	2	.80	[7]	.80	[7]	.39	[7]

Class 2:
6/30/2022[4,5]	44.94	.11	(12.33)	(12.22)	(.07)	(3.97)	(4.04)	28.68	(27.91)[6]	3,233	.79	[7]	.75	[7]	.62	[7]
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.80		.69

Class 4:
6/30/2022[4,5]	44.57	.07	(12.23)	(12.16)	(.05)	(3.97)	(4.02)	28.39	(27.99)[6]	552	1.04	[7]	1.00	[7]	.38	[7]
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		1.05		.37

Refer to the end of the tables for footnotes. 324 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2022[4,5]	$34.17	$.03	$(10.08)	$(10.05)	$–	$(8.50)	$(8.50)	$15.62	(31.99)%[6]	$915		.74%[7]		.72%[7]		.24%[7]
12/31/2021	32.64	(.02)	2.32	2.30	–	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	–	(.15)	25.38	26.22	1,639		.73		.73		.54

Class 1A:
6/30/2022[4,5]	33.93	– [9]	(10.00)	(10.00)	–	(8.50)	(8.50)	15.43	(32.05)[6]	4		.99	[7]	.97	[7]	.02 [7]
12/31/2021	32.49	(.07)	2.28	2.21	–	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[10]	.98		.98		.21
12/31/2017[4,8]	20.70	.08	4.71	4.79	(.13)	–	(.13)	25.36	23.19 [6]	–	[10]	.96	[7]	.96	[7]	.35 [7]

Class 2:
6/30/2022[4,5]	32.94	– [9]	(9.69)	(9.69)	–	(8.50)	(8.50)	14.75	(32.09)[6]	1,751		.99	[7]	.97	[7]	.01 [7]
12/31/2021	31.56	(.10)	2.25	2.15	–	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	–	(.10)	24.72	25.89	2,551		.98		.98		.27

Class 4:
6/30/2022[4,5]	32.96	(.03)	(9.68)	(9.71)	–	(8.50)	(8.50)	14.75	(32.13)[6]	249		1.24	[7]	1.22	[7]	(.23)[7]
12/31/2021	31.67	(.18)	2.24	2.06	–	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	– [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)
12/31/2017	19.91	– [9]	5.09	5.09	(.09)	–	(.09)	24.91	25.62	125		1.23		1.23		– [11]

Refer to the end of the tables for footnotes. American Funds Insurance Series 325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2022[4,5]	$127.58	$.26	$(36.77)	$(36.51)	$(.15)	$(14.31)	$(14.46)	$76.61	(29.80)%[6]	$13,552	.34%[7]		.50%[7]
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75

Class 1A:
6/30/2022[4,5]	126.70	.16	(36.53)	(36.37)	(.12)	(14.31)	(14.43)	75.90	(29.89)[6]	173	.59	[7]	.31	[7]
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[4,8]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [6]	3	.59	[7]	.47	[7]

Class 2:
6/30/2022[4,5]	126.28	.13	(36.38)	(36.25)	(.09)	(14.31)	(14.40)	75.63	(29.90)[6]	14,923	.59	[7]	.25	[7]
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50

Class 3:
6/30/2022[4,5]	128.68	.17	(37.10)	(36.93)	(.11)	(14.31)	(14.42)	77.33	(29.88)[6]	198	.52	[7]	.31	[7]
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57

Class 4:
6/30/2022[4,5]	123.79	– [9]	(35.61)	(35.61)	(.05)	(14.31)	(14.36)	73.82	(29.98)[6]	2,330	.84	[7]	–	[7,11]
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25

Refer to the end of the tables for footnotes. 326 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	net assets value, end of year	Total return	Net asset end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average Net assets

International Fund

Class 1:
6/30/2022[4,5]	$22.70	$.17	$(5.01)	$(4.84)	$(.09)	$(2.60)	$(2.69)	$15.17	(22.53)%[6]	$3,226	.54%[7]		1.73%[7]
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	–	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33

Class 1A:
6/30/2022[4,5]	22.61	.15	(5.00)	(4.85)	(.08)	(2.60)	(2.68)	15.08	(22.66)[6]	10	.79	[7]	1.53	[7]
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	–	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[4,8]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [6]	2	.77	[7]	.43	[7]

Class 2:
6/30/2022[4,5]	22.60	.15	(4.99)	(4.84)	(.08)	(2.60)	(2.68)	15.08	(22.63)[6]	3,195	.79	[7]	1.50	[7]
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	–	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10

Class 3:
6/30/2022[4,5]	22.76	.15	(5.03)	(4.88)	(.08)	(2.60)	(2.68)	15.20	(22.64)[6]	16	.72	[7]	1.56	[7]
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	–	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17

Class 4:
6/30/2022[4,5]	22.31	.12	(4.93)	(4.81)	(.07)	(2.60)	(2.67)	14.83	(22.78)[6]	367	1.04	[7]	1.26	[7]
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	–	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55

Refer to the end of the tables for footnotes. American Funds Insurance Series 327

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2022[4,5]	$31.83	$.23	$(7.57)	$(7.34)	$(.14)	$(2.34)	$(2.48)	$22.01	(23.72)%[6]	$1,674	.71%[7]		.57%[7]		1.68%[7]
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050	.77		.77		1.14

Class 1A:
6/30/2022[4,5]	31.70	.20	(7.55)	(7.35)	(.12)	(2.34)	(2.46)	21.89	(23.82)[6]	10	.96	[7]	.82	[7]	1.46	[7]
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[4,8]	20.14	.13	5.24	5.37	(.26)	–	(.26)	25.25	26.72 [6]	1	1.00	[7]	1.00	[7]	.53	[7]

Class 2:
6/30/2022[4,5]	31.48	.19	(7.49)	(7.30)	(.12)	(2.34)	(2.46)	21.72	(23.84)[6]	790	.96	[7]	.82	[7]	1.44	[7]
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055	1.02		1.02		.89

Class 4:
6/30/2022[4,5]	31.24	.16	(7.42)	(7.26)	(.11)	(2.34)	(2.45)	21.53	(23.89)[6]	715	1.21	[7]	1.07	[7]	1.21	[7]
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	–	(.18)	24.99	29.06	427	1.27		1.27		.61

Refer to the end of the tables for footnotes. 328 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2022[4,5]	$18.09	$.16	$(2.19)	$(2.03)	$(.08)	$(3.72)	$(3.80)	$12.26	(12.88)%[6]	$5,471	.42%[7]		.26%[7]		2.00%[7]
12/31/2021	14.35	.29	3.73	4.02	(.28)	–	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27

Class 1A:
6/30/2022[4,5]	17.96	.14	(2.17)	(2.03)	(.06)	(3.72)	(3.78)	12.15	(12.98)[6]	57	.67	[7]	.51	[7]	1.64	[7]
12/31/2021	14.28	.27	3.67	3.94	(.26)	–	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[4,8]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [6]	1	.65	[7]	.65	[7]	2.01	[7]

Class 2:
6/30/2022[4,5]	17.83	.14	(2.16)	(2.02)	(.07)	(3.72)	(3.79)	12.02	(13.01)[6]	2,775	.67	[7]	.51	[7]	1.74	[7]
12/31/2021	14.15	.25	3.67	3.92	(.24)	–	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02

Class 4:
6/30/2022[4,5]	17.71	.12	(2.15)	(2.03)	(.06)	(3.72)	(3.78)	11.90	(13.13)[6]	995	.92	[7]	.76	[7]	1.50	[7]
12/31/2021	14.06	.21	3.65	3.86	(.21)	–	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76

Refer to the end of the tables for footnotes. American Funds Insurance Series 329

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2022[4,5]	$18.42	$.21	$(3.76)	$(3.55)	$(.09)	$(3.45)	$(3.54)	$11.33	(21.20)%[6]	$551		.61%[7]		.42%[7]		2.67%[7]
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812		.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43

Class 1A:
6/30/2022[4,5]	18.34	.19	(3.73)	(3.54)	(.09)	(3.45)	(3.54)	11.26	(21.28)[6]	6		.86	[7]	.67	[7]	2.47	[7]
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7		.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[4,8]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [6]	–	[10]	.84	[7]	.84	[7]	1.20	[7]

Class 2:
6/30/2022[4,5]	18.38	.19	(3.74)	(3.55)	(.09)	(3.45)	(3.54)	11.29	(21.30)[6]	992		.86	[7]	.67	[7]	2.39	[7]
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340		.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11

Class 4:
6/30/2022[4,5]	18.04	.17	(3.67)	(3.50)	(.08)	(3.45)	(3.53)	11.01	(21.40)[6]	181		1.11	[7]	.92	[7]	2.17	[7]
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225		1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49

Refer to the end of the tables for footnotes. 330 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	net assets value, end of year	Total return	Net asset, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average Net assets

Growth-Income Fund

Class 1:
6/30/2022[4,5]	$67.35	$.41	$(13.13)	$(12.72)	$(.18)	$(5.66)	$(5.84)	$48.79	(19.68)%[6]	$19,412	.28%[7]		1.38%[7]
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69

Class 1A:
6/30/2022[4,5]	67.02	.34	(13.06)	(12.72)	(.16)	(5.66)	(5.82)	48.48	(19.78)[6]	27	.53	[7]	1.14	[7]
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[4,8]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [6]	2	.52	[7]	1.41	[7]

Class 2:
6/30/2022[4,5]	66.44	.33	(12.94)	(12.61)	(.15)	(5.66)	(5.81)	48.02	(19.79)[6]	11,636	.53	[7]	1.13	[7]
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45

Class 3:
6/30/2022[4,5]	67.48	.36	(13.15)	(12.79)	(.16)	(5.66)	(5.82)	48.87	(19.75)[6]	126	.46	[7]	1.20	[7]
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52

Class 4:
6/30/2022[4,5]	65.57	.26	(12.76)	(12.50)	(.13)	(5.66)	(5.79)	47.28	(19.88)[6]	1,568	.78	[7]	.89	[7]
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19

Refer to the end of the tables for footnotes. American Funds Insurance Series 331

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2022[4,5]	$19.62	$.31	$(3.44)	$(3.13)	$(.02)	$(7.70)	$(7.72)	$8.77	(19.00)%[6]	$13	.68%[7]		.51%[7]		3.85%[7]
12/31/2021	19.01	.54	.53	1.07	(.46)	–	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121	.66		.66		2.75

Class 1A:
6/30/2022[4,5]	19.39	.31	(3.42)	(3.11)	(.04)	(7.70)	(7.74)	8.54	(19.14)[6]	4	.92	[7]	.75	[7]	3.96	[7]
12/31/2021	18.97	.50	.52	1.02	(.60)	–	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		.90		2.35
12/31/2017[4,8]	14.69	.34	3.08	3.42	(.41)	–	(.41)	17.70	23.36 [6]	2	.91	[7]	.91	[7]	1.99	[7]

Class 2:
6/30/2022[4,5]	19.38	.32	(3.43)	(3.11)	(.04)	(7.70)	(7.74)	8.53	(19.16)[6]	164	.92	[7]	.75	[7]	4.03	[7]
12/31/2021	18.95	.48	.53	1.01	(.58)	–	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	–	(.37)	17.66	25.03	276	.91		.91		2.60

Class 4:
6/30/2022[4,5]	19.23	.30	(3.39)	(3.09)	(.04)	(7.70)	(7.74)	8.40	(19.24)[6]	112	1.17	[7]	1.00	[7]	3.88	[7]
12/31/2021	18.82	.44	.51	.95	(.54)	–	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	–	(.35)	17.58	24.72	63	1.16		1.16		2.24

Refer to the end of the tables for footnotes. 332 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2022[4,5]	$12.17	$.20	$(1.37)	$(1.17)	$(.13)	$–	$(.13)	$10.87	(9.64)%[6]	$553	.47%[7]		.26%[7]		3.43%[7]
12/31/2021	10.87	.37	1.28	1.65	(.35)	–	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	–	(.31)	10.40	13.29	254	.54		.54		3.21

Class 1A:
6/30/2022[4,5]	12.15	.18	(1.35)	(1.17)	(.12)	–	(.12)	10.86	(9.68)[6]	10	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.86	.34	1.27	1.61	(.32)	–	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
12/31/2017[4,8]	9.57	.27	.84	1.11	(.29)	–	(.29)	10.39	11.72 [6]	1	.79	[7]	.79	[7]	2.63	[7]

Class 2:
6/30/2022[4,5]	12.16	.18	(1.35)	(1.17)	(.12)	–	(.12)	10.87	(9.67)[6]	12	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.87	.34	1.27	1.61	(.32)	–	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	–	(.28)	10.40	13.04	1	.79		.79		2.82

Class 4:
6/30/2022[4,5]	12.14	.17	(1.35)	(1.18)	(.11)	–	(.11)	10.85	(9.81)[6]	523	.98	[7]	.76	[7]	2.91	[7]
12/31/2021	10.85	.31	1.27	1.58	(.29)	–	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	–	(.26)	10.38	12.65	338	1.04		1.04		2.72

Refer to the end of the tables for footnotes. American Funds Insurance Series 333

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2022[4,5]	$29.08	$.26	$(4.66)	$(4.40)	$(.11)	$(2.65)	$(2.76)	$21.92	(15.78)%[6]	$15,266	.30%[7]		1.97%[7]
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90

Class 1A:
6/30/2022[4,5]	28.97	.23	(4.64)	(4.41)	(.10)	(2.65)	(2.75)	21.81	(15.88)[6]	21	.55	[7]	1.74	[7]
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[4,8]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [6]	4	.53	[7]	1.69	[7]

Class 2:
6/30/2022[4,5]	28.74	.22	(4.60)	(4.38)	(.10)	(2.65)	(2.75)	21.61	(15.91)[6]	4,342	.55	[7]	1.72	[7]
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64

Class 3:
6/30/2022[4,5]	29.12	.24	(4.67)	(4.43)	(.10)	(2.65)	(2.75)	21.94	(15.89)[6]	29	.48	[7]	1.79	[7]
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72

Class 4:
6/30/2022[4,5]	28.56	.19	(4.57)	(4.38)	(.09)	(2.65)	(2.74)	21.44	(16.01)[6]	5,307	.80	[7]	1.48	[7]
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40

Refer to the end of the tables for footnotes. 334 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2022[4,5]	$14.73	$.13	$(2.53)	$(2.40)	$–	$(.07)	$(.07)	$12.26	(16.31)%[6]	$99		.64%[7]		.63%[7]		1.92%[7]
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120		.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		.72		1.68

Class 1A:
6/30/2022[4,5]	14.70	.11	(2.53)	(2.42)	–	(.07)	(.07)	12.21	(16.48)[6]	2		.89	[7]	.89	[7]	1.63	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4		.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		.98		1.44
12/31/2017[4,8]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [6]	–	[10]	.94	[7]	.94	[7]	1.27	[7]

Class 2:
6/30/2022[4,5]	14.70	.11	(2.52)	(2.41)	–	(.07)	(.07)	12.22	(16.41)[6]	162		.89	[7]	.89	[7]	1.66	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208		.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		.96		1.43

Class 4:
6/30/2022[4,5]	14.53	.09	(2.49)	(2.40)	–	(.07)	(.07)	12.06	(16.53)[6]	112		1.14	[7]	1.13	[7]	1.42	[7]
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135		1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.22		1.07

Refer to the end of the tables for footnotes. American Funds Insurance Series 335

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2022[4,5]	$11.21	$.15	$(1.26)	$(1.11)	$(.06)	$(.12)	$(.18)	$9.92	(9.96)%[6]	$6,878	.39%[7]		.20%[7]		2.80%[7]
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19

Class 1A:
6/30/2022[4,5]	11.16	.16	(1.28)	(1.12)	(.06)	(.12)	(.18)	9.86	(10.09)[6]	200	.63	[7]	.44	[7]	3.12	[7]
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[4,8]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [6]	1	.62	[7]	.62	[7]	2.01	[7]

Class 2:
6/30/2022[4,5]	11.06	.13	(1.25)	(1.12)	(.05)	(.12)	(.17)	9.77	(10.14)[6]	3,092	.64	[7]	.45	[7]	2.56	[7]
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94

Class 4:
6/30/2022[4,5]	11.01	.12	(1.24)	(1.12)	(.05)	(.12)	(.17)	9.72	(10.22)[6]	799	.89	[7]	.70	[7]	2.32	[7]
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72

Refer to the end of the tables for footnotes. 336 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2022[4,5]	$11.79	$.12	$(2.01)	$(1.89)	$(.03)	$(.16)	$(.19)	$9.71	(16.05)%[6]	$708		.54%[7]		.47%[7]		2.33%[7]
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988		.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37

Class 1A:
6/30/2022[4,5]	11.76	.11	(2.02)	(1.91)	(.02)	(.16)	(.18)	9.67	(16.22)[6]	1		.79	[7]	.72	[7]	2.08	[7]
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1		.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[4,8]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [6]	–	[10]	.72	[7]	.72	[7]	2.27	[7]

Class 2:
6/30/2022[4,5]	11.70	.11	(2.01)	(1.90)	(.02)	(.16)	(.18)	9.62	(16.21)[6]	817		.79	[7]	.72	[7]	2.09	[7]
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030		.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12

Class 4:
6/30/2022[4,5]	11.57	.10	(1.98)	(1.88)	(.02)	(.16)	(.18)	9.51	(16.26)[6]	56		1.04	[7]	.97	[7]	1.84	[7]
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66		1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89

Refer to the end of the tables for footnotes. American Funds Insurance Series 337

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2022[4,5]	$10.19	$.27	$(1.53)	$(1.26)	$(.10)	$–	$(.10)	$8.83	(12.42)%[6]	$229		.49%[7]		.32%[7]		5.55%[7]
12/31/2021	9.80	.51	.34	.85	(.46)	–	(.46)	10.19	8.74	278		.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25	632		.49		.49		5.98

Class 1A:
6/30/2022[4,5]	10.16	.25	(1.52)	(1.27)	(.10)	–	(.10)	8.79	(12.60)[6]	1		.75	[7]	.57	[7]	5.27	[7]
12/31/2021	9.78	.49	.33	.82	(.44)	–	(.44)	10.16	8.42	1		.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[4,8]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02 [6]	–	[10]	.72	[7]	.72	[7]	5.74	[7]

Class 2:
6/30/2022[4,5]	9.98	.25	(1.49)	(1.24)	(.10)	–	(.10)	8.64	(12.52)[6]	540		.75	[7]	.57	[7]	5.28	[7]
12/31/2021	9.61	.48	.33	.81	(.44)	–	(.44)	9.98	8.42	673		.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89	776		.74		.74		5.72

Class 3:
6/30/2022[4,5]	10.24	.26	(1.54)	(1.28)	(.10)	–	(.10)	8.86	(12.58)[6]	9		.68	[7]	.50	[7]	5.35	[7]
12/31/2021	9.84	.50	.34	.84	(.44)	–	(.44)	10.24	8.60	10		.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02	12		.67		.67		5.79

Class 4:
6/30/2022[4,5]	10.99	.26	(1.65)	(1.39)	(.09)	–	(.09)	9.51	(12.68)[6]	71		.99	[7]	.82	[7]	5.03	[7]
12/31/2021	10.54	.50	.36	.86	(.41)	–	(.41)	10.99	8.18	90		1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63	34		.99		.99		5.46

Refer to the end of the tables for footnotes. 338 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2022[4,5]	$10.63	$.03	$(.75)	$(.72)	$–	$–	$–	$9.91	(6.77)%[6]	$1		.45%[7]		.24%[7]		.56%[7]
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231		.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	–	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	–	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16	– [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52

Class 1A:
6/30/2022[4,5]	10.59	.06	(.80)	(.74)	(.05)	–	(.05)	9.80	(6.94)[6]	2.68	[7]			.50	[7]	1.21	[7]
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	–	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	–	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[4,8]	10.55	.14	– [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [6]	–	[10]	.70	[7]	.70	[7]	1.38	[7]

Class 2:
6/30/2022[4,5]	10.61	.06	(.80)	(.74)	(.05)	–	(.05)	9.82	(6.93)[6]	50		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	–	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	–	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27

Class 4:
6/30/2022[4,5]	10.49	.05	(.79)	(.74)	(.05)	–	(.05)	9.70	(7.05)[6]	40		.93	[7]	.75	[7]	.97	[7]
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	–	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	– [9]	(.19)	–	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11	– [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03

Refer to the end of the tables for footnotes. American Funds Insurance Series 339

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2022[4,5]	$11.27	$.01	$–	[9]	$.01	$–	$–	$–	$11.28	.09%[6]	$47		.33%[7]		.15%[7]
12/31/2021	11.31	(.03)	(.01)		(.04)	–	–	–	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68

Class 1A:
6/30/2022[4,5]	11.28	.01	(.01)		–	–	–	–	11.28	.00 [6]	–	[10]	.33	[7]	.14 [7]
12/31/2021	11.31	(.03)	–	[9]	(.03)	–	–	–	11.28	(.27)	–	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	–	[10]	.35		.26
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	–	[10]	.37		1.90
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	–	[10]	.35		1.60
12/31/2017[4,8]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [6]	–	[10]	.34	[7]	.69 [7]

Class 2:
6/30/2022[4,5]	10.93	– [9]	(.01)		(.01)	–	–	–	10.92	(.09)[6]	297		.58	[7]	(.09)[7]
12/31/2021	10.99	(.06)	–	[9]	(.06)	–	–	–	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	– [9]	–	[9]	– [9]	(.02)	–	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	–	[9]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	–	[9]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42

Class 3:
6/30/2022[4,5]	11.07	– [9]	(.01)		(.01)	–	–	–	11.06	(.09)[6]	5.51	[7]			(.04)[7]
12/31/2021	11.12	(.05)	–	[9]	(.05)	–	–	–	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	– [9]	.02		.02	(.03)	–	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	–	[9]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50

Class 4:
6/30/2022[4,5]	11.00	(.02)	–	[9]	(.02)	–	–	–	10.98	(.18)[6]	75		.83	[7]	(.33)[7]
12/31/2021	11.08	(.09)	.01		(.08)	–	–	–	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	–	[9]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19

Refer to the end of the tables for footnotes. 340 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2022[4,5]	$11.67	$.15	$(.98)	$(.83)	$(.05)	$–	$(.05)	$10.79	(7.08)%[6]	$255		.37%[7]		.23%[7]		2.64%[7]
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522		.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83	1,558		.36		.36		1.68

Class 1A:
6/30/2022[4,5]	11.63	.14	(.97)	(.83)	(.05)	–	(.05)	10.75	(7.15)[6]	4		.62	[7]	.48	[7]	2.47	[7]
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5		.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[4,8]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73 [6]	–	[10]	.58	[7]	.58	[7]	1.53	[7]

Class 2:
6/30/2022[4,5]	11.53	.13	(.96)	(.83)	(.05)	–	(.05)	10.65	(7.21)[6]	1,170		.62	[7]	.48	[7]	2.46	[7]
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391		.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59	1,473		.61		.61		1.43

Class 3:
6/30/2022[4,5]	11.70	.14	(.98)	(.84)	(.05)	–	(.05)	10.81	(7.18)[6]	8		.55	[7]	.41	[7]	2.53	[7]
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9		.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72	10		.54		.54		1.50

Class 4:
6/30/2022[4,5]	11.52	.12	(.97)	(.85)	(.04)	–	(.04)	10.63	(7.35)[6]	204		.87	[7]	.73	[7]	2.22	[7]
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238		.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28	62		.86		.86		1.18

Refer to the end of the tables for footnotes. American Funds Insurance Series 341

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment (loss) Income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[12]		Ratio of expenses to average net assets after waivers/ reimbursements[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2022[4,5]	$18.53	$– [9]	$(4.04)	$(4.04)	$(.06)	$(2.54)	$(2.60)	$11.89	(22.20)%[6]	$9		.41%[7]		.36%[7]		.68%[7]		(.02)%[7]
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[14]	3		.42	[14]	.37	[14]	.71	[14]	.82	[14]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [14]	2		.42	[14]	.36	[14]	.70	[14]	.69	[14]

Class P2:
6/30/2022[4,5]	18.42	(.02)	(4.01)	(4.03)	(.06)	(2.54)	(2.60)	11.79	(22.32)[6]	462		.66	[7]	.61	[7]	.93	[7]	(.28)[7]
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34

Managed Risk International Fund

Class P1:
6/30/2022[4,5]	$10.55	$.03	$(1.67)	$(1.64)	$(.26)	$–	$(.26)	$8.65	(15.68)%[6,14]	$2		.42%[7,14]		.37%[7,14]		.87%[7,14]		.60%[7,14]
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	–	(.09)	10.55	(3.92)[14]	2		.44	[14]	.36	[14]	.87	[14]	2.12	[14]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [14]	2		.43	[14]	.35	[14]	.86	[14]	.82	[14]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [14]	1		.41	[14]	.33	[14]	.84	[14]	1.64	[14]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[14]	–	[10]	.33	[14]	.28	[14]	.77	[14]	3.02	[14]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [14]	–	[10]	.28	[14]	.20	[14]	.69	[14]	1.13	[14]

Class P2:
6/30/2022[4,5]	10.48	.01	(1.66)	(1.65)	(.22)	–	(.22)	8.61	(15.83)[6]	131		.69	[7]	.64	[7]	1.14	[7]	.27	[7]
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	–	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2022[4,5]	$12.95	$.04	$(1.26)	$(1.22)	$(.15)	$–	$(.15)	$11.58	(9.45)%[6,14]	$3		.40%[7,14]		.35%[7,14]		.74%[7,14]		.60%[7,14]
12/31/2021	11.24	.16	1.79	1.95	(.24)	–	(.24)	12.95	17.46 [14]	2		.41	[14]	.36	[14]	.77	[14]	1.33	[14]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[14]	2		.40	[14]	.35	[14]	.76	[14]	1.66	[14]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [14]	1		.38	[14]	.33	[14]	.74	[14]	2.14	[14]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[14]	–	[10]	.33	[14]	.28	[14]	.67	[14]	3.21	[14]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [14]	–	[10]	.30	[14]	.25	[14]	.64	[14]	1.59	[14]

Class P2:
6/30/2022[4,5]	12.88	.02	(1.25)	(1.23)	(.14)	–	(.14)	11.51	(9.56)[6]	319		.67	[7]	.62	[7]	1.01	[7]	.25	[7]
12/31/2021	11.18	.11	1.79	1.90	(.20)	–	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43

Refer to the end of the tables for footnotes. 342 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment (loss) Income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[12]		Ratio of expenses to average net assets after waivers/ reimbursements[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2022[4,5]	$15.73	$.02		$(2.50)	$(2.48)	$(.14)	$(.31)	$(.45)	$12.80	(15.87)%[6]	$1,905		.41%[7]		.36%[7]		.64%[7]		.30%[7]
12/31/2021	14.01	.14		1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328		.41		.36		.66		.96
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120		.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987		.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662		.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [14]	2.44	[14]			.37	[14]	.66	[14]	1.61	[14]

Class P2:
6/30/2022[4,5]	15.64	–	[9]	(2.49)	(2.49)	(.13)	(.31)	(.44)	12.71	(16.01)[6]	277		.66	[7]	.61	[7]	.89	[7]	.04	[7]
12/31/2021	13.93	.10		1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340		.66		.61		.91		.70
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315		.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283		.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230		.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08

Managed Risk Asset Allocation Fund

Class P1:
6/30/2022[4,5]	$15.33	$.03		$(2.22)	$(2.19)	$(.20)	$(.48)	$(.68)	$12.46	(14.40)%[6]	$7		.41%[7]		.36%[7]		.64%[7]		.48%[7]
12/31/2021	13.84	.21		1.55	1.76	(.27)	–	(.27)	15.33	12.82	7		.41		.36		.66		1.43
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5		.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2		.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2		.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656		.43		.38		.66		1.45

Class P2:
6/30/2022[4,5]	14.93	.01		(2.16)	(2.15)	(.19)	(.48)	(.67)	12.11	(14.50)[6]	2,285		.66	[7]	.61	[7]	.89	[7]	.20	[7]
12/31/2021	13.45	.15		1.53	1.68	(.20)	–	(.20)	14.93	12.50	2,812		.66		.61		.91		1.03
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773		.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830		.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541		.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798		.68		.63		.91		1.13

Refer to the end of the tables for footnotes. American Funds Insurance Series 343

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended	Year ended December 31,
	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Capital Income Builder	24%	60%	110%	44%	42%	59%
Asset Allocation Fund	20	45	49	47	34	39
American Funds Global Balanced Fund	86	36	68	60	30	28
The Bond Fund of America	39	87	72	146	98	153
Capital World Bond Fund	45	64	88	110	78	74
American Funds Mortgage Fund	16	38	123	84	60	98
U.S. Government Securities Fund	31	126	112	103	76	120

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[15,16]	Six months ended June 30, 2022[4,5,6]	Year ended December 31,
		2021	2020	2019	2018	2017
Global Growth Fund	15%	18%	17%	14%	25%	31%
Global Small Capitalization Fund	21	29	38	50	43	33
Growth Fund	14	25	32	21	35	24
International Fund	20	44	40	32	29	29
New World Fund	20	43	70	38	58	56
Washington Mutual Investors Fund	15	90	40	37	49	34
Capital World Growth and Income Fund	22	85	36	29	49	41
Growth-Income Fund	16	24	33	27	39	27
International Growth and Income Fund	26	41	56	28	38	51
Capital Income Builder	51	93	184	72	98	88
Asset Allocation Fund	54	124	145	79	86	85
American Funds Global Balanced Fund	92	39	86	74	51	41
The Bond Fund of America	190	456	461	373	514	502
Capital World Bond Fund	72	91	145	159	125	105
American High-Income Trust	21	56	78	58	67	78
American Funds Mortgage Fund	634	975	1143	350	811	680
Ultra-Short Bond Fund	– [17]	– [17]	– [17]	– [17]	– [17]	– [17]
U.S. Government Securities Fund	297	433	867	277	446	551
Managed Risk Growth Fund	45	32	80	10	7	25
Managed Risk International Fund	37	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	36	16	101	13	11	32
Managed Risk Growth-Income Fund	33	13	38	6	14	26
Managed Risk Asset Allocation Fund	23	5	30	8	12	1

[1]	Based on average shares outstanding.
[2]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class 1A shares began investment operations on January 6, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

[14]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements. 344 American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	345

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period	[1]	Annualized expense ratio

Global Growth Fund

Class 1 - actual return	$1,000.00	$ 721.63	$2.13		.50%

Class 1 - assumed 5% return	1,000.00	1,022.32	2.51		.50

Class 1A - actual return	1,000.00	720.89	3.20		.75

Class 1A - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 2 - actual return	1,000.00	720.93	3.20		.75

Class 2 - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 4 - actual return	1,000.00	720.06	4.26		1.00

Class 4 - assumed 5% return	1,000.00	1,019.84	5.01		1.00

Global Small Capitalization Fund

Class 1 - actual return	$1,000.00	$ 680.14	$3.00		.72%

Class 1 - assumed 5% return	1,000.00	1,021.22	3.61		.72

Class 1A - actual return	1,000.00	679.46	4.04		.97

Class 1A - assumed 5% return	1,000.00	1,019.98	4.86		.97

Class 2 - actual return	1,000.00	679.13	4.04		.97

Class 2 - assumed 5% return	1,000.00	1,019.98	4.86		.97

Class 4 - actual return	1,000.00	678.74	5.08		1.22

Class 4 - assumed 5% return	1,000.00	1,018.74	6.11		1.22

Growth Fund

Class 1 - actual return	$1,000.00	$ 701.98	$1.43		.34%

Class 1 - assumed 5% return	1,000.00	1,023.11	1.71		.34

Class 1A - actual return	1,000.00	701.09	2.49		.59

Class 1A - assumed 5% return	1,000.00	1,021.87	2.96		.59

Class 2 - actual return	1,000.00	701.01	2.49		.59

Class 2 - assumed 5% return	1,000.00	1,021.87	2.96		.59

Class 3 - actual return	1,000.00	701.15	2.19		.52

Class 3 - assumed 5% return	1,000.00	1,022.22	2.61		.52

Class 4 - actual return	1,000.00	700.18	3.54		.84

Class 4 - assumed 5% return	1,000.00	1,020.63	4.21		.84

International Fund

Class 1 - actual return	$1,000.00	$ 774.70	$2.38		.54%

Class 1 - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 1A - actual return	1,000.00	773.42	3.47		.79

Class 1A - assumed 5% return	1,000.00	1,020.88	3.96		.79

Class 2 - actual return	1,000.00	773.69	3.47		.79

Class 2 - assumed 5% return	1,000.00	1,020.88	3.96		.79

Class 3 - actual return	1,000.00	773.59	3.17		.72

Class 3 - assumed 5% return	1,000.00	1,021.22	3.61		.72

Class 4 - actual return	1,000.00	772.17	4.57		1.04

Class 4 - assumed 5% return	1,000.00	1,019.64	5.21		1.04

New World Fund

Class 1 - actual return	$1,000.00	$ 762.76	$2.49		.57%

Class 1 - assumed 5% return	1,000.00	1,021.97	2.86		.57

Class 1A - actual return	1,000.00	761.75	3.58		.82

Class 1A - assumed 5% return	1,000.00	1,020.73	4.11		.82

Class 2 - actual return	1,000.00	761.59	3.58		.82

Class 2 - assumed 5% return	1,000.00	1,020.73	4.11		.82

Class 4 - actual return	1,000.00	761.06	4.67		1.07

Class 4 - assumed 5% return	1,000.00	1,019.49	5.36		1.07

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period	[1]	Annualized expense ratio

Washington Mutual Investors Fund

Class 1 - actual return	$1,000.00	$ 871.16	$1.21		.26%

Class 1 - assumed 5% return	1,000.00	1,023.51	1.30		.26

Class 1A - actual return	1,000.00	870.17	2.36		.51

Class 1A - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 2 - actual return	1,000.00	869.85	2.36		.51

Class 2 - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 4 - actual return	1,000.00	868.65	3.52		.76

Class 4 - assumed 5% return	1,000.00	1,021.03	3.81		.76

Capital World Growth and Income Fund

Class 1 - actual return	$1,000.00	$ 787.96	$1.86		.42%

Class 1 - assumed 5% return	1,000.00	1,022.71	2.11		.42

Class 1A - actual return	1,000.00	787.16	2.97		.67

Class 1A - assumed 5% return	1,000.00	1,021.47	3.36		.67

Class 2 - actual return	1,000.00	787.04	2.97		.67

Class 2 - assumed 5% return	1,000.00	1,021.47	3.36		.67

Class 4 - actual return	1,000.00	786.00	4.07		.92

Class 4 - assumed 5% return	1,000.00	1,020.23	4.61		.92

Growth-Income Fund

Class 1 - actual return	$1,000.00	$ 803.18	$1.25		.28%

Class 1 - assumed 5% return	1,000.00	1,023.41	1.40		.28

Class 1A - actual return	1,000.00	802.25	2.37		.53

Class 1A - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 2 - actual return	1,000.00	802.13	2.37		.53

Class 2 - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 3 - actual return	1,000.00	802.49	2.06		.46

Class 3 - assumed 5% return	1,000.00	1,022.51	2.31		.46

Class 4 - actual return	1,000.00	801.21	3.48		.78

Class 4 - assumed 5% return	1,000.00	1,020.93	3.91		.78

International Growth and Income Fund

Class 1 - actual return	$1,000.00	$ 810.03	$2.29		.51%

Class 1 - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 1A - actual return	1,000.00	808.58	3.36		.75

Class 1A - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 2 - actual return	1,000.00	808.41	3.36		.75

Class 2 - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 4 - actual return	1,000.00	807.59	4.48		1.00

Class 4 - assumed 5% return	1,000.00	1,019.84	5.01		1.00

Capital Income Builder

Class 1 - actual return	$1,000.00	$ 903.64	$1.23		.26%

Class 1 - assumed 5% return	1,000.00	1,023.51	1.30		.26

Class 1A - actual return	1,000.00	903.17	2.41		.51

Class 1A - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 2 - actual return	1,000.00	903.26	2.41		.51

Class 2 - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 4 - actual return	1,000.00	901.95	3.58		.76

Class 4 - assumed 5% return	1,000.00	1,021.03	3.81		.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period	[1]	Annualized expense ratio

Asset Allocation Fund

Class 1 - actual return	$1,000.00	$ 842.19	$1.37		.30%

Class 1 - assumed 5% return	1,000.00	1,023.31	1.51		.30

Class 1A - actual return	1,000.00	841.23	2.51		.55

Class 1A - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 2 - actual return	1,000.00	840.91	2.51		.55

Class 2 - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 3 - actual return	1,000.00	841.06	2.19		.48

Class 3 - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 4 - actual return	1,000.00	839.89	3.65		.80

Class 4 - assumed 5% return	1,000.00	1,020.83	4.01		.80

American Funds Global Balanced Fund

Class 1 - actual return	$1,000.00	$ 836.93	$2.87		.63%

Class 1 - assumed 5% return	1,000.00	1,021.67	3.16		.63

Class 1A - actual return	1,000.00	835.23	4.05		.89

Class 1A - assumed 5% return	1,000.00	1,020.38	4.46		.89

Class 2 - actual return	1,000.00	835.91	4.05		.89

Class 2 - assumed 5% return	1,000.00	1,020.38	4.46		.89

Class 4 - actual return	1,000.00	834.67	5.14		1.13

Class 4 - assumed 5% return	1,000.00	1,019.19	5.66		1.13

The Bond Fund of America

Class 1 - actual return	$1,000.00	$ 900.38	$.94		.20%

Class 1 - assumed 5% return	1,000.00	1,023.80	1.00		.20

Class 1A - actual return	1,000.00	899.08	2.07		.44

Class 1A - assumed 5% return	1,000.00	1,022.61	2.21		.44

Class 2 - actual return	1,000.00	898.60	2.12		.45

Class 2 - assumed 5% return	1,000.00	1,022.56	2.26		.45

Class 4 - actual return	1,000.00	897.76	3.29		.70

Class 4 - assumed 5% return	1,000.00	1,021.32	3.51		.70

Capital World Bond Fund

Class 1 - actual return	$1,000.00	$ 839.53	$2.14		.47%

Class 1 - assumed 5% return	1,000.00	1,022.46	2.36		.47

Class 1A - actual return	1,000.00	837.83	3.28		.72

Class 1A - assumed 5% return	1,000.00	1,021.22	3.61		.72

Class 2 - actual return	1,000.00	837.85	3.28		.72

Class 2 - assumed 5% return	1,000.00	1,021.22	3.61		.72

Class 4 - actual return	1,000.00	837.41	4.42		.97

Class 4 - assumed 5% return	1,000.00	1,019.98	4.86		.97

American High-Income Trust

Class 1 - actual return	$1,000.00	$ 875.82	$1.49		.32%

Class 1 - assumed 5% return	1,000.00	1,023.21	1.61		.32

Class 1A - actual return	1,000.00	873.98	2.65		.57

Class 1A - assumed 5% return	1,000.00	1,021.97	2.86		.57

Class 2 - actual return	1,000.00	874.79	2.65		.57

Class 2 - assumed 5% return	1,000.00	1,021.97	2.86		.57

Class 3 - actual return	1,000.00	874.18	2.32		.50

Class 3 - assumed 5% return	1,000.00	1,022.32	2.51		.50

Class 4 - actual return	1,000.00	873.17	3.81		.82

Class 4 - assumed 5% return	1,000.00	1,020.73	4.11		.82

Refer to the end of the tables for footnotes.

348 American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period	[1]	Annualized expense ratio

American Funds Mortgage Fund

Class 1 - actual return	$1,000.00	$ 932.26	$1.15		.24%

Class 1 - assumed 5% return	1,000.00	1,023.60	1.20		.24

Class 1A - actual return	1,000.00	930.57	2.39		.50

Class 1A - assumed 5% return	1,000.00	1,022.32	2.51		.50

Class 2 - actual return	1,000.00	930.65	2.39		.50

Class 2 - assumed 5% return	1,000.00	1,022.32	2.51		.50

Class 4 - actual return	1,000.00	929.47	3.59		.75

Class 4 - assumed 5% return	1,000.00	1,021.08	3.76		.75

Ultra-Short Bond Fund

Class 1 - actual return	$1,000.00	$1,000.89	$1.64		.33%

Class 1 - assumed 5% return	1,000.00	1,023.16	1.66		.33

Class 1A - actual return	1,000.00	999.99	1.64		.33

Class 1A - assumed 5% return	1,000.00	1,023.16	1.66		.33

Class 2 - actual return	1,000.00	999.08	2.87		.58

Class 2 - assumed 5% return	1,000.00	1,021.92	2.91		.58

Class 3 - actual return	1,000.00	999.09	2.53		.51

Class 3 - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 4 - actual return	1,000.00	998.18	4.11		.83

Class 4 - assumed 5% return	1,000.00	1,020.68	4.16		.83

U.S. Government Securities Fund

Class 1 - actual return	$1,000.00	$ 929.18	$1.10		.23%

Class 1 - assumed 5% return	1,000.00	1,023.65	1.15		.23

Class 1A - actual return	1,000.00	928.52	2.30		.48

Class 1A - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 2 - actual return	1,000.00	927.90	2.29		.48

Class 2 - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 3 - actual return	1,000.00	928.21	1.96		.41

Class 3 - assumed 5% return	1,000.00	1,022.76	2.06		.41

Class 4 - actual return	1,000.00	926.54	3.49		.73

Class 4 - assumed 5% return	1,000.00	1,021.17	3.66		.73

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period	[1,2]	Annualized expense ratio [2]	Effective expenses paid during period	[3]	Effective annualized expense ratio [4]

Managed Risk Growth Fund

Class P1 - actual return	$1,000.00	$ 778.05	$1.59		.36%	$3.00		.68%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.41		.68

Class P2 - actual return	1,000.00	776.82	2.69		.61	4.10		.93

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.66		.93

Managed Risk International Fund

Class P1 - actual return	$1,000.00	$ 843.21	$1.69		.37%	$3.98		.87%

Class P1 - assumed 5% return	1,000.00	1,022.96	1.86		.37	4.36		.87

Class P2 - actual return	1,000.00	841.68	2.92		.64	5.21		1.14

Class P2 - assumed 5% return	1,000.00	1,021.62	3.21		.64	5.71		1.14

Managed Risk Washington Mutual Investors Fund

Class P1 - actual return	$1,000.00	$ 905.49	$1.65		.35%	$3.50		.74%

Class P1 - assumed 5% return	1,000.00	1,023.06	1.76		.35	3.71		.74

Class P2 - actual return	1,000.00	904.43	2.93		.62	4.77		1.01

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	5.06		1.01

Managed Risk Growth-Income Fund

Class P1 - actual return	$1,000.00	$ 841.25	$1.64		.36%	$2.92		.64%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.21		.64

Class P2 - actual return	1,000.00	839.91	2.78		.61	4.06		.89

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.46		.89

Managed Risk Asset Allocation Fund

Class P1 - actual return	$1,000.00	$ 855.99	$1.66		.36%	$2.95		.64%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.21		.64

Class P2 - actual return	1,000.00	855.00	2.81		.61	4.09		.89

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.46		.89

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

350	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement –

American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund and U.S. Government Securities Fund and to add additional advisory fee breakpoints for Growth Fund when the fund‘s net assets exceed $44 billion, for Growth-Income Fund when the fund’s net assets exceed $44 billion, and for Asset Allocation Fund when the fund’s net assets exceed $34 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	351

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

352	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2023. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2021. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	353

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

354	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	355

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356	American Funds Insurance Series

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American Funds Insurance Series	357

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358	American Funds Insurance Series

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American Funds Insurance Series	359

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

360	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.

[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0822P Litho in USA RCG/PHX/6311-S89939 © 2022 Capital Group. All rights reserved.

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 7, 2022